UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-04984

                            AMERICAN BEACON FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2005

                  Date of reporting period: June 30, 2005


ITEM 1. REPORTS TO STOCKHOLDERS.

G U I D A N C E     |      V I S I O N      |      E X P E R I E N C E



[AMERICAN BEACON FUNDS LOGO]


SEMI-ANNUAL REPORT

[PHOTO]


JUNE 30, 2005


S&P 500 INDEX FUND

SMALL CAP INDEX FUND

INTERNATIONAL EQUITY INDEX FUND



Formerly known as the
American AAdvantage Funds

About American Beacon Advisors
--------------------------------

Since 1986, American Beacon
Advisors has offered a variety
of products and investment
advisory services to numerous
institutional and retail
clients, including a variety of
mutual funds, corporate cash
management, and separate account
management.

Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations,
financial planners, and other
institutional investors. With
American Beacon Advisors, you
can put the experience of a
multi-billion dollar asset
management firm to work for your
company.


Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

                                    Contents
                                    --------------------------------------------
                                    President's Message.....................   1
                                    Performance Overviews...................   4
                                    American Beacon Funds
                                       Statements of Assets and
                                          Liabilities.......................  11
                                       Statements of Operations.............  12
                                       Statements of Changes in Net Assets..  13
                                       Notes to Financial Statements........  14
                                       Financial Highlights.................  19
                                    State Street Equity 500 Index Portfolio
                                       Portfolio of Investments.............  24
                                       Statement of Assets and Liabilities..  30
                                       Statement of Operations..............  31
                                       Statements of Changes in Net Assets..  32
                                       Financial Highlights.................  33
                                       Notes to Financial Statements........  34
                                    Master Small Cap Index Series
                                       Summary Schedule of Investments......  38
                                       Statement of Assets and Liabilities..  44
                                       Statement of Operations..............  45
                                       Statements of Changes in Net Assets..  46
                                       Financial Highlights.................  47
                                       Notes to Financial Statements........  48
                                    Master International Index Series
                                       Summary Schedule of Investments......  52
                                       Statement of Assets and Liabilities..  57
                                       Statement of Operations..............  58
                                       Statements of Changes in Net Assets..  59
                                       Financial Highlights.................  60
                                       Notes to Financial Statements........  61
                                    Additional Information.....Inside Back Cover

American Beacon Funds                                              June 30, 2005

                                                            (BILL QUINN PICTURE)

FELLOW SHAREHOLDERS,

     Enclosed please find the Semi-Annual Report for the American Beacon S&P 500, International Equity, and Small Cap Index Funds for the six months ended June 30, 2005.

     The first half of 2005 was marked by slight downturns, as the major market indices posted losses. The S&P 500 Index reported a decline of 0.81%, the MSCI EAFE Index decreased 1.17%, and the Dow Jones Industrial Average was down 3.65%.

     During the six-month period, the American Beacon S&P 500 Index Fund realized a decrease of 0.91%, the American Beacon Small Cap Index Fund declined 1.27%, and the American Beacon International Equity Index Fund recorded a reduction of 1.06%. Looking forward, each of these Funds will continue to pursue their objective to replicate the returns, before expenses, of each Fund's corresponding Index.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President, American Beacon Funds

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated and may differ from current performance. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009.

                      (This page intentionally left blank)

                             (AMERICAN BEACON LOGO)

DOMESTIC EQUITY MARKET OVERVIEW

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

The year began with a slide after the strong fourth quarter of 2004, with cyclical and small capitalization stocks performing the worst out of the gate. January was characterized by mixed economic data, increasing interest rates, disappointing earnings reports, and climbing oil prices. In addition, gross domestic product growth for the fourth quarter of 2004 was released during January and it came in weaker than expected at 3.1%, primarily as a result of the foreign trade deficit. The markets were able to reverse course in February, even as the productivity report showed a continued slowdown in productivity growth and oil prices continued to climb. In March, the markets resumed their downward slide experienced in January due to the combination of the trade deficit, mixed economic news, high oil prices, and rising interest rates.

     April began on the heels of a March economic soft spot, as retail sales, payrolls, and consumer and business sentiment weakened. For most of April, equity markets were dogged by continuing inflation concerns as oil climbed above $57 per barrel. April closed with the announcement of one of the biggest jumps in the Consumer Price Index in several months, as the CPI rose 0.6% in March. May featured the announcement of slower-than-expected first quarter gross domestic product growth of 3.1%. Despite concerns around economic deceleration, slowing profit growth, and continued high oil prices, first quarter earnings reports remained strong. June brought a slowdown in the equity market rally that began in May as the specter of economic deceleration dampened markets. In addition, oil continued to pressure equity markets as the price climbed to a record high of $60 per barrel.

     As expected, interest rates moved considerably during the period as the yield curve flattened dramatically. The Federal Reserve through the Federal Open Market Committee ("FOMC") continued its "measured pace" of monetary tightening by raising the Federal Funds rate 0.25% four times during the period. This brought the Fed Funds rate to 3.25%.

PERFORMANCE OVERVIEW
AMERICAN BEACON S&P 500 INDEX FUND+
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

     For the six months ended June 30, 2005, the total return of the Institutional Class of the American Beacon S&P 500 Index Fund was -0.91%. The Fund underperformed the S&P 500 Index return of -0.81% but performed in-line with the Lipper S&P 500 Objective Funds Index which returned -0.92%.

                                 ANNUALIZED TOTAL RETURNS
                           -------------------------------------
                                   PERIODS ENDED 6/30/05
                           -------------------------------------
                                                        SINCE
                                                      INCEPTION
                           1 YEAR   3 YEAR   5 YEAR   (12/31/96)
                           ------   ------   ------   ----------
Institutional Class(1)...  6.12%    8.01%    -2.57%     7.22%
PlanAhead Class(1, 2)....  5.68%    7.54%    -2.97%     6.86%
Lipper S&P 500 Index(3)..  6.07%    7.98%    -2.65%     7.09%
S&P 500 Index(3).........  6.32%    8.28%    -2.37%     7.39%

1.  Past performance is not indicative of future performance.
    The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance shown is as of date indicated and may differ from current performance. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 12/31/96 up to 3/2/98, the inception date of the PlanAhead Class, and the returns of the PlanAhead Class since its inception. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in existence since 12/31/96.

3. The Lipper S&P 500 Objective Funds Index tracks the results of the 30 largest mutual funds in the Lipper S&P 500 Objective Funds category. Lipper is an independent mutual fund research and ranking service. The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the U.S.
     Sector performance within the S&P 500 Index (the "Index") was mixed for the first half of 2005. Energy and Utility stocks held the starring roles over the period. Even though Energy companies gained just 2.0% for the full second quarter, they are enjoying ample pricing power, and the 19.9% year-to-date return for the sector made it the strongest in the Index. The income attraction of Utility stocks helped the group gain 15.2% since the start of the year, placing them second only to Energy stocks thus far in 2005.
     On the flip side, many companies in the Materials group continued to suffer from higher energy costs and a more challenging pricing environment. Materials stocks were the weakest group for the period, tumbling 7.5% year-to-date. Consumer Discretionary stocks, the second worst performing sector for the first half of 2005, declined 6.6% pressured by downturns in Time Warner as well as in the major auto stocks.
     At the security level, the top contributors to the Index's return for the six-month period ended June 30, 2005 were Exxon Mobil Corporation (+13.2%), ConocoPhillips (+33.9%) and Intel Corporation (+12.0%). The largest detractors from the Index's return were IBM (-24.4%), eBay, Inc. (-43.3%) and American International Group, Inc. (-11.2%).
     As of June 30, 2005, the Fund's largest sector weightings were Financials (20.3% of assets), Information Technology (15.1% of assets), and Health Care (13.4% of assets), consistent with the top sector weightings in the Index.
     The investment manager continues to utilize a replication strategy, owning all 500 names in the S&P 500 Index in approximately the same weightings as the Index. Therefore, the Fund is expected to continue to meet its objective of closely tracking, before expenses, the return of its benchmark, the S&P 500 Index.

TOP TEN HOLDINGS

                                              % OF EQUITIES*
                                              --------------
General Electric Co.                               3.4%
Exxon Mobil Corp.                                  3.4%
Microsoft Corp.                                    2.3%
Citigroup, Inc.                                    2.2%
Pfizer, Inc.                                       1.9%
Johnson & Johnson                                  1.8%
Bank of America Corp.                              1.7%
Wal Mart Stores, Inc.                              1.5%
Intel Corp.                                        1.5%
American Int'l Group, Inc.                         1.4%

+ The S&P 500 Index Fund is not sponsored, sold or promoted by Standard &
  Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this fund. S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company.

PERFORMANCE OVERVIEW
AMERICAN BEACON S&P 500 INDEX FUND -- CONTINUED
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

EQUITY SECTOR ALLOCATION

                                              % OF EQUITIES*
                                              --------------
Financials                                        20.3%
Information Technology                            15.1%
Health Care                                       13.4%
Consumer Discretionary                            11.5%
Industrials                                       11.2%
Consumer Staples                                  10.1%
Energy                                             8.8%
Utilities                                          3.5%
Telecommunication Services                         3.2%
Materials                                          2.9%

*   Percent of equity portion of State Street Equity 500 Index
    Portfolio

PERFORMANCE OVERVIEW
AMERICAN BEACON SMALL CAP INDEX FUND(SM)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

     For the six months ended June 30, 2005, the total return of the Institutional Class of the American Beacon Small Cap Index Fund was -1.27%. The Fund's performance tracked closely to the Russell 2000(R) Index+ return of -1.25%, and lagged the Lipper Small-Cap Core Funds Index return of -0.16%.

                                       ANNUALIZED TOTAL RETURNS
                                      ---------------------------
                                         PERIODS ENDED 6/30/05
                                      ---------------------------
                                                          SINCE
                                                        INCEPTION
                                      1 YEAR   3 YEAR   (7/31/00)
                                      ------   ------   ---------
Institutional Class(1)..............  9.24%    12.63%     6.36%
Lipper Small-Cap Core Index(2)......  9.67%    12.44%     8.07%
Russell 2000 Index(2)...............  9.45%    12.81%     6.51%

1.  Past performance is not indicative of future performance.
    The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance shown is as of date indicated and may differ from current performance. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. The Lipper Small-Cap Core Funds Index tracks the 30 largest mutual funds in the Lipper Small-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service. The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

     Of the 12 Russell 2000 Index ("Index") sectors, 6 posted positive returns for the six-month period. The top-performing sector was Integrated Oils, returning an impressive 20.5%, followed by Other Energy and Utilities up 20.2% and 11.3%, respectively. The worst-performing sector for the six-month period was Technology, with a return of -11.7%, followed by Auto & Transportation, down 8.9%, and Materials & Processing, down 5.7%.

     As of June 30, 2005, the Fund's largest sector weightings were Financial Services (23.6% of assets), Consumer Discretionary (19.3% of assets), Technology (13.3% of assets) and Health Care (12.1% of assets), consistent with the top sector weightings in the Index.

     The top Index performers for the first half of the year were NutriSystem, Inc. (up 393%), Dynamic Materials Corp. (up 217%), and Momenta Pharmaceuticals, Inc. (up 190%). The bottom individual Index performers were Arbinet-thexchange, Inc. (down 72%), Eyetech Pharmaceuticals, Inc. (down 71%) and OCA, Inc. (down 70%).

     The Fund will continue to strive to meet its objective of closely replicating, before expenses, the return of its benchmark, the Russell 2000 Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio match the characteristics of the Index.

TOP TEN HOLDINGS

                                              % OF EQUITIES*
                                              --------------
Cimarex Energy Co.                                 0.27%
Amylin Pharmaceuticals, Inc.                       0.20%
Cal Dive International, Inc.                       0.19%
Valassis Communications, Inc.                      0.17%
Acxiom Corp.                                       0.17%
Aeropostale, Inc.                                  0.16%
Waste Connections, Inc.                            0.16%
BancorpSouth, Inc.                                 0.16%
First Industrial Realty Trust, Inc.                0.16%
SVB Financial Group                                0.16%

EQUITY SECTOR ALLOCATION

                                              % OF EQUITIES*
                                              --------------
Financial Services                                 23.6%
Consumer Discretionary                             19.3%
Technology                                         13.3%
Health Care                                        12.1%
Materials & Processing                              9.0%
Producer Durables                                   7.7%
Other Energy                                        5.0%
Utilities                                           3.8%
Autos and Transportation                            3.4%
Consumer Staples                                    2.1%
Other                                               0.5%
Integrated Oils                                     0.2%

*   Percent of equity portion of Master Small Cap Index Series

+ Russell 2000 Index is a service mark of the Frank Russell Company.

INTERNATIONAL EQUITY MARKET OVERVIEW
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

The first quarter of 2005 was a negative period for international equity market indexes, as the MSCI EAFE returned -0.17%. January and March were negative months for international equity markets, while February was a positive month. Eight out of sixteen European MSCI Country Indexes experienced positive gains this quarter, as Norway and Denmark posted the strongest growth at approximately 4%. Ireland posted the largest loss at close to -9%. Japan experienced a reversal from the positive returns of the fourth quarter of 2004, returning slightly under -1.4%. Japanese manufacturers cut production in February for a second month in three as exports of electronics slowed. Hong Kong posted the largest loss for the Pacific region, returning slightly under -3.7%.

     The second quarter of 2005 was a negative period for international equity market indexes, as the MSCI EAFE returned -1.01%. Concerns about slowing growth and rising prices left international equity markets lower in April, while May and June were slightly positive months. European equity markets were hit the hardest, as only six out of sixteen European MSCI Country Indexes experienced positive gains this quarter. Finland and Norway posted the strongest European growth at approximately 7.5% and 6.2%, respectively. Portugal posted the largest European loss at close to -9%. G8 nations United Kingdom, France, Germany, and Italy faced slowing consumer demand during the quarter, returning -0.4%, -1.4%, -1.9, and -4.8%, respectively. Despite a rise in confidence among its large manufacturers, Japan continued its downward trend that began in the first quarter of 2005, returning -3.6%. In a reversal from the first quarter of 2005, Hong Kong posted the largest gain for the Pacific region, returning 8%.

     The European Central Bank (ECB) decided to maintain interest rates at 2.00% throughout the first half of the year, the lowest level since 1999.

     In December 2004, the euro reached an all time high against the U.S. dollar as investors worried about the U.S. trade and budget deficits. However, the U.S. dollar has since rebounded on the back of positive U.S. economic data, a series of interest rate increases by the Federal Reserve, and political turmoil in Europe. At the close of the second quarter of 2005, the U.S. dollar hit a new 13 month high versus the euro and a new 10 month high versus the yen amid optimism about the U.S. economy and the prospect that U.S. credit policy would continue to tighten.

     Turning to sector performance, 5 of 10 MSCI EAFE sectors posted positive returns in U.S. dollars for the first half of 2005, led by Energy up 12.47%, Utilities up 3.36%, and Industrials up 1.59%. Lagging performers were Telecommunications Services down -9.37%, Information Technology down -5.90%, and Consumer Discretionary down -4.42%.

PERFORMANCE OVERVIEW
AMERICAN BEACON INTERNATIONAL EQUITY INDEX FUND(SM)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

     For the six months ended June 30, 2005, the Institutional Class of the American Beacon International Equity Index Fund posted a total return of -1.06%, slightly above the MSCI EAFE Index return of -1.17% and slightly below the Lipper International Funds Index return of -0.65%.

                                       ANNUALIZED TOTAL RETURNS
                                      ---------------------------
                                         PERIODS ENDED 6/30/05
                                      ---------------------------
                                                          SINCE
                                                        INCEPTION
                                      1 YEAR   3 YEAR   (7/31/00)
                                      ------   ------   ---------
Institutional Class(1)..............  13.59%   12.03%     0.16%
Lipper Int'l. Large-Cap Core Funds
 Index(2)...........................  13.04%   9.04%     -1.80%
MSCI EAFE Index(2)..................  13.65%   12.06%     0.35%

1.  Past performance is not indicative of future performance.
    The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance shown is as of date indicated and may differ from current performance. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. The Lipper International Large-Cap Core Funds Index tracks the 30 largest mutual funds in the Lipper International Large-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. Performance is that of the MSCI EAFE Index through 9/30/01, the MSCI Provisional EAFE Index from 10/1/01 through 5/31/02, and the MSCI EAFE Index thereafter.
     Of the 21 countries in the MSCI EAFE Index ("EAFE"), 11 posted positive returns for the six-month period. The top performer was Norway, up 12.6%, followed by Austria and Denmark, with respective returns of 7.6% and 7.1%, all in U.S. dollars. The worst performers for the first two quarters were Portugal, Ireland, and Japan with respective returns of -11.6%, -8.5%, and -5.8%.
     Turning to sector performance, five out of ten EAFE sectors posted positive returns for the first half of the year led by Energy (up 12.5%), Utilities (up 3.4%), and Industrials (up 1.6%). Lagging performers were Telecommunication Services (down 9.4%), Information Technology (down 5.9%), and Consumer Discretionary (down 4.4%).
     The top EAFE performers for the six-month period were SembCorp Marine Ltd. (up 101%), Chiyoda Corp. (up 84%) and Lundin Petroleum AB (up 76%). The bottom Index performers were Elan Corp. PLC (down 71%), Creative Technology Ltd. (down 55%), and Multiplex Group Ltd. (down 47%).
     As of June 30, 2005, the Fund's largest country weightings were the United Kingdom (25%) and Japan (22%), while the largest sector weightings were Financials (27%) and Consumer Discretionary (12%).
     The American Beacon International Equity Index Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the MSCI EAFE Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio match the characteristics of the Index.

TOP TEN HOLDINGS

                                              % OF EQUITIES*
                                              --------------
BP plc                                             2.5%
HSBC Holdings plc                                  2.0%
Vodafone Group plc                                 1.8%
GlaxoSmithKline plc                                1.6%
Royal Dutch Petroleum Co.                          1.5%
Total S.A.                                         1.5%
Novartis AG                                        1.3%
Nestle SA                                          1.2%
Toyota Motor Corp.                                 1.1%
Royal Bank of Scotland Group plc                   1.1%

EQUITY SECTOR ALLOCATION

                                      % OF EQUITIES*   EAFE
                                      --------------   -----
Financials                                27.3%        27.4%
Consumer Discretionary                    11.6%        11.8%
Industrials                                9.7%         9.7%
Energy                                     9.0%         9.1%
Consumer Staples                           8.4%         8.3%
Health Care                                8.3%         8.2%
Materials                                  7.2%         7.1%
Telecommunication Services                 6.7%         6.7%
Information Technology                     6.6%         6.5%
Utilities                                  5.2%         5.2%

*   Percent of equity portion of Master International Index
    Series

PERFORMANCE OVERVIEW
AMERICAN BEACON INTERNATIONAL EQUITY INDEX FUND(SM) -- CONTINUED
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

COUNTRY ALLOCATION

                                (COUNTRY CHART)

                                      % OF EQUITIES*   EAFE
                                      --------------   -----
United Kingdom                            25.0%        25.0%
Japan                                     21.8%        21.8%
France                                     9.6%         9.6%
Switzerland                                6.8%         6.8%
Germany                                    6.8%         6.8%
Australia                                  5.5%         5.5%
Netherlands                                4.9%         4.9%
Spain                                      4.0%         4.0%
Italy                                      3.9%         3.9%
Sweden                                     2.4%         2.4%
Hong Kong                                  1.8%         1.8%
Finland                                    1.6%         1.5%
Belgium                                    1.3%         1.3%
Singapore                                  0.9%         0.9%
Ireland                                    0.8%         0.8%
Denmark                                    0.8%         0.8%
Norway                                     0.7%         0.7%
Greece                                     0.5%         0.6%
Austria                                    0.4%         0.4%
Portugal                                   0.3%         0.3%
New Zealand                                0.2%         0.2%

*   Percent of equity portion of Master International Index
    Series

FUND EXPENSES
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLE

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

     The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" row estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

ACTUAL

                                 S&P 500    SMALL CAP   INTERNATIONAL                                                    S&P 500
INSTITUTIONAL CLASS               INDEX       INDEX     EQUITY INDEX    PLANAHEAD CLASS                                   INDEX
-------------------             ---------   ---------   -------------   ---------------                                 ---------
Beginning Account Value
 1/1/05.......................  $1,000.00   $1,000.00     $1,000.00     Beginning Account Value 1/1/05...............   $1,000.00
Ending Account Value
 6/30/05......................  $  990.86   $ 987.27      $  989.35     Ending Account Value 6/30/05.................   $  989.00
Expenses Paid During Period*
 1/1/05-6/30/05...............  $    0.73   $   1.10      $    1.14     Expenses Paid During Period* 1/1/05-6/30/05..   $    3.04
Annualized Expense Ratio......       0.15%      0.22%          0.23%    Annualized Expense Ratio.....................        0.62%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The following table provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Expenses Paid During Period" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

HYPOTHETICAL

                                 S&P 500    SMALL CAP   INTERNATIONAL                                                    S&P 500
INSTITUTIONAL CLASS               INDEX       INDEX     EQUITY INDEX    PLANAHEAD CLASS                                   INDEX
-------------------             ---------   ---------   -------------   ---------------                                 ---------
Beginning Account Value
 1/1/05.......................  $1,000.00   $1,000.00     $1,000.00     Beginning Account Value 1/1/05...............   $1,000.00
Ending Account Value
 6/30/05......................  $1,024.06   $1,023.69     $1,023.65     Ending Account Value 6/30/05.................   $1,021.74
Expenses Paid During Period*
 1/1/05-6/30/05...............  $    0.75   $   1.12      $    1.16     Expenses Paid During Period* 1/1/05-6/30/05..   $    3.09
Annualized Expense Ratio......       0.15%      0.22%          0.23%    Annualized Expense Ratio.....................        0.62%

---------------

* Expenses are equal to the Fund's annualized expense ratios for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------
(in thousands, except share and per share amounts)

                                                                S&P 500     SMALL CAP    INTERNATIONAL
                                                                 INDEX        INDEX      EQUITY INDEX
                                                              -----------   ----------   -------------
ASSETS:
    Investment in master portfolio, at value................  $   276,807   $   35,292    $   56,927
    Receivable for fund shares sold.........................           57          340             4
                                                              -----------   ----------    ----------
        TOTAL ASSETS........................................      276,864       35,632        56,931
                                                              -----------   ----------    ----------

LIABILITIES:
    Payable for fund shares redeemed........................        1,808           --           183
    Administrative service fees payable (Note 2)............           19            1             1
    Other liabilities.......................................           59           15             8
                                                              -----------   ----------    ----------
        TOTAL LIABILITIES...................................        1,886           16           192
                                                              -----------   ----------    ----------
NET ASSETS..................................................  $   274,978   $   35,616    $   56,739
                                                              ===========   ==========    ==========

ANALYSIS OF NET ASSETS:
    Paid-in capital.........................................  $   255,207   $   28,579    $   54,337
    Undistributed net investment income.....................        1,282          167           911
    Accumulated net realized gain (loss)....................      (49,293)         688         4,307
    Unrealized net appreciation (depreciation) of
      investments and futures contracts.....................       67,782        6,182        (2,816)
                                                              -----------   ----------    ----------
NET ASSETS..................................................  $   274,978   $   35,616    $   56,739
                                                              ===========   ==========    ==========
SHARES OUTSTANDING (NO PAR VALUE):
    Institutional Class.....................................   14,041,409    2,869,097     6,109,904
                                                              ===========   ==========    ==========
    PlanAhead Class.........................................    2,958,141          N/A           N/A
                                                              ===========   ==========    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
    Institutional Class.....................................  $     16.21   $    12.41    $     9.29
                                                              ===========   ==========    ==========
    PlanAhead Class.........................................  $     16.00          N/A           N/A
                                                              ===========   ==========    ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------
(in thousands)

                                                              S&P 500   SMALL CAP   INTERNATIONAL
                                                               INDEX      INDEX     EQUITY INDEX
                                                              -------   ---------   -------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
    Portfolio income........................................  $2,536     $   183       $ 1,064
    Portfolio expenses......................................     (62)        (13)          (28)
                                                              -------    -------       -------
        NET INVESTMENT INCOME ALLOCATED FROM MASTER
          PORTFOLIO.........................................   2,474         170         1,036
                                                              -------    -------       -------
FUND EXPENSES:
    Administrative service fees (Note 2):
        Institutional Class.................................      57           9            14
        PlanAhead Class.....................................      57          --            --
    Sub-administrative service fees
        Institutional Class.................................      --          --             4
    Transfer agency fees:
        Institutional Class.................................      18           5             5
        PlanAhead Class.....................................       7          --            --
    Custody and Accounting fees.............................       4           4             6
    Professional fees.......................................       8           1             1
    Registration fees.......................................      14           1             1
    Service fees - PlanAhead Class (Note 2).................      57          --            --
    Printing................................................      20           4             4
    Other expenses..........................................       6           2            --
                                                              -------    -------       -------
        TOTAL FUND EXPENSES.................................     248          26            35
                                                              -------    -------       -------
NET INVESTMENT INCOME.......................................   2,226         144         1,001
                                                              -------    -------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM MASTER
  PORTFOLIO:
    Net realized gain (loss) from investment transactions...  (1,551)      1,468           143
    Net realized loss on foreign currency transactions......      --          (9)           --
    Net realized loss from futures transactions.............     (12)         --            --
    Net change in unrealized appreciation of investments and
      futures contracts.....................................  (3,366)     (2,248)       (3,048)
                                                              -------    -------       -------
        NET GAIN ON INVESTMENTS.............................  (4,929)       (789)       (2,905)
                                                              -------    -------       -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(2,703)   $  (645)      $(1,904)
                                                              =======    =======       =======

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)

                                                S&P 500 INDEX               SMALL CAP INDEX         INTERNATIONAL EQUITY INDEX
                                          --------------------------   --------------------------   --------------------------
                                          SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                             ENDED       YEAR ENDED       ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                           JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                             2005           2004          2005           2004          2005           2004
                                          -----------   ------------   -----------   ------------   -----------   ------------
                                          (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income................   $  2,226       $  4,939       $   144      $     410      $  1,001       $    511
   Net realized gain (loss) on
     investments and futures
     transactions.......................     (1,563)        (2,744)        1,459          1,654           143          5,436
   Change in net unrealized appreciation
     (depreciation) of investments and
     futures contracts..................     (3,366)        26,225        (2,248)         2,795        (3,048)          (739)
                                           --------       --------       -------      ---------      --------       --------
       NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM
        OPERATIONS......................     (2,703)        28,420          (645)         4,859        (1,904)         5,208
                                           --------       --------       -------      ---------      --------       --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
       Institutional Class..............       (964)        (4,253)           --           (409)           --           (617)
       PlanAhead Class..................       (143)          (670)           --             --            --             --
   Net realized gain from investments
     and futures transactions:
       Institutional Class..............         --             --            --         (1,785)           --             --
                                           --------       --------       -------      ---------      --------       --------
       TOTAL DISTRIBUTIONS TO
        SHAREHOLDERS....................     (1,107)        (4,923)           --         (2,194)           --           (617)
                                           --------       --------       -------      ---------      --------       --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares........     28,053         46,823         4,018        101,166        69,569         62,034
   Reinvestments of dividends and
     distributions......................      1,099          4,893            --          2,194            --            617
   Cost of shares redeemed..............    (41,376)       (64,181)       (6,953)      (134,585)      (34,082)       (54,129)
                                           --------       --------       -------      ---------      --------       --------
       NET INCREASE (DECREASE) IN NET
        ASSETS FROM CAPITAL SHARE
        TRANSACTIONS....................    (12,224)       (12,465)       (2,935)       (31,225)       35,487          8,522
                                           --------       --------       -------      ---------      --------       --------
NET INCREASE (DECREASE) IN NET ASSETS...    (16,034)        11,032        (3,580)       (28,560)       33,583         13,113
                                           --------       --------       -------      ---------      --------       --------
NET ASSETS:
   Beginning of period..................    291,012        279,980        39,196         67,756        23,156         10,043
                                           --------       --------       -------      ---------      --------       --------
   END OF PERIOD*.......................   $274,978       $291,012       $35,616      $  39,196      $ 56,739       $ 23,156
                                           ========       ========       =======      =========      ========       ========
   * Includes undistributed net
     investment income of...............   $  1,282       $    128       $   167      $      21      $    911       $    (32)
                                           ========       ========       =======      =========      ========       ========

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust"), formerly known as the American AAdvantage Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon S&P 500 Index Fund, the American Beacon Small Cap Index Fund and the American Beacon International Equity Index Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust. The Institutional Class of the S&P 500 Index Fund commenced operations on December 31, 1996, and the Fund commenced sale of a second class of shares, designated as "PlanAhead Class" shares, on March 2, 1998. The Institutional Class of the Small Cap Index and the International Equity Index Funds commenced operations on July 31, 2000.

     Each Fund invests all of its investable assets in a corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Index Series (each a "Portfolio" and collectively the "Portfolios") are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding Portfolio.

                                                                          % OF PORTFOLIO
                                                                          HELD BY FUND AT
AMERICAN BEACON:                 PORTFOLIOS:                               JUNE 30, 2005
----------------                 -----------                              ---------------
S&P 500 Index Fund               State Street Equity 500 Index Portfolio       11.6%
Small Cap Index Fund             Master Small Cap Index Series                 10.0%
International Equity Index Fund  Master International Index Series             13.5%

     The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     American Beacon Advisors, Inc. (the "Manager"), formerly known as AMR Investment Services, Inc., is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Class Disclosure

     The S&P 500 Index Fund has two classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences between the classes:

CLASS:                                       OFFERED TO:                                     SERVICE FEES:
------                                       -----------                                     -------------
INSTITUTIONAL CLASS  Investors making an initial investment of $2 million         Administrative Service        0.05%
                                                                                  Fee --
PLANAHEAD CLASS      General public and investors investing through an            Administrative Service        0.25%
                     intermediary                                                 Fee --                        0.25%
                                                                                  Service Fee --

     Investment income, net capital gains (losses) and all expenses incurred by the S&P 500 Index Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

  Valuation of Investments

     Valuation of securities by each Portfolio is discussed in the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

  Investment Income

     Each Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of its corresponding Portfolio each day. All net investment income and realized and unrealized gains (losses) of each Portfolio are allocated pro rata among the investors in that Portfolio at the time of such determination.

  Dividends to Shareholders

     Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will declare and pay dividends quarterly. Distributions, if any, of net realized capital gains are generally paid annually and recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles that may treat certain transactions differently than generally accepted accounting principles.

  Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

  Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of each Fund's total assets (which includes the value of the Fund's investment in its Portfolio), less liabilities, by the number of Fund shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

  Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to each Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund, and Small Cap Index Fund and an annualized fee of 0.25% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

  Service Agreement

     The Manager and the Trust entered into a Service Agreement that obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class of the S&P 500 Index Fund. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

  Other

     Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided free unlimited air transportation on American. Retired Trustees and their spouses are provided free transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

     At June 30, 2005, the employee benefit plans of AMR Corporation and its subsidiary companies owned 87.6% of the Institutional Class of the S&P 500 Index Fund, 98.2% of the Small Cap Index Fund and 39.3% of the International Equity Index Fund.

3.   FEDERAL INCOME AND EXCISE TAXES

     It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     Dividends are determined in accordance with federal income tax regulations which may treat certain transactions differently than United States generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The following percentages of fund dividends are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: S&P 500 Index 100%, Small Cap Index 31%, and International Equity Index 79%.

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

     The tax character of distributions during the six months ended June 30, 2005 and the fiscal year ended December 31, 2004 were as follows (in thousands):

                                    S&P 500 INDEX              SMALL CAP INDEX        INTERNATIONAL EQUITY INDEX
                              -------------------------   -------------------------   ---------------------------
                              SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                ENDED       YEAR ENDED      ENDED       YEAR ENDED       ENDED       YEAR ENDED
                               JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                 2005          2004          2005          2004          2005           2004
                              ----------   ------------   ----------   ------------   -----------   -------------
Distributions paid from:
  Ordinary Income:*
     Institutional Class....    $  964        $4,253        $  --         $1,104         $  --          $617
     PlanAhead Class........       143           670           --             --            --            --
  Long-term capital gain
     Institutional Class....        --            --           --          1,090            --            --
                                ------        ------        -----         ------         -----          ----
TOTAL TAXABLE
  DISTRIBUTIONS.............    $1,107        $4,923        $  --         $2,194         $  --          $617
                                ======        ======        =====         ======         =====          ====

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     At December 31, 2004, capital loss carryforward positions for federal income tax purposes were as follows (in thousands):

FUND                                 2005   2006   2007    2008     2009     2010     2011    2012     TOTAL
----                                 ----   ----   ----   ------   ------   -------   ----   ------   -------
S&P 500 Index Fund.................  $23    $815   $45    $8,848   $1,300   $11,516   $635   $1,060   $24,242
International Equity Index Fund....   --      --    --        --      322       437    282       --     1,041

     Net capital loss carryovers utilized for the period ended December 31, 2004 are as follows: Small Cap Index Fund $245,227 and International Equity Index Fund $70,243.

     Net capital and foreign currency losses incurred after October 31, 2004 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2004, the S&P 500 Index Fund and Small Cap Index Fund, respectively, deferred $152,992 and $67,124, of capital losses to January 1, 2005.

4.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds:

S&P 500 INDEX FUND

                                      FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                            JUNE 30, 2005             DECEMBER 31, 2004
                                      -------------------------   -------------------------
INSTITUTIONAL CLASS                     SHARES        AMOUNT        SHARES        AMOUNT
-------------------                   ----------   ------------   ----------   ------------
Shares sold.........................   1,136,915   $ 18,314,427    1,938,941   $ 29,855,229
Reinvestment of dividends...........      60,476        961,570      269,604      4,244,506
Shares redeemed.....................  (2,050,760)   (33,165,343)  (3,552,128)   (54,721,190)
                                      ----------   ------------   ----------   ------------
Net decrease in capital shares
  outstanding.......................    (853,369)  $(13,889,346)  (1,343,583)  $(20,621,455)
                                      ==========   ============   ==========   ============

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                           FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                                JUNE 30, 2005            DECEMBER 31, 2004
                                           ------------------------   -----------------------
PLANAHEAD CLASS                             SHARES        AMOUNT       SHARES       AMOUNT
---------------                            ---------   ------------   ---------   -----------
Shares sold..............................   612,154    $ 9,739,005    1,111,634   $16,968,030
Reinvestment of dividends................     8,741        137,234       41,362       648,294
Shares redeemed..........................  (518,081)    (8,210,821)    (618,975)   (9,459,897)
                                           --------    -----------    ---------   -----------
Net increase in capital shares
  outstanding............................   102,814    $ 1,665,418      534,021   $ 8,156,427
                                           ========    ===========    =========   ===========

SMALL CAP INDEX FUND

                                      FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                           JUNE 30, 2005              DECEMBER 31, 2004
                                      ------------------------   ---------------------------
INSTITUTIONAL CLASS                    SHARES        AMOUNT        SHARES         AMOUNT
-------------------                   ---------   ------------   -----------   -------------
Shares sold.........................   334,860    $ 4,017,706      8,578,011   $ 101,165,598
Reinvestment of dividends...........        --             --        175,390       2,194,134
Shares redeemed.....................  (583,314)    (6,952,884)   (11,648,975)   (134,584,990)
                                      --------    -----------    -----------   -------------
Net decrease in capital shares
  outstanding.......................  (248,454)   $(2,935,178)    (2,895,574)  $ (31,225,258)
                                      ========    ===========    ===========   =============

INTERNATIONAL EQUITY INDEX FUND

                                      FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                            JUNE 30, 2005             DECEMBER 31, 2004
                                      -------------------------   -------------------------
INSTITUTIONAL CLASS                     SHARES        AMOUNT        SHARES        AMOUNT
-------------------                   ----------   ------------   ----------   ------------
Shares sold.........................   7,319,535   $ 69,568,908    7,529,578   $ 62,034,275
Reinvestment of dividends...........          --             --       67,124        616,868
Shares redeemed.....................  (3,674,432)   (34,081,538)  (6,385,467)   (54,128,524)
                                      ----------   ------------   ----------   ------------
Net increase in capital shares
  outstanding.......................   3,645,103   $ 35,487,370    1,211,235   $  8,522,619
                                      ==========   ============   ==========   ============

--------------------------------------------------------------------------------

AMERICAN BEACON S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                         INSTITUTIONAL CLASS
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                             YEAR ENDED DECEMBER 31,
                                           JUNE 30,        ----------------------------------------------------------------
                                             2005            2004          2003          2002          2001        2000(B)
                                          -----------      --------      --------      --------      --------      --------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....   $  16.43        $  15.10      $  11.96      $  15.62      $  17.99      $  20.05
                                           --------        --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income...............       0.14            0.29          0.21          0.20          0.20          0.23
    Net gains (losses) on securities
      (both realized and unrealized)....      (0.29)           1.32          3.14         (3.66)        (2.38)        (2.05)
                                           --------        --------      --------      --------      --------      --------
Total from investment operations........      (0.15)           1.61          3.35         (3.46)        (2.18)        (1.82)
                                           --------        --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
    Dividends from net investment
      income............................      (0.07)          (0.28)        (0.21)        (0.20)        (0.19)(C)     (0.24)(C)
                                           --------        --------      --------      --------      --------      --------
Total distributions.....................      (0.07)          (0.28)        (0.21)        (0.20)        (0.19)        (0.24)
                                           --------        --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD..........   $  16.21        $  16.43      $  15.10      $  11.96      $  15.62      $  17.99
                                           ========        ========      ========      ========      ========      ========
TOTAL RETURN............................     (0.91%)(D)      10.76%        28.26%       (22.27%)      (12.12%)       (9.15%)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)........................   $227,648        $244,668      $245,251      $195,368      $254,289      $321,805
    Ratios to average net assets
      (annualized):(A)
         Net investment income..........      1.70%           1.85%         1.63%         1.47%         1.22%         1.09%
         Expenses.......................      0.15%           0.17%         0.14%         0.14%         0.15%         0.16%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000, and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

(D) Not annualized.

--------------------------------------------------------------------------------

AMERICAN BEACON S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                              PLANAHEAD CLASS
                                  -----------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED                        YEAR ENDED DECEMBER 31,
                                   JUNE 30,        ------------------------------------------------------
                                     2005           2004         2003       2002       2001       2000(B)
                                  -----------      -------      -------   --------   --------     -------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................    $ 16.23        $ 14.96      $ 11.85   $  15.49   $  17.99     $ 20.12
                                    -------        -------      -------   --------   --------     -------
INCOME FROM INVESTMENT
  OPERATIONS:(A)
    Net investment income.......       0.10           0.21         0.15       0.14       0.14        0.13
    Net gains (losses) on
      securities (both realized
      and unrealized)...........      (0.28)          1.31         3.12      (3.64)     (2.39)      (2.00)
                                    -------        -------      -------   --------   --------     -------
Total from investment
  operations....................      (0.18)          1.52         3.27      (3.50)     (2.25)      (1.87)
                                    -------        -------      -------   --------   --------     -------
LESS DISTRIBUTIONS:
    Dividends from net
      investment income.........      (0.05)         (0.25)       (0.16)     (0.14)     (0.25)(C)   (0.26)(C)
                                    -------        -------      -------   --------   --------     -------
Total distributions.............      (0.05)         (0.25)       (0.16)     (0.14)     (0.25)      (0.26)
                                    -------        -------      -------   --------   --------     -------
NET ASSET VALUE, END OF PERIOD..    $ 16.00        $ 16.23      $ 14.96   $  11.85   $  15.49     $ 17.99
                                    =======        =======      =======   ========   ========     =======
TOTAL RETURN....................     (1.10%)(E)     10.21%       27.65%    (22.59%)   (12.48%)     (9.38%)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period
      (in thousands)............    $47,330        $46,344      $34,729   $ 24,885   $ 32,284     $ 5,143
    Ratios to average net assets
      (annualized):(A)
         Net investment income..      1.24%          1.43%        1.16%      1.06%      0.89%       0.66%
         Expenses(D)............      0.62%          0.62%        0.63%      0.55%      0.56%       0.54%
         Decrease reflected in
           above expense ratio
           due to absorption of
           expenses by American
           Beacon Advisors,
           Inc.(D)..............         --             --        0.01%      0.08%      0.05%       0.16%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio prior to March 1, 2000, and the State Street Equity 500 Index Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Equity 500 Index Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio.

(C) Includes a tax return of capital distribution which amounted to less than $0.01 per share.

(D) American Beacon Advisors, Inc. agreed to reimburse the Class for a portion of its expenses through March 1, 2003.

(E) Not annualized.

--------------------------------------------------------------------------------

AMERICAN BEACON SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                           INSTITUTIONAL CLASS
                                -------------------------------------------------------------------------
                                SIX MONTHS
                                   ENDED                  YEAR ENDED DECEMBER 31,             JULY 31 TO
                                 JUNE 30,        -----------------------------------------   DECEMBER 31,
                                   2005           2004         2003       2002      2001         2000
                                -----------      -------      -------   --------   -------   ------------
                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD......................    $ 12.57        $ 11.27      $  7.70   $   9.79   $  9.69     $ 10.00
                                  -------        -------      -------   --------   -------     -------
INCOME FROM INVESTMENT
  OPERATIONS:(A)
    Net investment income.....       0.05           0.14         0.04       0.11      0.09        0.05
    Net gains (losses) on
      securities (both
      realized and
      unrealized).............      (0.21)          1.87         3.57      (2.10)     0.11       (0.31)
                                  -------        -------      -------   --------   -------     -------
Total from investment
  operations..................      (0.16)          2.01         3.61      (1.99)     0.20       (0.26)
                                  -------        -------      -------   --------   -------     -------
LESS DISTRIBUTIONS:
    Dividends from net
      investment income.......         --          (0.13)       (0.04)     (0.10)    (0.09)      (0.05)
    Distributions from net
      realized gain on
      investments.............         --          (0.58)          --         --        --          --
    Tax return of capital.....         --             --           --         --     (0.01)         --
                                  -------        -------      -------   --------   -------     -------
Total distributions...........         --          (0.71)       (0.04)     (0.10)    (0.10)      (0.05)
                                  -------        -------      -------   --------   -------     -------
NET ASSET VALUE, END OF
  PERIOD......................    $ 12.41        $ 12.57      $ 11.27   $   7.70   $  9.79     $  9.69
                                  =======        =======      =======   ========   =======     =======
TOTAL RETURN..................     (1.27%)(B)     17.91%       46.90%    (20.37%)    2.07%      (2.59%)(B)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period
      (in thousands)..........    $35,616        $39,196      $67,756   $ 11,227   $11,803     $ 4,120
    Ratios to average net
      assets (annualized):(A)
         Net investment
           income.............      0.83%          0.90%        1.04%      1.13%     1.36%       1.61%
         Expenses.............      0.22%          0.22%        0.24%      0.20%     0.19%       0.50%(C)
         Decrease reflected in
           above expense ratio
           due to absorption
           of expenses by
           American Beacon
           Advisors, Inc. ....         --             --           --         --        --       0.46%(C)

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) Not annualized.

(C) American Beacon Advisors, Inc. agreed to reimburse the Fund for a portion of its expenses through December 31, 2000 such that the total expense ratio of the Fund would not exceed 0.50%.

--------------------------------------------------------------------------------

AMERICAN BEACON INTERNATIONAL EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                         INSTITUTIONAL CLASS
                              --------------------------------------------------------------------------
                              SIX MONTHS
                                 ENDED                  YEAR ENDED DECEMBER 31,              JULY 31 TO
                               JUNE 30,        ------------------------------------------   DECEMBER 31,
                                 2005           2004         2003       2002       2001         2000
                              -----------      -------      -------   --------   --------   ------------
                              (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD.................    $  9.39        $  8.01      $  5.86   $   7.07   $   9.21     $ 10.00
                                -------        -------      -------   --------   --------     -------
INCOME FROM INVESTMENT
  OPERATIONS:(A)
    Net investment income...       0.18           0.17         0.14       0.11       0.10        0.02
    Net gains (losses) on
      securities (both
      realized and
      unrealized)...........      (0.28)          1.44         2.13      (1.23)     (2.12)      (0.72)
                                -------        -------      -------   --------   --------     -------
Total from investment
  operations................      (0.10)          1.61         2.27      (1.12)     (2.02)      (0.70)
                                -------        -------      -------   --------   --------     -------
LESS DISTRIBUTIONS:
    Dividends from net
      investment income.....         --          (0.23)       (0.12)     (0.09)     (0.09)      (0.03)
    Distributions from net
      realized gain on
      investments...........         --             --           --         --         --       (0.05)
    Tax return of capital...         --             --           --         --      (0.03)      (0.01)
                                -------        -------      -------   --------   --------     -------
Total distributions.........         --          (0.23)       (0.12)     (0.09)     (0.12)      (0.09)
                                -------        -------      -------   --------   --------     -------
NET ASSET VALUE, END OF
  PERIOD....................    $  9.29        $  9.39      $  8.01   $   5.86   $   7.07     $  9.21
                                =======        =======      =======   ========   ========     =======
TOTAL RETURN................     (1.06%)(B)     20.12%       38.87%    (15.65%)   (22.14%)     (7.03%)(B)
RATIOS AND SUPPLEMENTAL
  DATA:
    Net assets, end of
      period (in
      thousands)............    $56,739        $23,156      $10,043   $  4,912   $  3,773     $ 3,542
    Ratios to average net
      assets
      (annualized):(A)
         Net investment
           income...........      3.70%          2.16%        2.71%      1.97%      1.49%       0.63%
         Expenses...........      0.23%          0.26%        0.31%      0.25%      0.29%       0.60%(C)
         Decrease reflected
           in above expense
           ratio due to
           absorption of
           expenses by
           American Beacon
           Advisors,
           Inc. ............         --             --           --         --         --       1.52%(C)

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.

(B) Not annualized.

(C) American Beacon Advisors, Inc. agreed to reimburse the Fund for a portion of its expenses through December 31, 2000 such that the total expense ratio of the Fund did not exceed 0.60%.

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

                             (AMERICAN BEACON LOGO)

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
COMMON STOCKS - 97.67%
CONSUMER DISCRETIONARY - 11.07%
AutoNation, Inc. (a)...........     48,800   $    1,001
AutoZone, Inc. (a).............     13,987        1,293
Bed Bath & Beyond, Inc. (a)....     63,114        2,637
Best Buy Co., Inc. ............     63,621        4,361
Big Lots, Inc. (a).............     24,438          324
Black & Decker Corp............     17,033        1,530
Brunswick Corp. ...............     20,829          902
Carnival Corp. (b).............    112,919        6,160
Centex Corp. (b)...............     26,976        1,906
Circuit City Stores, Inc. .....     41,339          715
Clear Channel Communications,
  Inc. ........................    108,865        3,367
Coach, Inc. (a)................     81,400        2,733
Comcast Corp. (a)..............    471,067       14,462
Cooper Tire & Rubber Co. (b)...     12,537          233
Dana Corp. ....................     32,949          495
Darden Restaurants, Inc. ......     31,910        1,052
Delphi Corp. (b)...............    121,567          565
Dillard's, Inc. Class A (b)....     15,253          357
Dollar General Corp. (b).......     65,215        1,328
Dow Jones & Co., Inc. (b)......     15,326          543
D.R. Horton, Inc. .............      3,900          147
Eastman Kodak Co. .............     60,837        1,634
eBay, Inc. (a).................    261,920        8,646
Family Dollar Stores, Inc. ....     36,368          949
Federated Department Stores,
  Inc. ........................     35,976        2,636
Ford Motor Co. (b).............    390,255        3,996
Fortune Brands, Inc. ..........     30,866        2,741
Gannett Co., Inc. .............     53,538        3,808
Gap, Inc. .....................    161,830        3,196
General Motors Corp. (b).......    121,173        4,120
Genuine Parts Co. .............     37,793        1,553
Goodyear Tire & Rubber Co.
  (a)(b).......................     37,942          565
Harley-Davidson, Inc. .........     60,838        3,018
Harrah's Entertainment,
  Inc. ........................     38,233        2,756
Hasbro, Inc. ..................     36,087          750
Hilton Hotels Corp. ...........     81,743        1,950
Home Depot, Inc. ..............    458,457       17,834
International Game Technology..     73,352        2,065
Interpublic Group of Cos., Inc.
  (a)..........................     91,677        1,117
JC Penney & Co., Inc. .........     56,188        2,954
Johnson Controls, Inc. ........     41,196        2,321
Jones Apparel Group, Inc. .....     26,679          828
KB HOME........................     17,662        1,346
Knight-Ridder, Inc. ...........     16,291          999
Kohl's Corp. (a)...............     69,510        3,886
Leggett & Platt, Inc. .........     41,354        1,099
Limited Brands.................     82,669        1,771
Liz Claiborne, Inc. ...........     23,541          936
Lowe's Cos., Inc. .............    165,023        9,608
Marriott International, Inc.
  Class A......................     42,839        2,923
Mattel, Inc. ..................     89,845        1,644
May Department Stores Co. .....     65,567        2,633
Maytag Corp. (b)...............     17,529          275
McDonald's Corp. ..............    271,653        7,538
McGraw-Hill, Inc. .............     80,026        3,541
Meredith Corp. ................      9,847          483

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
New York Times Co. Class A.....     31,545   $      983
Newell Rubbermaid, Inc. (b)....     59,621        1,421
News Corp. Class A.............    615,700        9,962
NIKE, Inc. Class B.............     49,113        4,253
Nordstrom, Inc. ...............     26,738        1,817
Office Depot, Inc. (a).........     67,570        1,543
OfficeMax, Inc. (b)............     14,319          426
Omnicom Group, Inc. ...........     39,217        3,132
Pulte Homes, Inc. .............     25,236        2,126
Radioshack Corp. ..............     34,353          796
Reebok International, Ltd. ....     12,071          505
Reynolds American, Inc. (b)....     24,740        1,950
Sears Holdings Corp. (a).......     21,952        3,290
Sherwin-Williams Co. ..........     27,370        1,289
Snap-On, Inc. (b)..............     12,548          430
Stanley Works..................     16,332          744
Staples, Inc. .................    158,325        3,376
Starbucks Corp. (a)............     83,226        4,300
Starwood Hotels & Resorts
  Worldwide, Inc. Class B......     47,312        2,771
Target Corp. ..................    188,657       10,265
Tiffany & Co. .................     31,568        1,034
Time Warner, Inc. (a)..........  1,000,847       16,724
TJX Cos., Inc. ................    100,513        2,448
Toys "R" Us, Inc. (a)..........     46,669        1,236
Tribune Co. ...................     63,455        2,232
Univision Communications, Inc.
  Class A (a)..................     63,118        1,739
V.F. Corp. ....................     21,588        1,235
Viacom, Inc. Class B...........    356,697       11,421
Visteon Corp. .................     27,553          166
Walt Disney Co. ...............    437,373       11,013
Wendy's International, Inc. ...     24,567        1,171
Whirlpool Corp. ...............     14,466        1,014
Yum! Brands, Inc. .............     62,122        3,235
                                             ----------
                                                264,277
                                             ----------

CONSUMER STAPLES - 9.81%
Alberto Culver Co. Class B.....     18,258          791
Albertson's, Inc. (b)..........     79,613        1,646
Altria Group, Inc. ............    444,464       28,739
Anheuser-Busch Cos., Inc. .....    165,867        7,588
Archer-Daniels-Midland Co. ....    132,667        2,836
Avon Products, Inc. ...........    100,548        3,806
Brown-Forman Corp. Class B.....     19,582        1,184
Campbell Soup Co. .............     69,283        2,132
Clorox Co. ....................     33,010        1,839
Coca-Cola Co. .................    484,135       20,213
Coca-Cola Enterprises, Inc. ...     74,900        1,649
Colgate-Palmolive Co. .........    111,735        5,577
ConAgra Foods, Inc. ...........    109,746        2,542
Constellation Brands, Inc.
  Class A (a)..................      3,700          110
Costco Wholesale Corp. ........    103,551        4,641
CVS Corp. .....................    175,484        5,101
General Mills, Inc. ...........     80,464        3,765
Gillette Co. ..................    214,844       10,878
H. J. Heinz Co. ...............     74,520        2,640
Hershey Foods Corp. ...........     46,608        2,894
Kellogg Co. ...................     74,829        3,325
Kimberly-Clark Corp. ..........    102,164        6,395
Kroger Co. (a).................    155,822        2,965

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
McCormick & Co., Inc. .........     29,400   $      961
Molson Coors Brewing Co., Class
  B............................     16,744        1,038
Pepsi Bottling Group, Inc. ....     41,853        1,197
PepsiCo, Inc. .................    359,710       19,399
Procter & Gamble Co. ..........    531,122       28,017
Safeway, Inc. (a)..............     95,193        2,150
Sara Lee Corp. ................    168,217        3,332
SuperValu, Inc. ...............     29,060          948
Sysco Corp. ...................    135,181        4,892
UST Corp. .....................     35,747        1,632
Wal-Mart Stores, Inc. .........    717,728       34,595
Walgreen Co. ..................    218,110       10,031
Wrigley Wm., Jr. Co............     41,616        2,865
                                             ----------
                                                234,313
                                             ----------

ENERGY - 8.26%
Amerada Hess Corp. ............     18,402        1,960
Anadarko Petroleum Corp. ......     50,654        4,161
Apache Corp. ..................     69,830        4,511
Ashland, Inc. .................     14,480        1,041
Baker Hughes, Inc. ............     72,080        3,688
BJ Services Co. ...............     34,955        1,834
Burlington Resources, Inc. ....     82,456        4,555
ChevronTexaco Corp. ...........    450,394       25,186
ConocoPhillips.................    297,382       17,097
Devon Energy Corp. ............    101,222        5,130
EOG Resources, Inc. ...........     50,868        2,889
ExxonMobil Corp. ..............  1,364,402       78,412
Halliburton Co. ...............    107,586        5,145
Kerr-McGee Corp. ..............     24,721        1,886
Marathon Oil Corp. ............     73,934        3,946
Nabors Industries, Ltd. (a)....     32,815        1,989
National Oilwell Varco, Inc.
  (a)(b).......................     36,300        1,726
Noble Corp. ...................     29,323        1,804
Occidental Petroleum Corp. ....     85,123        6,549
Rowan Cos., Inc. (b)...........     23,239          690
Schlumberger, Ltd. ............    125,907        9,561
Sunoco, Inc. ..................     14,928        1,697
Transocean, Inc. (a)...........     70,895        3,826
Unocal Corp. ..................     57,688        3,753
Valero Energy Corp. ...........     54,700        4,327
                                             ----------
                                                197,363
                                             ----------

FINANCIALS - 19.85%
ACE, Ltd. .....................     60,455        2,711
AFLAC, Inc. ...................    107,416        4,649
Allstate Corp. ................    142,707        8,527
Ambac Financial Group, Inc. ...     23,047        1,608
American Express Co. ..........    250,573       13,338
American International Group,
  Inc. ........................    556,783       32,349
AmSouth Bancorp................     75,519        1,964
AON Corp. .....................     68,523        1,716
Apartment Investment &
  Management Co. Class A.......     20,500          839
Archstone-Smith Trust..........     42,400        1,638
Bank of America Corp. .........    862,600       39,343
Bank of New York Co., Inc. ....    166,679        4,797
BB&T Corp. ....................    117,018        4,677
Bear Stearns Cos., Inc. .......     24,099        2,505

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Capital One Financial Corp. ...     54,815   $    4,386
Charles Schwab Corp. ..........    244,493        2,758
Chubb Corp. ...................     42,539        3,642
Cincinnati Financial Corp. ....     35,405        1,401
CIT Group, Inc. ...............     44,800        1,925
Citigroup, Inc. ...............  1,115,371       51,564
Comerica, Inc. ................     36,232        2,094
Compass Bancshares, Inc. (b)...     26,600        1,197
Countrywide Financial Corp. ...    127,386        4,918
E*Trade Financial Corp. (a)....     80,600        1,128
Equity Office Properties
  Trust........................     85,841        2,841
Equity Residential.............     60,107        2,213
Fannie Mae.....................    206,729       12,073
Federal Home Loan Mortgage
  Corp. .......................    148,846        9,709
Federated Investors, Inc. Class
  B............................     20,700          621
Fifth Third Bancorp (b)........    110,900        4,570
First Horizon National Corp.
  (b)..........................     26,717        1,127
Franklin Resources, Inc. ......     42,144        3,244
Golden West Financial Corp.
  (b)..........................     60,222        3,877
Goldman Sachs Group, Inc. .....     94,400        9,631
Hartford Financial Services
  Group, Inc. .................     63,088        4,718
Huntington Bancshares, Inc.
  (b)..........................     50,054        1,208
J.P. Morgan Chase & Co. .......    755,219       26,674
Janus Capital Group, Inc. .....     48,419          728
Jefferson-Pilot Corp. .........     29,560        1,490
KeyCorp........................     86,509        2,868
Lehman Brothers Holdings,
  Inc. ........................     58,918        5,849
Lincoln National Corp. ........     37,731        1,770
Loews Corp. ...................     34,414        2,667
M & T Bank Corp. ..............     21,200        2,229
Marsh & McLennan Cos., Inc. ...    112,736        3,123
Marshall & Ilsley Corp. .......     44,892        1,995
MBIA, Inc. ....................     28,958        1,718
MBNA Corp. ....................    270,802        7,084
Mellon Financial Corp. ........     90,223        2,589
Merrill Lynch & Co., Inc. .....    201,927       11,108
MetLife, Inc. .................    156,407        7,029
MGIC Investment Corp. .........     20,162        1,315
Moody's Corp. .................     58,430        2,627
Morgan Stanley.................    234,043       12,280
National City Corp. ...........    126,691        4,323
North Fork Bancorp, Inc. ......    104,435        2,934
Northern Trust Corp. ..........     43,940        2,003
Plum Creek Timber Co., Inc. ...     39,780        1,444
PNC Financial Services Group,
  Inc..........................     60,247        3,281
Principal Financial Group,
  Inc. ........................     62,750        2,629
Progressive Corp. (b)..........     42,447        4,194
ProLogis.......................     39,000        1,569
Providian Financial Corp.
  (a)..........................     63,473        1,119
Prudential Financial, Inc. ....    111,900        7,347
Regions Financial Corp. .......     99,009        3,354
SAFECO Corp. ..................     27,464        1,492
Simon Property Group, Inc. ....     47,163        3,419
SLM Corp. .....................     89,642        4,554
Sovereign Bancorp, Inc. .......     77,900        1,740
St. Paul Travelers Cos.,
  Inc. ........................    143,425        5,670
State Street Corp. (c).........     71,125        3,432
SunTrust Banks, Inc. ..........     72,672        5,250
Synovus Financial Corp. .......     67,004        1,921

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
T. Rowe Price Group, Inc. .....     26,790   $    1,677
Torchmark Corp. ...............     22,276        1,163
U.S. Bancorp...................    391,461       11,431
UnumProvident Corp. (b)........     64,235        1,177
Wachovia Corp. ................    336,686       16,700
Washington Mutual, Inc. .......    189,313        7,703
Wells Fargo Co. ...............    362,311       22,311
XL Capital, Ltd. Class A.......     29,532        2,198
Zions Bancorp..................     19,419        1,428
                                             ----------
                                                474,112
                                             ----------

HEALTH CARE - 12.91%
Abbott Laboratories............    331,167       16,231
Aetna, Inc. ...................     62,064        5,140
Allergan, Inc. ................     27,891        2,377
AmerisourceBergen Corp. .......     22,816        1,578
Amgen, Inc. (a)................    264,275       15,978
Applera Corp. - Applied
  Biosystems Group.............     42,467          835
Bausch & Lomb, Inc. ...........     11,625          965
Baxter International, Inc. ....    132,726        4,924
Becton, Dickinson & Co. .......     53,829        2,824
Biogen Idec, Inc. (a)..........     75,423        2,600
Biomet, Inc. ..................     53,741        1,862
Boston Scientific Corp. (a)....    160,196        4,325
Bristol-Myers Squibb Co. ......    417,317       10,425
C.R. Bard, Inc. ...............     22,694        1,509
Cardinal Health, Inc. .........     91,466        5,267
Caremark Rx, Inc. (a)..........     96,908        4,314
Chiron Corp. (a)...............     31,244        1,090
CIGNA Corp. ...................     27,989        2,996
Eli Lilly & Co. ...............    241,997       13,482
Express Scripts, Inc. (a)......     31,700        1,584
Forest Laboratories, Inc.
  (a)..........................     72,706        2,825
Genzyme Corp. (a)..............     55,005        3,305
Gilead Sciences, Inc. (a)......     96,800        4,258
Guidant Corp. .................     68,864        4,635
HCA, Inc. .....................     90,759        5,143
Health Management Associates,
  Inc. Class A.................     52,698        1,380
Hospira, Inc. (a)..............     33,036        1,288
Humana, Inc. (a)...............     34,425        1,368
IMS Health, Inc. ..............     48,381        1,198
Johnson & Johnson..............    637,746       41,453
King Pharmaceuticals, Inc.
  (a)..........................     52,332          545
Laboratory Corp. of America
  Holdings (a).................     29,200        1,457
Manor Care, Inc. ..............     18,651          741
McKesson Corp. ................     63,631        2,850
Medco Health Solutions, Inc.
  (a)..........................     58,672        3,131
MedImmune, Inc. (a)............     53,965        1,442
Medtronic, Inc. ...............    258,402       13,383
Merck & Co., Inc. .............    470,603       14,495
Millipore Corp. (a)............     10,728          609
Mylan Laboratories Inc. .......     58,200        1,120
Pfizer, Inc. ..................  1,594,574       43,978
Quest Diagnostics Inc. ........     39,400        2,099
Schering-Plough Corp. .........    316,124        6,025
St. Jude Medical, Inc. (a).....     76,894        3,353
Stryker Corp. .................     79,908        3,800
Tenet Healthcare Corp. (a).....    101,109        1,238

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
UnitedHealth Group, Inc. ......    270,468   $   14,102
Watson Pharmaceuticals, Inc.
  (a)..........................     23,703          701
Wellpoint, Inc. (a)............    132,078        9,198
Wyeth..........................    288,031       12,817
Zimmer Holdings, Inc. (a)......     52,720        4,016
                                             ----------
                                                308,259
                                             ----------

INDUSTRIALS - 11.12%
3M Co. ........................    164,384       11,885
Allied Waste Industries, Inc.
  (a)(b).......................     59,067          468
American Power Conversion
  Corp. .......................     38,867          917
American Standard Cos.,
  Inc. ........................     38,221        1,602
Apollo Group, Inc. (a).........     35,275        2,759
Avery Dennison Corp. ..........     22,070        1,169
Boeing Co. ....................    176,445       11,645
Burlington Northern Santa Fe
  Corp. .......................     80,950        3,811
Caterpillar, Inc. .............     73,185        6,975
Cendant Corp. .................    225,922        5,054
Cintas Corp. ..................     32,282        1,246
Cooper Industries, Ltd. .......     19,921        1,273
CSX Corp. .....................     45,824        1,955
Cummins, Inc. (b)..............      9,173          684
Danaher Corp. .................     58,626        3,069
Deere & Co. ...................     52,641        3,447
Delta Air Lines, Inc. (a)(b)...     30,193          114
Dover Corp. ...................     44,013        1,601
Eaton Corp. ...................     32,178        1,927
Emerson Electric Co. ..........     89,035        5,576
Equifax, Inc. .................     27,769          992
FedEx Corp. ...................     64,546        5,229
Fluor Corp. ...................     18,106        1,043
General Dynamics Corp. ........     42,806        4,689
General Electric Co. (d).......  2,273,123       78,764
Goodrich Co. ..................     25,755        1,055
H&R Block, Inc. ...............     35,710        2,084
Honeywell International,
  Inc. ........................    182,442        6,683
Illinois Tool Works, Inc. .....     58,264        4,643
Ingersoll-Rand Co. Class A.....     36,050        2,572
ITT Industries, Inc. ..........     19,602        1,914
L-3 Communications Holdings,
  Inc. ........................     24,900        1,907
Lockheed Martin Corp. .........     85,971        5,577
Masco Corp. ...................     92,674        2,943
Monster Worldwide, Inc. (a)....     25,792          740
Navistar International Corp.
  (a)..........................     14,280          457
Norfolk Southern Corp. ........     85,261        2,640
Northrop Grumman Corp. ........     76,778        4,242
PACCAR, Inc. ..................     36,970        2,514
Pall Corp.(b)..................     26,774          813
Parker-Hannifin Corp. .........     25,923        1,608
Pitney Bowes, Inc. ............     49,139        2,140
R.R. Donnelley & Sons Co. .....     46,660        1,610
Raytheon Co. ..................     96,614        3,780
Robert Half International,
  Inc. ........................     35,014          874
Rockwell Automation, Inc. .....     37,820        1,842
Rockwell Collins, Inc. ........     38,219        1,822
Ryder Systems, Inc. ...........     13,980          512
Southwest Airlines Co. (b).....    156,740        2,183
Textron, Inc. .................     29,175        2,213

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Tyco International, Ltd. ......    434,548   $   12,689
Union Pacific Corp. ...........     55,640        3,605
United Parcel Service, Inc.
  Class B......................    237,900       16,453
United Technologies Corp. .....    218,714       11,231
W.W. Grainger, Inc. ...........     18,109          992
Waste Management, Inc. ........    121,179        3,434
                                             ----------
                                                265,666
                                             ----------

INFORMATION TECHNOLOGY - 14.96%
ADC Telecommunications, Inc.
  (a)(b).......................     25,018          545
Adobe Systems, Inc. ...........    103,742        2,969
Advanced Micro Devices, Inc.
  (a)..........................     83,484        1,448
Affiliated Computer Services,
  Inc. (a).....................     27,400        1,400
Agilent Technologies, Inc.
  (a)..........................     91,927        2,116
Altera Corp. (a)...............     79,078        1,567
Analog Devices, Inc. ..........     79,361        2,961
Andrew Corp. (a)...............     34,827          444
Apple Computer, Inc. (a).......    175,192        6,449
Applied Materials, Inc. .......    351,161        5,682
Applied Micro Circuits Corp.
  (a)..........................     68,042          174
Autodesk, Inc. ................     48,730        1,675
Automatic Data Processing,
  Inc. ........................    124,938        5,244
Avaya, Inc. (a)................    103,715          863
BMC Software, Inc. (a).........     48,036          862
Broadcom Corp. (a).............     61,846        2,196
CIENA Corp. (a)(b).............    126,088          263
Cisco Systems, Inc. (a)........  1,371,759       26,214
Citrix Systems, Inc. (a)(b)....     36,853          798
Computer Associates
  International, Inc. .........    113,344        3,115
Computer Sciences Corp. (a)....     39,282        1,717
Compuware Corp. (a)............     84,057          604
Comverse Technology, Inc. (a)..     42,838        1,013
Convergys Corp. (a)............     30,805          438
Corning, Inc. (a)..............    310,585        5,162
Dell, Inc. (a).................    519,991       20,545
Electronic Arts, Inc. (a)......     65,600        3,714
Electronic Data Systems
  Corp. .......................    111,386        2,144
EMC Corp. (a)..................    513,541        7,041
First Data Corp. ..............    166,304        6,675
Fiserv, Inc. (a)...............     40,847        1,754
Fisher Scientific
  International, Inc. (a)......     25,400        1,648
Freescale Semiconductor, Inc.
  (a)..........................     86,808        1,839
Gateway, Inc. (a)(b)...........     65,065          215
Hewlett-Packard Co. ...........    616,519       14,494
Intel Corp. ...................  1,324,303       34,511
International Business Machines
  Corp. .......................    346,318       25,697
Intuit, Inc. (a)...............     40,051        1,807
Jabil Circuit, Inc. (a)........     38,813        1,193
JDS Uniphase Corp. (a)(b)......    312,419          475
KLA-Tencor Corp. ..............     42,364        1,851
Lexmark International Group,
  Inc. Class A (a).............     26,902        1,744
Linear Technology Corp. .......     65,375        2,399
LSI Logic Corp. (a)(b).........     84,935          721

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Lucent Technologies, Inc.
  (a)(b).......................    943,172   $    2,745
Maxim Integrated Products,
  Inc. ........................     69,556        2,658
Mercury Interactive Corp.
  (a)..........................     18,248          700
Micron Technology, Inc. (a)....    132,632        1,354
Microsoft Corp. (d)............  2,154,304       53,513
Molex, Inc. (b)................     36,210          943
Motorola, Inc. ................    523,598        9,561
National Semiconductor
  Corp. .......................     74,518        1,642
NCR Corp. (a)..................     40,384        1,418
Network Appliance, Inc. (a)....     77,867        2,201
Novell, Inc. (a)(b)............     82,542          512
Novellus Systems, Inc. (a).....     30,569          755
NVIDIA Corp. (a)...............     35,951          961
Oracle Corp. (a)...............    944,438       12,467
Parametric Technology Corp.
  (a)..........................     58,241          372
Paychex, Inc. .................     75,627        2,461
PerkinElmer, Inc. .............     28,357          536
PMC-Sierra, Inc. (a)(b)........     38,624          360
QLogic Corp. (a)...............     20,045          619
QUALCOMM, Inc. ................    348,878       11,516
Sabre Holdings Corp. Class A
  (b)..........................     28,424          567
Sanmina-SCI Corp. (a)..........    112,858          617
Scientific-Atlanta, Inc. ......     32,168        1,070
Siebel Systems, Inc. (a)(b)....    110,658          985
Solectron Corp. (a)............    210,214          797
Sun Microsystems, Inc. (a).....    718,988        2,682
SunGard Data Systems, Inc.
  (a)..........................     61,450        2,161
Symantec Corp. (a).............    151,200        3,287
Symbol Technologies, Inc. .....     52,185          515
Tektronix, Inc. ...............     19,529          454
Tellabs, Inc. (a)..............     95,775          833
Teradyne, Inc. (a)(b)..........     42,792          512
Texas Instruments, Inc. .......    356,203        9,999
Thermo Electron Corp. (a)......     34,829          936
Unisys Corp. (a)...............     72,779          461
VERITAS Software Corp. (a).....     89,783        2,191
Waters Corp. (a)...............     25,057          931
Xerox Corp. (a)................    203,842        2,811
Xilinx, Inc. ..................     74,104        1,890
Yahoo!, Inc. (a)...............    282,780        9,798
                                             ----------
                                                357,177
                                             ----------

MATERIALS - 2.84%
Air Products & Chemicals,
  Inc. ........................     48,489        2,924
Alcoa, Inc. ...................    186,646        4,877
Allegheny Technologies,
  Inc. ........................     19,329          426
Ball Corp. ....................     23,770          855
Bemis Co., Inc. ...............     23,128          614
Dow Chemical Co. ..............    205,999        9,173
E.I. Du Pont de Nemours &
  Co. .........................    112,939        9,158
Eastman Chemical Co. ..........     16,862          930
Ecolab, Inc. ..................     46,826        1,515
Engelhard Corp. ...............     26,530          757
Freeport-McMoRan Copper & Gold,
  Inc. Class B.................     38,614        1,446
Georgia-Pacific Group..........     55,940        1,779
Great Lakes Chemical Corp. ....     11,403          359
Hercules, Inc. (a).............     24,698          349
International Flavors &
  Fragrances, Inc. ............     19,104          692

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
International Paper Co. .......    104,456   $    3,156
Louisiana-Pacific Corp. .......     23,859          586
MeadWestvaco Corp. ............     39,988        1,121
Monsanto Co. ..................     56,746        3,568
Newmont Mining Corp. ..........     94,642        3,694
Nucor Corp. (b)................     34,404        1,569
Pactiv Corp. (a)...............     32,164          694
Phelps Dodge Corp. ............     20,505        1,897
PPG Industries, Inc. ..........     36,890        2,315
Praxair, Inc. .................     68,720        3,202
Rohm & Haas Co. ...............     41,296        1,914
Sealed Air Corp. (a)...........     18,036          898
Sigma-Aldrich Corp. ...........     14,893          835
Temple-Inland, Inc. ...........     28,228        1,049
United States Steel Corp.
  (b)..........................     24,602          846
Vulcan Materials Co. ..........     22,096        1,436
Weyerhaeuser Co. ..............     51,724        3,292
                                             ----------
                                                 67,926
                                             ----------
TELECOMMUNICATION SERVICES - 3.11%
ALLTEL Corp. ..................     70,098        4,366
AT&T Corp. ....................    170,547        3,247
BellSouth Corp. ...............    391,228       10,395
CenturyTel, Inc. (b)...........     29,108        1,008
Citizens Communications Co. ...     72,677          977
Nextel Communications, Inc.
  Class A (a)..................    240,536        7,772
Qwest Communications
  International, Inc. (a)(b)...    354,222        1,314
SBC Communications, Inc. ......    705,804       16,763
Sprint Corp. (Fon Group).......    315,523        7,916
Verizon Communications,
  Inc. ........................    591,898       20,450
                                             ----------
                                                 74,208
                                             ----------

UTILITIES - 3.74%
AES Corp. (a)..................    137,914        2,259
Allegheny Energy, Inc.
  (a)(b).......................     33,899          855
Ameren Corp. ..................     43,542        2,408
American Electric Power Co.,
  Inc..........................     81,654        3,011
Calpine Corp. (a)(b)...........    115,752          394
CenterPoint Energy, Inc. (b)...     62,493          826
Cinergy Corp. .................     41,358        1,854
CMS Energy Corp. (a)...........     46,605          702
Consolidated Edison, Inc.
  (b)..........................     51,622        2,418
Constellation Energy Group,
  Inc. ........................     38,103        2,198
Dominion Resources, Inc. ......     72,987        5,356
DTE Energy Co. (b).............     37,646        1,761
Duke Energy Corp. (b)..........    197,977        5,886
Dynegy Inc. Class A (a)(b).....     71,630          348
Edison International...........     69,362        2,813
El Paso Corp. .................    138,994        1,601
Entergy Corp. .................     45,443        3,433
Exelon Corp. (b)...............    142,578        7,319
FirstEnergy Corp. .............     70,312        3,383
FPL Group, Inc. ...............     83,378        3,507
KeySpan Corp. .................     38,506        1,567
Kinder Morgan, Inc. ...........     23,138        1,925
Nicor, Inc. (b)................      9,913          408
NiSource, Inc. ................     58,567        1,448

                                  SHARES       VALUE
                                 ---------   ----------
                                 (DOLLARS IN THOUSANDS)
Peoples Energy Corp. (b).......      8,131   $      353
PG&ECorp.......................     80,823        3,034
Pinnacle West Capital Corp. ...     22,381          995
PPL Corp. .....................     40,268        2,391
Progress Energy, Inc. .........     52,608        2,380
Public Service Enterprise
  Group, Inc. .................     50,722        3,085
Sempra Energy..................     51,389        2,123
Southern Co. (b)...............    159,158        5,518
TECO Energy, Inc. (b)..........     43,276          818
TXUCorp........................     51,248        4,258
Williams Cos., Inc. ...........    121,337        2,305
Xcel Energy, Inc. (b)..........     86,697        1,692
XTO Energy, Inc. ..............     77,400        2,631
                                             ----------
                                                 89,263
                                             ----------
    TOTAL COMMON STOCKS (COST
      $1,754,156,825)..........               2,332,564
                                             ----------
                                      PAR
                                     AMOUNT
                                 --------------
                                 (IN THOUSANDS)
U.S. GOVERNMENT SECURITIES - 0.18%
United States Treasury Bill
  2.94% due 09/08/05 (d)(e)....    $   4,299           4,275
                                                  ----------
    TOTAL U.S. GOVERNMENT
      SECURITIES (COST
      $4,274,775)..............                        4,275
                                                  ----------
                                     SHARES
                                 --------------
                                 (IN THOUSANDS)
MONEY MARKET FUNDS - 4.38%
AIM Short Term Investment Prime
  Portfolio....................       47,010          47,010
Federated Money Market
  Obligations Trust............          493      $      493
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(f).............       57,114          57,114
                                                  ----------
    TOTAL MONEY MARKET FUNDS
      (COST $104,616,509)......                   $  104,617
                                                  ----------
TOTAL INVESTMENTS - 102.23%
  (IDENTIFIED
  COST $1,863,048,109).........                    2,441,456
                                                  ----------
LIABILITIES IN EXCESS OF
  ASSETS - (2.23)%.............                      (53,194)
                                                  ----------
NET ASSETS - 100.00%...........                   $2,388,262
                                                  ==========

SCHEDULE OF FUTURES CONTRACTS

                               NUMBER OF    UNREALIZED
                               CONTRACTS   DEPRECIATION
                               ---------   ------------
                                (DOLLARS IN THOUSANDS)
S&P 500 Financial Futures
  Contracts (long) Expiration
  Date 09/2005...............     326         $(554)
                                              -----
Total unrealized depreciation
  on open futures contracts
  purchased..................                 $(554)
                                              =====

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

---------------

(a) Non-income producing security.

(b) All or a portion of these securities were on loan at June 30, 2005.

(c) Affiliated issuer. See table that follows for more information.

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

(e) Rate represents annualized yield at date of purchase.

(f) Security represents investment made with cash collateral received from securities loaned.

                                            SHARES PURCHASED                                       INCOME EARNED
                              NUMBER OF       FOR THE SIX      SHARES SOLD FOR      NUMBER OF       FOR THE SIX
                             SHARES HELD      MONTHS ENDED     THE SIX MONTHS    SHARES HELD AT    MONTHS ENDED    REALIZED GAIN
   SECURITY DESCRIPTION      12/31/2004         6/30/05         ENDED 6/30/05        6/30/05          6/30/05      ON SHARES SOLD
   --------------------     -------------   ----------------   ---------------   ---------------   -------------   --------------
   State Street Corp. ....       79,225             4,900             13,000            71,125        $27,005         $34,285
   State Street Navigator
     Securities Lending
     Prime Portfolio......   98,441,667       598,669,698        639,997,857        57,113,508        $55,134              --

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

ASSETS:
    Investments in unaffiliated issuers at market
     (identified cost $1,803,603) - including $55,292 of
     securities loaned (Note 2).............................   $2,380,910
    Investments in non-controlled affiliates at market
     (identified cost $59,445) (Note 4).....................       60,546
                                                               ----------
                                                                2,441,456
    Receivables:
        Investment securities sold..........................        8,196
        Dividends and interest..............................        2,921
                                                               ----------
        TOTAL ASSETS........................................    2,452,573
                                                               ----------
LIABILITIES:
    Payables:
        Investment securities purchased.....................        6,760
        Daily variation margin on futures contracts.........          346
        Due upon return of securities loaned................       57,114
        Management fees (Note 4)............................           91
                                                               ----------
        TOTAL LIABILITIES...................................       64,311
                                                               ----------
NET ASSETS:.................................................   $2,388,262
                                                               ==========
COMPOSITION OF NET ASSETS:
    Paid-in capital.........................................   $1,810,408
    Net unrealized appreciation on investments and futures
     contracts..............................................      577,854
                                                               ----------
NET ASSETS..................................................   $2,388,262
                                                               ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------
(amounts in thousands)

INVESTMENT INCOME:
    Dividend income - unaffiliated issuers..................             $ 22,773
    Dividend income - non-controlled affiliated issuer......                   27
    Interest................................................                  720
    Security lending income (Notes 2 and 4).................                   55
                                                                         --------
        TOTAL INVESTMENT INCOME.............................               23,575
EXPENSES:
    Management fees (Note 4)................................  $    577
                                                              --------
        TOTAL EXPENSES......................................                  577
                                                                         --------
NET INVESTMENT INCOME.......................................               22,998
                                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS)
    Net realized gain (loss) on:
        Investments - unaffiliated issuers..................   (15,136)
        Investments - non-controlled affiliated issuer......        34
        Futures contracts...................................       (43)
                                                              --------
                                                                          (15,145)
                                                                         --------
    Net change in net unrealized depreciation on:
        Investments.........................................   (38,334)
        Futures contracts...................................    (1,627)
                                                              --------
                                                                          (39,961)
                                                                         --------
Net realized and unrealized loss............................              (55,106)
                                                                         --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $(32,108)
                                                                         ========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                      FOR THE
                                                    SIX MONTHS      FOR THE
                                                       ENDED       YEAR ENDED
                                                     JUNE 30,     DECEMBER 31,
                                                       2005           2004
                                                    -----------   ------------
                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment Income.........................  $   22,998     $   52,658
    Net realized loss on investments and futures
     contracts....................................     (15,145)       (26,489)
    Net change in net unrealized appreciation
     (depreciation)...............................     (39,961)       249,898
                                                    ----------     ----------
        NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS.................     (32,108)       276,067
                                                    ----------     ----------
CAPITAL TRANSACTIONS:
    Proceeds from contributions...................     168,779        331,241
    Fair value of withdrawals.....................    (278,027)      (481,557)
    Withdrawals in-kind...........................    (237,848)       (72,956)
                                                    ----------     ----------
        NET DECREASE IN NET ASSETS FROM CAPITAL
        TRANSACTIONS..............................    (347,097)      (223,272)
                                                    ----------     ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.......    (379,205)        52,795
NET ASSETS:
    Beginning of period...........................   2,767,467      2,714,672
                                                    ----------     ----------
    END OF PERIOD.................................  $2,388,262     $2,767,467
                                                    ==========     ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected supplemental data and ratios to average net assets:

                                                    FOR THE SIX
                                                      MONTHS
                                                       ENDED                         YEAR ENDED DECEMBER 31,
                                                     JUNE 30,     --------------------------------------------------------------
                                                       2005          2004         2003         2002         2001        2000*
                                                    -----------   ----------   ----------   ----------   ----------   ----------
                                                    (UNAUDITED)
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)......  $2,388,262    $2,767,467   $2,714,672   $1,992,548   $2,692,298   $2,957,271
    Ratios to average net assets:
         Operating expenses.......................      0.045%+       0.045%       0.045%       0.045%       0.045%       0.045%+
         Net Investment income....................       1.79%+        1.97%        1.74%        1.57%        1.34%        1.14%+
    Portfolio turnover rate**.....................          5%++          9%          12%          13%          14%          18%++
    Total return (a)..............................     (1.40)%++      10.86%       28.62%     (22.16)%     (11.94)%      (2.41)%++

---------------

*   The portfolio commenced operations on March 1, 2000.

**  The portfolio turnover rate excludes in-kind security transactions.

+   Annualized.

++  Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2004, only the Portfolio, State Street MSCI(R) EAFE(R) Index and State Street Money Market Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

     The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  Security valuation

     The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations arc available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

  Securities transactions, investment income and expenses

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

     All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

  Federal income taxes

     The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

  Futures

     The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

  Securities Lending

     The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the six months ended June 30, 2005, the earned income for the Portfolio and State Street was $55,134 and $18,378, respectively.

     The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2005, the value of the securities loaned amounted to $55,291,766. The loans were collateralized with cash of $57,113,508, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

  Use of Estimates

     The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3.   SECURITIES TRANSACTIONS

     For the six months ended June 30, 2005, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $128,439,515 and $207,485,972, respectively. The aggregate value of in-kind withdrawals was $237,847,807.

     At June 30, 2005, the book cost of investments was $1,863,048,109 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $710,637,366 and $132,229,246, respectively, resulting in net appreciation of $578,408,120 for all securities as computed on a federal income tax basis.

4.   RELATED PARTY FEES AND TRANSACTIONS

     The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

     Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of each of these investments at June 30, 2005 is listed in the Portfolio of Investments.

5.   INDEMNIFICATIONS

     Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

GENERAL INFORMATION (UNAUDITED)

  Proxy Voting Policies and Procedures and Record

     The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, by (i) calling (877) 521-4083 or
(ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

  Quarterly Portfolio Schedule

     The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2005
--------------------------------------------------------------------------------

     This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                                                                                           PERCENT OF
INDUSTRY*                              SHARES HELD               COMMON STOCKS                 VALUE       NET ASSETS
---------                              -----------               -------------              ------------   ----------
Advertising Agencies                        16,000   Valassis Communications, Inc.(b)       $    592,800       0.2%
                                                     Other Securities                          1,701,401       0.5
                                                                                            ------------     -----
                                                                                               2,294,201       0.7
                                                                                            ------------     -----
Aerospace                                            Other Securities                          1,651,656       0.5
Agriculture Fishing & Ranching                       Other Securities                            694,494       0.2
Air Transport                                        Other Securities                          2,879,807       0.8
Aluminum                                             Other Securities                            346,221       0.1
Auto Parts: After Market                             Other Securities                            685,159       0.2
Auto Parts: Original Equipment                       Other Securities                          1,447,536       0.4
Auto Trucks & Parts                                  Other Securities                            544,221       0.1
Banks: New York City                                 Other Securities                            246,600       0.1
Banks: Outside New York City                23,500   Bancorpsouth, Inc.                          554,600       0.2
                                            13,762   Pacific Capital Bancorp                     510,295       0.1
                                            11,400   SVB Financial Group(b)                      546,060       0.2
                                             9,883   Westamerica Bancorporation                  521,921       0.1
                                                     Other Securities                         25,151,004       7.1
                                                                                            ------------     -----
                                                                                              27,283,880       7.7
                                                                                            ------------     -----
Beverage: Brewers (Wineries)                         Other Securities                             98,736       0.0
Beverage: Soft Drinks                                Other Securities                            506,884       0.1
Biotechnology Research & Production         11,700   Neurocrine Biosciences, Inc.(b)             492,102       0.1
                                                     Other Securities                          9,057,232       2.6
                                                                                            ------------     -----
                                                                                               9,549,334       2.7
                                                                                            ------------     -----
Building Materials                          18,600   Hughes Supply, Inc.                         522,660       0.2
                                                     Other Securities                          1,906,425       0.5
                                                                                            ------------     -----
                                                                                               2,429,085       0.7
                                                                                            ------------     -----
Building: Air Conditioning                           Other Securities                            767,267       0.2
Building: Cement                             5,878   Eagle Materials, Inc.                       544,244       0.1
Building: Heating & Plumbing                         Other Securities                            375,142       0.1
Building: Miscellaneous                              Other Securities                            359,797       0.1
Building: Roofing & Wallboard                        Other Securities                            292,906       0.1
Cable Television Services                            Other Securities                            498,667       0.1
Casinos & Gambling                                   Other Securities                          2,756,392       0.8
Chemicals                                   15,600   Great Lakes Chemical Corp.                  490,932       0.1
                                                     Other Securities                          3,704,081       1.1
                                                                                            ------------     -----
                                                                                               4,195,013       1.2
                                                                                            ------------     -----
Coal                                                 Other Securities                            501,733       0.1
Commercial Information Services                      Other Securities                          1,252,997       0.4
Communications & Media                               Other Securities                            392,252       0.1

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

                                                                                                           PERCENT OF
INDUSTRY*                              SHARES HELD               COMMON STOCKS                 VALUE       NET ASSETS
---------                              -----------               -------------              ------------   ----------
Communications Technology                            Other Securities                       $  8,822,489       2.5%
Computer Services, Software & Systems       27,900   Acxiom Corp.                                582,552       0.2
                                            11,398   Micros Systems, Inc.(b)                     510,061       0.1
                                            84,700   Parametric Technology Corp.(b)              540,386       0.2
                                                     Other Securities                         14,223,242       4.0
                                                                                            ------------     -----
                                                                                              15,856,241       4.5
                                                                                            ------------     -----
Computer Technology                                  Other Securities                          5,854,915       1.7
Construction                                         Other Securities                          1,225,163       0.3
Consumer Electronics                                 Other Securities                          3,238,655       0.9
Consumer Products                                    Other Securities                          3,273,833       0.9
Containers & Packaging: Metals &                     Other Securities                            616,318       0.2
  Glass
Containers & Packaging: Paper &                      Other Securities                            167,865       0.0
  Plastic
Copper                                               Other Securities                            297,612       0.1
Cosmetics                                            Other Securities                            789,745       0.2
Diversified Financial Services                       Other Securities                          1,506,184       0.4
Diversified Materials & Processing          16,710   Clarcor, Inc.                               488,767       0.1
                                                     Other Securities                          1,974,572       0.6
                                                                                            ------------     -----
                                                                                               2,463,339       0.7
                                                                                            ------------     -----
Drug & Grocery Store Chains                          Other Securities                          1,963,116       0.6
Drugs & Pharmaceuticals                     32,500   Amylin Pharmaceuticals, Inc.(b)             680,225       0.2
                                            29,700   Vertex Pharmaceuticals, Inc.(b)             500,148       0.1
                                                     Other Securities                          9,041,233       2.6
                                                                                            ------------     -----
                                                                                              10,221,606       2.9
                                                                                            ------------     -----
Education Services                                   Other Securities                          1,717,901       0.5
Electrical & Electronics                             Other Securities                          1,007,606       0.3
Electrical Equipment & Components                    Other Securities                          2,761,738       0.8
Electrical: Household Appliance                      Other Securities                            413,120       0.1
Electronics                                          Other Securities                          1,546,836       0.4
Electronics: Instruments, Gauges &                   Other Securities                            598,754       0.2
  Meters
Electronics: Medical Systems                         Other Securities                          3,006,198       0.9
Electronics:                                33,600   Fairchild Semiconductor
                                                     International, Inc.(b)                      495,600       0.1
Semi-Conductors/Components                           Other Securities                          9,251,240       2.7
                                                                                            ------------     -----
                                                                                               9,746,840       2.8
                                                                                            ------------     -----
Electronics: Technology                              Other Securities                          2,650,451       0.8
Energy Equipment                                     Other Securities                            160,668       0.0
Energy Miscellaneous                       155,600   Calpine Corp.(b)                            529,040       0.1
                                                     Other Securities                          1,700,704       0.5
                                                                                               2,229,744       0.6
Engineering & Contracting Services                   Other Securities                          1,198,769       0.3
Entertainment                               11,155   Gaylord Entertainment Co.(b)                518,596       0.1
                                                     Other Securities                            548,909       0.2
                                                                                            ------------     -----
                                                                                               1,067,505       0.3
                                                                                            ------------     -----
Fertilizers                                          Other Securities                            162,759       0.0
Finance Companies                                    Other Securities                            731,612       0.2
Finance: Small Loan                                  Other Securities                            450,009       0.1

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

                                                                                                           PERCENT OF
INDUSTRY*                              SHARES HELD               COMMON STOCKS                 VALUE       NET ASSETS
---------                              -----------               -------------              ------------   ----------
Financial Data Processing Services &                 Other Securities                       $  3,122,970       0.9%
  Systems
Financial Information Services                       Other Securities                            642,993       0.2
Financial Miscellaneous                              Other Securities                          3,103,356       0.9
Foods                                                Other Securities                          3,659,949       1.0
Forest Products                                      Other Securities                          1,176,353       0.3
Forms & Bulk Printing Services                       Other Securities                            182,814       0.1
Funeral Parlors & Cemeteries                         Other Securities                            380,569       0.1
Glass                                                Other Securities                            165,996       0.0
Gold                                                 Other Securities                            419,033       0.1
Health Care Facilities                               Other Securities                          3,156,038       0.9
Health Care Management Services              7,000   Pediatrix Medical Group, Inc.(b)            514,780       0.1
                                                     Other Securities                          2,106,980       0.6
                                                                                            ------------     -----
                                                                                               2,621,760       0.7
                                                                                            ------------     -----
Health Care Services                        15,500   Apria Healthcare Group, Inc.(b)             536,920       0.1
                                                     Other Securities                          1,669,417       0.5
                                                                                            ------------     -----
                                                                                               2,206,337       0.6
                                                                                            ------------     -----
Homebuilding                                         Other Securities                            636,103       0.2
Hotel/Motel                                          Other Securities                            200,818       0.1
Household Furnishings                                Other Securities                          1,701,369       0.5
Identification Control & Filter             16,600   Flowserve Corp.(b)                          502,316       0.2
  Devices
                                                     Other Securities                          2,896,970       0.8
                                                                                            ------------     -----
                                                                                               3,399,286       1.0
                                                                                            ------------     -----
Insurance: Life                                      Other Securities                          1,476,458       0.4
Insurance: Multi-Line                                Other Securities                          1,836,382       0.5
Insurance: Property-Casualty                         Other Securities                          4,278,225       1.2
Investment Management Companies                      Other Securities                          1,928,297       0.5
Jewelry, Watches & Gemstones                         Other Securities                            554,389       0.2
Leisure Time                                         Other Securities                          1,463,734       0.4
Machine Tools                                        Other Securities                            364,385       0.1
Machinery & Engineering                              Other Securities                            289,318       0.1
Machinery: Agricultural                              Other Securities                            688,235       0.2
Machinery: Construction & Handling                   Other Securities                            970,644       0.3
Machinery: Engines                          14,400   Briggs & Stratton Corp.                     498,528       0.1
Machinery: Industrial/Specialty             11,403   Kennametal, Inc.                            522,828       0.1
                                                     Other Securities                          1,940,244       0.6
                                                                                            ------------     -----
                                                                                               2,463,072       0.7
                                                                                            ------------     -----
Machinery: Oil Well                         12,337   Cal Dive International, Inc.(b)             646,089       0.2
Equipment & Services                                 Other Securities                          3,830,784       1.1
                                                                                            ------------     -----
                                                                                               4,476,873       1.3
                                                                                            ------------     -----
Machinery: Specialty                                 Other Securities                          1,652,035       0.5
Manufactured Housing                                 Other Securities                            364,027       0.1
Manufacturing                                        Other Securities                            373,120       0.1
Medical & Dental                            20,500   Steris Corp.                                528,285       0.2
Instruments & Supplies                               Other Securities                          9,580,615       2.7
                                                                                            ------------     -----
                                                                                              10,108,900       2.9
                                                                                            ------------     -----
Medical Services                                     Other Securities                            953,799       0.3
Metal Fabricating                                    Other Securities                          3,892,712       1.1
Metals & Minerals Miscellaneous                      Other Securities                          1,570,219       0.4

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

                                                                                                           PERCENT OF
INDUSTRY*                              SHARES HELD               COMMON STOCKS                 VALUE       NET ASSETS
---------                              -----------               -------------              ------------   ----------
Milling: Fruit & Grain Processing           22,478   Corn Products International, Inc.      $    534,077       0.2%
Miscellaneous Health Care                            Other Securities                            414,625       0.1
Miscellaneous Materials & Commodities                Other Securities                            626,182       0.2
Miscellaneous Materials & Processing                 Other Securities                            907,505       0.3
Miscellaneous Producer Durables                      Other Securities                            359,201       0.1
Multi-Sector Companies                               Other Securities                          1,852,132       0.5
Office Furniture & Business Equipment                Other Securities                            436,997       0.1
Offshore Drilling                                    Other Securities                            263,615       0.1
Oil: Crude Producers                        15,711   Cabot Oil & Gas Corp. Class A               545,172       0.2
                                            24,093   Cimarex Energy Co.(b)                       937,459       0.3
                                            17,430   Frontier Oil Corp.                          511,570       0.1
                                            18,352   St. Mary Land & Exploration Co.             531,841       0.2
                                                     Other Securities                          6,849,021       1.9
                                                                                            ------------     -----
                                                                                               9,375,063       2.7
                                                                                            ------------     -----
Oil: Integrated Domestic                             Other Securities                            702,515       0.2
Paints & Coatings                                    Other Securities                            650,668       0.2
Paper                                       15,700   Bowater, Inc.                               508,209       0.1
                                                     Other Securities                          1,074,971       0.3
                                                                                            ------------     -----
                                                                                               1,583,180       0.4
                                                                                            ------------     -----
Plastics                                             Other Securities                            143,361       0.0
Pollution Control & Environmental                    Other Securities                            706,572       0.2
  Services
Power Transmission Equipment                         Other Securities                            237,683       0.1
Printing & Copying Services                          Other Securities                            384,350       0.1
Production Technology Equipment                      Other Securities                          4,740,752       1.3
Publishing: Miscellaneous                   31,100   The Reader's Digest Association, Inc.
                                                     Class A                                     513,150       0.2
                                                     Other Securities                          1,489,430       0.4
                                                                                            ------------     -----
                                                                                               2,002,580       0.6
                                                                                            ------------     -----
Publishing: Newspapers                               Other Securities                            909,831       0.3
Radio & TV Broadcasters                              Other Securities                          2,543,971       0.7
Railroad Equipment                                   Other Securities                            443,705       0.1
Railroads                                            Other Securities                          1,121,200       0.3
Real Estate                                          Other Securities                          1,186,279       0.3
Real Estate Investment Trusts (REIT)        11,884   Colonial Properties Trust                   522,896       0.2
                                            13,700   First Industrial Realty Trust, Inc.         546,630       0.2
                                            16,700   Highwoods Properties, Inc.                  496,992       0.1
                                            55,100   La Quinta Corp.(b)                          514,083       0.1
                                            21,359   Nationwide Health Properties, Inc.          504,286       0.1
                                            15,208   Taubman Centers, Inc.                       518,441       0.1
                                                     Other Securities                         20,598,809       5.9
                                                                                            ------------     -----
                                                                                              23,702,137       6.7
                                                                                            ------------     -----
Recreational Vehicles & Boats                        Other Securities                          1,180,793       0.3
Rental & Leasing Services: Commercial                Other Securities                          1,063,716       0.3
Rental & Leasing Services: Consumer                  Other Securities                          1,082,879       0.3
Restaurants                                          Other Securities                          5,550,150       1.6

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

                                                                                                           PERCENT OF
INDUSTRY*                              SHARES HELD               COMMON STOCKS                 VALUE       NET ASSETS
---------                              -----------               -------------              ------------   ----------
Retail                                      16,650   Aeropostale, Inc.(b)                   $    559,440       0.2%
                                            54,300   Blockbuster, Inc. Class A                   495,216       0.1
                                            21,400   Pacific Sunwear of California,
                                                     Inc.(b)                                     491,986       0.1
                                            10,500   Tractor Supply Co.(b)                       515,550       0.2
                                            16,300   Zale Corp.(b)                               516,547       0.2
                                                     Other Securities                         14,517,821       4.1
                                                                                            ------------     -----
                                                                                              17,096,560       4.9
                                                                                            ------------     -----
Savings & Loan                              34,653   First Niagara Financial Group, Inc.         505,241       0.1
                                                     Other Securities                          7,485,021       2.2
                                                                                            ------------     -----
                                                                                               7,990,262       2.3
                                                                                            ------------     -----
Scientific Equipment & Suppliers                     Other Securities                            568,453       0.2
Securities Brokerage & Services                      Other Securities                          1,951,725       0.6
Services: Commercial                        14,918   Waste Connections, Inc.(b)                  556,292       0.2
                                                     Other Securities                         10,304,777       2.9
                                                                                            ------------     -----
                                                                                              10,861,069       3.1
                                                                                            ------------     -----
Shipping                                             Other Securities                            540,361       0.2
Shoes                                                Other Securities                          1,441,014       0.4
Steel                                                Other Securities                          1,794,039       0.5
Synthetic Fibers                                     Other Securities                            101,064       0.0
Telecommunications Equipment                13,799   Plantronics, Inc.                           501,732       0.2
                                                     Other Securities                          2,547,840       0.7
                                                                                            ------------     -----
                                                                                               3,049,572       0.9
                                                                                            ------------     -----
Textile Products                                     Other Securities                            228,016       0.1
Textiles Apparel Manufacturers                       Other Securities                          1,854,305       0.5
Tires & Rubber                                       Other Securities                            539,877       0.2
Tobacco                                              Other Securities                            905,183       0.3
Toys                                                 Other Securities                            238,554       0.1
Transportation Miscellaneous                         Other Securities                            627,463       0.2
Truckers                                             Other Securities                          2,027,532       0.6
Utilities: Cable TV & Radio                          Other Securities                            127,095       0.0
Utilities: Electrical                                Other Securities                          4,784,976       1.4
Utilities: Gas Distributors                 13,200   Nicor, Inc.                                 543,444       0.2
                                            11,400   Peoples Energy Corp.                        495,444       0.1
                                            14,900   WGL Holdings, Inc.                          501,236       0.1
                                                     Other Securities                          1,660,217       0.5
                                                                                            ------------     -----
                                                                                               3,200,341       0.9
                                                                                            ------------     -----
Utilities: Gas Pipelines                             Other Securities                            144,176       0.0
Utilities: Miscellaneous                             Other Securities                            233,928       0.1
Utilities: Telecommunications                        Other Securities                          4,210,096       1.2
Utilities: Water                                     Other Securities                            660,578       0.2
Wholesale & International Trade                      Other Securities                            173,584       0.0
Wholesalers                                  9,969   United Stationers, Inc.(b)                  489,478       0.2
                                                     Other Securities                            424,991       0.1
                                                                                            ------------     -----
                                                                                                 914,469       0.3
                                                                                            ------------     -----
                                                     TOTAL COMMON STOCKS
                                                     (COST - $285,282,848)                   346,290,922      98.4
                                                                                            ------------     -----

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

                                                                                                           PERCENT OF
INDUSTRY*                              SHARES HELD               MUTUAL FUNDS                  VALUE       NET ASSETS
---------                              -----------               ------------               ------------   ----------
Investment Management Companies                      Other Securities                       $    114,660       0.0%
                                                                                            ------------     -----
                                                     TOTAL MUTUAL FUNDS (COST - $104,653)        114,660       0.0
                                                                                            ------------     -----
                                                              OTHER INTERESTS(A)
                                                              ------------------
Oil: Crude Producers                                 Other Securities                                  0       0.0
                                                                                            ------------     -----
                                                     TOTAL OTHER INTERESTS (COST - $0)                 0       0.0
                                                                                            ------------     -----
                                       BENEFICIAL
                                        INTERESTS            SHORT-TERM SECURITIES
                                       -----------           ---------------------
                                        $5,908,632   Merrill Lynch Liquidity Series, LLC
                                                     Cash Sweep Series I(c)                    5,908,632       1.7
                                         9,657,003   Merrill Lynch Liquidity Series, LLC
                                                     Money Market Series(c)(d)                 9,657,003       2.7
                                                                                            ------------     -----
                                                     TOTAL SHORT-TERM SECURITIES
                                                     (COST - $15,565,635)                     15,565,635       4.4
                                                                                            ------------     -----
TOTAL INVESTMENTS (COST - $300,953,136**)                                                    361,971,217     102.8
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (9,912,721)     (2.8)
                                                                                            ------------     -----
NET ASSETS                                                                                  $352,058,496     100.0%
                                                                                            ============     =====

---------------

    "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of the net assets.

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

   Aggregate cost..............................................  $304,527,759
                                                                 ------------
   Gross unrealized appreciation...............................  $ 80,768,989
   Gross unrealized depreciation...............................   (23,325,531)
                                                                 ------------
   Net unrealized appreciation.................................  $ 57,443,458
                                                                 ============

(a) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                                 INTEREST
   AFFILIATE                                                     NET ACTIVITY     INCOME
   ---------                                                     ------------    --------
   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I.....  $(3,080,958)    $123,857
   Merrill Lynch Liquidity Series, LLC Money Market Series.....  $(1,995,385)    $ 75,809

(d) Security was purchased with the cash proceeds from securities loans. Financial futures contracts purchased as of June 30, 2005 were as follows:

   NUMBER OF                         EXPIRATION                  UNREALIZED
   CONTRACTS         ISSUE              DATE       FACE VALUE   APPRECIATION
   ---------         -----         --------------  ----------   ------------
      17       Russell 2000 Index  September 2005  $5,427,948     $38,402

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2005
--------------------------------------------------------------------------------

ASSETS:
    Investments in unaffiliated securities, at value
     (including securities loaned of $9,283,944) (identified
     cost - $285,387,501)...................................               $346,405,582
    Investments in affiliated securities, at value
     (identified cost - $15,565,635)........................                 15,565,635
    Cash on deposit for financial futures contracts.........                    229,500
    Receivables:
      Contributions.........................................  $  650,451
      Dividends.............................................     381,285
      Interest from affiliates..............................      35,464
      Securities lending....................................      14,249      1,081,449
                                                              ----------
    Prepaid expenses........................................                    641,779
                                                                           ------------
        TOTAL ASSETS........................................                363,923,945
                                                                           ------------

LIABILITIES:
    Collateral on securities loaned, at value...............                  9,657,003
    Payables:
      Custodian bank........................................   1,712,737
      Withdrawals...........................................     446,645
      Variation margin......................................       9,775
      Other affiliates......................................       3,689
      Investment adviser....................................       2,581      2,175,427
                                                              ----------
    Accrued expenses........................................                     33,019
                                                                           ------------
        TOTAL LIABILITIES...................................                 11,865,449
                                                                           ------------
NET ASSETS..................................................               $352,058,496
                                                                           ============

NET ASSETS CONSIST OF:
    Investors' capital......................................               $291,002,013
    Unrealized appreciation - net...........................                 61,056,483
                                                                           ------------
NET ASSETS..................................................               $352,058,496
                                                                           ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of $534 foreign withholding tax).........                 $  1,613,480
    Interest from affiliates................................                      123,857
    Securities lending - net................................                       75,809
                                                                             ------------
        TOTAL INCOME........................................                    1,813,146
                                                                             ------------
EXPENSES:
    Professional fees.......................................  $     53,843
    Accounting services.....................................        26,939
    Custodian fees..........................................        21,142
    Investment advisory fees................................        17,097
    Printing and shareholder reports........................         2,329
    Trustees' fees and expenses.............................         1,964
    Other...................................................         4,541
                                                              ------------
        TOTAL EXPENSES BEFORE WAIVER........................       127,855
    Waiver of expenses......................................           (65)
                                                              ------------
        TOTAL EXPENSES AFTER WAIVER.........................                      127,790
                                                                             ------------
INVESTMENT INCOME - NET.....................................                    1,685,356
                                                                             ------------
REALIZED & UNREALIZED GAIN (LOSS) - NET:
    Realized gain (loss) on:
      Investments - net.....................................    15,201,837
      Futures contracts - net...............................      (629,027)    14,572,810
                                                              ------------
    Change in unrealized appreciation on:
      Investments - net.....................................   (20,975,660)
      Futures contracts - net...............................       (67,793)   (21,043,453)
                                                              ------------   ------------
        TOTAL REALIZED AND UNREALIZED LOSS - NET............                   (6,470,643)
                                                                             ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                 $ (4,785,287)
                                                                             ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 FOR THE
                                                                SIX MONTHS        FOR THE
                                                                  ENDED          YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                                   2005             2004
                                                              --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................   $  1,685,356    $   3,882,942
    Realized gain - net.....................................     14,572,810       14,493,934
    Change in unrealized appreciation - net.................    (21,043,453)      37,873,933
                                                               ------------    -------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.............................................     (4,785,287)      56,250,809
                                                               ------------    -------------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................     78,497,192      309,457,896
    Fair value of withdrawals...............................    (87,314,686)    (335,706,893)
                                                               ------------    -------------
    NET DECREASE IN NET ASSETS DERIVED FROM CAPITAL
     TRANSACTIONS...........................................     (8,817,494)     (26,248,997)
                                                               ------------    -------------
NET ASSETS:
    Total increase (decrease) in net assets.................    (13,602,781)      30,001,812
    Beginning of period.....................................    365,661,277      335,659,465
                                                               ------------    -------------
    END OF PERIOD...........................................   $352,058,496    $ 365,661,277
                                                               ============    =============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                               FOR THE
                                              SIX MONTHS
                                                ENDED           FOR THE YEAR ENDED DECEMBER 31,
                                               JUNE 30,    -----------------------------------------
                                                 2005        2004       2003       2002       2001
                                              ----------   --------   --------   --------   --------
TOTAL INVESTMENT RETURN.....................      (1.16%)+    18.15%     47.11%    (20.19%)     2.37%
                                               --------    --------   --------   --------   --------
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of waiver.................        .07%*       .08%       .09%       .08%       .08%
                                               --------    --------   --------   --------   --------
    Expenses................................        .07%*       .08%       .10%       .14%       .13%
                                               --------    --------   --------   --------   --------
    Investment income - net.................        .99%*      1.11%      1.13%      1.26%      1.45%
                                               --------    --------   --------   --------   --------
SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)............................   $352,058    $365,661   $335,659   $181,915   $182,968
                                               --------    --------   --------   --------   --------
    Portfolio turnover......................      20.20%      37.74%     28.57%     39.00%     48.50%
                                               --------    --------   --------   --------   --------

---------------

*   Annualized.

+   Aggregate total investment return.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 2005
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES:

     Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

  (a)  Valuation of investments

     Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

     Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

     Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision by the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

     Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

  (b)  Derivative financial instruments

     The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

     - Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specified price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     - Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

     Written and purchased options are non-income producing investments.

  (c)  Income taxes

     The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

  (d)  Security transactions and investment income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

  (e)  Securities lending

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

  (f)  Custodian bank

     The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from a failed trade that settled the next day.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .08%.This arrangement has a one-year term and is renewable. FAM earned fees of $17,097, of which $65 was waived.

     Merrill Lynch Trust Company ("MLTC"), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

     The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of June 30, 2005, the Series lent securities with a

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

value of $85,863 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market Series advised by FAM or its affiliates. For the six months ended June 30, 2005, MLIM, LLC received $32,358 in securities lending agent fees from the Series.

     For the six months ended June 30, 2005, the Series reimbursed FAM $3,925 for certain accounting services.

     Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLTC, ML & Co., and/or MLIM, LLC.

3.   INVESTMENTS:

     Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2005 were $68,445,135 and $73,588,549, respectively.

4.   SHORT-TERM BORROWINGS:

     The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2005. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2005.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2005
--------------------------------------------------------------------------------

     This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                                                                                VALUE         PERCENT OF
INDUSTRY*                             SHARES HELD              COMMON STOCKS              (IN U.S. DOLLARS)   NET ASSETS
---------                             -----------              -------------              -----------------   ----------
Aerospace & Defense                                 Other Securities                        $  2,514,022          0.6%
Air Freight & Logistics                             Other Securities                           1,835,267          0.5
Airlines                                            Other Securities                             995,507          0.3
Auto Components                                     Other Securities                           3,335,686          0.8
Automobiles                               38,817    DaimlerChrysler AG                         1,578,057          0.4
                                          32,400    Honda Motor Co., Ltd.                      1,599,386          0.4
                                         126,200    Toyota Motor Corp.                         4,521,379          1.0
                                                    Other Securities                           2,946,205          0.7
                                                                                            ------------        -----
                                                                                              10,645,027          2.5
                                                                                            ------------        -----
Beverages                                137,468    Diageo Plc                                 2,027,893          0.5
                                                    Other Securities                           3,083,578          0.7
                                                                                            ------------        -----
                                                                                               5,111,471          1.2
                                                                                            ------------        -----
Biotechnology                                       Other Securities                             696,939          0.2
Building Products                                   Other Securities                           2,672,917          0.6
Capital Markets                           55,312    Credit Suisse Group                        2,182,516          0.5
                                          23,327    Deutsche Bank AG Registered Shares         1,827,470          0.4
                                          51,492    UBS AG Registered Shares                   4,019,358          1.0
                                                    Other Securities                           3,900,636          0.9
                                                                                            ------------        -----
                                                                                              11,929,980          2.8
                                                                                            ------------        -----
Chemicals                                           Other Securities                          11,498,146          2.7
Commercial Banks                          82,104    ABN AMRO Holding NV                        2,022,780          0.5
                                          34,066    BNP Paribas                                2,338,429          0.6
                                         144,754    Banco Bilbao Vizcaya Argentaria SA         2,236,151          0.5
                                         252,454    Banco Santander Central Hispano SA         2,931,034          0.7
                                         286,690    Barclays Plc                               2,854,567          0.7
                                         174,059    HBOS Plc                                   2,684,671          0.6
                                         501,464    HSBC Holdings Plc                          7,999,695          1.9
                                         237,696    Lloyds TSB Group Plc                       2,015,239          0.5
                                                    Mitsubishi Tokyo Financial Group,
                                             202    Inc.                                       1,715,387          0.4
                                             367    Mizuho Financial Group, Inc.               1,662,612          0.4
                                         144,105    Royal Bank of Scotland Group Plc           4,354,921          1.0
                                          15,863    Societe Generale                           1,616,067          0.4
                                                    Other Securities                          26,954,303          6.4
                                                                                            ------------        -----
                                                                                              61,385,856         14.6
                                                                                            ------------        -----
Commercial Services & Supplies                      Other Securities                           3,423,895          0.8
Communications Equipment                 195,105    Nokia Oyj                                  3,271,434          0.8
                                         627,423    Telefonaktiebolaget LM Ericsson            2,016,701          0.5
                                                    Other Securities                           1,016,495          0.2
                                                                                            ------------        -----
                                                                                               6,304,630          1.5
                                                                                            ------------        -----
Computers & Peripherals                             Other Securities                           1,958,617          0.5
Construction & Engineering                          Other Securities                           3,439,194          0.8
Construction Materials                              Other Securities                           3,875,321          0.9
Consumer Finance                                    Other Securities                           2,157,110          0.5
Containers & Packaging                              Other Securities                             543,107          0.1
Distributors                                        Other Securities                             363,246          0.1

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

                                                                                                VALUE         PERCENT OF
INDUSTRY*                             SHARES HELD              COMMON STOCKS              (IN U.S. DOLLARS)   NET ASSETS
---------                             -----------              -------------              -----------------   ----------
Diversified Consumer Services                       Other Securities                        $     64,254          0.0%
Diversified Financial Services            55,909    Fortis                                     1,553,404          0.4
                                          81,060    ING Groep NV CVA                           2,293,429          0.5
                                                    Other Securities                           1,924,374          0.5
                                                                                            ------------        -----
                                                                                               5,771,207          1.4
                                                                                            ------------        -----
Diversified Telecommunication            116,148    Deutsche Telekom AG                        2,151,410          0.5
Services                                  65,044    France Telecom SA                          1,902,498          0.4
                                         196,291    Telefonica SA                              3,217,646          0.8
                                                    Other Securities                          10,125,787          2.4
                                                                                            ------------        -----
                                                                                              17,397,341          4.1
                                                                                            ------------        -----
Electric Utilities                        25,987    E.On AG                                    2,318,066          0.5
                                                    Other Securities                          10,817,272          2.6
                                                                                            ------------        -----
                                                                                              13,135,338          3.1
                                                                                            ------------        -----
Electrical Equipment                                Other Securities                           2,972,478          0.7
Electronic Equipment & Instruments                  Other Securities                           4,580,796          1.1
Energy Equipment & Services                         Other Securities                             388,000          0.1
Food & Staples Retailing                 339,896    Tesco Plc                                  1,941,958          0.5
                                                    Other Securities                           6,335,656          1.5
                                                                                            ------------        -----
                                                                                               8,277,614          2.0
                                                                                            ------------        -----
Food Products                             18,873    Nestle SA Registered Shares                4,832,054          1.2
                                          27,472    Unilever NV                                1,784,350          0.4
                                                    Other Securities                           5,345,360          1.3
                                                                                            ------------        -----
                                                                                              11,961,764          2.9
                                                                                            ------------        -----
Gas Utilities                                       Other Securities                           2,353,016          0.6
Health Care Equipment & Supplies                    Other Securities                           2,117,249          0.5
Health Care Providers & Services                    Other Securities                             786,949          0.2
Hotels, Restaurants & Leisure                       Other Securities                           4,597,329          1.1
Household Durables                        61,680    Koninklijke Philips Electronics NV         1,560,668          0.4
                                                    Other Securities                           6,046,109          1.4
                                                                                            ------------        -----
                                                                                               7,606,777          1.8
                                                                                            ------------        -----
Household Products                                  Other Securities                           1,681,005          0.4
IT Services                                         Other Securities                           1,800,718          0.4
Independent Power Producers & Energy                Other Securities
  Traders                                                                                        575,504          0.1
Industrial Conglomerates                  33,194    Siemens AG                                 2,424,850          0.6
                                                    Other Securities                           2,641,933          0.6
                                                                                            ------------        -----
                                                                                               5,066,783          1.2
                                                                                            ------------        -----
Insurance                                 66,599    AXA                                        1,666,588          0.4
                                          14,372    Allianz AG Registered Shares               1,652,432          0.4
                                                    Other Securities                          13,584,511          3.2
                                                                                            ------------        -----
                                                                                              16,903,531          4.0
                                                                                            ------------        -----
Internet & Catalog Retail                           Other Securities                             943,920          0.2
Internet Software & Services                        Other Securities                             896,604          0.2
Leisure Equipment & Products                        Other Securities                           1,487,708          0.4
Machinery                                           Other Securities                           6,212,507          1.5
Marine                                              Other Securities                           1,364,494          0.3
Media                                               Other Securities                           9,489,774          2.3
Metals & Mining                           65,309    Anglo American Plc                         1,532,344          0.4
                                         152,379    BHP Billiton Ltd.                          2,108,118          0.5
                                                    Other Securities                           7,989,778          1.9
                                                                                            ------------        -----
                                                                                              11,630,240          2.8
                                                                                            ------------        -----
Multi-Utilities                                     Other Securities                           4,655,703          1.1

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

                                                                                                VALUE         PERCENT OF
INDUSTRY*                             SHARES HELD              COMMON STOCKS              (IN U.S. DOLLARS)   NET ASSETS
---------                             -----------              -------------              -----------------   ----------
Multiline Retail                                    Other Securities                        $  1,715,803          0.4%
Office Electronics                        31,900    Canon, Inc.                                1,681,220          0.4
                                                    Other Securities                             994,145          0.3
                                                                                            ------------        -----
                                                                                               2,675,365          0.7
                                                                                            ------------        -----
Oil, Gas & Consumable Fuels              932,720    BP Plc                                     9,713,395          2.3
                                           3,849    BP Plc(b)                                    240,101          0.1
                                         101,171    ENI SpA                                    2,610,114          0.6
                                          89,924    Royal Dutch Petroleum Co.                  5,878,809          1.4
                                         432,470    Shell Transport & Trading Co. Plc          4,207,261          1.0
                                          24,776    Total SA                                   5,828,059          1.4
                                           4,140    Total SA(a)                                       50          0.0
                                                    Other Securities                           6,599,624          1.5
                                                                                            ------------        -----
                                                                                              35,077,413          8.3
                                                                                            ------------        -----
Paper & Forest Products                             Other Securities                           1,753,772          0.4
Personal Products                                   Other Securities                           1,309,751          0.3
Pharmaceuticals                           72,371    AstraZeneca Plc                            2,997,838          0.7
                                         260,871    GlaxoSmithKline Plc                        6,317,202          1.5
                                             800    GlaxoSmithKline Plc(b)                        38,808          0.0
                                         112,915    Novartis AG Registered Shares              5,380,892          1.3
                                          33,803    Roche Holding AG                           4,279,796          1.0
                                          45,455    Sanofi-Aventis                             3,736,555          0.9
                                          38,000    Takeda Pharmaceutical Co., Ltd.            1,886,111          0.4
                                                    Other Securities                           4,896,032          1.2
                                                                                            ------------        -----
                                                                                              29,533,234          7.0
                                                                                            ------------        -----
Real Estate                                         Other Securities                           9,768,170          2.3
Road & Rail                                         Other Securities                           3,446,109          0.8
Semiconductors & Semiconductor                      Other Securities
  Equipment                                                                                    2,936,998          0.7
Software                                   9,286    SAP AG                                     1,618,979          0.4
                                                    Other Securities                           1,826,464          0.4
                                                                                            ------------        -----
                                                                                               3,445,443          0.8
                                                                                            ------------        -----
Specialty Retail                                    Other Securities                           3,366,317          0.8
Textiles, Apparel & Luxury Goods                    Other Securities                           3,395,636          0.8
Thrifts & Mortgage Finance                          Other Securities                             219,744          0.1
Tobacco                                             Other Securities                           4,154,177          1.0
Trading Companies & Distributors                    Other Securities                           3,363,499          0.8
Transportation Infrastructure                       Other Securities                           2,707,790          0.6
Water Utilities                                     Other Securities                             498,373          0.1
Wireless Telecommunication             2,759,271    Vodafone Group Plc                         6,726,310          1.6
Services                                  12,490    Vodafone Group Plc(b)                        303,757          0.1
                                                    Other Securities                           2,296,703          0.5
                                                                                            ------------        -----
                                                                                               9,326,770          2.2
                                                                                            ------------        -----
                                                    TOTAL INVESTMENTS IN COMMON STOCKS
                                                    (COST - $353,576,514)                    398,098,905         94.6
                                                                                            ------------        -----
                                                           EXCHANGE TRADED FUNDS
                                                           ---------------------
                                                    Other Securities....................         313,860          0.1
                                                                                            ------------        -----
                                                    TOTAL INVESTMENTS IN EXCHANGE TRADED
                                                    FUNDS (COST - $232,840).............         313,860          0.1
                                                                                            ------------        -----
                                                              PREFERRED STOCKS
                                                              ----------------
Automobiles                                         Other Securities                             516,487          0.1
Chemicals                                           Other Securities                             253,424          0.1
Health Care Providers & Services                    Other Securities                              37,796          0.0
Media                                               Other Securities                              94,959          0.0

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

                                                                                                VALUE         PERCENT OF
                                      SHARES HELD             PREFERRED STOCKS            (IN U.S. DOLLARS)   NET ASSETS
                                      -----------             ----------------            -----------------   ----------
Multi-Utilities                                     Other Securities                        $    116,368          0.0%
                                                                                            ------------        -----
                                                    TOTAL INVESTMENTS IN PREFERRED
                                                    STOCKS (COST - $835,332)                   1,019,034          0.2
                                                                                            ------------        -----
                                                                WARRANTS(C)
                                                                -----------
Food & Staples Retailing                            Other Securities                                   8          0.0
                                                                                            ------------        -----
                                                    TOTAL INVESTMENTS IN WARRANTS
                                                    (COST - $802)                                      8          0.0
                                                                                            ------------        -----
                                                                   RIGHTS
                                                                   ------
Commercial Banks                                    Other Securities                              27,978          0.0
Construction & Engineering                          Other Securities                               3,756          0.0
Real Estate                                         Other Securities                              10,045          0.0
                                                                                            ------------        -----
                                                    TOTAL INVESTMENTS IN RIGHTS
                                                    (COST - $1,690)                               41,779          0.0
                                                                                            ------------        -----
                                      BENEFICIAL
                                       INTEREST            SHORT-TERM SECURITIES
                                      -----------          ---------------------
                                                    Merrill Lynch Liquidity Series, LLC
USD                                   8,676,684..   Cash Sweep Series I(d)                     8,676,684          2.1
                                                                                            ------------        -----
                                                    TOTAL INVESTMENTS IN SHORT-TERM
                                                    SECURITIES (COST - $8,676,684)......       8,676,684          2.1
                                                                                            ------------        -----
TOTAL INVESTMENTS (COST - $363,323,862**)                                                    408,150,270         97.0
OTHER ASSETS LESS LIABILITIES                                                                 12,808,549          3.0
                                                                                            ------------        -----
NET ASSETS                                                                                  $420,958,819        100.0%
                                                                                            ============        =====

---------------

    "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of the net assets.

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

   Aggregate cost..............................................  $366,241,147
                                                                 ------------
   Gross unrealized appreciation...............................  $ 53,183,487
   Gross unrealized depreciation...............................   (11,274,364)
                                                                 ------------
   Net unrealized appreciation.................................  $ 41,909,123
                                                                 ============

(a) Non-income producing security.

(b) Depositary Receipts.

(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                    NET        INTEREST
   AFFILIATE                                                      ACTIVITY      INCOME
   ---------                                                     ----------    --------
   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I.....  $5,915,777    $129,823

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

    Financial futures contracts purchased as of June 30, 2005 were as follows:

                                                                                   UNREALIZED
   NUMBER OF                                                                      APPRECIATION
   CONTRACTS           ISSUE           EXCHANGE   EXPIRATION DATE   FACE VALUE   (DEPRECIATION)
   ---------           -----           --------   ---------------   ----------   --------------
      134      DJ Euro Stoxx 50        Eurex      September 2005    $5,106,999      $ 81,040
       49      FTSE 100 Index Future   LIFFE      September 2005    $4,429,961        68,219
       18      Hang Seng Index Future  Hong Kong  July 2005         $1,649,318        (4,302)
       58      OMX Stock Index Future  Tokyo      July 2005         $  608,281         2,621
        1      S&P/MIB Index           Eurex      September 2005    $  196,232          (463)
       30      SPI 200 Index Future    Sydney     September 2005    $2,428,404        14,408
       59      TOPIX Index Future      Tokyo      September 2005    $6,099,249       154,293
                                                                                    --------
   TOTAL UNREALIZED APPRECIATION - NET                                              $315,816
                                                                                    ========

    Forward foreign exchange contracts as of June 30, 2005 were as follows:

                                     UNREALIZED
   FOREIGN CURRENCY   SETTLEMENT    APPRECIATION
   PURCHASED             DATE      (DEPRECIATION)
   ----------------   ----------   --------------
   AUD   475,000      July 2005      $  (2,505)
   CHF  1,760,000     July 2005        (31,898)
   EUR  3,250,000     July 2005        (41,415)
   GBP  1,680,000     July 2005        (59,493)
   HKD   550,000      July 2005             56
   JPY 356,600,000    July 2005       (107,129)
   SEK    975,000     July 2005         (4,379)
                                     ---------
   TOTAL UNREALIZED DEPRECIATION ON FORWARD
     FOREIGN EXCHANGE
     CONTRACTS - NET (USD
     COMMITMENT - $12,345,557)       $(246,763)
                                     =========

                                     UNREALIZED
   FOREIGN CURRENCY   SETTLEMENT    APPRECIATION
   SOLD                  DATE      (DEPRECIATION)
   ----------------   ----------   --------------
   AUD   145,000      July 2005       $   880
   CHF   170,000      July 2005         2,264
   EUR   575,000      July 2005         5,645
   GBP   280,000      July 2005         8,354
   HKD   550,000      July 2005           (49
   JPY  48,000,000    July 2005        12,725
   SEK    450,000     July 2005         1,575
                                      -------
   TOTAL UNREALIZED APPRECIATION ON FORWARD
     FOREIGN EXCHANGE
     CONTRACTS - NET (USD
     COMMITMENT - $2,034,589)         $31,394
                                      =======

    CURRENCY DENOMINATIONS

   AUD                Australian Dollar
   CHF                      Swiss Franc
   EUR                             Euro
   GBP           British Pound Sterling
   HKD                 Hong Kong Dollar
   JPY                     Japanese Yen
   SEK                    Swedish Krona
   USD                      U.S. Dollar

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2005
--------------------------------------------------------------------------------

ASSETS:
    Investments in unaffiliated securities, at value
     (including securities loaned of $669,726) (identified
     cost - $354,647,178)...................................               $399,473,586
    Investments in affiliated securities, at value
(identified cost - $8,676,684)..............................                  8,676,684
    Cash held as collateral for loaned securities...........                    709,389
    Cash on deposit for financial futures contracts.........                    622,670
    Cash....................................................                      2,002
    Foreign cash (cost - $9,241,742)........................                  9,105,688
    Unrealized appreciation on forward foreign exchange
contracts...................................................                     31,499
    Receivables:
      Dividends.............................................  $1,383,415
      Variation margin......................................   1,359,532
      Contributions.........................................   1,039,883
      Securities sold.......................................     135,107
      Interest from affiliates..............................      17,645      3,935,582
                                                              ----------
    Prepaid expenses........................................                      3,465
                                                                           ------------
        TOTAL ASSETS........................................                422,560,565
                                                                           ------------

LIABILITIES:
    Collateral on securities loaned, at value...............                    709,389
    Unrealized depreciation on forward foreign exchange
contracts...................................................                    246,868
    Payables:
      Withdrawals...........................................     504,907
      Securities purchased..................................      83,201
      Other affiliates......................................       3,747
      Investment adviser....................................       3,101        594,956
                                                              ----------
    Accrued expenses and other liabilities..................                     50,533
                                                                           ------------
        TOTAL LIABILITIES...................................                  1,601,746
                                                                           ------------
NET ASSETS..................................................               $420,958,819
                                                                           ============

NET ASSETS CONSIST OF:
    Investors' capital......................................               $376,239,356
    Unrealized appreciation - net...........................                 44,719,463
                                                                           ------------
NET ASSETS..................................................               $420,958,819
                                                                           ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of $605,330 foreign withholding tax).....                 $  6,580,038
    Interest (including $129,823 from affiliates)...........                      148,406
    Securities lending - net................................                        5,627
                                                                             ------------
        TOTAL INCOME........................................                    6,734,071
                                                                             ------------
EXPENSES:
    Custodian fees..........................................  $     91,880
    Professional fees.......................................        37,258
    Pricing fees............................................        26,255
    Accounting services.....................................        26,093
    Investment advisory fees................................        19,029
    Printing and shareholder reports........................         1,994
    Trustees' fees and expenses.............................         1,766
    Other...................................................         6,818
                                                              ------------
        TOTAL EXPENSES BEFORE WAIVER........................       211,093
    Waiver of expenses......................................       (13,001)
                                                              ------------
        TOTAL EXPENSES AFTER WAIVER.........................                      198,092
                                                                             ------------
INVESTMENT INCOME - NET.....................................                    6,535,979
                                                                             ------------
REALIZED & UNREALIZED GAIN (LOSS) - NET:
    Realized gain (loss) on:
      Investments - net.....................................       944,522
      Futures contracts - net...............................       674,183
      Foreign currency transactions - net...................      (829,164)       789,541
                                                              ------------
    Change in unrealized appreciation/depreciation on:
      Investments - net.....................................   (12,106,523)
      Futures contracts - net...............................       187,215
      Foreign currency transactions - net...................      (527,131)   (12,446,439)
                                                              ------------   ------------
        TOTAL REALIZED AND UNREALIZED LOSS - NET............                  (11,656,898)
                                                                             ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                 $ (5,120,919)
                                                                             ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE
                                                               SIX MONTHS       FOR THE
                                                                 ENDED         YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
                                                              ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................  $  6,535,979   $  12,027,122
    Realized gain - net.....................................       789,541      51,628,797
    Change in unrealized appreciation/depreciation - net....   (12,446,439)      3,768,597
                                                              ------------   -------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.............................................    (5,120,919)     67,424,516
                                                              ------------   -------------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................   170,806,208     167,759,330
    Fair value of withdrawals...............................   (66,793,334)   (466,245,952)
                                                              ------------   -------------
    NET INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
     CAPITAL TRANSACTIONS...................................   104,012,874    (298,486,622)
                                                              ------------   -------------
NET ASSETS:
    Total increase (decrease) in net assets.................    98,891,955    (231,062,106)
    Beginning of period.....................................   322,066,864     553,128,970
                                                              ------------   -------------
    END OF PERIOD...........................................  $420,958,819   $ 322,066,864
                                                              ============   =============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                                           FOR THE
                                                          SIX MONTHS
                                                            ENDED           FOR THE YEAR ENDED DECEMBER 31,
                                                           JUNE 30,    -----------------------------------------
                                                             2005        2004       2003       2002       2001
                                                          ----------   --------   --------   --------   --------
TOTAL INVESTMENT RETURN.................................      (1.03%)+    20.32%     38.97%    (15.81%)   (21.77%)
                                                           --------    --------   --------   --------   --------
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of waiver.............................        .10%*       .09%       .09%       .08%       .08%
                                                           --------    --------   --------   --------   --------
    Expenses............................................        .11%*       .10%       .10%       .16%       .39%
                                                           --------    --------   --------   --------   --------
    Investment income - net.............................       3.43%*      2.55%      2.23%      2.21%      1.20%
                                                           --------    --------   --------   --------   --------
SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)............   $420,959    $322,067   $553,129   $166,820   $195,512
                                                           --------    --------   --------   --------   --------
    Portfolio turnover..................................      11.11%      13.50%      8.55%     19.52%     30.19%
                                                           --------    --------   --------   --------   --------

---------------

*   Annualized.

+   Aggregate total investment return.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 2005
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES:

     Master International Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

  (a)  Valuation of investments

     Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

     Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

     Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

     Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

  (b)  Derivative financial instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

     - Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     - Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

     Written and purchased options are non-income producing investments.

     - Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

     - Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

       Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

  (c)  Foreign currency transactions

     Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  (d)  Income taxes

     The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

  (e)  Security transactions and investment income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

  (f)  Securities lending

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES

June 30, 2005
--------------------------------------------------------------------------------

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable. For the six months ended June 30, 2005, FAM earned fees of $19,029, of which $13,001 was waived.

     For the six months ended June 30, 2005, the Series reimbursed FAM $3,786 for certain accounting services.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS:

     Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2005 were $132,867,925 and $40,265,274, respectively.

4.   COMMITMENTS:

     At June 30, 2005, the Series had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to sell various foreign currencies with an approximate value of $1,024,000.

5.   SHORT-TERM BORROWINGS:

     The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2005. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2005.

--------------------------------------------------------------------------------

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENT OF THE FUNDS (unaudited)
--------------------------------------------------------------------------------
RENEWAL OF MANAGEMENT AGREEMENT

     At their February 23, 2005 meeting, the Trustees considered the renewal of the existing Management Agreement between the Manager and the Funds. As part of the renewal process, legal counsel to the Trusts and the independent Trustees sent an information request letter to the Manager seeking certain relevant information. The Manager's response was provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.

     The Trustees considered, among other materials, responses by the Manager to inquiries requesting:

     - a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

     - a copy of the Manager's most recent audited or unaudited financial statements as well as Parts I and II of its Form ADV;

     - a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

     - a cost/profitability analysis of the Manager and any actual or anticipated economies of scale in relation to the services it provides to the Funds, if available;

     - an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

     - an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

     - a description of the scope of portfolio management services provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies;

     - a description of the personnel who are assigned primary responsibility for managing the Fund, including any changes during the past year;

     - a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

     - a discussion regarding the Manager's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the Manager's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

     - a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

     - a discussion of the Manager's compliance program with regard to federal, state, corporate and Fund requirements;

     - information regarding the Manager's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

     - a description of the Manager's affiliation with any broker-dealer;

     - a discussion of any anticipated change in the Manager's controlling persons;

     - verification of the Manager's insurance coverage with regards to the services provided to the Funds;

     - a table comparing the performance of each Fund to appropriate indices, including comments on the relative performance of each Fund versus comparable indices;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENT OF THE FUNDS (unaudited)
--------------------------------------------------------------------------------

     - a discussion of any underperformance by a Fund relative to its peer group;

     - an analysis of any material complaints received from Fund shareholders;

     - a discussion of the Manager's compliance program;

     - a description of the Manager's securities lending practices and the fees received from such practices;

     - a description of the portfolio turnover rate and average execution costs for each Fund;

     - a discussion of whether the Manager receives, with respect to trade execution for the Funds, other special compensation, including any payment for order flow;

     - a description of how expenses that are not readily identifiable to a particular Fund are allocated; and

     - any ideas for the future growth and efficient operation of the Funds.

     The Trustees were also provided with an analysis provided by Lipper, Inc., which compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds, and (iii) each Fund's investment advisory fees versus comparable mutual funds.

     Legal counsel provided the Trustees with a memorandum detailing their responsibilities pertaining to the renewal of the Management Agreement. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS

     In determining whether to approve the renewal of the Management Agreement, the Trustees considered the best interests of each Fund separately. In each instance, the Trustees considered, among other things, the following factors:
(1) the nature and quality of the services provided; (2) the investment performance of the Fund and the investment advisor; (3) the Manager's cost for providing the services and the profitability of the advisory business to the Manager; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) the Manager's ability to retain key investment personnel and to provide an active client service program; (7) the Manager's goal to continue to provide consistent above average long-term performance at low cost; (8) the continuing efforts by the Manager to add new Funds so as to enhance the Trusts' product line; (9) the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; (10) the addition of personnel to manage the Funds, promote sales and improve services; and (11) the active role played by the Manager in monitoring and, as appropriate, recommending replacements for the master portfolios. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the material submitted in support of the renewal.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE INTERNATIONAL EQUITY INDEX FUND

     In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the unaffiliated master-feeder structure of the Fund and that the Fund invests all of its investable assets in a master portfolio; (2) the Manager monitors the performance of the master portfolio; (3) the Fund substantially outperformed its peers for all periods since inception, as of December 31, 2004; (4) the Fund's expense ratio is lower than its peer group average and other comparable Funds; (5) the Manager incurred a loss on the services it provided to the Fund; and (6) the Manager provides high-quality services at a low cost to investors, manages the Fund's assets and provides a comprehensive compliance program for the Fund.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENT OF THE FUNDS (unaudited)
--------------------------------------------------------------------------------

     Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the International Equity Index Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the International Equity Index Fund.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE S&P 500 INDEX FUND

     In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the unaffiliated master-feeder structure of the Fund and that the Fund invests all of its investable assets in a master portfolio; (2) the Manager monitors the performance of the master portfolio; (3) the Fund outperformed its peer group for all periods since inception, as of December 31, 2004; (4) the Fund's expense ratio is lower than its peer group average and other comparable Funds; and (5) the Manager provides high-quality services at a low cost to investors, manages the Fund's assets and provides a comprehensive compliance program for the Fund.

     Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the S&P 500 Index Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the S&P 500 Index Fund.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE SMALL CAP INDEX
FUND

     In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the unaffiliated master-feeder structure of the Fund and that the Fund invests all of its investable assets in a master portfolio; (2) the Manager monitors the performance of the master portfolio; (3) the Fund slightly underperformed its peer group for the one-year period ended December 31, 2004, but outperformed its peers for the three-year period; (4) the Fund's expense ratio is lower than its peer group average and other comparable Funds; (5) the Manager incurred a loss on the services it provided to the Fund; and (6) the Manager provides high-quality services at a low cost to investors, manages the Fund's assets and provides a comprehensive compliance program for the Fund.

     Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Small Cap Index Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Small Cap Index Fund.

                      (This page intentionally left blank)

                             (AMERICAN BEACON LOGO)

                          (AMERICAN BEACON FUNDS LOGO)
--------------------------------------------------------------------------------
DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Funds through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                     (KEYBOARD GRAPHIC)                                            (MOUSE GRAPHIC)
                         BY E-MAIL:                                                ON THE INTERNET:
             american-beacon.funds@ambeacon.com                    Visit our website at www.americanbeaconfunds.com

--------------------------------------------------------------------------------


                    (TELEPHONE GRAPHIC)                                           (MAILBOX GRAPHIC)
                       BY TELEPHONE:                                                   BY MAIL:
                    Institutional Class                                         American Beacon Funds
                    Call (800) 658-5811                                    4151 Amon Carter Blvd., MD 2450
                     PlanAhead Class(R)                                          Fort Worth, TX 76155
                    Call (800) 388-3344

--------------------------------------------------------------------------------

       AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES                     AVAILABILITY OF PROXY VOTING POLICY AND RECORDS
In addition to the Schedule of Investments provided in each        A description of the policies and procedures that the Funds
semi-annual and annual report, each Fund files a complete          use to determine how to vote proxies relating to portfolio
schedule of its portfolio holdings with the Securities and         securities is available in each Fund's Statement of
Exchange Commission ("SEC") on Form N-Q as of the first and        Additional Information, which may be obtained free of charge
third fiscal quarters. The Funds' Forms N-Q are available on       by calling 1-800-967-9009 or by accessing the SEC's website
the SEC's website at www.sec.gov. The Forms N-Q may also be        at www.sec.gov. Each Fund's proxy voting record for the most
reviewed and copied at the SEC's Public Reference Room, 450        recent year ended June 30 is filed annually with the SEC on
Fifth Street, NW, Washington, DC 20549. Information                Form N-PX. The Funds' Forms N-PX are available on the SEC's
regarding the operation of the SEC's Public Reference Room         website at www.sec.gov. Each Fund's proxy voting record may
may be obtained by calling 1-800-SEC-0330. A complete              also be obtained by calling 1-800-967-9009.
schedule of each Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com)
approximately thirty days after the end of each fiscal
quarter.

FUND SERVICE PROVIDERS:

    CUSTODIAN                     TRANSFER AGENT                     INDEPENDENT            DISTRIBUTOR
    STATE STREET BANK AND TRUST   BOSTON FINANCIAL DATA SERVICES     REGISTERED PUBLIC      FORESIDE FUND SERVICES
    Boston, Massachusetts         Kansas City, Missouri              ACCOUNTING FIRM        Portland, Maine
                                                                     ERNST & YOUNG LLP
                                                                     Chicago, Illinois

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------

American Airlines, Inc. is not responsible for investments made in the American Beacon Funds. American Beacon Funds is a registered service mark of AMR Corporation. American Beacon Small Cap Index Fund and American Beacon International Equity Index Fund are service marks of American Beacon Advisors, Inc.

[AMERICAN BEACON FUNDS LOGO]


4151 Amon Carter Blvd.
MD 2450
Fort Worth, TX 76155


1.800.967.9009
817.931.4331 fax

www.americanbeaconfunds.com



                                                                       SAR 06/05
                                                                         534554

================================================================================
             G U I D A N C E  |  V I S I O N  |  E X P E R I E N C E

    [LOGO OF AMERICAN BEACON] AMERICAN BEACON
                              FUNDS(SM)

SEMI-ANNUAL REPORT

[GRAPHIC OF AMERICAN BEACON FUND]

JUNE 30, 2005

TREASURY INFLATION PROTECTED SECURITIES FUND

Formerly known as the
American AAdvantage Funds

================================================================================

ABOUT AMERICAN BEACON ADVISORS
--------------------------------------------------------------------------------

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CONTENTS
--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE ...........................................   1

SCHEDULE OF INVESTMENTS .......................................   5

FINANCIAL HIGHLIGHTS ..........................................  14

ADDITIONAL INFORMATION .........................  INSIDE BACK COVER

--------------------------------------------------------------------------------
Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
--------------------------------------------------------------------------------

American Beacon Funds                                              June 30, 2005

                                           [GRAPHIC OF AMERICAN BEACON ADVISORS]

FELLOW SHAREHOLDERS:

Enclosed please find the Semi-Annual Report for the American Beacon Treasury Inflation Protected Securities Fund for the six-month period ended June 30, 2005.

     The year started with a short-term interest rate of 2.25%; however, the Federal Reserve Board subsequently raised the rate four times with increases of 25 basis points each time to end the six-month period at 3.25%. These widely expected moves were a continuation of the Fed's stated process of removing monetary policy accommodation at a "measured" pace. Additionally, the benchmark 10-year U.S. Treasury note ended June yielding approximately 3.92%.

     The American Beacon Treasury Inflation Protected Securities Fund realized a return of 1.64% for the six-month period. Looking forward, the Treasury Inflation Protected Securities Fund will continue to seek inflation protection and income by investing primarily in inflation-indexed debt securities.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                                Sincerely,

                                                /s/ William F. Quinn

                                                William F. Quinn
                                                President, American Beacon Funds

MARKET OVERVIEW
(Unaudited)
================================================================================

The accumulation of economic data, both in the U.S. abroad, suggests that economic activity accelerated early in the period on a global basis, from already strong levels. Signs abound that U.S. corporate investment spending remains firm, supported by strong profit growth and the never-ending requirement to ramp up productivity. Meanwhile, rising employment and income, as well as record household wealth levels, are lifting consumer spending in spite of higher energy prices and lofty debt levels. Later in the period, despite "frothy" real estate markets, abysmally low savings rates, high energy prices, indebted consumers, and rising interest rates, the economy, as evidenced by recent statistical releases, continued to perform extremely well. However, market interest rates (real and nominal) appear to be looking beyond current economic statistical readings and responding to reduced expectations for future economic growth.

     The Lehman U.S. TIPS Index returned 2.71% for the six month time period outperforming the shorter Lehman U.S. 1-10 yr TIPS Index, which gained 1.54%, and the Lehman Aggregate Index, which posted a return of 2.51%.

     Given the strong economic back-drop early in the period, real yields rose 2 to 14 basis points and TIPS investors were faced with negative total rates of return. During the second quarter, real yields were mixed with short rates increasing 75 basis points and intermediate/long rates falling 10 to 15 basis points. Short real yields were driven higher by two Fed rate hikes (5/3/05 and 6/30/05) and the prospect that future inflation accruals will be less than current accruals.

     In the context of continued above-trend economic growth, broad-based commodity price pressures, and a jump in oil prices, inflation expectations were clearly on the rise. The rise in inflation expectations led to strong relative performance for TIPS versus other fixed income alternatives. Break-even inflation rates (difference between nominal Treasury and TIPS yield), which began the quarter at 2.60% on 10-year maturities, fell 10 basis points in Januarybefore rising 30 basis points during the Februaryand Marchperiods. In all, break-even inflation rates for 10-year maturities rose almost 20 basis points during the first quarter. However in the second quarter, inflation expectations fell along with predictions for future economic growth. Break-even inflation rates, as measured by the spread between TIPS and nominal bonds, fell 25 to 90 basis points during the period with the largest moves occurring in the shortest maturities.

     The Treasury issued $10 billion of a new 10-year maturity TIP and $10 billion of the current 20-year TIP in January. Both auctions were met with less than stellar demand. In April, the U.S. Treasury reopened both the 5-year and 10-year TIPS for $9 billion each. With the new supply, the market value of TIPS outstanding is approaching $350 billion.

PERFORMANCE OVERVIEW
AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
June 30, 2005 (Unaudited)
================================================================================

     The Institutional Class of the Fund returned 1.64% for the period from January 1, 2005 through June 30, 2005, exceeding the Lehman Brothers 1-10 Yr U.S. TIPS Index (the "Index") return of 1.54%. The Fund trailed the Lipper TIPS Index return of 2.78% for the same time period.

     The Fund outperformed the Index for the six-month time period by 10 basis points with most of the value added occurring in the first quarter of the year. In the first quarter, the Fund outperformed by maintaining a small allocation to nominal bonds as break-even rates narrowed. In addition, the Fund benefited early in the period by reducing its exposure to areas of the yield curve where new supply was auctioned.

     While the Fund had a small percentage of its assets in non-TIPS during the period, the vast majority of its assets (over 90%) was invested in TIPS.

     The Fund remains focused on investing primarily in TIPS to provide inflation protection and income to its shareholders.

                                                         TOTAL RETURNS
                                            ========================================
                                                   PERIODS ENDED 6/30/05
                                            ----------------------------------------
                                            3 Mos.           6 Mos.           1 Yr.
                                            ------           ------           -----
Institutional Class (1) ................     2.39%            1.64%           5.65%
Lehman Bros. 1-10 Yr.
   U.S. TIPS Index .....................     2.36%            1.54%           6.58%
Lehman Bros. U.S. TIPS
   Index ...............................     3.05%            2.71%           9.34%
Lipper TIPS Index ......................     3.04%            2.78%           9.87%

1 Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated and may differ from current performance. To obtain performance information as of the most recent month-end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

PORTFOLIO DIVERSIFICATION

                                            % OF
RATING                                  FIXED INCOME
------                                  ------------
A                                            0.7%
AA                                           1.6%
AAA                                         97.7%

          [CHART OF PORTFOLIO DIVERSIFICATION]

Sovereign Obligations                               1.3%

U.S. Government Sponsored Agency Instruments        1.7%

Corporate Obligations                               1.0%

U.S. Government Treasury Obligations               96.0%

                       [END CHART]

     The bar chart above represents the Fund's portfolio as of June 30, 2005. The Fund's portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time. U.S. Treasury Inflation Protected Securities are unrated, but are backed by the full faith and credit of the government of the United States of America and are therefore considered by the Fund's investment advisor to be comparable to bonds rated AAA/Aaa.

PERFORMANCE OVERVIEW
AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND - CONTINUED
June 30, 2005 (Unaudited)
================================================================================

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1)transaction costs and (2)ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES
     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the Institutional Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                            BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID
                                                  VALUE               VALUE           DURING PERIOD*
                                                  1/1/05             6/30/05         1/1/05 - 6/30/05
                                            -----------------     --------------     ----------------
INSTITUTIONAL CLASS
Actual                                          $1,000.00            $1,016.43            $1.85
Hypothetical (5% return before expenses)        $1,000.00            $1,022.96            $1.86

*Expenses are equal to the Fund's annualized expense ratio for the six-month period of 0.37%, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)
================================================================================

                                                                                  PAR/SHARES          VALUE
                                                                                  ----------         --------
                                                                                     (DOLLAR IN THOUSANDS)
U.S. GOVERNMENT SPONSORED AGENCY INSTRUMENTS - 1.71%
Federal Home Loan Bank, 4.491%, Due 2/20/2007 .................................   $    100            $   103
Federal National Mortgage Association, 4.29%, Due 2/17/2009 ...................        100                 99
Tennessee Valley Authority, 3.375%, Due 1/15/2007 .............................        246                253
                                                                                                      -------
    TOTAL U.S. GOVERNMENT SPONSORED AGENCY INSTRUMENTS .........................                          455
                                                                                                      -------
U.S. GOVERNMENT TREASURY OBLIGATIONS - 96.55%
U.S. Inflation Protected Treasury Bonds,
   5.375%, Due 2/15/2031 .......................................................       700                826
U.S. Inflation Protected Treasury Notes,
   0.875%, Due 4/15/2010 .......................................................     2,978              2,905
   1.625%, Due 1/15/2015 .......................................................     1,564              1,558
   1.875%, Due 7/15/2013 .......................................................     2,330              2,380
   2.00%, Due 1/15/2014 ........................................................     2,517              2,592
   2.00%, Due 7/15/2014 ........................................................     1,228              1,266
   3.00%, Due 7/15/2012 ........................................................     3,003              3,298
   3.375%, Due 1/15/2007 .......................................................     1,412              1,457
   3.375%, Due 1/15/2012 .......................................................     3,227              3,603
   3.50%, Due 1/15/2011 ........................................................       743                824
   3.625%, Due 1/15/2008 .......................................................     1,560              1,650
   3.875%, Due 1/15/2009 .......................................................     1,566              1,704
   4.25%, Due 1/15/2010 ........................................................     1,457              1,640
                                                                                                      -------
    TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS .................................                       25,703
                                                                                                      -------
VARIABLE RATE CORPORATE OBLIGATIONS - 1.04% (NOTE B)
FINANCIAL - 1.04%
Allstate Life Global Funding, 4.20%, Due 3/1/2010 ..............................       100                 98
Lehman Brothers Holdings, Incorporated, 4.78%, Due 6/2/2009 ....................        80                 79
SLM Corporation, 5.27%, Due 1/31/2014 ..........................................       100                100
                                                                                                      -------
    TOTAL FINANCIAL ............................................................                          277
                                                                                                      -------
    TOTAL VARIABLE RATE CORPORATE OBLIGATIONS ..................................                          277
                                                                                                      -------
SOVEREIGN OBLIGATIONS - 1.27%
Italian Republic, 2.15%, Due 9/15/2014 .........................................       260                338
                                                                                                      -------
    TOTAL SOVEREIGN OBLIGATIONS ................................................                          338
                                                                                                      -------
SHORT TERM INVESTMENTS - 1.23%
American Beacon Money Market Select Fund (Note A)...............................   327,515                328
                                                                                                      -------
    TOTAL SHORT TERM INVESTMENTS ...............................................                          328
                                                                                                      -------
TOTAL INVESTMENTS - 101.80% (COST $27,113) .....................................                       27,101
                                                                                                      -------
LIABILITIES, NET OF OTHER ASSETS - (1.80%)......................................                         (480)
                                                                                                      -------
TOTAL NET ASSETS - 100% ........................................................                      $26,621
                                                                                                      =======

----------------
(A)   The Fund is affiliated by having the same investment advisor.
(B) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The rate shown represents the June 30, 2005 coupon rate.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2005 (Unaudited)
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Amounts in $000's

                                                      SETTLEMENT         CONTRACT      MARKET      UNREALIZED
CONTRACT DESCRIPTION                                     DATE             AMOUNT        VALUE      GAIN/(LOSS)
                                                      ----------         --------      ------      -----------
CONTRACTS TO DELIVER
--------------------
Euro Currency ...................................     07/28/2005          546 EUR       $661          $(1)
                                                                                        ----          ---
TOTAL CONTRACTS TO DELIVER
   (RECEIVABLE AMOUNT $660) .....................                                       $661          $(1)
                                                                                        ====          ===

CONTRACTS TO RECEIVE
--------------------
Euro Currency ...................................     07/28/2005          281 EUR       $340           $1
                                                                                        ----           --
TOTAL CONTRACTS TO RECEIVE
   (PAYABLE AMOUNT $339) ........................                                       $340           $1
                                                                                        ====           ==

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited) (in thousands, except share and per share amounts)
================================================================================

ASSETS:
   Investments in unaffiliated securities, at value(A) ............................     $   26,773
   Investments in affiliated securities, at value(B) ..............................            328
   Dividends and interest receivable ..............................................            304
   Receivable for investments sold ................................................            389
   Receivable for fund shares sold ................................................             13
   Other assets ...................................................................              1
                                                                                        ----------
      TOTAL ASSETS ................................................................         27,808
                                                                                        ----------
LIABILITIES:
   Payable for investments purchased ..............................................            880
   Payable for fund shares redeemed ...............................................            288
   Dividends payable ..............................................................              1
   Management and investment advisory fees payable (Note 2) .......................             11
   Administrative service and service fees payable ................................              2
   Other liabilities ..............................................................              5
                                                                                        ----------
      TOTAL LIABILITIES ...........................................................          1,187
                                                                                        ----------
NET ASSETS ........................................................................     $   26,621
                                                                                        ==========
ANALYSIS OF NET ASSETS:
   Paid-in-capital ................................................................         26,013
   Undistributed net investment income ............................................            646
   Accumulated net realized gain (loss) ...........................................            (26)
   Unrealized appreciation (depreciation) of investments and foreign currency ......           (12)
                                                                                        ----------
NET ASSETS ........................................................................     $   26,621
                                                                                        ==========
Shares outstanding (no par value):
   Institutional Class ............................................................      2,585,312
                                                                                        ==========
Net asset value, offering and redemption price per share:
   Institutional Class ............................................................     $    10.30
                                                                                        ==========
--------------
(A)   Cost of investments in unaffiliated securities                                    $   26,785
(B)   Cost of investments in affiliated securities                                      $      328

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005(Unaudited)(inthousands)
================================================================================

INVESTMENT INCOME:
   Interest income ................................................................       $ 685
   Dividend income from affiliated securities .....................................          14
                                                                                          -----
      TOTAL INVESTMENT INCOME .....................................................         699
                                                                                          -----
EXPENSES:
   Management and investment advisory fees (Note 2) ...............................          27
   Administrative service fees (Note 2) ...........................................          13
   Transfer agent fees ............................................................           3
   Fund accounting fees ...........................................................           3
   Professional fees ..............................................................           3
   Registration fees and expenses .................................................           1
   Organizational costs ...........................................................           -
   Other expenses .................................................................           3
                                                                                          -----
      TOTAL EXPENSES ..............................................................          53
                                                                                          -----
LESS FEES WAIVED (NOTE 2) .........................................................           4
                                                                                          -----
      NET EXPENSES ................................................................          49
                                                                                          -----
NET INVESTMENT INCOME .............................................................         650
                                                                                          -----
REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
   Net realized gain (loss) on:
      Investments .................................................................        (131)
      Foreign currency transactions ...............................................          24
   Change in net unrealized appreciation or depreciation of:
      Investments .................................................................         (87)
      Foreign currency contracts ..................................................         (23)
                                                                                          -----
        NET GAIN (LOSS)ON INVESTMENTS .............................................        (217)
                                                                                          -----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................       $ 433
                                                                                          =====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
================================================================================

                                                                                       SIX MONTHS      SIX MONTHS
                                                                                          ENDED           ENDED
                                                                                         JUNE 30,      DECEMBER 31,
                                                                                          2005            2004(A)
                                                                                       ----------      ------------
                                                                                       (UNAUDITED)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income .......................................................         $    650        $   292
   Net realized gain (loss) on investments .....................................             (107)           247
   Change in net unrealized appreciation or depreciation of investments
      and foreign currency contracts ...........................................             (110)            98
                                                                                         --------        -------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................              433            637
                                                                                         --------        -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .......................................................              (56)          (292)
   Net realized gain on investments ............................................                -           (114)
                                                                                         --------        -------
         NET DISTRIBUTIONS TO SHAREHOLDERS .....................................              (56)          (406)
                                                                                         --------        -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ...............................................           30,040         28,766
   Reinvestment of dividends and distributions .................................               56            405
   Cost of shares redeemed .....................................................          (24,795)        (8,459)
                                                                                         --------        -------
         NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ............            5,301         20,712
                                                                                         --------        -------
         NET INCREASE IN NET ASSETS ....................................... ....            5,678         20,943
                                                                                         --------        -------
NET ASSETS:
   Beginning of period .........................................................           20,943              -
                                                                                         --------        -------
   END OF PERIOD* ..............................................................         $ 26,621        $20,943
                                                                                         ========        =======
   *Includes undistributed net investment income of ............................         $    646        $     -
                                                                                         ========        =======

--------------
(A) American Beacon Treasury Inflation Protected Securities Fund commenced active operations on June 30, 2004.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust"), formerly known as the American AAdvantage Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company. The American Beacon Treasury Inflation Protected Securities Fund (the "Fund") is a series of the Trust and commenced active operations on June 30, 2004.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Fund.

  Security Valuation

     Net asset value per share is calculated as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern Time.

     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

     Securities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are valued at fair value, as determined in good faith and pursuant to procedures approved by the Trust's Board of Trustees (the "Board").

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale.

     Dividend income is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on an accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Dividends to Shareholders

     The Fund generally declares dividends from net investment income daily, payable quarterly. Distributions, if any, of net realized capital gains are generally paid annually and recorded on the ex-dividend date.

--------------------------------------------------------------------------------

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2005 (Unaudited)
================================================================================

  Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

  Forward Foreign Currency Exchange Contracts

     The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of Fund securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

  Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results may differ from those estimated.

  Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory, fund management and securities lending services. Investment assets of the Fund are managed by multiple investment advisors that have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.10% of the Fund's average daily net assets plus amounts paid by the Manager to the investment advisors of the Fund. During the period ended June 30, 2005, the management fee range, including fees paid to investment advisors, was from 0.15% to 0.25%, depending upon assets under management. Total management fees were $26,818, of which $13,489 was paid to investment advisors and $13,329 was retained by the Manager.

--------------------------------------------------------------------------------

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2005 (Unaudited)
================================================================================

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Fund.

  Investment in Affiliated Fund

     The Fund may invest in the American Beacon Money Market Select Fund (the "Select Fund"). The Manager serves as investment advisor to the Select Fund and receives from the Select Fund an annualized fee equal to 0.10% of the Select Fund's average daily net assets. During the period, fees earned by the Manager from the Fund's investment in the Select Fund were $529.

  Other

     Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided unlimited air transportation on American. Retired Trustees and their spouses are provided free transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American, already receives flight benefits. Mr. O'Sullivan receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

  Reimbursement of Expenses

     The Manager voluntarily reimbursed a portion of its fees received from the Fund during the period ended June 30, 2005 to the extent that total Fund operating expenses exceeded 0.46%. The Manager reimbursed expenses totaling $4,096 during the period.

3.   FEDERAL INCOME AND EXCISE TAXES

     It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     Dividends are determined in accordance with federal income tax regulations that may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions during the six months ended June 30, 2005 and the fiscal year ended December 31, 2004 were as follows (in thousands):

                                                 SIX MONTHS         YEAR ENDED
                                                    ENDED          DECEMBER 31,
                                                JUNE 30, 2005          2004
                                                -------------      ------------
Distributions paid from:
Ordinary income* ...........................         $56               $406

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

--------------------------------------------------------------------------------

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2005 (Unaudited)
================================================================================

     For the six months ended June 30, 2005, the components of distributable earnings were as follows (in thousands):

Cost basis of investments for federal income tax purposes ........    $27,182
Unrealized appreciation ..........................................         95
Unrealized depreciation ..........................................       (176)
                                                                      -------
Net unrealized appreciation (depreciation) .......................        (81)
Undistributed ordinary income ....................................        550
                                                                      -------
Distributable earnings ...........................................    $   469
                                                                      =======

4.   INVESTMENT TRANSACTIONS

     Purchases and redemptions of investments for the period ended June 30, 2005, excluding short-term investments, were $59,674,640 and $53,095,001, respectively. The Fund had purchases and sales of U.S. government securities of $58,236,755 and $51,812,428, respectively.

     A summary of the Fund's direct transactions in the Select Fund for the six months ended June 30, 2005 is as follows:

 DECEMBER 31, 2004                                                            JUNE 30, 2005
SHARES/MARKET VALUE             PURCHASES               SALES              SHARES/MARKET VALUE
-------------------            -----------           -----------           -------------------
     $754,424                  $26,876,375           $27,303,284                 $327,514

5.   CAPITAL SHARE TRANSACTIONS

     The table below summarizes the activity in capital shares (in thousands):

Period ended June 30, 2005
-------------------------

                                                         SHARES               AMOUNT
                                                        --------             --------
Shares sold ......................................        2,951              $ 30,040
Reinvestment of dividends ........................            6                    56
Shares redeemed ..................................       (2,433)              (24,795)
                                                         ------              --------
Net increase in shares outstanding ...............          524              $  5,301
                                                         ======              ========

Period ended December 31, 2004
------------------------------

                                                         SHARES               AMOUNT
                                                        --------             --------
Shares sold ......................................        2,858               $28,766
Reinvestment of dividends ........................           40                   405
Shares redeemed ..................................         (836)               (8,459)
                                                          -----               -------
Net increase in shares outstanding ...............        2,062               $20,712
                                                          =====               =======

--------------------------------------------------------------------------------

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                     SIX MONTHS           SIX MONTHS
                                                                                        ENDED                ENDED
                                                                                       JUNE 30,           DECEMBER 31,
                                                                                         2005                2004(A)
                                                                                     ----------           ------------
                                                                                     (UNAUDITED)
Net asset value, beginning of period ..........................................        $ 10.16              $ 10.00
                                                                                       -------              -------
Income from investment operations:
     Net investment income ....................................................           0.26                 0.18(B)
     Net gains (loss) on securities (both realized and unrealized) ............          (0.09)                0.21
                                                                                       -------              -------
Total income from investment operations .......................................           0.17                 0.39
                                                                                       -------              -------
Less distributions:
     Dividends from net investment income .....................................          (0.03)               (0.23)
     Distributions from net realized gains on securities ......................              -                    -
                                                                                       -------              -------
Total distributions ...........................................................          (0.03)               (0.23)
                                                                                       -------              -------
Net asset value, end of period ................................................        $ 10.30              $ 10.16
                                                                                       =======              =======
Total return ..................................................................           1.64%(C)             3.94%(C)
                                                                                       =======              =======
Ratios and supplemental data:
     Net assets, end of period (in thousands) .................................        $26,621              $20,943
     Ratios to average net assets (annualized):
        Expenses ..............................................................           0.37%                0.46%
        Net investment income .................................................           4.87%                3.34%
        Decrease reflected in above expense ratio due to absorption of
           expenses by the Manager ............................................           0.03%                0.16%
     Portfolio turnover rate ..................................................            210%(C)              190%(C)

--------------
(A) The American Beacon Treasury Inflation Protected Securities Fund commenced active operations on June 30, 2004.
(B)  Based on average shares outstanding.

(C)  Not annualized.

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
================================================================================

     At their February 23, 2005 meeting, the Trustees considered the renewal of the existing Management Agreement between the Manager and the Fund and each Investment Advisory Agreement between the Fund and the sub-advisors. As part of the renewal process, legal counsel to the Trust and the independent Trustees sent information request letters to the Manager and each sub-advisor seeking certain relevant information. The responses by the Manager and sub-advisors were provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.

     The Trustees considered, among other materials, responses by the Manager and the sub-advisors to inquiries requesting:

     o a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Fund, or any other area, including how these changes might affect the Fund;

     o a copy of the firm's most recent audited or unaudited financial statements as well as Parts I and II of its Form ADV;

     o a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

     o a comparison of the performance of that portion of Fund assets managed by each firm with performance of other similar accounts managed by the firm, including a discussion of relative performance versus a peer group average and any remedial measures if the firm's performance was materially below that of the peer group;

     o a cost/profitability analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to the Fund, if available;

     o an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

     o an evaluation of any other benefits to the firm or Fund as a result of their relationship, if any;

     o a description of the scope of portfolio management services provided to the Fund, including whether such services differ from the services provided to other clients, including other registered investment companies;

     o a description of the personnel who are assigned primary responsibility for managing the Fund, including any changes during the past year;

     o a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

     o a discussion regarding the firm's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS
(Unaudited) - (Continued)
================================================================================

     o a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

     o a discussion of the firm's compliance program with regard to federal, state, corporate and Fund requirements;

     o information regarding the firm's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

     o  a description of the firm's affiliation with any broker-dealer;

     o a discussion of any anticipated change in the firm's controlling persons; and

     o verification of the firm's insurance coverage with regards to the services provided to the Fund.

     In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:

     o a table comparing the performance of the Fund to appropriate indices, including comments on the relative performance of each sub-advisor and the Fund versus comparable indices;

     o a discussion of any underperformance by a sub-advisor relative to its peer group and whether (and if so, why) such sub-advisor should have its contract renewed;

     o  a table detailing the Manager's profitability with respect to the Fund;

     o  an analysis of any material complaints received from Fund shareholders;

     o  a discussion of the Manager's compliance program;

     o a description of the Manager's securities lending practices and the fees received from such practices;

     o a description of the portfolio turnover rate and average execution costs for the Fund and each sub-advisor to the Fund;

     o a discussion of whether the Manager receives, with respect to trade execution for the Fund, other special compensation, including any payment for order flow;

     o a description of how expenses that are not readily identifiable to the Fund are allocated; and

     o  any ideas for the future growth and efficient operation of the Fund.

     The Trustees were also provided with an analysis provided by Lipper, Inc., which compared: (i) investment performance of the Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of the Fund versus comparable mutual funds, and (iii) the Fund's investment advisory fees versus comparable mutual funds.

     Legal counsel provided the Trustees with a memorandum detailing their responsibilities pertaining to the renewal of the Management and Investment Advisory Agreements. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts.

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS
(Unaudited) - (Continued)
================================================================================

CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE FUND
--------------------------------------------------------------------------------

     In determining whether to approve the continuance of the Management Agreement and each Investment Advisory Agreement, the Trustees considered the best interests of the Fund separately from other series of the Trust. In each instance, the Trustees considered, among other things, the following factors:
(1) the nature and quality of the services provided; (2) the investment performance of the series and the investment advisor; (3) the Manager's or sub-advisor's cost for providing the services and the profitability of the advisory business to the Manager or sub-advisor; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; and
(5) whether fee levels reflect these economies of scale for the benefit of Trust investors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the material submitted in support of the renewal.

     With respect to the renewal of the Management Agreement, the Trustees considered: the Manager's ability to retain key investment personnel and to provide consistent performance and an active client service program; the Manager's goal to continue to provide consistent above average long-term performance at low cost; the continuing efforts by the Manager to add new series of the Trust so as to enhance the Trust's product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Trust; the addition of personnel to manage the series of the Trust, promote sales and improve services; and the active role played by the Manager in monitoring and, as appropriate, recommending replacements for the investment sub-advisors.

     In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the Manager provides high-quality services at a low cost to investors, allocates the Fund's assets among sub-advisors, monitors and evaluates the performance of the Fund's two sub-advisors, and provides a comprehensive compliance program for the Fund; (2) the Treasury Inflation Protected Securities Fund underperformed its benchmark index and peer group for the six-month period ended December 31, 2004, primarily due to cash flow issues during the Fund's initial month of operation; (3) the expense ratio of the Institutional Class of Fund shares was lower than the industry average; (4) the Manager has contractually agreed to continue to waive fees and/or reimburse Fund expenses to the extent necessary to maintain a competitive total expense ratio for the Institutional Class of shares of the Fund; and (5) the Manager incurred a loss on the services it provided to the Fund.

     With respect to the renewal of the Investment Advisory Agreements, the Trustees noted that the Manager had negotiated the lowest sub-advisory fee the sub-advisors charge for any comparable client accounts. Where applicable, for purposes of determining the fee charged to the Fund, the fee schedule to each Investment Advisory Agreement specifies that all other assets managed by the sub-advisors on behalf of AMR Corporation and its subsidiaries and affiliated entities shall be considered. Thus, the Fund is able to receive the lowest possible fee due to economies of scale resulting from the sub-advisors' management of a larger pool of assets.

     In considering the renewal of the Investment Advisory Agreements with Brown Brothers Harriman & Co. and NISA Investment Advisors LLC, the Trustees considered the following additional factors: (1) although each sub-advisor underperformed its benchmark index for the six-month period with respect to its allocated portion of the Fund's assets, the performance records are too short to be meaningful, and (2) the Manager's recommendation to continue to retain each sub-advisor.

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENTS
(Unaudited) - (Continued)
================================================================================

     Based on these considerations, the Trustees (1) concluded that the fees paid to the Manager and the sub-advisors under the Management and Investment Advisory Agreements are fair and reasonable, (2) determined that the Treasury Inflation Protected Securities Fund and its shareholders would benefit from the Manager's and sub-advisors' continued management of the Fund, and (3) approved the renewal of the Management and Investment Advisory Agreements with respect to the Treasury Inflation Protected Securities Fund.

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                    [LOGO OF AMERICAN BEACON] AMERICAN BEACON
                                              FUNDS(SM)
================================================================================

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report, and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institutions name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

         [LOGO OF E-MAIL]                                 [LOGO OF INTERNET]

            BY E-MAIL:                                     ON THE INTERNET:

American_Beacon.Funds@ambeacon.com         Visit our website at www.americanbeaconfunds.com

----------------------------------------------------------------------------------------------

        [LOGO OF TELEPHONE]                                 [LOGO OF MAIL]

            BY TELEPHONE:                                      BY MAIL:

        Call (800) 658-5811                              American Beacon Funds
                                                            P.O. Box 219643
                                                       Kansas City, MO 64121-9643

--------------------------------------------------------------------------------

     AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semiannual and annual report, each Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com) approximately thirty days after the end of each quarter.

     AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available in each Fund's Statement of Additional Information, which may be obtained free of charge by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. Each Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Funds' Forms N-PX are available on the SEC's website at www.sec.gov. Each Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

-----------------------------     --------------------------------     ------------------------     ------------------------
 CUSTODIAN                         TRANSFER AGENT                       INDEPENDENT REGISTERED       DISTRIBUTOR
 STATE STREET BANK AND TRUST       BOSTON FINANCIAL DATA SERVICES       PUBLIC ACCOUNTING FIRM       FORESIDE FUND SERVICES
 Boston, Massachusetts             Kansas City, Missouri                ERNST & YOUNG LLP            Portland, Maine
                                                                        Chicago, Illinois

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

================================================================================

American Airlines, Inc. is not responsible for investments made in the American Beacon Funds. American Beacon Funds is a service mark of AMR Corporation. American Beacon Treasury Inflation Protected Securities Fund is a service mark of American Beacon Advisors, Inc.

[LOGO OF AMERICAN BEACON] AMERICAN BEACON
                          FUNDS(SM)

4151 Amon Carter Blvd.
MD 2450
Fort Worth, TX 76155

1.800.658.5811
www.americanbeaconfunds.com

================================================================================

             G U I D A N C E  |  V I S I O N  |  E X P E R I E N C E

    [LOGO OF AMERICAN BEACON FUNDS] AMERICAN BEACON
                                    FUNDS(SM)

SEMI-ANNUAL REPORT

[GRAPHIC OF AMERICAN BEACON FUNDS]

June 30, 2005

MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
MUNICIPAL MONEY MARKET FUND

Formerly known as the
American AAdvantage Funds

================================================================================

ABOUT AMERICAN BEACON ADVISORS
--------------------------------------------------------------------------------

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CONTENTS
--------------------------------------------------------------------------------

President's Message ..................................   1

Financial Highlights

   Money Market Fund .................................  22

   U.S. Government
   Money Market Fund .................................  24

   Municipal
   Money Market Fund .................................  26

Schedule of Investments

   Money Market Portfolio ............................  28

   U.S. Government
   Money Market Portfolio ............................  30

   Municipal
   Money Market Portfolio ............................  31

Additional Information ................  Inside Back Cover

--------------------------------------------------------------------------------
Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

--------------------------------------------------------------------------------

American Beacon Funds                                              June 30, 2005

[GRAPHIC OF AMERICAN BEACON ADVISORS]

FELLOW SHAREHOLDERS:

Enclosed please find the Semi-Annual Report for the American Beacon Funds for the six months ended June 30, 2005. During this time, the money market series of the American Beacon Funds performed well against their respective peer groups.

     The year started with a short-term interest rate of 2.25%; however, the Federal Reserve Board subsequently raised the rate four times with increases of 25 basis points each time to end the six-month period at 3.25%. These widely expected moves were a continuation of the Fed's stated process of removing monetary policy accommodation at a "measured" pace. The Federal Open Market Committee ("FOMC") has now boosted the target rate a quarter percentage point at each of their last nine meetings. The FOMC stated that, even after these actions, "the stance of monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity. Although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually. Pressures on inflation have stayed elevated, but longer-term inflation expectations remain well contained."

     The Cash Management Class of the American Beacon Funds produced strong relative returns for the period. The Money Market Fund-Cash Management Class returned 1.32% for the six months, outperforming the Lipper Institutional Money Market Average return of 1.14%. The U.S. Government Money Market - Cash Management Class outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 1.28% versus 1.14% for the Average. Despite rising rates, both Funds surpassed their respective Lipper peer groups over all time periods.

     Looking forward, expectations are that the FOMC will vote to hike the overnight federal funds rate another 25 basis points at their upcoming meetings in August and September. During this rising rate environment, we will monitor the duration and quality of the money market portfolios as we evaluate economic growth, inflation, and the direction of interest rates.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                                Sincerely,

                                                /s/ William F. Quinn

                                                William F. Quinn
                                                President, American Beacon Funds

ECONOMIC OVERVIEW
(Unaudited)
================================================================================

Much like 2004, the financial markets have been keenly focused on the "Non-Farm Payroll" numbers in 2005. With employment demonstrating solid growth and concerns about inflation building, the Federal Reserve has raised overnight borrowing rates at nine consecutive Federal Open Market Committee (FOMC) meetings since June 2004. Over the past six months, the economy has shown significant growth across all sectors, particularly in housing, given single-family housing starts averaged more than 1.65 million units annually. With the economy expanding at a moderate pace, housing activity at high levels and business investment and manufacturing stronger, the Federal Reserve is predicted to continue raising the Fed Funds rate to at least 4.00% (according to economists' forecasts and the Fed Funds futures contracts) by December 2005. The yield curve flattened throughout the first six months of 2005, which led Federal Reserve Chairman Greenspan to label the flattening and potential inversion a "conundrum." Credit spreads remained at or near historically tight levels with little evidence of widening.

     Steady growth in the labor market and significant price increases in oil have changed the focus of the FOMC toward inflation. Higher employment typically puts pressure on labor costs that lead to higher prices for consumers. Core prices rose rapidly in the first half of the year, elevated by the indirect effects of higher energy prices on business costs and increases in non-oil import prices that reflect past dollar depreciation and the surge in global prices for primary commodities. The FOMC has consistently reiterated its stance that the tightening cycle would occur at a "measured" pace, and policymakers signaled that they will respond to changes in economic conditions in order to maintain their goal of price stability.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
(Unaudited)
================================================================================

     The U.S. economy continued to grow at a solid pace as Gross Domestic Product (GDP) for the first quarter of 2005 was revised upward to 3.8%. Although nonfarm payroll growth came in below consensus expectations, the unemployment rate dropped to 5.0% in June, its lowest point since September 2001. Crude oil prices remained elevated, approaching $60 per barrel, leading to concerns of reduced consumer spending and lower corporate profit margins. Still, GDP growth remains steady as estimates for the full year 2005 are in the 3.5-4% range.

     The American Beacon Money Market Fund continued to maintain the strategy of purchasing 3-month LIBOR-based variable rate securities in addition to short-dated commercial paper in this rising interest rate environment. The FOMC raised overnight rates by 25 basis points at both the May and June meetings, resulting in a Fed Funds target rate of 3.25%. The FOMC maintained its "measured" policy adjustment posture at the June meeting, ending speculation that they were done raising rates. "Although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually," the FOMC said in its statement accompanying the decision. Although the Fed characterized inflation pressures as "elevated," the headline Personal Consumption Expenditure deflator was a benign 2.2% at its May reading and the Consumer Price Index (CPI) was unchanged in June.

     Currently, with the Eurodollar futures market pricing in a Fed Funds rate of 4.00% by the end of the year, the Money Market Fund will maintain its weighted-average maturity relatively short. However, the Fund's investment advisor will continue to monitor economic trends and adjust the Fund's duration posture accordingly.

     For the six months ended June 30, 2005, the total return of the Cash Management Class of the American Beacon Money Market Fund was 1.32%. The Fund outperformed the Lipper Institutional Money Market Average return of 1.14% by 18 basis points. Lipper Inc. ranked the Cash Management Class of the Fund 11th among 291 and 20th among 259 Institutional Money Market Funds for the one-year and three-years ended June 30, 2005, respectively(1). The Lipper Institutional Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

             CASH MANAGEMENT CLASS TOTAL RETURNS AS OF JUNE 30, 2005

                 [CHART OF CASH MANAGEMENT CLASS TOTAL RETURNS]

                  AMERICAN BEACON                 LIPPER INSTITUTIONAL
                 MONEY MARKET FUND             MONEY MARKET FUND AVERAGE
------------------------------------------------------------------------
 1 Year                2.14%                             1.79%
 3 Years*              1.50%                             1.21%
 5 Years*              2.58%                             2.33%
10 Years*              4.07%                             3.86%
------------------------------------------------------------------------

*Annualized

                                   [END CHART]

                                             ANNUALIZED TOTAL RETURNS
                                        ===================================
                                                  AS OF 6/30/05
                                        -----------------------------------
                                        1 YEAR       5 YEARS      10 YEARS
                                        ------       -------      ---------
Cash Management Class (1,3) .........    2.14%        2.58%         4.07%
Institutional Class (1) .............    2.02%        2.51%         4.04%
PlanAhead Class (1) .................    1.78%        2.23%         3.73%
Platinum Class (1,2) ................    1.29%        1.79%         3.33%

   1 Past performance is not indicative of future performance. An investment in the American Beacon Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

   2 Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 7/1/95 up to 11/8/95, the inception date of the Platinum Class, and the returns of the Platinum Class since inception of the Class. Expenses of the Platinum Class are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the Platinum Class been in place since 7/1/95.

   3 Fund performance for the five and ten-year periods represents the total returns achieved by the Institutional Class from 7/1/95 up to 12/1/01, the inception date of the Cash Management Class and the returns of the Cash Management Class since its inception. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than they would have been had the Cash Management Class been in place since 7/1/95.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM) -- CONTINUED
(Unaudited)
================================================================================

PORTFOLIO STATISTICS AS OF JUNE 30, 2005

                     CASH
                   MANAGEMENT     INSTITUTIONAL   PLANAHEAD   PLATINUM
                     CLASS            CLASS         CLASS       CLASS
                   ----------     -------------   ---------   ---------
7-day Current
   Yield*             3.10%           2.98%          2.75%       2.26%
7-day Effective
   Yield*             3.15%           3.02%          2.79%       2.28%
30-day Yield*         3.02%           2.90%          2.67%       2.18%
Weighted
   Average
   Maturity         33 Days         33 Days        33 Days     33 Days
Moody's Rating          Aaa             N/A            N/A         N/A
S&P Rating             AAAm             N/A            N/A         N/A

* Annualized. You may call 1-800-388-3344 to obtain the Funds' current seven day yield. Yield is a more accurate reflection of the Funds' current earnings than total returns.

TOP TEN HOLDINGS AS OF JUNE 30, 2005

                                               % OF
                                            NET ASSETS*
                                            -----------
Wells Fargo and Company                        5.3%
General Electric Capital Corporation           4.4%
Goldman Sachs Group                            4.2%
Toyota Motor Credit Corporation                4.1%
Morgan Stanley Group, Incorporated             3.9%
Credit Suisse First Boston Corporation         3.9%
Fifth Third Bank                               3.8%
Unicredito Italiano                            3.7%
SunTrust Bank                                  2.9%
Household Finance Corporation                  2.9%

* Percent of net assets portion of American Beacon Master Money Market
  Portfolio.

ASSET ALLOCATION AS OF JUNE 30, 2005

                                               % OF
                                            NET ASSETS*
                                            -----------
Bank CDs, TDs, and Notes                       42.2%
Corporate Notes                                37.9%
Repurchase Agreements                          16.8%
Funding Agreements                              2.1%
Commercial Paper                                0.7%
Net Other Assets                                0.3%

* Percent of net assets portion of American Beacon Master Money Market
  Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES
     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses
Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be

(Unaudited)
================================================================================

subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                             BEGINNING         ENDING
                              ACCOUNT         ACCOUNT      EXPENSES PAID
                               VALUE           VALUE        DURING PERIOD*
                              1/1/05          6/30/05      1/1/05-6/30/05
                             ---------        -------      ---------------
CASH MANAGEMENT CLASS
Actual                       $1,000.00       $1,013.20         $0.75
Hypothetical (5% return
   before expenses)          $1,000.00       $1,024.05         $0.75
INSTITUTIONAL CLASS
Actual                       $1,000.00       $1,012.61         $1.32
Hypothetical (5% return
   before expenses)          $1,000.00       $1,023.48         $1.33
PLANAHEAD CLASS
Actual                       $1,000.00       $1,011.46         $2.48
Hypothetical (5% return
   before expenses)          $1,000.00       $1,022.33         $2.50
PLATINUM CLASS
Actual                       $1,000.00       $1,009.00         $4.93
Hypothetical (5% return
   before expenses)          $1,000.00       $1,019.89         $4.95

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.15%, 0.27%, 0.50%, and 0.99% for the Cash Management, Institutional, PlanAhead, and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM)
(Unaudited)
================================================================================

    The U.S. economy continued to grow at a solid pace as GDP for the first quarter of 2005 was revised upward to 3.8%. Although nonfarm payroll growth came in below consensus expectations, the unemployment rate dropped to 5.0% in June, its lowest point since September 2001. Crude oil prices remained elevated, approaching $60 per barrel, leading to concerns of reduced consumer spending and lower corporate profit margins. Still, GDP growth remains steady as estimates for the full year 2005 are in the 3.5-4% range.

     The American Beacon U.S. Government Money Market Fund continued to maintain the strategy of purchasing 3-month LIBOR-based variable rate agencies in addition to short-dated agency discount notes and coupons in this rising interest rate environment. The FOMC raised over-night rates by 25 basis points at both the May and June meetings, resulting in a Fed Funds target rate of 3.25%. The FOMC maintained its "measured" policy adjustment posture at the June meeting, ending speculation that they were done raising rates. "Although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually," the FOMC said in its statement accompanying the decision. Although the Fed characterized inflation pressures as "elevated," the headline Personal Consumption Expenditure deflator was a benign 2.2% at its May reading and the Consumer Price Index (CPI) was unchanged in June.

     Currently, with the Eurodollar futures market pricing in a Fed Funds rate of 4.00% by the end of the year, the U.S. Government Money Market Fund will maintain its weighted-average maturity relatively short. However, the Fund's investment advisor will continue to monitor economic trends and adjust the Fund's duration posture accordingly.

     For the six months ended June 30, 2005, the total return of the Cash Management Class of the American Beacon U.S. Government Money Market Fund was 1.28%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 1.14% by 14 basis points. Lipper Inc. ranked the Cash Management Class of the Fund 8th among 136, 11th among 105, and 12th among 60 Institutional U.S. Government Money Market Funds for the one-year, five-years and ten-years ended June 30, 2005, respectively(1). The Lipper Institutional U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

           CASH MANAGEMENT CLASS TOTAL RETURNS AS OF JUNE 30, 2005

        [CHART OF CASH MANAGEMENT CLASS TOTAL RETURNS]

                 AMERICAN BEACON             LIPPER INSTITUTIONAL
              U.S. GOVERNMENT MONEY          U.S. GOVERNMENT MONEY
                   MARKET FUND                MARKET FUND AVERAGE
1 Year                2.06%                         1.79%
3 Years*              1.44%                         1.20%
5 Years*              2.51%                         2.27%
10 Years*             3.94%                         3.77%

*Annualized

                                   [END CHART]

                                           ANNUALIZED TOTAL RETURNS
                                         ==================================
                                                   AS OF 6/30/05
                                         ----------------------------------
                                         1 YEAR       5 YEARS     10 YEARS
                                         ------       -------     ---------
Cash Management Class (1,3) .........     2.06%        2.51%        3.94%
PlanAhead Class (1) .................     1.68%        2.14%        3.58%
Platinum Class (1,2) ................     1.25%        1.74%        3.19%

 1 Past performance is not indicative of future performance. An investment in the American Beacon U.S. Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

 2 Fund performance for the ten-year period represents the total returns achieved by the Cash Management Class from 7/1/95 up to 11/8/95, the inception date of the Platinum Class, and the returns of the Platinum Class since inception of the Class. Expenses of the Platinum Class are higher than those of the Cash Management Class. Therefore, total returns shown are higher than they would have been had the Platinum Class been in existence since 7/1/95.

 3 Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM) -- CONTINUED
(Unaudited)
================================================================================

PORTFOLIO STATISTICS AS OF JUNE 30, 2005

                                  CASH
                               MANAGEMENT    PLANAHEAD    PLATINUM
                                 CLASS         CLASS       CLASS
                               ----------    ---------    ---------
7-day Current Yield*             3.01%          2.62%        2.21%
7-day Effective Yield*           3.05%          2.66%        2.23%
30-day Yield*                    2.91%          2.53%        2.11%
Weighted Average Maturity      16 Days       16 Days       16 Days
Moody's Rating                     Aaa           N/A           N/A
S&P Rating                        AAAm           N/A           N/A

* Annualized. You may call 1-800-388-3344 to obtain the Funds' current seven day yield. Yield is a more accurate reflection of the Funds' current earnings than total returns.

ASSET ALLOCATION AS OF JUNE 30, 2005

                                  % OF
                                NET ASSETS*
                                -----------
Government Securities              51.4%
Repurchase Agreements              48.4%
Net Other Assets                    0.2%

* Percent of net assets portion of American Beacon Master U.S. Government Money Market Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES
     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM) -- CONTINUED
(Unaudited)
================================================================================

                              BEGINNING       ENDING
                               ACCOUNT       ACCOUNT      EXPENSES PAID
                                VALUE         VALUE        DURING PERIOD*
                               1/1/05        6/30/05      1/1/05-6/30/05
                              ---------      -------      ---------------
CASH MANAGEMENT CLASS
Actual                        $1,000.00      $1,012.81        $0.95
Hypothetical (5% return
   before expenses)           $1,000.00      $1,023.85        $0.95
PLANAHEAD CLASS
Actual                        $1,000.00      $1,010.94        $2.78
Hypothetical (5% return
   before expenses)           $1,000.00      $1,022.03        $2.79
PLATINUM CLASS
Actual                        $1,000.00      $1,008.81        $4.93
Hypothetical (5% return
   before expenses)           $1,000.00      $1,019.89        $4.96

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.19%, 0.56%, and 0.99% for the Cash Management, PlanAhead, and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON MUNICIPAL MONEY MARKET FUND(SM)
(Unaudited)
================================================================================

     The American Beacon Municipal Money Market Fund maintained a relatively short average maturity in the first half of 2005. The variable rate demand note
(VRDN) market provided the most attractive investment option throughout the period. Rates on these securities remained appealing, as short-term interest rates were increased at nine consecutive FOMC meetings since June 2004. In the current interest rate environment, the Fund will continue to focus on attractively priced VRDNs backed by letters of credit or bond insurance in anticipation of further "measured" rate hikes by the Federal Reserve.
     For the six months ended June 30, 2005, the total return of the PlanAhead Class of the American Beacon Municipal Money Market Fund was 0.65% as compared to the Lipper Tax-Exempt Money Market Average return of 0.73%. The Lipper Tax-Exempt Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Tax-Exempt Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

               PLANAHEAD CLASS TOTAL RETURNS AS OF JUNE 30, 2005

                    [CHART OF PLANAHEAD CLASS TOTAL RETURNS]

                AMERICAN BEACON                  LIPPER TAX-EXEMPT
            MUNICIPAL MONEY MARKET FUND       MONEY MARKET FUND AVERAGE
1 Year                0.89%                             1.11%
3 Years*              0.58%                             0.72%
5 Years*              1.27%                             1.33$
10 Years*             2.20%                             2.19%

*Annualized

                                   [END CHART]

                                         ANNUALIZED TOTAL RETURNS
                                         ========================
                                               AS OF 6/30/05
                                         ------------------------
                                         1 YEAR   5 YEARS  10 YEARS
                                         ------   -------  --------
PlanAhead Class (1) ................     0.89%    1.27%     2.20%
Platinum Class (1,2) ...............     0.89%    1.03%     1.90%

1 Past performance is not indicative of future performance. An investment in the American Beacon Municipal Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Fund performance for the ten-year period represents the total returns achieved by the Institutional Class, a former Class of the Fund, from 7/1/95 up to 11/8/95, the inception date of the Platinum Class, and the returns of the Platinum Class since inception of the Class. Expenses of the Platinum Class are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the Platinum Class been in place since 7/1/95.

PORTFOLIO STATISTICS AS OF JUNE 30, 2005

                                   PLANAHEAD           PLATINUM
                                     CLASS              CLASS
                                   ---------           --------
7-day Current Yield*                  1.52%              1.52%
7-day Effective Yield*                1.53%              1.53%
30 day Yield*                         1.43%              1.43%
Weighted Average Maturity            5 Days             5 Days

* Annualized. You may call 1-800-388-3344 to obtain the Funds' current seven day yield. Yield is a more accurate reflection of the Funds' current earnings than total returns.

TOP TEN HOLDINGS AS OF JUNE 30, 2005

                                                       % OF
                                                    NET ASSETS*
                                                    -----------
Moffat County, Colorado Pollution Control             10.5%
County of Breckinridge, Kentucky
   Association of Counties Leasing Trust               7.6%
Orange County Health Facilities Authority              6.3%
Alachua County, Florida Housing
   Financial Authority                                 5.8%
Village of Richton Park, Illinois-Industrial
   Development Revenue Bonds                           5.7%
Michigan State Housing Development
   Authority                                           5.6%
Ohio Water Development Authority                       5.4%
Montgomery County, Maryland Variable
   Rate Housing Revenue Bonds                          5.3%
Mansfield Texas Industrial Development
   Corporation                                         5.1%
New York State Housing Finance Agency                  5.1%

* Percent of net assets portion of American Beacon Master Municipal Money Market Portfolio.

PERFORMANCE OVERVIEW
AMERICAN BEACON MUNICIPAL MONEY MARKET FUND(SM) -- CONTINUED
(Unaudited)
================================================================================

ASSET ALLOCATION AS OF JUNE 30, 2005

                                            % OF
                                          NET ASSETS*
                                          -----------
Municipal Obligations                        96.2%
Other Investments                             3.5%
Net Other Assets                              0.3%

* Percent of net assets portion of American Beacon Master Municipal Money Market Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES
    The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                             BEGINNING        ENDING
                              ACCOUNT         ACCOUNT      EXPENSES PAID
                               VALUE           VALUE       DURING PERIOD*
                              1/1/05          6/30/05      1/1/05-6/30/05
                             ---------        -------      --------------
PLANAHEAD CLASS
Actual                       $1,000.00       $1,006.46         $4.83
Hypothetical (5% return
   before expenses)          $1,000.00       $1,019.98         $4.86
PLATINUM CLASS
Actual                       $1,000.00       $1,006.38         $4.92
Hypothetical (5% return
   before expenses)          $1,000.00       $1,019.89         $4.96

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.97% and 0.99% for the PlanAhead and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (Unaudited)
================================================================================

                                                                      U.S. GOVERNMENT     MUNICIPAL
                                                       MONEY MARKET     MONEY MARKET    MONEY MARKET
                                                       ============   ===============   ============
                                                                 (IN THOUSANDS, EXCEPT SHARE
                                                                   AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value ...............  $    837,832      $    30,525       $    4,839
    Receivable for fund shares sold .................            22                -                -
    Receivable from Manager for expense
       reimbursement (Note 2) .......................            22                4                2
    Prepaid expenses ................................            95               27               15
                                                       ------------      -----------       ----------
         TOTAL ASSETS ...............................       837,971           30,556            4,856
                                                       ------------      -----------       ----------
LIABILITIES:
    Payable for fund shares redeemed ................            15                -                -
    Dividends payable ...............................           179               56                -
    Administrative service and service fees payable
      (Note 2) ......................................           120                4                3
    Distribution fees payable (Note 2) ..............            10                -                1
    Other liabilities ...............................            36               16                4
                                                       ------------      -----------       ----------
         TOTAL LIABILITIES ..........................           360               76                8
                                                       ------------      -----------       ----------
NET ASSETS ..........................................  $    837,611      $    30,480       $    4,848
                                                       ============      ===========       ==========
ANALYSIS OF NET ASSETS:
    Paid-in-capital .................................       837,611           30,480            4,848
                                                       ------------      -----------       ----------
NET ASSETS ..........................................  $    837,611      $    30,480       $    4,848
                                                       ============      ===========       ==========
Shares outstanding (no par value):
    Cash Management Class ...........................   478,641,479       21,545,481              N/A
                                                       ============      ===========       ==========
    Institutional Class .............................    38,747,246              N/A              N/A
                                                       ============      ===========       ==========
    PlanAhead Class .................................   278,308,064        2,913,860        1,502,367
                                                       ============      ===========       ==========
    Platinum Class ..................................    41,914,548        6,020,703        3,346,063
                                                       ============      ===========       ==========
Net asset value per share, offering and redemption
       price per share:
    Cash Management Class ...........................  $       1.00      $      1.00              N/A
                                                       ============      ===========       ==========
    Institutional Class .............................  $       1.00              N/A              N/A
                                                       ============      ===========       ==========
    PlanAhead Class .................................  $       1.00      $      1.00       $     1.00
                                                       ============      ===========       ==========
    Platinum Class ..................................  $       1.00      $      1.00       $     1.00
                                                       ============      ===========       ==========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)
================================================================================

                                                                                U.S. GOVERNMENT    MUNICIPAL
                                                             MONEY MARKET         MONEY MARKET    MONEY MARKET
                                                             ============       ===============   ============
                                                                                 (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Interest income .........................................    $10,115              $478             $90
   Portfolio expenses ......................................       (401)              (20)             (4)
                                                                -------              ----             ---
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO .....      9,714               458              86
                                                                -------              ----             ---
FUND EXPENSES:
   Administrative service fees (Note 2):
     Cash Management Class .................................        138                 8               -
     Institutional Class ...................................         24                 -               -
     PlanAhead Class .......................................        116                 3               1
     Platinum Class ........................................        153                20              18
   Transfer agent fees:
     Cash Management Class .................................         11                 3               -
     Institutional Class ...................................          8                 -               -
     PlanAhead Class .......................................         18                 -               3
     Platinum Class ........................................          5                 2               2
   Professional fees .......................................         13                 -               -
   Registration fees and expenses ..........................         29                13              12
   Distribution fees - Platinum Class (Note 2) .............         59                 8               7
   Service Fees - PlanAhead Class (Note 2) .................        289                 7               2
   Other expenses ..........................................         33                 5               1
                                                                -------              ----             ---
        TOTAL FUND EXPENSES ................................        896                69              46
                                                                -------              ----             ---
LESS WAIVER AND REIMBURSEMENT OF EXPENSES (NOTE 2) .........        128                20              13
                                                                -------              ----             ---
        NET FUND EXPENSES ..................................        768                49              33
                                                                -------              ----             ---
NET INVESTMENT INCOME ......................................      8,946               409              53
                                                                -------              ----             ---
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
    Net realized gain on investments .......................          2                 1               -
                                                                -------              ----             ---
        NET GAIN ON INVESTMENTS ............................          2                 1               -
                                                                -------              ----             ---
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......    $ 8,948              $410             $53
                                                                =======              ====             ===

                             See accompanying notes
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                  MONEY MARKET
                                                        ===============================
                                                          SIX MONTHS
                                                            ENDED            YEAR ENDED
                                                        JUNE 30, 2005       DECEMBER 31,
                                                          (UNAUDITED)            2004
                                                        -------------       ------------
                                                                 (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .........................      $    8,946           $     4,352
   Net realized gain on investments ..............               2                    15
                                                        ----------           -----------
        NET INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS ...........             8,948                 4,367
                                                        ----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
     Cash Management Class .......................          (5,225)               (1,707)
     Institutional Class .........................            (613)                 (883)
     PlanAhead Class .............................          (2,683)               (1,553)
     Platinum Class ..............................            (425)                 (209)
   Net realized gain on investments:
     Cash Management Class .......................              (2)                   (5)
     Institutional Class .........................               -                    (3)
     PlanAhead Class .............................               -                    (5)
     Platinum Class ..............................               -                    (2)
                                                        ----------           -----------
        DISTRIBUTIONS TO SHAREHOLDERS:............          (8,948)               (4,367)
                                                        ----------           -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares .................       2,406,537             2,055,052
   Reinvestment of dividends and distributions ...           8,218                 4,040
   Cost of shares redeemed .......................      (2,223,273)           (1,865,342)
                                                        ----------           -----------
         NET INCREASE (DECREASE) IN NET ASSETS
            FROM CAPITAL SHARE TRANSACTIONS ......         191,482               193,750
                                                        ----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS ............         191,482               193,750
NET ASSETS:
   Beginning of period ...........................         646,129               452,379
                                                        ----------           -----------
   END OF PERIOD .................................      $  837,611           $   646,129
                                                        ==========           ===========

                             See accompanying notes
--------------------------------------------------------------------------------

================================================================================

U.S. GOVERNMENT MONEY MARKET               MUNICIPAL MONEY MARKET
============================               ======================
  SIX MONTHS                             SIX MONTHS
     ENDED           YEAR ENDED            ENDED            YEAR ENDED
JUNE 30, 2005       DECEMBER 31,       JUNE 30, 2005       DECEMBER 31,
 (UNAUDITED)            2004            (UNAUDITED)            2004
-------------       ------------       -------------       ------------
                           (IN THOUSANDS)
  $     409           $     418           $     53           $     19
          1                   3                  -                  -
  ---------           ---------           --------           --------
        410                 421                 53                 19
  ---------           ---------           --------           --------

       (289)               (297)                 -                  -
          -                   -                  -                  -
        (65)                (93)               (13)                (7)
        (55)                (28)               (40)               (12)

         (1)                 (2)                 -                  -
          -                   -                  -                  -
          -                  (1)                 -                  -
          -                   -                  -                  -
  ---------           ---------           --------           --------
       (410)               (421)               (53)               (19)
  ---------           ---------           --------           --------

     94,491             163,517             10,779             16,442
         70                  48                 53                 19
   (104,657)           (178,586)           (11,162)           (17,626)
  ---------           ---------           --------           --------

    (10,096)            (15,021)              (330)            (1,165)
  ---------           ---------           --------           --------
    (10,096)            (15,021)              (330)            (1,165)

     40,576              55,597              5,178              6,343
  ---------           ---------           --------           --------
  $  30,480           $  40,576           $  4,848           $  5,178
  =========           =========           ========           ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust"), formerly known as the American AAdvantage Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market, American Beacon U.S. Government Money Market and American Beacon Municipal Money Market Funds (each a "Fund" and collectively, the "Funds").

     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. Differences between the classes include the services offered to and the expenses borne by each class. Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares. Effective October 9, 2003, the Institutional Class of the Municipal Money Market Fund was no longer offered.

     Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows:

AMERICAN BEACON:   -> INVESTS ASSETS IN -> AMERICAN BEACON MASTERTRUST:
-----------------                          ----------------------------
Money Market Fund                          Money Market Portfolio
U.S. Government Money                      U.S. Government Money Market
   Market Fund                                Portfolio
Municipal Money Market Fund                Municipal Money Market Portfolio

     Each American Beacon Master Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (11.59%, 15.87% and 15.33% at June 30, 2005 of the American Beacon Master Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     All dividends paid by the Municipal Money Market Fund were "exempt-interest dividends" and therefore are 100% free of any regular federal income tax. Approximately 22% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of class shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

2.   TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Institutional, PlanAhead and Platinum Classes of the Funds.

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.55% of the average daily net assets of the Platinum Class of each Fund.

     A separate Administrative Services Plan has been adopted for the Cash Management Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.07% of the average daily net assets of the Cash Management Class of each Fund.

  Distribution Plan

     The Trust, except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Class of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of the Platinum class of each Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

  Service Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

  Reimbursement and Waiver of Expenses

     The Manager contractually agreed to reimburse each Cash Management Class Fund for other expenses through February 28, 2006 to the extent that total annual fund operating expenses exceed 0.15% and 0.19% for the Money Market and U.S. Government Money Market Funds, respectively.

     The Manager contractually agreed to reimburse the Platinum Class of each Fund for other expenses through February 28, 2006 to the extent that total annual fund operating expenses exceed 0.99%. In addition, the Manager agreed to voluntarily waive additional fees to the extent necessary to preserve a certain

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

minimum level of returns for PlanAhead and Platinum Class Fund shareholders. During the six months ended June 30, 2005, the Manager waived or reimbursed expenses as follows:


FUND                                                             AMOUNT
----                                                            --------
Money Market Fund
   Cash Management Class .....................................  $113,011
   Platinum Class ............................................    15,167
U.S. Government Money Market Fund
   Cash Management Class .....................................    13,553
   Platinum Class ............................................     6,136
Municipal Money Market Fund
   PlanAhead Class ...........................................     1,264
   Platinum Class ............................................    11,914

  Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:

                                      U.S. GOVERNMENT           MUNICIPAL
YEAR           MONEY MARKET             MONEY MARKET           MONEY MARKET
----           ------------           ---------------          ------------
2006             $ 83,552                 $77,375                $18,920
2007              140,252                  38,411                 27,596
2008              128,178                  19,689                 13,178

  Other

     Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided free unlimited air transportation on American. Retired Trustees and their spouses are provided free transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Six Months Ended June 30, 2005
------------------------------

                                          CASH MANAGEMENT
MONEY MARKET FUND                              CLASS           INSTITUTIONAL CLASS     PLANAHEAD CLASS      PLATINUM CLASS
-----------------                         ---------------      -------------------     ---------------      --------------
Shares sold ............................      1,757,169               102,275               512,839              34,254
Reinvestment of dividends ..............          5,138                   376                 2,279                 425
Shares redeemed ........................     (1,718,252)              (98,050)             (369,248)            (37,723)
                                             ----------               -------              --------             -------
Net increase (decrease) in shares
   outstanding .........................         44,055                 4,601               145,870              (3,044)
                                             ==========               =======              ========             =======

                                          CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND              CLASS                                    PLANAHEAD CLASS      PLATINUM CLASS
---------------------------------         ---------------                               ---------------      --------------
Shares sold ............................         38,941                                      54,099               1,451
Reinvestment of dividends ..............              -                                          15                  55
Shares redeemed ........................        (45,986)                                    (56,570)             (2,101)
                                              ---------                                    --------             -------
Net decrease in shares outstanding .....         (7,045)                                     (2,456)               (595)
                                              =========                                    ========             =======

MUNICIPAL MONEY MARKET FUND                                                             PLANAHEAD CLASS      PLATINUM CLASS
---------------------------                                                             ---------------      --------------
Shares sold ............................                                                      1,911               8,868
Reinvestment of dividends ..............                                                         13                  40
Shares redeemed ........................                                                     (2,128)             (9,034)
                                                                                           --------             -------
Net decrease in shares outstanding .....                                                       (204)               (126)
                                                                                           ========             =======
Year Ended December 31, 2004
----------------------------
                                          CASH MANAGEMENT
MONEY MARKET FUND                              CLASS           INSTITUTIONAL CLASS      PLANAHEAD CLASS     PLATINUM CLASS
-----------------                         ---------------      -------------------      ---------------     --------------
Shares sold ............................      1,085,469               466,560               437,252              65,771
Reinvestment of dividends ..............          1,712                   710                 1,407                 211
Shares redeemed ........................       (769,990)             (592,216)             (433,193)            (69,943)
                                              ---------              --------              --------             -------
Net increase (decrease) in shares
   outstanding .........................        317,191              (124,946)                5,466              (3,961)
                                              =========              ========              ========             =======

                                          CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND             CLASS                                     PLANAHEAD CLASS      PLATINUM CLASS
---------------------------------         ---------------                               ---------------      --------------
Shares sold ............................         90,815                                      68,510               4,192
Reinvestment of dividends ..............              -                                          20                  28
Shares redeemed ........................         84,284)                                    (89,944)             (4,358)
                                               ---------                                   --------             -------
Net increase (decrease) in shares
   outstanding .........................          6,531                                     (21,414)               (138)
                                               ========                                    ========             =======

MUNICIPAL MONEY MARKET FUND                                                              PLANAHEAD CLASS      PLATINUM CLASS
---------------------------                                                              ---------------      --------------
shares sold ............................                                                      5,961              10,481
Reinvestment of dividends ..............                                                          7                  12
Shares redeemed ........................                                                     (7,335)            (10,291)
                                                                                           --------             -------
Net increase (decrease) in shares
   outstanding .........................                                                     (1,367)                202
                                                                                           ========             =======

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                   CASH MANAGEMENT CLASS
                                                               ========================================================
                                                                SIX MONTHS                                 ONE MONTH
                                                                  ENDED       YEAR ENDED DECEMBER 31,         ENDED
                                                                 JUNE 30,   ============================   DECEMBER 31,
                                                                  2005        2004       2003      2002      2001(B)
                                                               -----------  --------   --------   ------   ------------
                                                               (UNAUDITED)
Net asset value, beginning of period ....................      $   1.00     $   1.00   $   1.00   $ 1.00    $  1.00
                                                               --------     --------   --------   ------    -------
    Net investment income(A): ...........................          0.01         0.01       0.01     0.02          -(D)
    Less dividends from net investment income ...........         (0.01)       (0.01)     (0.01)   (0.02)         -(D)
                                                               --------     --------   --------   ------    -------
Net asset value, end of period ..........................      $   1.00     $   1.00   $   1.00   $ 1.00    $  1.00
                                                               ========     ========   ========   ======    =======
Total return ............................................         1.32%(C)     1.30%      1.08%    1.73%      0.19%(C)
                                                               ========     ========   ========   ======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands) ............      $478,641     $434,587   $117,395   $6,641    $15,006
    Ratios to average net assets (annualized)(A):
      Expenses ..........................................         0.15%        0.15%      0.16%    0.19%      0.19%
      Net investment income .............................         2.65%        1.34%      1.03%    1.73%      1.96%
      Decrease reflected in above expense ratio due to
          absorption of expenses by the Manager .........         0.06%        0.08%      0.08%    0.03%          -

                                                                                      INSTITUTIONAL CLASS
                                                               ================================================================
                                                               SIX MONTHS
                                                                 ENDED                    YEAR ENDED DECEMBER 31,
                                                                JUNE 30,    ===================================================
                                                                  2005        2004      2003       2002       2001       2000
                                                               -----------  -------   --------   --------   --------   --------
                                                               (UNAUDITED)
Net asset value, beginning of period ....................       $  1.00     $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                                -------     -------   --------   --------   --------   --------
    Net investment income(A): ...........................          0.01        0.01       0.01       0.02       0.04       0.06
    Less dividends from net investment income ...........         (0.01)      (0.01)     (0.01)     (0.02)     (0.04)     (0.06)
                                                                -------     -------   --------   --------   --------   --------
Net asset value, end of period ..........................       $  1.00     $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                                =======     =======   ========   ========   ========   ========
Total return ............................................         1.26%(C)    1.20%      0.97%      1.67%      4.15%      6.45%
                                                                =======     =======   ========   ========   ========   ========
Ratios and supplemental data:
    Net assets, end of period (in thousands) ............       $38,747     $34,146   $159,092   $474,922   $805,843   $886,608
    Ratios to average net assets (annualized)(A):
      Expenses ..........................................         0.27%       0.24%      0.27%      0.24%      0.25%      0.24%
      Net investment income .............................         2.56%       1.05%      1.00%      1.68%      4.13%      6.17%
      Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager ...........             -           -          -          -          -          -

-------------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B) The Money Market Fund commenced sales of a fourth class of shares designated as "Cash Management Class" on December 1, 2001.

(C)    Not annualized.

(D)    Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

=================================================================
                         PLANAHEAD CLASS
=================================================================
 SIX MONTHS
   ENDED                    YEAR ENDED DECEMBER 31,
  JUNE 30,   ====================================================
    2005       2004       2003       2002       2001       2000
-----------  --------   --------   --------   --------   --------
(UNAUDITED)
$   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
--------     --------   --------   --------   --------   --------
    0.01         0.01       0.01       0.01       0.04       0.06
   (0.01)       (0.01)     (0.01)     (0.01)     (0.04)     (0.06)
--------     --------   --------   --------   --------   --------
$   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
========     ========   ========   ========   ========   ========
   1.15%(C)     0.93%      0.70%      1.37%      3.83%      6.14%
========     ========   ========   ========   ========   ========
$278,308     $132,438   $126,972   $155,535   $163,825   $299,304
   0.50%        0.51%      0.54%      0.54%      0.55%      0.54%
   2.32%        0.94%      0.71%      1.36%      3.83%      5.95%
       -            -          -          -          -          -

===================================================================
                           PLATINUM CLASS
===================================================================
 SIX MONTHS
   ENDED                     YEAR ENDED DECEMBER 31,
  JUNE 30,   ======================================================
    2005       2004        2003        2002       2001       2000
-----------  -------     -------     --------   --------   --------
(UNAUDITED)
 $  1.00     $  1.00     $  1.00     $   1.00   $   1.00   $   1.00
 -------     -------     -------     --------   --------   --------
    0.01           -(D)        -(D)      0.01       0.03       0.06
   (0.01)          -(D)        -(D)     (0.01)     (0.03)     (0.06)
 -------     -------     -------     --------   --------   --------
 $  1.00     $  1.00     $  1.00     $   1.00   $   1.00   $   1.00
 =======     =======     =======     ========   ========   ========
   0.90%(C)    0.46%       0.25%        0.98%      3.45%      5.69%
 =======     =======     =======     ========   ========   ========
 $41,915     $44,958     $48,920     $913,240   $868,395   $800,196
   0.99%       0.99%       0.96%        0.93%      0.93%      0.97%
   1.81%       0.43%       0.38%        0.97%      3.36%      5.54%
   0.06%       0.07%       0.13%        0.01%          -          -

--------------------------------------------------------------------------------

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                    CASH MANAGEMENT CLASS
                                                               ==============================================================
                                                                SIX MONTHS
                                                                  ENDED                  YEAR ENDED DECEMBER 31,
                                                                 JUNE 30,   =================================================
                                                                  2005        2004      2003      2002      2001(B)     2000
                                                               -----------  -------   -------   -------   ---------  -------
                                                               (UNAUDITED)
Net asset value, beginning of period ....................      $  1.00      $  1.00   $  1.00   $  1.00   $  1.00    $  1.00
                                                               -------      -------   -------   -------   -------    -------
    Net investment income(A) ............................         0.01         0.01      0.01      0.02      0.04       0.06
    Less dividends from net investment income ...........        (0.01)       (0.01)    (0.01)    (0.02)    (0.04)     (0.06)
                                                               -------      -------   -------   -------   -------    -------
Net asset value, end of period ..........................      $  1.00      $  1.00   $  1.00   $  1.00   $  1.00    $  1.00
                                                               =======      =======   =======   =======   =======    =======
Total return ............................................        1.28%(D)     1.22%     1.04%     1.67%     4.09%      6.31%
                                                               =======      =======   =======   =======   =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands) ............      $21,545      $28,591   $22,060   $38,310   $66,302    $36,391
    Ratios to average net assets (annualized)(A):
      Expenses ..........................................        0.19%        0.19%     0.19%     0.19%     0.25%      0.26%
      Net investment income .............................        2.55%        1.21%     1.04%     1.69%     3.74%      6.16%
      Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager ...........        0.12%        0.10%     0.18%     0.04%         -          -

-------------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B) Prior to December 1, 2001, the Cash Management Class of the American Beacon U.S. Government Money Market Fund was known as the Institutional Class of the American Beacon U.S. Government Money Market Fund. The Institutional Class had a higher expense structure than the Cash Management Class.

(C)    Amount is less than $0.01 per share.

(D)    Not annualized.

--------------------------------------------------------------------------------

==================================================================================================================================
                        PLANAHEAD CLASS                                                          PLATINUM CLASS
===============================================================               ====================================================
SIX MONTHS                                                        SIX MONTHS
  ENDED                    YEAR ENDED DECEMBER 31,                  ENDED                    YEAR ENDED DECEMBER 31,
 JUNE 30,    ==================================================    JUNE 30,   ====================================================
   2005       2004        2003      2002       2001      2000        2005       2004       2003        2002       2001       2000
-----------  ------     -------   --------   -------   -------   -----------   ------     ------     --------   --------   -------
(UNAUDITED)                                                      (UNAUDITED)
 $ 1.00      $ 1.00     $  1.00   $   1.00   $  1.00   $  1.00     $ 1.00      $ 1.00     $ 1.00     $   1.00   $   1.00   $  1.00
 ------      ------     -------   --------   -------   -------     ------      ------     ------     --------   --------   -------
   0.01           -(C)     0.01       0.01      0.04      0.06       0.01           -(C)       -(C)      0.01       0.03      0.05
  (0.01)          -(C)    (0.01)     (0.01)    (0.04)    (0.06)     (0.01)          -(C)       -(C)     (0.01)     (0.03)    (0.05)
 ------      ------     -------   --------   -------   -------     ------      ------     ------     --------   --------   -------
 $ 1.00      $ 1.00     $  1.00   $   1.00   $  1.00   $  1.00     $ 1.00      $ 1.00     $ 1.00     $   1.00   $   1.00   $  1.00
 ======      ======     =======   ========   =======   =======     ======      ======     ======     ========   ========   =======
  1.09%(D)    0.85%       0.61%      1.30%     3.79%     5.95%      0.88%(D)    0.42%      0.24%        0.90%      3.37%     5.53%
 ======      ======     =======   ========   =======   =======     ======      ======     ======     ========   ========   =======
 $2,914      $5,370     $26,785   $175,115   $78,934   $65,795     $6,021      $6,615     $6,752     $119,833   $112,670   $78,857
  0.56%       0.56%       0.58%      0.55%     0.55%     0.60%      0.99%       0.98%      1.00%        0.95%      0.95%     1.00%
  2.17%       0.68%       0.72%      1.25%     3.59%     5.81%      1.76%       0.40%      0.31%        0.88%      3.20%     5.40%
      -       0.01%       0.04%          -         -         -      0.20%       0.17%      0.20%        0.03%          -         -

--------------------------------------------------------------------------------

AMERICAN BEACON MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                      PLANAHEAD CLASS
                                                                ==========================================================
                                                                SIX MONTHS
                                                                  ENDED                 YEAR ENDED DECEMBER 31,
                                                                 JUNE 30,   ==============================================
                                                                   2005      2004       2003       2002     2001     2000
                                                               -----------  ------     ------     ------   ------   ------
                                                               (UNAUDITED)
Net asset value, beginning of period ....................       $ 1.00      $ 1.00     $ 1.00     $ 1.00   $ 1.00   $ 1.00
                                                                ------      ------     ------     ------   ------   ------
    Net investment income(A): ...........................         0.01           -(B)       -(B)    0.01     0.02     0.04
    Less dividends from net investment income ...........        (0.01)          -(B)       -(B)   (0.01)   (0.02)   (0.04)
                                                                ------      ------     ------     ------   ------   ------
Net asset value, end of period ..........................       $ 1.00      $ 1.00     $ 1.00     $ 1.00   $ 1.00   $ 1.00
                                                                ======      ======     ======     ======   ======   ======
Total return ............................................        0.65%(C)    0.31%      0.32%      0.93%    2.25%    3.61%
                                                                ======      ======     ======     ======   ======   ======
Ratios and supplemental data:
    Net assets, end of period (in thousands): ...........       $1,502      $1,706     $3,072     $7,346   $3,669   $5,175
    Ratios to average net assets (annualized)(A):
      Expenses ..........................................        0.97%       0.94%      0.81%      0.57%    0.58%    0.63%
      Net investment income .............................        1.36%       0.24%      0.36%      0.94%    2.30%    3.48%
      Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager ...........        0.13%       0.10%      0.12%          -        -        -

-------------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Municipal Money Market Portfolio.

(B)    Amount is less than $0.01 per share.

(C)    Not annualized.

--------------------------------------------------------------------------------

=================================================================
                           PLATINUM CLASS
=================================================================
 SIX MONTHS
   ENDED                      YEAR ENDED DECEMBER 31,
  JUNE 30,   ====================================================
    2005      2004       2003        2002        2001      2000
-----------  ------     ------     -------     -------   -------
(UNAUDITED)
  $ 1.00     $ 1.00     $ 1.00     $  1.00     $  1.00   $  1.00
  ------     ------     ------     -------     -------   -------
    0.01          -(B)       -(B)        -(B)     0.02      0.03
   (0.01)         -(B)       -(B)        -(B)    (0.02)    (0.03)
  ------     ------     ------     -------     -------   -------
  $ 1.00     $ 1.00     $ 1.00     $  1.00     $  1.00   $  1.00
  ======     ======     ======     =======     =======   =======
   0.64%(C)   0.31%      0.20%       0.51%       1.82%     3.21%
  ======     ======     ======     =======     =======   =======
  $3,346     $3,472     $3,271     $71,132     $59,427   $89,602
   0.99%      0.97%      1.01%       0.99%       1.00%     1.02%
   1.42%      0.29%      0.21%       0.52%       1.87%     3.17%
   0.43%      0.61%      0.34%       0.02%           -         -

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)
================================================================================

                                                                                  PAR
                                                                                 AMOUNT           VALUE
                                                                                --------        ----------
                                                                                  (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE B) - 16.81%
Barclays Capital, Incorporated, 3.42%, Due 7/1/2005 ....................        $450,000        $  450,000
Goldman Sachs, 3.43%, Due 7/1/2005 .....................................         765,000           765,000
                                                                                                ----------
      TOTAL REPURCHASE AGREEMENTS ......................................                         1,215,000
                                                                                                ----------
EURODOLLAR TIME DEPOSITS - 12.07%
ABN AMRO Bank, 3.36%, Due 7/1/2005 .....................................         325,000           325,000
National City Bank, 3.29%, Due 7/1/2005 ................................         272,296           272,296
Societe Generale, 3.344%, Due 7/1/2005 .................................         275,000           275,000
                                                                                                ----------
      TOTAL EURODOLLAR TIME DEPOSITS ...................................                           872,296
                                                                                                ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE D) - 30.13%
Barclays Bank, 3.38%, Due 9/29/2005 ....................................          75,000            49,989
BNP Paribas,
   3.204%, Due 8/23/2005 ...............................................          72,000            71,994
   3.105%, Due 1/30/2006 ...............................................          88,000            87,977
Credit Lyonnais, 3.305%, Due 9/12/2005 .................................          97,000            96,987
Credit Suisse First Boston,
   3.28%, Due 11/10/2005 ...............................................         100,000           100,006
   3.50%, Due 12/29/2005 ...............................................          20,400            20,404
   3.24%, Due 2/6/2006 .................................................          10,000            10,002
   3.48%, Due 5/10/2006 ................................................         150,000           150,049
Fifth Third Bank, 3.188%, Due 11/14/2005 ...............................         197,000           196,960
ForeningsSparbanken AB, 3.13%, Due 7/29/2005 ...........................          75,000            74,998
HSBC Bank USA, 3.22%, Due 5/4/2006 .....................................          85,000            85,030
JP Morgan Chase Bank, NA,
   3.31%, Due 5/1/2006 .................................................          10,000            10,011
   3.319%, Due 5/5/2006 ................................................          25,000            25,029
Nordea Bank Finland, PLC, 3.10%, Due 10/27/2005 ........................          25,000            24,994
Royal Bank of Scotland, 3.24%, Due 7/21/2006 ...........................         150,000           150,000
Societe Generale, 3.105%, Due 1/30/2006 ................................          50,000            49,975
SouthTrust Bank,
   3.19%, Due 8/12/2005 ................................................         150,000           149,995
   3.35%, Due 12/14/2005 ...............................................          40,000            39,995
SunTrust Bank,
   3.529%, Due 10/3/2005 ...............................................          62,230            62,235
   3.20%, Due 5/12/2006 ................................................         150,000           150,000
Toronto Dominion Bank, 3.30%, Due 9/12/2005 ............................         100,000            99,986
UBS AG, 3.09%, Due 1/30/2006 ...........................................          50,000            49,975
Unicredito Italiano,
   3.07%, Due 10/20/2005 ...............................................         100,000            99,985
   3.367%, Due 12/19/2005 ..............................................         166,000           165,959
US Bank, NA,
   3.415%, Due 12/29/2005 ..............................................         125,000           124,985
   3.335%, Due 3/8/2006 ................................................          30,000            29,999
                                                                                                ----------
      TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES .......                         2,177,519
                                                                                                ----------
VARIABLE RATE PROMISSORY NOTES (NOTE D) - 4.15%
Goldman Sachs Group, 3.288%, Due 5/10/2006 .............................         300,000           300,000
                                                                                                ----------
      TOTAL VARIABLE RATE PROMISSORY NOTES .............................                           300,000
                                                                                                ----------
VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND D) - 2.08%
Metropolitan Life Insurance Company, 6.81%, Due 12/1/2005 ..............         150,000           150,000
                                                                                                ----------
      TOTAL VARIABLE RATE FUNDING AGREEMENTS ...........................                           150,000
                                                                                                ----------
ASSET-BACKED COMMERCIAL PAPER, 144A (NOTES C AND E) - 0.67%
Galaxy Funding, Incorporated, 3.45%, Due 9/29/2005 .....................          49,000            48,580
                                                                                                ----------
      TOTAL ASSET-BACKED COMMERCIAL PAPER ..............................                            48,580
                                                                                                ----------
VARIABLE RATE MEDIUM-TERM NOTES (NOTE D) - 33.80%
American Honda Finance Corporation, 144A (Note C)
   3.62%, Due 10/7/2005 ................................................          25,000            25,006
   3.47%, Due 2/6/2006 .................................................          13,000            13,021

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

                                                                                  PAR
                                                                                 AMOUNT           VALUE
                                                                                --------        ----------
                                                                                  (DOLLARS IN THOUSANDS)
   3.22%, Due 2/13/2006 ................................................        $ 25,000        $   25,000
   3.334%, Due 2/21/2006 ...............................................          35,120            35,138
   3.32%, Due 3/7/2006 .................................................          25,000            25,000
Bayerische Landesbank Girozentrale, 3.46%, Due 2/1/2006 ................          24,000            24,042
Caterpillar Financial Services, 3.328%, Due 8/15/2005 ..................          71,000            71,008
Citigroup, Incorporated, 3.555%, Due 3/20/2006 .........................          37,000            37,045
Citigroup Global Markets Holdings, Incorporated,
   3.44%, Due 12/12/2005 ...............................................          18,000            18,007
   3.424%, Due 3/16/2006 ...............................................          50,585            50,600
   3.49%, Due 6/6/2006 .................................................          25,000            25,040
Fifth Third Bank, 3.041%, Due 11/1/2005 ................................          75,000            74,989
General Electric Capital Corporation,
   3.41%, Due 2/3/2006 .................................................          97,544            97,679
   3.42%, Due 2/6/2006 .................................................          30,275            30,320
   3.42%, Due 5/12/2006 ................................................          10,983            11,003
   3.34%, Due 7/17/2006 ................................................         180,000           180,000
General Electric Company, 3.211%, Due 10/24/2005 .......................          43,975            43,985
Halifax Bank of Scotland plc, 144A (Note C)
   3.16%, Due 1/12/2006 ................................................         106,000           106,028
   3.20%, Due 1/26/2006 ................................................          23,000            23,008
Household Finance Corporation, 3.37%, Due 8/18/2005 ....................         211,250           211,284
Merrill Lynch & Company, Incorporated, 3.471%, Due 3/17/2006 ...........          45,000            45,027
Metropolitan Life Global Funding I, 3.441%, Due 3/17/2006,
   144A (Note C) .......................................................          22,000            22,009
Monumental Global Funding II, 144A (Note C)
   3.70%, Due 7/1/2005 .................................................         102,000           102,000
   3.15%, Due 7/6/2005 .................................................          65,700            65,700
JP Morgan Chase & Company, 3.39%, Due 10/31/2005 .......................          10,000            10,007
Morgan Stanley Group, Incorporated, 3.75%, Due 3/27/2006 ...............         284,100           284,724
Paccar Financial Corporation,
   3.07%, Due 7/11/2005 ................................................          50,000            50,000
   3.361%, Due 9/16/2005 ...............................................          40,000            39,998
Toyota Motor Credit Corporation,
   3.53%, Due 10/7/2005 ................................................          70,000            70,003
   3.24%, Due 11/18/2005 ...............................................          50,000            50,001
   3.11%, Due 7/14/2006 ................................................         175,000           175,034
US Bancorp, 3.564%, Due 9/16/2005 ......................................          20,095            20,102
Wells Fargo and Company,
   3.51%, Due 9/29/2005 ................................................          76,580            76,591
   3.45%, Due 3/3/2006 .................................................          86,613            86,694
   3.48%, Due 6/12/2006 ................................................          67,500            67,589
   3.19%, Due 7/15/2006, 144A (Note C) .................................         150,000           150,000
                                                                                                ----------
      TOTAL VARIABLE RATE MEDIUM-TERM NOTES ............................                         2,442,682
                                                                                                ----------
TOTAL INVESTMENTS - 99.71% (Cost $7,206,077) ...........................                         7,206,077
                                                                                                ----------
OTHER ASSETS, NET OF LIABILITIES - 0.29% ...............................                            19,942
                                                                                                ----------
TOTAL NET ASSETS - 100% ................................................                        $7,226,019
                                                                                                ==========

-------------------

Based on the cost of investments of $7,206,077 for federal income tax purposes at June 30, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(B) Collateral held at Bank of New York for Barclays, 4.00% - 7.50%, Due 12/1/2008 - 7/1/2035, Total Value - $459,000; and for Goldman Sachs, 3.553%
     - 6.50%, Due 6/1/2018 - 12/1/2044 Total Value - $780,300.

(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $640,490 or 8.86% of net assets.

(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

(E) Rates associated with money market securities represent discount rate at time of purchase.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)
================================================================================

                                                                                                     PAR
                                                                                                    AMOUNT             VALUE
                                                                                                   -------           --------
                                                                                                     (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (Note A) - 48.37%
Banc of America Securities, LLC, 3.42%, Due 7/1/2005 ......................................        $10,000           $ 10,000
Barclays Capital, Incorporated, 3.42%, Due 7/1/2005 .......................................         40,000             40,000
Goldman Sachs, 3.43%, Due 7/1/2005 ........................................................         43,046             43,046
                                                                                                                     --------
      TOTAL REPURCHASE AGREEMENTS .........................................................                            93,046
                                                                                                                     --------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 51.42%
Federal Home Loan Bank,
   Variable Rate Note, 3.224%, Due 7/26/2005 (Note C) .....................................         15,000             15,000
   Variable Rate Note, 3.045%, Due 8/2/2005 (Note C) ......................................         15,000             15,000
   Variable Rate Note, 3.003%, Due 10/5/2005 (Note C) .....................................          5,000              4,999
Federal Home Loan Mortgage Corporation,
   Variable Rate Note, 3.34%, Due 12/27/2006 (Note B) .....................................         10,000              9,991
   Variable Rate Note, 7.00%, Due 7/15/2005 (Note B) ......................................          5,000              5,008
   Variable Rate Note, 1.085%, Due 9/9/2005 (Note C) ......................................          5,000              5,000
Federal National Mortgage Association,
   Discount Note, 3.35%, Due 9/14/2005 (Note B) ...........................................          2,662              2,643
   Variable Rate Note, 3.314%, Due 12/22/2006 (Note C) ....................................         10,000              9,991
   Variable Rate Note, 3.39%, Due 10/3/2005 (Note C) ......................................         16,300             16,297
   Variable Rate Note, 3.064%, Due 12/9/2005 (Note C) .....................................         15,000             14,996
                                                                                                                     --------
      TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS ............................................                            98,625
                                                                                                                     --------
TOTAL INVESTMENTS - 99.79% (Cost $191,971) ................................................                           191,971
                                                                                                                     --------
OTHER ASSETS, NET OF LIABILITIES - 0.21% ..................................................                               406
                                                                                                                     --------
TOTAL NET ASSETS - 100% ...................................................................                          $192,377
                                                                                                                     ========

-------------------

Based on the cost of investments of $191,971 for federal income tax purposes at June 30, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.50%, Due 7/1/2020, Total Value - $10,200; and Barclays Capital, Incorporated, 4.13% - 6.50%, Due 6/1/2019 - 6/1/2035, Total Value - $40,800;
    and Goldman Sachs, 5.50%, Due 6/1/2035, Total Value - $43,907.

(B) Rates represent discount rate.

(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)
================================================================================

                                                                                                     PAR
                                                                                                    AMOUNT           VALUE
                                                                                                   -------         --------
                                                                                                     (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS (Note A) - 96.24%

COLORADO - 10.46%

Moffat County, Colorado Pollution Control Revenue Bonds, Series 1984 (Ute Electric
   Company Project), Bond Insurance - Ambac Assurance Corporation, 2.65%,
   Due 7/1/2010, SPA Societe Generale ......................................................        $3,300          $ 3,300
                                                                                                                    -------
      TOTAL COLORADO .......................................................................                          3,300
                                                                                                                    -------
FLORIDA - 12.13%

Alachua County, Florida Housing Financial Authority, Multifamily Housing
   Revenue Bonds, Series 2001 (University Cove Apartment Project), 2.34%,
   Due 6/15/2034, LOC SouthTrust Bank, NA ..................................................         1,830            1,830
Orange County Health Facilities Authority, Variable Rate Demand Revenue
   Bonds, Series 1992 (Adventist Health System/Sunbelt, Inc.) 2.32%,
   Due 11/15/2014, LOC - Suntrust Bank .....................................................         2,000            2,000
                                                                                                                    -------
      TOTAL FLORIDA ........................................................................                          3,830
                                                                                                                    -------
ILLINOIS - 5.70%

Village of Richton Park, Illinois-Industrial Development Revenue Bonds-Series 1997
   (Avatar Corporation Project), 2.19%, Due 4/1/2027, LOC Fifth Third Bank .................         1,800            1,800
                                                                                                                    -------
      TOTAL ILLINOIS .......................................................................                          1,800
                                                                                                                    -------
INDIANA - 3.17%

Fort Wayne, Indiana Industrial Economic Development Revenue Bonds, Series 1989
   (ND-Tech Corporation Project), 2.40%, Due 7/1/2009, LOC Societe Generale ................         1,000            1,000
                                                                                                                    -------
      TOTAL INDIANA ........................................................................                          1,000
                                                                                                                    -------
KENTUCKY - 11.10%

Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001
   (North American Stainless, L.P.) 2.01%, Due 5/1/2031, LOC Fifth Third Bank ..............          1,100           1,100
County of Breckinridge, Kentucky Association of Counties Leasing Trust,
   Lease Program Revenue Bonds, Series 2001A, 2.00%, Due 2/1/2031, LOC US Bank .............          2,405           2,405
                                                                                                                    -------
      TOTAL KENTUCKY .......................................................................                          3,505
                                                                                                                    -------
MARYLAND - 5.32%

Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997, Issue I
   (The Grand), 2.01%, Due 6/1/2030, LOC Federal National Mortgage Association .............          1,680           1,680
                                                                                                                    -------
      TOTAL MARYLAND .......................................................................                          1,680
                                                                                                                    -------
MICHIGAN - 8.81%

Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, Series XII-X,
   Bond Insurance - Ambac Assurance Corporation, 2.03%, Due 9/1/2031, SPA Lloyds TSB .......          1,000           1,000
Michigan State Housing Development Authority Variable Rate Limited Obligation Multifamily
   Housing Revenue Refunding Bonds, 2.03%, Due 6/1/2018, LOC Bank of New York ..............          1,780           1,780
                                                                                                                    -------
      TOTAL MICHIGAN .......................................................................                          2,780
                                                                                                                    -------
NEVADA - 3.17%

Nevada Housing Divison-Variable Rate Demand Multi-Unit Housing Revenue Bonds-Series 2004
   (Sundance Village Apartments), 2.00%, Due 10/1/2035, LOC Citibank .......................          1,000           1,000
                                                                                                                    -------
      TOTAL NEVADA .........................................................................                          1,000
                                                                                                                    -------
NEW YORK - 7.60%

New York City Housing Development Corporation, Multi-Family Mortgage Revenue Bonds,
   2002A (First Avenue Development), 2.25%, Due 10/15/2035, LOC Bank of New York Series ....            800             800
New York State Housing Finance Agency, 66 West 38th Sreet Housing Revenue Bonds,
   Series 2000A, 2.29%, Due 5/15/2033, LOC Bank of New York ................................          1,600           1,600
                                                                                                                    -------
      TOTAL NEW YORK .......................................................................                          2,400
                                                                                                                    -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

                                                                                                     PAR
                                                                                                    AMOUNT           VALUE
                                                                                                   -------         --------
                                                                                                     (DOLLARS IN THOUSANDS)
OHIO - 5.39%

Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Series 2000B
   (Waste Management, Incorporated Project), 2.45%, Due 7/1/2020, LOC Fleet National Bank ......    $1,700          $ 1,700
                                                                                                                    -------
      TOTAL OHIO ...............................................................................                      1,700
                                                                                                                    -------
PENNSYLVANIA - 6.13%

Berks County Industrial Development Authority Manufacturing Facilities Revenue Bonds,
   Series 1995 (Grafika Commerial Printing Inc.), 2.39%, Due 9/1/2010,
   LOC First Union National Bank ...............................................................     1,035            1,035
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority
   Commercial Development Bonds (William Penn Plaza Project), 2.75%,
   Due 12/1/2016, LOC PNC Bank, NA .............................................................       900              900
                                                                                                                    -------
      TOTAL PENNSYLVANIA .......................................................................                      1,935
                                                                                                                    -------
TEXAS - 8.87%

City of Midlothian, Texas Industrial Development Corporation, Environmental Facilities
   Revenue Bonds, Series 1999 (Holnam Texas Limited Partnership Project) 2.03%,
   Due 9/1/2031, LOC Bank One ..................................................................     1,200            1,200
Mansfield Texas Industrial Development Corporation, Variable Rate Demand Revenue Bonds,
   Series 1986, 2.30%, Due 11/1/2026, LOC - Bank of New York ...................................     1,600            1,600
                                                                                                                    -------
      TOTAL TEXAS ..............................................................................                      2,800
                                                                                                                    -------
UTAH - 3.64%

Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996
   (Holman, Inc. Project), 2.05%, Due 8/1/2031, LOC Wachovia Bank, NA ..........................     1,150            1,150
                                                                                                                    -------
      TOTAL UTAH ...............................................................................                      1,150
                                                                                                                    -------
WYOMING - 4.75%

Sweetwater County, Wyoming Pollution Control Revenue Refunding Bonds,
   Series 1990A (Pacificorp Project), 2.28%, Due 7/1/2015, LOC First National Bank .............     1,500            1,500
                                                                                                                    -------
      TOTAL WYOMING ............................................................................                      1,500
                                                                                                                    -------
      TOTAL MUNICIPAL OBLIGATIONS ..............................................................                     30,380
                                                                                                                    -------

                                                                                                     SHARES
                                                                                                   ----------
OTHER INVESTMENTS - 3.47%
Dreyfus Municipal Cash Management Plus, Inc. ...................................................         12              -
Federated Municipal Obligations Fund ...........................................................    932,882             933
BlackRock Provident MuniCash Fund ..............................................................    162,133             162
                                                                                                                    -------
      TOTAL OTHER INVESTMENTS ..................................................................                      1,095
                                                                                                                    -------
TOTAL INVESTMENTS - 99.71% (Cost $31,475) ......................................................                     31,475
                                                                                                                    -------
OTHER ASSETS, NET OF LIABILITIES - 0.29% .......................................................                         92
                                                                                                                    -------
TOTAL NET ASSETS - 100% ........................................................................                    $31,567
                                                                                                                    =======

-------------------

Based on the cost of investments of $31,475 for federal income tax purposes at June 30, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)
================================================================================

                                                                                            U.S. GOVERNMENT             MUNICIPAL
                                                                        MONEY MARKET         MONEY MARKET             MONEY MARKET
                                                                        ============        ===============           ============
                                                                                             (IN THOUSANDS)
ASSETS:
   Investments in securities at value (cost - $5,991,077,
      $98,925 and $31,475, respectively) ............................    $5,991,077             $ 98,925                 $31,475
   Repurchase agreements (cost - $1,215,000,
      $93,046 and $0 respectively) ..................................     1,215,000               93,046                       -
   Receivable from interfund lending ................................         1,964                    -                       -
   Dividends and interest receivable ................................        18,641                  421                     100
   Prepaid expenses .................................................           136                   12                       1
                                                                         ----------             --------                 -------
      TOTAL ASSETS ..................................................     7,226,818              192,404                  31,576
                                                                         ----------             --------                 -------
LIABILITIES:
   Management and investment advisory fees payable (Note 2) .........           640                   19                       4
   Other liabilities ................................................           159                    8                       5
                                                                         ----------             --------                 -------
      TOTAL LIABILITIES .............................................           799                   27                       9
                                                                         ----------             --------                 -------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ............    $7,226,019             $192,377                 $31,567
                                                                         ==========             ========                 =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)
================================================================================


                                                                                          U.S. GOVERNMENT     MUNICIPAL
                                                                          MONEY MARKET     MONEY MARKET      MONEY MARKET
                                                                          ============    ===============    ============
                                                                                          (IN THOUSANDS)
INVESTMENT INCOME:
     Interest income ................................................        $91,846           $3,381            $452
                                                                             -------           ------            ----
           TOTAL INVESTMENT INCOME ..................................         91,846            3,381             452
                                                                             -------           ------            ----
EXPENSES:
     Management and investment advisory fees (Note 2) ...............          3,262              123              20
     Custodian fees .................................................            190                7               1
     Professional fees. .............................................             80                4               -
     Other expenses .................................................             91                5               1
                                                                             -------           ------            ----
           TOTAL EXPENSES ...........................................          3,623              139              22
                                                                             -------           ------            ----
NET INVESTMENT INCOME ...............................................         88,223            3,242             430
                                                                             -------           ------            ----
REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments ...............................             13                6               -
                                                                             -------           ------            ----
           NET GAIN ON INVESTMENTS ..................................             13                6               -
                                                                             -------           ------            ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................        $88,236           $3,248            $430
                                                                             =======           ======            ====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                  U.S. GOVERNMENT
                                                                    MONEY MARKET                    MONEY MARKET
                                                            ============================   =============================
                                                              SIX MONTHS                     SIX MONTHS
                                                                ENDED                          ENDED
                                                               JUNE 30,     YEAR ENDED        JUNE 30,      YEAR ENDED
                                                                 2005       DECEMBER 31,       2005         DECEMBER 31,
                                                             (UNAUDITED)       2004         (UNAUDITED)         2004
                                                            -------------   ------------   -------------   -------------
                                                                                   (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income .............................     $     88,223    $     70,915        $   3,242    $     3,441
    Net realized gain on investments ..................               13             208                6             15
                                                            ------------    ------------        ---------    -----------
          TOTAL INCREASE IN NET ASSETS RESULTING
                FROM OPERATIONS .......................           88,236          71,123            3,248          3,456
                                                            ------------    ------------        ---------    -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Contributions .....................................       51,533,535      59,602,193          701,467      1,351,736
    Withdrawals .......................................      (49,802,173)    (59,216,512)        (761,857)    (1,340,743)
                                                            ------------    ------------        ---------    -----------
          NET INCREASE (DECREASE) IN NET ASSETS
                RESULTING FROM TRANSACTIONS IN
                INVESTORS' BENEFICIAL INTERESTS .......        1,731,362         385,681          (60,390)        10,993
                                                            ------------    ------------        ---------    -----------
          NET INCREASE (DECREASE) IN NET ASSETS .......        1,819,598         456,804          (57,142)        14,449
                                                            ------------    ------------        ---------    -----------

NET ASSETS:
    Beginning of period ...............................        5,406,421       4,949,617          249,519        235,070
                                                            ------------    ------------        ---------    -----------
    END OF PERIOD .....................................     $  7,226,019    $  5,406,421        $ 192,377    $   249,519
                                                            ============    ============        =========    ===========

                                                                        MUNICIPAL
                                                                      MONEY MARKET
                                                             ====================================
                                                               SIX MONTHS
                                                                 ENDED
                                                               JUNE 30,               YEAR ENDED
                                                                 2005                DECEMBER 31,
                                                              (UNAUDITED)                2004
                                                             ------------           -------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:                                                    $    430                $    464
    Net investment income .............................
    Net realized gain on investments ..................               -                       -
                                                               --------                --------
          TOTAL INCREASE IN NET ASSETS RESULTING
                FROM OPERATIONS .......................             430                     464
                                                               --------                --------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Contributions .....................................          43,164                  56,379
    Withdrawals .......................................         (47,321)                (61,336)
                                                               --------                --------
          NET INCREASE (DECREASE) IN NET ASSETS
                RESULTING FROM TRANSACTIONS IN
                INVESTORS' BENEFICIAL INTERESTS .......          (4,157)                 (4,957)
                                                               --------                --------
          NET INCREASE (DECREASE) IN NET ASSETS .......          (3,727)                 (4,493)
                                                               --------                --------
NET ASSETS:
    Beginning of period ...............................          35,294                  39,787
                                                               --------                --------
    END OF PERIOD .....................................        $ 31,567                $ 35,294
                                                               ========                ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
================================================================================

                                                                                    MONEY MARKET
                                                   ===============================================================================
                                                   SIX MONTHS
                                                      ENDED                              YEAR ENDED DECEMBER 31,
                                                     JUNE 30,     ================================================================
                                                      2005           2004          2003          2002         2001         2000
                                                   ------------   ----------    ----------    ----------    ---------    --------
                                                   (UNAUDITED)
Total return ...................................      1.34%(A)       1.34%          1.13%        1.81%        4.30%        N/A
Ratios to average net assets (annualized):
     Expenses ..................................      0.11%          0.11%          0.11%        0.11%        0.11%        0.11%
     Net investment income .....................      2.70%          1.30%          1.14%        1.81%        3.95%        6.40%

-------------------

(A)    Not annualized.

--------------------------------------------------------------------------------

================================================================================
                           U.S. GOVERNMENT MONEY MARKET
================================================================================
SIX MONTHS
   ENDED                              YEAR ENDED DECEMBER 31,
  JUNE 30,     =================================================================
   2005           2004          2003          2002         2001          2000
------------   ----------    ----------    -----------  -----------   ----------
(UNAUDITED)
  1.33%(A)       1.30%         1.11%          1.74%        4.24%         N/A

  0.11%          0.11%         0.12%          0.12%        0.11%        0.13%
  2.63%          1.30%         1.13%          1.71%        3.99%        6.27%

================================================================================
                           MUNICIPAL MONEY MARKET
================================================================================
SIX MONTHS
   ENDED                              YEAR ENDED DECEMBER 31,
  JUNE 30,     =================================================================
   2005           2004          2003          2002         2001          2000
------------   ----------    ----------    -----------  -----------   ----------
(UNAUDITED)
   1.08%(A)       1.18%        1.08%          1.39%        2.71%          N/A

   0.11%          0.11%        0.12%          0.12%        0.13%         0.13%
   2.20%          1.14%        1.05%          1.39%        2.71%         4.05%

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
================================================================================

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust"), formerly known as AMR Investment Services Trust, is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio, American Beacon Master U.S. Government Money Market Portfolio and American Beacon Master Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued at fair value, which approximates amortized cost. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

  Use of Estimates

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

    Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

  Management Agreement

    The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

  Interfund Lending Program

    Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolios to lend money to other participating series managed by the Manager. For the six months ended June 30, 2005, the Money Market Portfolio earned $703 under the credit facility. This amount is included in interest income on the financial statements.

  Other

    Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided free unlimited air transportation on American. Retired Trustees and their spouses are provided free air transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan as a retiree of American, already receives flight benefits. Mr. O'Sullivan receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT
(Unaudited)
================================================================================

    At their February 23, 2005 meeting, the Trustees considered the renewal of the existing Management Agreement between the Manager and the Funds. As part of the renewal process, legal counsel to the Trusts and the independent Trustees sent information request letters to the Manager seeking certain relevant information. The response by the Manager was provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.

    The Trustees considered, among other materials, response by the Manager to inquiries requesting:

    o a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

    o a copy of the most recent audited or unaudited financial statements as well as Parts I and II of its Form ADV;

    o a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

    o a comparison of the performance of each Fund with performance of other similar accounts managed by the Manager, including a discussion of relative performance versus a peer group average and any remedial measures if the Manager's performance was materially below that of the peer group;

    o a cost/profitability analysis of the Manager and any actual or anticipated economies of scale in relation to the services it provides to the Funds, if available;

    o an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

    o an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

    o a description of the scope of portfolio management services provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies;

    o description of the personnel who are assigned primary responsibility for managing the Fund, including any changes during the past year;

    o a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

    o a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

    o a discussion regarding the Manager's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the Manager's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

    o a description of trade allocation procedures among accounts managed by the Manager;

    o a discussion of the Manager's compliance program with regard to federal, state, corporate and Fund requirements;

    o information regarding the Manager's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

    o   a description of the Manager's affiliation with any broker-dealer;

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT
(Unaudited) - (Continued)
================================================================================

    o a discussion of any anticipated change in the Manager's controlling persons;

    o verification of the Manager's insurance coverage with regards to the services provided to the Funds;

    o a table comparing the performance of each Fund to appropriate indices, including comments on each Fund's relative performance;

    o   a table detailing the Manager's profitability with respect to each Fund;

    o   an analysis of any material complaints received from Fund shareholders;

    o a description of how expenses that are not readily identifiable to a particular Fund are allocated; and

    o   any ideas for the future growth and efficient operation of the Funds.

    The Trustees were also provided with an analysis provided by Lipper, Inc., which compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total expenses of each Fund versus comparable mutual funds, and (iii) each Fund's investment advisory fees versus comparable mutual funds.

    Legal counsel provided the Trustees with a memorandum detailing their responsibilities pertaining to the renewal of the Management Agreement. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS
----------------------------------------

    In determining whether to approve the continuance of the Management Agreement, the Trustees considered the best interests of each Fund separately. In each instance, the Trustees considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund and the Manager; (3) the Manager's cost for providing the services and the profitability of the advisory business to the Manager; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the material submitted in support of the renewal.

    With respect to the renewal of the Management Agreement, the Trustees considered: the Manager's ability to retain key investment personnel and to provide consistent performance and an active client service program; the Manager's goal to continue to provide consistent above average long-term performance at low cost; the continuing efforts by the Manager to add new series so as to enhance the Trust's product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; and the addition of personnel to manage the Funds, promote sales and improve services.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE MONEY MARKET FUND
-------------------------------------------------------------------------------

    In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the Institutional Class of the Money Market Fund underperformed its peer group for all reported periods ended December 31, 2004 due to the relatively higher expense ratio of the Fund in a low interest rate environment; (2) the total expense ratio of the Institutional Class of Fund shares was higher than its peer group average, although contractual management fees were among the lowest of its peer group; (3) the management fees for the Money Market Fund were lower than the average of the Fund's peer group and other comparable funds, although the total expense ratio of the Platinum Class was

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT
(Unaudited) - (Continued)
================================================================================

higher than its peers; (4) the Trustees deemed the profit made by the Manager on the services it provided to the Fund to be reasonable in light of the fact that the Manager provides high-quality services at a low cost to investors, manages the Fund's assets, is subject to a high degree of risk of financial responsibility should the Fund be unable to maintain its stable $1.00 per share net asset value and provides a comprehensive compliance program for the Fund;
(5) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund; and (6) the Manager has contractually agreed to continue to waive fees and/or reimburse Fund expenses to the extent necessary to maintain a competitive total expense ratio for the Cash Management and Platinum Classes of shares of the Fund.

    Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Money Market Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Money Market Fund.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE MUNICIPAL MONEY
-----------------------------------------------------------------------------
MARKET FUND
-----------

    In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the PlanAhead Class of the Municipal Money Market Fund underperformed its peer group for all periods ended December 31, 2004, primarily due to its low asset size and relatively higher total expense ratio; (2) the expense ratio of the PlanAhead Class of Fund shares was higher than its peer group average, although the management fee portion of the expense ratio was substantially below its peer group and the broader universe of comparable funds; (3) the management fees for the Municipal Money Market Fund were lower than the average of the Fund's peer group and other comparable funds, although the total expense ratio was higher than its peers;
(4) the Manager incurred a loss on the services it provided to the Fund; (5) the Manager provides high-quality services at a low cost to investors, manages the Fund's assets, is subject to a high degree of risk of financial responsibility should the Fund be unable to maintain its stable $1.00 per share net asset value and provides a comprehensive compliance program for the Fund; (6) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund; and (7) the Manager has contractually agreed to continue to waive fees and/or reimburse Fund expenses to the extent necessary to maintain a competitive total expense ratio for the PlanAhead and Platinum Classes of shares of the Fund.

    Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Municipal Money Market Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Municipal Money Market Fund.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE U.S. GOVERNMENT
-----------------------------------------------------------------------------
MONEY MARKET FUND
-----------------

    In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the Cash Management Class of the U.S. Government Money Market Fund had substantially above-average performance for all reported periods ended December 31, 2004; (2) the management fees for the U.S. Government Money Market Fund were lower than the average of the Fund's peer group and other comparable funds, although the total expense ratio of the Platinum Class was higher than

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT
(Unaudited) - (Continued)
================================================================================

its peers; (3) the expense ratio of the Cash Management Class of Fund shares was lower than its peer group average and other comparable funds; (4) the Manager incurred a loss on the services it provided to the Fund; (5) the Manager provides high-quality services at a low cost to investors, manages the Fund's assets, is subject to a high degree of risk of financial responsibility should the Fund be unable to maintain its stable $1.00 per share net asset value and provides a comprehensive compliance program for the Fund; (6) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund; and (7) the Manager has contractually agreed to continue to waive fees and/or reimburse Fund expenses to the extent necessary to maintain a competitive total expense ratio for the Cash Management and Platinum Classes of shares of the Fund.

    Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the U.S. Government Money Market Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the U.S. Government Money Market Fund.

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

              [LOGO OF AMERICAN BEACON FUND] AMERICAN BEACON
                                             FUNDS(SM)

================================================================================

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

                   [LOGO OF KEYBOARD]                                                [LOGO OF MOUSE]

                      BY E-MAIL:                                                     ON THE INTERNET:

           American_Beacon.Funds@ambeacon.com                         Visit our website at www.americanbeaconfunds.com
----------------------------------------------------------------------------------------------------------------------------------

                  [LOGO OF TELEPHONE:]                                                [LOGO OF MAIL]

                     BY TELEPHONE:                                                        BY MAIL:

Cash Management Class              PlanAhead Class(R)             Cash Management Class                     PlanAhead Class(R)
 Institutional Class               ------------------              Institutional Class                      ------------------
 -------------------              Call (800) 388-3344               Platinum Class(sm)                     American Beacon Funds
  Call (800) 658-5811                                               ------------------                        P.O. Box 219643
                                                                   American Beacon Funds                 Kansas City, MO 64121-9643
  Platinum Class(sm)                                           4151 Amon Carter Blvd., MD 2450
  ------------------                                                Fort Worth, TX 76155
  Call (800) 967-9009
----------------------------------------------------------------------------------------------------------------------------------

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semiannual and annual report, each Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com) approximately thirty days after the end of each fiscal quarter.

                 AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available in each Fund's Statement of Additional Information, which may be obtained free of charge by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. Each Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Funds' Forms N-PX are available on the SEC's website at www.sec.gov. Each Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

==============================    ================================    ========================    ========================
 CUSTODIAN                         TRANSFER AGENT                      INDEPENDENT REGISTERED      DISTRIBUTOR
 STATE STREET BANK AND TRUST       BOSTON FINANCIAL DATA SERVICES      PUBLIC ACCOUNTING FIRM      FORESIDE FUND SERVICES
 Boston, Massachusetts             Kansas City, Missouri               ERNST & YOUNG LLP           Portland, Maine
                                                                       Chicago, Illinois

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

================================================================================

American Airlines, Inc. is not responsible for investments made in the American Beacon Funds. American Beacon Funds is aservice mark of AMR Corporation. PlanAhead Class is a registered service mark of American Beacon Advisors, Inc. Platinum Class, American Beacon Money Market Fund, American Beacon U.S. Government Money Market Fund, and American Beacon Municipal Money Market Fund are service marks of American Beacon Advisors, Inc.

[LOGO OF AMERICAN BEACON FUNDS] AMERICAN BEACON
                                FUNDS(SM)

4151 Amon Carter Blvd.
MD 2450
Fort Worth, TX 76155

1.800.658.5811

www.americanbeaconfunds.com                                               534553

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1. The shareholder report for the S&P 500 Index Fund, the Small Cap Index Fund and the International Equity Index Fund presented in Item 1 includes a summary schedule of investments for the Master International Index Series and the Master Small Cap Index Series, both of which are series of the Master Quantitative Series Trust. A complete schedule of investments for each of these two series follows.

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Australia - 4.9%      Airlines - 0.0%                           32,602  Qantas Airways Ltd.                                $ 83,747
                      --------------------------------------------------------------------------------------------------------------
                      BEVERAGES - 0.1%                          26,064  Coca-Cola Amatil Ltd.                               156,752
                                                                86,856  Foster's Group Ltd.                                 352,215
                                                                                                                       -------------
                                                                                                                            508,967
                      --------------------------------------------------------------------------------------------------------------
                      BIOTECHNOLOGY - 0.1%                      11,970  CSL Ltd.                                            307,665
                      --------------------------------------------------------------------------------------------------------------
                      CAPITAL MARKETS - 0.1%                    11,468  Macquarie Bank Ltd.                                 522,302
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 0.1%                          13,503  Orica Ltd.                                          183,209
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 1.3%                   74,757  Australia & New Zealand Banking Group Ltd.        1,239,398
                                                                51,438  Commonwealth Bank of Australia                    1,487,962
                                                                64,791  National Australia Bank Ltd.                      1,519,138
                                                                81,489  Westpac Banking Corp.                             1,239,190
                                                                                                                       -------------
                                                                                                                          5,485,688
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL SERVICES & SUPPLIES - 0.1%     53,780  Brambles Industries Ltd.                            334,918

                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION & ENGINEERING - 0.0%          7,743  Leighton Holdings Ltd.                               67,874

                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.2%             19,286  Boral Ltd.                                           95,261
                                                                36,728  CSR Ltd.                                             75,029
                                                                 3,992  James Hardie Industries NV                           23,095
                                                                41,326  Rinker Group Ltd.                                   441,009
                                                                                                                       -------------
                                                                                                                            634,394
                      --------------------------------------------------------------------------------------------------------------
                      CONTAINERS & PACKAGING - 0.1%             41,043  Amcor Ltd.                                          209,609
                      --------------------------------------------------------------------------------------------------------------
                      DISTRIBUTORS - 0.0%                       65,581  Pacific Brands Ltd.                                 113,475
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIAL SERVICES - 0.1%      1,250  Australian Stock Exchange Ltd.                       22,038
                                                                23,490  Challenger Financial Services Group Ltd.             55,864
                                                                16,417  SFE Corp. Ltd.                                      133,272
                                                                23,405  Suncorp-Metway Ltd.                                 358,770
                                                                                                                       -------------
                                                                                                                            569,944
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.1%                                 112,683  Telstra Corp. Ltd.                                  434,615

                      --------------------------------------------------------------------------------------------------------------
                      FOOD & STAPLES RETAILING - 0.2%           60,420  Coles Myer Ltd.                                     426,469
                                                                44,968  Woolworths Ltd.                                     565,909
                                                                                                                       -------------
                                                                                                                            992,378
                      --------------------------------------------------------------------------------------------------------------
                      GAS UTILITIES - 0.1%                      20,590  Australian Gas Light Co., Ltd.                      223,335
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%    7,344  Ansell Ltd.                                          56,203

                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE PROVIDERS & SERVICES - 0.1%   40,746  Mayne Group Ltd.                                    147,217
                                                                 2,368  Sonic Healthcare Ltd.                                22,689
                                                                                                                       -------------
                                                                                                                            169,906
                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 0.1%       4,629  Aristocrat Leisure Ltd.                              40,930
                                                                23,453  TABCORP Holdings Ltd.                               293,183
                                                                14,689  UNiTAB Ltd.                                         159,552
                                                                                                                       -------------
                                                                                                                            493,665
                      --------------------------------------------------------------------------------------------------------------
                      IT SERVICES - 0.0%                        11,639  Computershare Ltd.                                   51,989
                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 0.1%           15,471  Wesfarmers Ltd.                                     471,827
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.3%                          75,906  AMP Ltd.                                            374,349
                                                                45,366  AXA Asia Pacific Holdings Ltd.                      151,461
                                                                69,692  Insurance Australia Group Ltd.                      319,266

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                27,875  QBE Insurance Group Ltd.                          $ 340,600
                                                                                                                       -------------
                                                                                                                          1,185,676
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.1%                              73,935  John Fairfax Holdings Ltd.                          242,334
                                                                 6,114  Publishing & Broadcasting Ltd.                       69,207
                                                                                                                       -------------
                                                                                                                            311,541
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.8%                    52,998  Alumina Ltd.                                        225,015
                                                               152,378  BHP Billiton Ltd.                                 2,108,118
                                                                18,416  BlueScope Steel Ltd.                                115,529
                                                                30,834  Iluka Resources Ltd.                                176,979
                                                                14,132  Newcrest Mining Ltd.                                187,219
                                                                23,360  OneSteel Ltd.                                        47,186
                                                                15,304  Rio Tinto Ltd.                                      522,845
                                                                                                                       -------------
                                                                                                                          3,382,891
                      --------------------------------------------------------------------------------------------------------------
                      OIL, GAS & CONSUMABLE FUELS - 0.2%        11,923  Caltex Australia Ltd.                               144,049
                                                                24,197  Origin Energy Ltd.                                  140,360
                                                                34,877  Santos Ltd.                                         300,941
                                                                15,563  Woodside Petroleum Ltd.                             346,989
                                                                                                                       -------------
                                                                                                                            932,339
                      --------------------------------------------------------------------------------------------------------------
                      PAPER & FOREST PRODUCTS - 0.0%             5,300  PaperlinX Ltd.                                       12,160
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.5%                       113,352  CFS Gandel Retail Trust                             144,724
                                                                14,559  Centro Properties Group/New                          65,365
                                                                57,330  Commonwealth Property Office Fund                    55,280
                                                                79,688  General Property Trust                              221,708
                                                                85,226  ING Industrial Fund                                 135,773
                                                                31,118  Investa Property Group                               46,016
                                                                18,025  Lend Lease Corp., Ltd.                              178,064
                                                                20,878  Macquire Goodman Group                               64,930
                                                                46,448  Mirvac Group                                        126,395
                                                                62,720  Stockland                                           263,901
                                                                71,700  Westfield Group                                     969,547
                                                                                                                       -------------
                                                                                                                          2,271,703
                      --------------------------------------------------------------------------------------------------------------
                      ROAD & RAIL - 0.0%                        15,996  Toll Holdings Ltd.                                  159,239
                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION INFRASTRUCTURE - 0.1%     102,562  Macquarie Infrastructure Group                      325,219
                                                                16,500  Patrick Corp. Ltd.                                   70,306
                                                                10,811  Transurban Group                                     61,393
                                                                                                                       -------------
                                                                                                                            456,918
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN AUSTRALIA                 20,628,177
------------------------------------------------------------------------------------------------------------------------------------
AUSTRIA - 0.5%        BUILDING PRODUCTS - 0.1%                   3,535  Wienerberger AG                                     164,211
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.1%                    1,063  Bank Austria Creditanstalt AG                       110,984
                                                                 7,239  Erste Bank der Oesterreichischen
                                                                          Sparkassen AG                                     362,563
                                                                                                                       -------------
                                                                                                                            473,547
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.0%                 53  RHI AG (a)                                            1,445
                      --------------------------------------------------------------------------------------------------------------
                      CONTAINERS & PACKAGING - 0.0%                568  Mayr-Melnhof Karton AG                               78,736
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.1%                                  19,827  Telekom Austria AG                                  385,738

                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.0%                     47  Verbund - Oesterreichische
                                                                          Elektrizitaetswirtschafts AG                       12,973
                      --------------------------------------------------------------------------------------------------------------
                      MACHINERY - 0.0%                           1,316  Andritz AG                                          125,625
                      --------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.0%                       906  Boehler-Uddeholm AG                               $ 119,996
                      --------------------------------------------------------------------------------------------------------------
                      OIL, GAS & CONSUMABLE FUELS - 0.1%           447  OMV AG                                              194,813

                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.0%                         5,877  IMMOFINANZ Immobilien Anlagen AG (a)                 53,861
                      --------------------------------------------------------------------------------------------------------------
                      TRADING COMPANIES & DISTRIBUTORS
                         - 0.1%                                105,980  Hagemeyer NV - Registered Shares                    251,478

                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION INFRASTRUCTURE - 0.0%       1,169  Flughafen Wien AG                                    75,858

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN AUSTRIA                    1,938,281
------------------------------------------------------------------------------------------------------------------------------------
BELGIUM - 1.4%        BEVERAGES - 0.1%                           5,910  InBev NV                                            200,124
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 0.1%                           2,818  Solvay SA                                           289,817
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.3%                   25,528  Dexia                                               562,790
                                                                10,019  KBC Bancassurance Holding                           792,059
                                                                                                                       -------------
                                                                                                                          1,354,849
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION & ENGINEERING - 0.0%          4,785  Suez SA (a)                                              58

                      --------------------------------------------------------------------------------------------------------------
                      DISTRIBUTORS - 0.0%                          222  D'ieteren SA                                         45,959
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIAL SERVICES - 0.5%     55,909  Fortis                                            1,553,404
                                                                 3,292  Groupe Bruxelles Lambert SA                         285,360
                                                                                                                       -------------
                                                                                                                          1,838,764
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.1%                                   9,883  Belgacom SA                                         338,008

                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.1%                  1,263  Electrabel                                          552,142
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRICAL EQUIPMENT - 0.0%                1,022  Bekaert SA                                           76,836
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRONIC EQUIPMENT & INSTRUMENTS
                        - 0.0%                                     520  Barco NV                                             37,111

                      --------------------------------------------------------------------------------------------------------------
                      FOOD & STAPLES RETAILING - 0.1%            1,003  Colruyt SA                                          136,850
                                                                 1,314  Delhaize Group                                       78,904
                                                                   950  Delhaize Group (b)                                   56,525
                                                                                                                       -------------
                                                                                                                            272,279
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%    1,608  Omega Pharma SA                                      83,125

                      --------------------------------------------------------------------------------------------------------------
                      LEISURE EQUIPMENT & PRODUCTS - 0.0%        2,040  AGFA-Gevaert NV                                      56,433

                      --------------------------------------------------------------------------------------------------------------
                      MARINE - 0.0%                              1,790  CMB CIE MARITIME BELGE                               55,824
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.0%                     1,724  Umicore                                             138,484
                                                                    52  Umicore (a)                                               6
                                                                                                                       -------------
                                                                                                                            138,490
                      --------------------------------------------------------------------------------------------------------------
                      OIL, GAS & CONSUMABLE FUELS - 0.0%         1,790  Euronav Sa                                           52,551

                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 0.1%                     4,095  UCB SA                                              199,247
                      --------------------------------------------------------------------------------------------------------------
                      WIRELESS TELECOMMUNICATION SERVICES
                        - 0.0%                                     900  Mobistar SA                                          75,291

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN BELGIUM                    5,666,908
------------------------------------------------------------------------------------------------------------------------------------
BERMUDA - 0.0%        TEXTILES, APPAREL & LUXURY GOODS - 0.0%   21,785  Yue Yuen Industrial Holdings                         66,700

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN BERMUDA                       66,700
------------------------------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
DENMARK - 0.8%        BEVERAGES - 0.0%                             356  Carlsberg A/S                                      $ 18,276
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 0.0%                           2,267  Novozymes A/S Class B                               112,332
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.1%                   17,488  Danske Bank A/S                                     526,319
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION & ENGINEERING - 0.0%          1,417  FLS Industries A/S Class B                           28,776

                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.1%                                  11,049  TDC A/S                                             473,890

                      --------------------------------------------------------------------------------------------------------------
                      ELECTRICAL EQUIPMENT - 0.0%                5,696  Vestas Wind Systems A/S (a)                          94,620
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.1%                       2,482  Danisco A/S                                         161,292
                                                                 2,039  East Asiatic Co., Ltd. A/S                          144,098
                                                                                                                       -------------
                                                                                                                            305,390
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%      186  Coloplast AS Class B                                 10,803
                                                                 5,043  GN Store Nord                                        57,146
                                                                 1,530  William Demant Holding (a)                           76,186
                                                                                                                       -------------
                                                                                                                            144,135
                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD DURABLES - 0.0%                    464  Bang & Olufsen A/S Class B                           32,603
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.0%                             907  Topdanmark A/S (a)                                   66,161
                      --------------------------------------------------------------------------------------------------------------
                      MACHINERY - 0.0%                             820  NKT Holding A/S                                      30,707
                      --------------------------------------------------------------------------------------------------------------
                      MARINE - 0.1%                                 51  AP Moller - Maersk A/S                              487,190
                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 0.2%                     3,519  H Lundbeck A/S                                       88,614
                                                                13,315  Novo-Nordisk A/S B                                  678,156
                                                                                                                       -------------
                                                                                                                            766,770
                      --------------------------------------------------------------------------------------------------------------
                      ROAD & RAIL - 0.1%                         1,730  DSV A/S                                             146,994
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN DENMARK                    3,234,163
------------------------------------------------------------------------------------------------------------------------------------
FINLAND - 1.6%        AUTO COMPONENTS - 0.0%                     6,710  Nokian Renkaat Oyj                                  122,340
                      --------------------------------------------------------------------------------------------------------------
                      COMMUNICATIONS EQUIPMENT - 0.8%          195,105  Nokia Oyj                                         3,271,434
                                                                 1,270  Nokia Oyj (b)                                        21,133
                                                                                                                       -------------
                                                                                                                          3,292,567
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                         - 0.1%                                  5,791  Elisa Corp.                                          90,721
                                                                34,753  TeliaSonera AB                                      165,350
                                                                                                                       -------------
                                                                                                                            256,071
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.1%                 23,140  Fortum Oyj                                          371,192
                      --------------------------------------------------------------------------------------------------------------
                      IT SERVICES - 0.1%                         6,175  Tietoenator Oyj                                     188,390
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.1%                           6,594  Pohjola Group Plc Class D                            95,797
                                                                22,588  Sampo Oyj                                           352,220
                                                                                                                       -------------
                                                                                                                            448,017
                      --------------------------------------------------------------------------------------------------------------
                      LEISURE EQUIPMENT & PRODUCTS - 0.0%        5,904  Amer Sports Corp.                                   112,219

                      --------------------------------------------------------------------------------------------------------------
                      MACHINERY - 0.1%                           2,211  Cargotec Corp. Class B                               61,753
                                                                 2,211  Kone Oyj Class B                                    132,499
                                                                 9,256  Metso Oyj                                           201,929
                                                                   231  Wartsila Oyj                                          6,673
                                                                                                                       -------------
                                                                                                                            402,854
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.0%                       447  Outokumpu Oyj                                         5,763
                                                                 8,196  Rautaruukki Oyj                                     122,543
                                                                                                                       -------------
                                                                                                                            128,306
                      --------------------------------------------------------------------------------------------------------------
                      OIL, GAS & CONSUMABLE FUELS - 0.1%         7,259  Neste Oil Oyj                                       188,066

                      --------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      PAPER & FOREST PRODUCTS - 0.2%            33,345  Stora Enso Oyj Class R                            $ 427,107
                                                                30,054  UPM-Kymmene Oyj                                     577,430
                                                                                                                       -------------
                                                                                                                          1,004,537
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN FINLAND                    6,514,559
------------------------------------------------------------------------------------------------------------------------------------
FRANCE - 9.1%         AEROSPACE & DEFENSE - 0.2%                10,187  European Aeronautic Defense and Space Co.           324,973
                                                                 7,590  Sagem SA                                            157,405
                                                                 4,303  Thales SA                                           174,985
                                                                 2,174  Zodiac SA                                           116,833
                                                                                                                       -------------
                                                                                                                            774,196
                      --------------------------------------------------------------------------------------------------------------
                      AIRLINES - 0.0%                            3,419  Air France-KLM                                       51,989
                      --------------------------------------------------------------------------------------------------------------
                      AUTO COMPONENTS - 0.1%                     6,148  Compagnie Generale des Etablissements
                                                                          Michelin                                          374,760
                                                                 4,494  Valeo SA                                            201,849
                                                                                                                       -------------
                                                                                                                            576,609
                      --------------------------------------------------------------------------------------------------------------
                      AUTOMOBILES - 0.3%                         7,721  Peugeot SA                                          457,838
                                                                 8,205  Renault SA                                          724,146
                                                                                                                       -------------
                                                                                                                          1,181,984
                      --------------------------------------------------------------------------------------------------------------
                      BEVERAGES - 0.1%                           3,026  Pernod-Ricard                                       483,574
                      --------------------------------------------------------------------------------------------------------------
                      BUILDING PRODUCTS - 0.2%                  12,487  Cie de Saint-Gobain                                 693,739
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 0.2%                           4,953  Air Liquide                                         844,888
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 1.1%                   34,066  BNP Paribas                                       2,338,429
                                                                26,219  Credit Agricole SA                                  665,315
                                                                15,863  Societe Generale                                  1,616,067
                                                                                                                       -------------
                                                                                                                          4,619,811
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL SERVICES & SUPPLIES - 0.0%      1,954  Societe BIC SA                                      116,649

                      --------------------------------------------------------------------------------------------------------------
                      COMMUNICATIONS EQUIPMENT - 0.1%           56,865  Alcatel SA (a)                                      624,414

                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION & ENGINEERING - 0.1%          7,294  Vinci SA                                            607,539

                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.2%              1,192  Imerys SA                                            82,185
                                                                 8,850  Lafarge SA                                          807,321
                                                                                                                       -------------
                                                                                                                            889,506
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.5%                                  65,044  France Telecom SA                                 1,902,498

                      --------------------------------------------------------------------------------------------------------------
                      ELECTRICAL EQUIPMENT - 0.2%              289,843  Alstom (a)                                          287,738
                                                                 9,721  Schneider Electric SA                               733,783
                                                                                                                       -------------
                                                                                                                          1,021,521
                      --------------------------------------------------------------------------------------------------------------
                      ENERGY EQUIPMENT & SERVICES - 0.1%         4,872  Technip SA                                          226,259

                      --------------------------------------------------------------------------------------------------------------
                      FOOD & STAPLES RETAILING - 0.3%           26,539  Carrefour SA                                      1,288,395
                                                                 1,834  Casino Guichard Perrachon SA                        128,891
                                                                                                                       -------------
                                                                                                                          1,417,286
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.2%                      11,304  Groupe Danone                                       994,916
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%    5,173  Cie Generale d'Optique Essilor International
                                                                          SA                                                353,843

                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 0.2%      10,544  Accor SA                                            494,904
                                                                 5,111  Sodexho Alliance SA                                 158,466
                                                                                                                       -------------
                                                                                                                            653,370

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD DURABLES - 0.1%                 11,782  Thomson                                           $ 282,426
                      --------------------------------------------------------------------------------------------------------------
                      IT SERVICES - 0.1%                         2,452  Atos Origin (a)                                     155,551
                                                                 8,123  Cap Gemini SA (a)                                   258,441
                                                                                                                       -------------
                                                                                                                            413,992
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.4%                          66,599  AXA                                               1,666,588
                                                                   775  CNP Assurances                                       49,634
                                                                52,526  SCOR                                                105,561
                                                                                                                       -------------
                                                                                                                          1,821,783
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.5%                               6,788  Lagardere S.C.A.                                    503,347
                                                                 2,124  PagesJaunes Groupe SA                                49,654
                                                                 4,855  Publicis Groupe                                     143,593
                                                                 3,105  Societe Television Francaise 1                       82,625
                                                                40,712  Vivendi Universal SA                              1,284,449
                                                                 6,053  Vivendi Universal SA (b)                            189,640
                                                                                                                       -------------
                                                                                                                          2,253,308
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.1%                    24,838  Arcelor                                             487,739
                      --------------------------------------------------------------------------------------------------------------
                      MULTI-UTILITIES - 0.4%                    38,436  Suez SA                                           1,043,728
                                                                12,051  Veolia Environnement                                453,299
                                                                                                                       -------------
                                                                                                                          1,497,027
                      --------------------------------------------------------------------------------------------------------------
                      MULTILINE RETAIL - 0.1%                    2,713  Pinault-Printemps-Redoute                           280,168
                      --------------------------------------------------------------------------------------------------------------
                      OFFICE ELECTRONICS - 0.1%                  1,925  Neopost SA                                          169,544
                      --------------------------------------------------------------------------------------------------------------
                      OIL, GAS & CONSUMABLE FUELS - 1.4%        24,776  Total SA                                          5,828,059
                                                                 4,140  Total SA (a)                                             50
                                                                                                                       -------------
                                                                                                                          5,828,109
                      --------------------------------------------------------------------------------------------------------------
                      PERSONAL PRODUCTS - 0.2%                  13,565  L'Oreal SA                                          974,676
                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 0.9%                    45,455  Sanofi-Aventis                                    3,736,555
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.1%                           535  Gecina SA                                            60,754
                                                                 1,537  Klepierre                                           146,722
                                                                 1,964  Unibail                                             252,277
                                                                                                                       -------------
                                                                                                                            459,753
                      --------------------------------------------------------------------------------------------------------------
                      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                        - 0.1%                                  28,134  STMicroelectronics NV                               451,643

                      --------------------------------------------------------------------------------------------------------------
                      SOFTWARE - 0.1%                            2,821  Business Objects SA (a)                              75,580
                                                                 2,849  Dassault Systemes SA                                138,139
                                                                                                                       -------------
                                                                                                                            213,719
                      --------------------------------------------------------------------------------------------------------------
                      TEXTILES, APPAREL & LUXURY GOODS - 0.2%      189  Hermes International                                 38,143
                                                                10,625  LVMH Moet Hennessy Louis Vuitton SA                 821,958
                                                                                                                       -------------
                                                                                                                            860,101
                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION INFRASTRUCTURE - 0.0%       2,314  Autoroutes du Sud de la France                      132,509

                      --------------------------------------------------------------------------------------------------------------
                      WIRELESS TELECOMMUNICATION SERVICES
                        - 0.1%                                  10,321  Bouygues                                            428,084

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN FRANCE                    38,325,727
------------------------------------------------------------------------------------------------------------------------------------
GERMANY - 6.3%        AIR FREIGHT & LOGISTICS - 0.2%            28,277  Deutsche Post AG                                    661,394
                      --------------------------------------------------------------------------------------------------------------
                      AIRLINES - 0.0%                           14,866  Deutsche Lufthansa AG                               182,855
                      --------------------------------------------------------------------------------------------------------------
                      AUTO COMPONENTS - 0.1%                     7,622  Continental AG                                      549,873
                      --------------------------------------------------------------------------------------------------------------
                      AUTOMOBILES - 0.5%                        38,817  DaimlerChrysler AG                                1,578,057
                                                                 9,403  Volkswagen AG                                       430,534
                                                                                                                       -------------
                                                                                                                          2,008,591
                      --------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      BIOTECHNOLOGY - 0.0%                       4,938  Qiagen NV (a)                                      $ 57,809
                      --------------------------------------------------------------------------------------------------------------
                      CAPITAL MARKETS - 0.5%                    23,327  Deutsche Bank AG Registered Shares                1,827,470
                                                                 3,609  MLP AG                                               67,505
                                                                                                                       -------------
                                                                                                                          1,894,975
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 0.7%                          22,046  BASF AG                                           1,467,954
                                                                32,758  Bayer AG                                          1,094,181
                                                                 3,872  Linde AG                                            261,665
                                                                                                                       -------------
                                                                                                                          2,823,800
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.3%                   28,262  Bayerische Hypo-und Vereinsbank
                                                                        AG (a)                                              735,975
                                                                18,868  Commerzbank AG                                      410,253
                                                                15,198  Depfa Bank Plc                                      243,610
                                                                                                                       -------------
                                                                                                                          1,389,838
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.0%              2,634  HeidelbergCement AG                                 189,705
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIAL SERVICES - 0.1%      6,409  Deutsche Boerse AG                                  502,323

                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.5%                                 116,148  Deutsche Telekom AG                               2,151,410

                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.5%                 25,987  E.ON AG                                           2,318,066
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%  2,386  Epcos AG (a)                                         29,926

                      --------------------------------------------------------------------------------------------------------------
                      FOOD & STAPLES RETAILING - 0.1%            6,372  Metro AG                                            316,363
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE PROVIDERS & SERVICES - 0.1%    1,654  Celesio AG                                          130,137
                                                                 1,747  Fresenius Medical Care AG                           149,468
                                                                                                                       -------------
                                                                                                                            279,605
                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 0.1%       8,795  TUI AG                                              218,171

                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 0.6%           33,194  Siemens AG                                        2,424,850
                                                                   860  Siemens AG (b)                                       62,479
                                                                                                                       -------------
                                                                                                                          2,487,329
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.6%                          14,372  Allianz AG Registered Shares                      1,652,432
                                                                 8,375  Muenchener Rueckversicherungs
                                                                          AG Registered Shares                              893,469
                                                                                                                       -------------
                                                                                                                          2,545,901
                      --------------------------------------------------------------------------------------------------------------
                      MACHINERY - 0.1%                           8,694  MAN AG                                              361,338
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.1%                    13,676  ThyssenKrupp AG                                     238,254
                      --------------------------------------------------------------------------------------------------------------
                      MULTI-UTILITIES - 0.3%                    19,392  RWE AG                                            1,253,202
                      --------------------------------------------------------------------------------------------------------------
                      PERSONAL PRODUCTS - 0.0%                     572  Beiersdorf AG                                        64,229
                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 0.2%                     4,588  Altana AG                                           262,894
                                                                 2,378  Merck KGaA                                          189,635
                                                                 9,424  Schering AG                                         580,500
                                                                                                                       -------------
                                                                                                                          1,033,029
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.0%                         2,589  IVG Immobilien AG                                    48,113
                      --------------------------------------------------------------------------------------------------------------
                      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                        - 0.1%                                  30,054  Infineon Technologies AG (a)                        280,892

                      --------------------------------------------------------------------------------------------------------------
                      SOFTWARE - 0.4%                            9,286  SAP AG                                            1,618,979
                      --------------------------------------------------------------------------------------------------------------
                      SPECIALTY RETAIL - 0.0%                    1,160  Douglas Holding AG                                   41,990
                      --------------------------------------------------------------------------------------------------------------
                      TEXTILES, APPAREL & LUXURY GOODS - 0.2%    2,776  Adidas-Salomon AG                                   465,501
                                                                 1,129  Puma AG Rudolf Dassler Sport                        279,762
                                                                                                                       -------------
                                                                                                                            745,263
------------------------------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      THRIFTS & MORTGAGE FINANCE - 0.0%          5,764  Hypo Real Estate Holding AG                       $ 219,744

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN GERMANY                   26,512,967
------------------------------------------------------------------------------------------------------------------------------------
GREECE - 0.6%         BEVERAGES - 0.1%                           5,327  Coca Cola Hellenic Bottling Co. SA                  145,106
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.3%                   13,229  Alpha Bank AE                                       352,026
                                                                 8,873  EFG Eurobank Ergasias SA                            271,561
                                                                 1,938  Emporiki Bank of Greece SA                           57,389
                                                                15,426  National Bank of Greece SA                          528,518
                                                                 3,787  Piraeus Bank SA                                      70,880
                                                                                                                       -------------
                                                                                                                          1,280,374
                      --------------------------------------------------------------------------------------------------------------
                      COMMUNICATIONS EQUIPMENT - 0.0%           13,744  Intracom SA                                          69,219

                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION & ENGINEERING - 0.0%          9,858  Technical Olympic SA                                 59,434

                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.0%              2,682  Titan Cement Co. SA                                  82,863
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.0%                                   6,542  Hellenic Telecommunications Organization
                                                                          SA (a)                                            126,563

                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.0%                  5,616  Public Power Corp.                                  140,604
                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 0.1%       6,153  OPAP SA                                             177,290

                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.0%                     4,057  Viohalco, Hellenic Copper and Aluminum
                                                                          Industry SA                                        26,130
                      --------------------------------------------------------------------------------------------------------------
                      WIRELESS TELECOMMUNICATION SERVICES
                        - 0.1%                                  11,074  Cosmote Mobile Telecommunications SA                200,565

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN GREECE                     2,308,148
------------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 1.4%      AIRLINES - 0.0%                            2,263  Cathay Pacific Airways Ltd.                           4,119
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.2%                  100,400  BOC Hong Kong Holdings Ltd.                         189,865
                                                                29,739  Bank of East Asia Ltd.                               87,802
                                                                26,153  Hang Seng Bank Ltd.                                 356,633
                                                                                                                       -------------
                                                                                                                            634,300
                      --------------------------------------------------------------------------------------------------------------
                      DISTRIBUTORS - 0.0%                       52,719  Li & Fung Ltd.                                      109,530
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIAL SERVICES - 0.0%     20,000  Hong Kong Exchanges and Clearing Ltd.                51,715

                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.0%                                  71,195  PCCW Ltd.                                            44,421

                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.2%                 71,187  CLP Holdings Ltd.                                   408,442
                                                                56,000  HongKong Electric Holdings                          255,747
                                                                                                                       -------------
                                                                                                                            664,189
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRICAL EQUIPMENT - 0.0%               94,328  Johnson Electric Holdings Ltd.                       86,764
                      --------------------------------------------------------------------------------------------------------------
                      GAS UTILITIES - 0.1%                     104,240  Hong Kong & China Gas                               211,878
                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 0.0%      24,990  Shangri-La Asia Ltd. (f)                             38,578

                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD DURABLES - 0.0%                 16,560  Techtronic Industries Co.                            41,862
                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 0.2%           98,176  Hutchison Whampoa Ltd.                              887,250
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.0%                              34,025  SCMP Group Ltd.                                      14,882
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.6%                        76,735  Cheung Kong Holdings Ltd.                           747,774
                                                                12,000  Hang Lung Properties Ltd.                            17,676
                                                                32,491  Henderson Land Development Co., Ltd.                155,489

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                48,485  New World Development Ltd.                         $ 59,567
                                                                48,421  Sino Land Co.                                        51,702
                                                                68,324  Sun Hung Kai Properties Ltd.                        674,600
                                                                48,077  Swire Pacific Ltd. Class A                          425,211
                                                                56,107  Wharf Holdings Ltd.                                 197,049
                                                                                                                       -------------
                                                                                                                          2,329,068
                      --------------------------------------------------------------------------------------------------------------
                      ROAD & RAIL - 0.0%                        24,500  MTR Corp.                                            47,277
                      --------------------------------------------------------------------------------------------------------------
                      SEMICONDUCTORS &                           5,004  ASM Pacific Technology                               23,432
                      SEMICONDUCTOR EQUIPMENT - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      SPECIALTY RETAIL - 0.1%                   52,000  Esprit Holdings Ltd.                                376,288
                                                               132,394  Giordano International Ltd.                          91,121
                                                                                                                       -------------
                                                                                                                            467,409
                      --------------------------------------------------------------------------------------------------------------
                      TEXTILES, APPAREL & LUXURY GOODS - 0.0%   65,353  Texwinca Holdings Ltd.                               54,228

                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION INFRASTRUCTURE - 0.0%      18,465  Hopewell Holdings                                    47,390

                      --------------------------------------------------------------------------------------------------------------
                      WIRELESS TELECOMMUNICATION
                      SERVICES - 0.0%                           47,000  Hutchison Telecommunications
                                                                           International Ltd.                                46,557

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN HONG KONG                  5,804,849
------------------------------------------------------------------------------------------------------------------------------------
IRELAND - 0.8%        AIRLINES - 0.1%                           27,680  Ryanair Holdings Plc (a)                            214,135
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.4%                   39,526  Allied Irish Banks Plc                              846,986
                                                                47,958  Bank of Ireland                                     776,007
                                                                                                                       -------------
                                                                                                                          1,622,993
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.2%                936  CRH Plc                                              24,658
                                                                26,953  CRH Plc                                             716,245
                                                                                                                       -------------
                                                                                                                            740,903
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.0%                      22,780  Greencore Group Plc                                  97,629
                                                                 4,710  Kerry Group Plc                                     116,324
                                                                                                                       -------------
                                                                                                                            213,953
                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD DURABLES - 0.0%                 61,080  Waterford Wedgewood Restricted Shares                 4,289
                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 0.0%            3,189  DCC Plc                                              63,394
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.0%                          12,684  Irish Life & Permanent Plc                          222,200
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.1%                              21,817  Independent News & Media Plc                         67,353
                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 0.0%                    15,345  Elan Corp. Plc (a)                                  104,963
                      --------------------------------------------------------------------------------------------------------------
                      TRADING COMPANIES & DISTRIBUTORS - 0.0%    2,786  Grafton Group Plc                                    32,278

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN IRELAND                    3,286,461
------------------------------------------------------------------------------------------------------------------------------------
ITALY - 3.8%          AEROSPACE & DEFENSE - 0.1%               312,371  Finmeccanica SpA                                    292,139
                      --------------------------------------------------------------------------------------------------------------
                      AUTOMOBILES - 0.1%                        38,723  Fiat SpA (a)                                        281,562
                      --------------------------------------------------------------------------------------------------------------
                      CAPITAL MARKETS - 0.1%                    10,234  Banca Fideuram SpA                                   48,605
                                                                22,588  Mediobanca SpA                                      423,593
                                                                17,230  Mediolanum SpA                                      107,844
                                                                                                                       -------------
                                                                                                                            580,042
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 1.1%                   13,927  Banca Antonveneta SpA                               450,183
                                                               132,677  Banca Intesa SpA                                    607,969
                                                                36,404  Banca Intesa SpA (RNC)                              155,973
                                                                52,096  Banca Monte dei Paschi di Siena SpA                 184,039
                                                                85,292  Banca Nazionale del Lavoro SpA (a)                  294,598

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                16,065  Banca Popolare di Milano SCRL                     $ 158,705
                                                                16,381  Banche Popolari Unite Scrl                          325,240
                                                                13,238  Banco Popolare di Verona e Novara Scrl              225,655
                                                                72,957  Capitalia SpA                                       408,683
                                                                53,193  Sanpaolo IMI SpA                                    731,565
                                                               179,778  UniCredito Italiano SpA                             950,690
                                                                                                                       -------------
                                                                                                                          4,493,300
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.0%              5,565  Italcementi SpA                                      86,978
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIAL SERVICES - 0.0%      4,347  FinecoGroup SpA                                      39,139

                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION
                      SERVICES - 0.5%                          444,029  Telecom Italia SpA                                1,389,068
                                                               258,085  Telecom Italia SpA (RNC)                            671,771
                                                                                                                       -------------
                                                                                                                          2,060,839
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.4%                167,101  Enel SpA                                          1,456,570
                                                                21,454  Terna SpA                                            55,635
                                                                                                                       -------------
                                                                                                                          1,512,205
                      --------------------------------------------------------------------------------------------------------------
                      GAS UTILITIES - 0.1%                      45,149  Snam Rete Gas SpA                                   241,815
                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 0.0%       4,473  Autogrill SpA                                        59,043

                      --------------------------------------------------------------------------------------------------------------
                      INDEPENDENT POWER PRODUCERS & ENERGY
                      TRADERS - 0.0%                            16,589  Edison SpA                                           36,954

                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 0.0%          119,974  Pirelli & C SpA                                     125,203
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.4%                          23,052  Alleanza Assicurazioni SpA                          250,614
                                                                40,590  Assicurazioni Generali SpA                        1,267,823
                                                                16,268  Riunione Adriatica di Sicurta SpA                   316,891
                                                                                                                       -------------
                                                                                                                          1,835,328
                      --------------------------------------------------------------------------------------------------------------
                      INTERNET SOFTWARE & SERVICES - 0.0%       47,870  Telecom Italia Media SpA (a)                         23,100
                                                                 2,170  Tiscali SpA (a)                                       6,192
                                                                                                                       -------------
                                                                                                                             29,292
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.1%                               5,198  Arnoldo Mondadori Editore SpA                        49,557
                                                                13,547  Gruppo Editoriale L'Espresso SpA                     74,082
                                                                26,201  Mediaset SpA                                        308,956
                                                               171,874  Seat Pagine Gialle SpA                               71,788
                                                                                                                       -------------
                                                                                                                            504,383
                      --------------------------------------------------------------------------------------------------------------
                      MULTILINE RETAIL - 0.0%                    5,245  Rinascente SpA (a)                                    3,175
                                                                 5,245  Rozzano                                                   0
                                                                                                                       -------------
                                                                                                                              3,175
                      --------------------------------------------------------------------------------------------------------------
                      OIL, GAS & CONSUMABLE                    101,171  ENI SpA                                           2,610,114
                      FUELS - 0.7%                               1,875  ENI SpA (b)                                         240,375
                                                                                                                       -------------
                                                                                                                          2,850,489
                      --------------------------------------------------------------------------------------------------------------
                      TEXTILES, APPAREL & LUXURY GOODS - 0.1%    5,296  Benetton Group SpA                                   48,857
                                                                 9,894  Bulgari SpA                                         110,978
                                                                 4,858  Luxottica Group SpA                                 100,748
                                                                                                                       -------------
                                                                                                                            260,583
                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION INFRASTRUCTURE - 0.1%      17,309  Autostrade SpA                                      460,176

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN ITALY                     15,752,645
------------------------------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Japan - 20.2%         Air Freight & Logistics - 0.1%            23,000  Yamato Transport Co., Ltd.                        $ 319,646
                      --------------------------------------------------------------------------------------------------------------
                      AIRLINES - 0.0%                           28,000  Japan Airlines Corp.                                 75,553
                      --------------------------------------------------------------------------------------------------------------
                      AUTO COMPONENTS - 0.5%                     9,900  Aisin Seiki Co., Ltd.                               214,868
                                                                26,000  Bridgestone Corp.                                   500,948
                                                                20,600  Denso Corp.                                         469,407
                                                                 1,000  NGK Spark Plug Co., Ltd.                             11,542
                                                                 7,000  NOK Corp.                                           195,831
                                                                29,000  Sanden Corp.                                        122,218
                                                                 7,000  Stanley Electric Co., Ltd.                          113,708
                                                                 1,000  Toyoda Gosei Co., Ltd.                               16,118
                                                                 8,000  Toyota Industries Corp.                             218,753
                                                                                                                       -------------
                                                                                                                          1,863,393
                      --------------------------------------------------------------------------------------------------------------
                      AUTOMOBILES - 1.7%                        32,400  Honda Motor Co., Ltd.                             1,599,386
                                                                89,500  Nissan Motor Co., Ltd.                              886,842
                                                               126,200  Toyota Motor Corp.                                4,521,379
                                                                 9,000  Yamaha Motor Co., Ltd.                              165,283
                                                                                                                       -------------
                                                                                                                          7,172,890
                      --------------------------------------------------------------------------------------------------------------
                      BEVERAGES - 0.1%                           9,000  Asahi Breweries Ltd.                                107,373
                                                                25,000  Kirin Brewery Co., Ltd.                             242,307
                                                                27,000  Sapporo Holdings Ltd.                               130,358
                                                                13,000  Takara Holdings, Inc.                                81,067
                                                                                                                       -------------
                                                                                                                            561,105
                      --------------------------------------------------------------------------------------------------------------
                      BUILDING PRODUCTS - 0.3%                  36,000  Asahi Glass Co., Ltd.                               378,811
                                                                 2,000  Central Glass Co., Ltd.                              12,508
                                                                12,000  Daikin Industries Ltd.                              300,514
                                                                11,000  JS Group Corp.                                      186,427
                                                                24,000  Nippon Sheet Glass Co., Ltd.                         93,999
                                                                30,000  Sanwa Shutter Corp.                                 172,999
                                                                 9,000  Toto Ltd.                                            71,230
                                                                                                                       -------------
                                                                                                                          1,216,488
                      --------------------------------------------------------------------------------------------------------------
                      CAPITAL MARKETS - 0.4%                    43,000  Daiwa Securities Group, Inc.                        266,203
                                                                 1,100  Jafco Co., Ltd.                                      58,569
                                                                56,000  Nikko Cordial Corp.                                 246,620
                                                                90,000  Nomura Holdings, Inc.                             1,077,791
                                                                                                                       -------------
                                                                                                                          1,649,183
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 1.0%                          53,000  Asahi Kasei Corp.                                   252,540
                                                                 3,000  Daicel Chemical Industries Ltd.                      15,811
                                                                30,000  Dainippon Ink and Chemicals, Inc.                    96,110
                                                                 3,000  Denki Kagaku Kogyo Kabushiki Kaisha                  10,802
                                                                 2,500  Hitachi Chemical Co., Ltd.                           45,912
                                                                63,000  Ishihara Sangyo Kaisha Ltd.                         139,292
                                                                 4,000  JSR Corp.                                            84,469
                                                                13,000  Kaneka Corp.                                        146,061
                                                                25,000  Kuraray Co., Ltd.                                   237,118
                                                                42,000  Mitsubishi Chemical Corp.                           123,184
                                                                18,000  Mitsubishi Gas Chemical Co., Inc.                    92,266
                                                                49,000  Mitsubishi Rayon Co., Ltd.                          203,411
                                                                13,000  Mitsui Chemicals, Inc.                               76,374
                                                                31,000  Nippon Kayaku Co., Ltd.                             186,599

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                12,000  Nissan Chemical Industries Ltd.                   $ 129,302
                                                                 7,910  Nitto Denko Corp.                                   453,999
                                                                19,500  Shin-Etsu Chemical Co., Ltd.                        740,863
                                                                18,000  Showa Denko KK                                       42,722
                                                                14,000  Sumitomo Bakelite Co., Ltd.                          90,714
                                                                54,000  Sumitomo Chemical Co., Ltd.                         248,534
                                                                52,000  Teijin Ltd.                                         241,675
                                                                49,000  Toray Industries, Inc.                              232,596
                                                                38,000  Tosoh Corp.                                         158,090
                                                                57,000  Ube Industries Ltd.                                 116,253
                                                                                                                       -------------
                                                                                                                          4,164,697
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 1.9%                   12,000  The 77 Bank Ltd.                                     73,964
                                                                31,000  The Bank of Fukuoka Ltd.                            183,801
                                                                41,000  The Bank of Yokohama Ltd.                           237,172
                                                                31,000  The Chiba Bank Ltd.                                 204,503
                                                                13,000  The Gunma Bank Ltd.                                  78,251
                                                                46,000  Hokuhoku Financial Group, Inc.                      141,143
                                                                23,000  The Joyo Bank Ltd.                                  112,499
                                                                   202  Mitsubishi Tokyo Financial Group, Inc.            1,715,387
                                                                23,000  Mitsui Trust Holdings, Inc.                         236,621
                                                                   367  Mizuho Financial Group, Inc.                      1,662,612
                                                               223,000  Resona Holdings, Inc.                               416,578
                                                                69,000  Shinsei Bank Ltd.                                   372,367
                                                                26,000  The Shizuoka Bank Ltd.                              223,608
                                                                   169  Sumitomo Mitsui Financial Group, Inc.             1,143,850
                                                                48,000  The Sumitomo Trust & Banking Co., Ltd.              292,392
                                                                 4,000  Suruga Bank Ltd.                                     32,632
                                                                   176  UFJ Holdings, Inc.                                  918,040
                                                                                                                       -------------
                                                                                                                          8,045,420
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL SERVICES & SUPPLIES - 0.3%     26,000  Dai Nippon Printing Co., Ltd.                       419,294
                                                                 5,000  Kokuyo Co., Ltd.                                     67,503
                                                                   500  Meitec Corp.                                         15,387
                                                                12,000  Secom Co., Ltd.                                     516,560
                                                                15,000  Toppan Printing Co., Ltd.                           159,056
                                                                                                                       -------------
                                                                                                                          1,177,800
                      --------------------------------------------------------------------------------------------------------------
                      COMMUNICATIONS EQUIPMENT - 0.0%            8,000  Uniden Corp.                                        126,776

                      --------------------------------------------------------------------------------------------------------------
                      COMPUTERS & PERIPHERALS - 0.4%            84,000  Fujitsu Ltd.                                        441,188
                                                                13,000  Mitsumi Electric Company, Ltd.                      134,094
                                                                84,000  NEC Corp.                                           454,833
                                                                 4,300  Seiko Epson Corp.                                   143,579
                                                               151,000  Toshiba Corp.                                       602,310
                                                                                                                       -------------
                                                                                                                          1,776,004
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION & ENGINEERING - 0.3%          9,457  COMSYS Holdings Corp.                                87,478
                                                                15,000  Chiyoda Corp.                                       186,129
                                                                16,000  JGC Corp.                                           196,950
                                                                46,000  Kajima Corp.                                        170,201
                                                                 9,000  Kinden Corp.                                         66,600

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                41,000  Nishimatsu Construction Co., Ltd.                 $ 148,001
                                                                25,000  Obayashi Corp.                                      134,690
                                                                15,000  Okumura Corp.                                        84,875
                                                                16,000  Shimizu Corp.                                        74,650
                                                                54,000  Taisei Corp.                                        182,258
                                                                 3,000  Toda Corp.                                           12,833
                                                                                                                       -------------
                                                                                                                          1,344,665
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.1%             34,000  Sumitomo Osaka Cement Co., Ltd.                      90,515
                                                                47,000  Taiheiyo Cement Corp.                               125,548
                                                                                                                       -------------
                                                                                                                            216,063
                      --------------------------------------------------------------------------------------------------------------
                      CONSUMER FINANCE - 0.5%                    3,100  Acom Co., Ltd.                                      198,908
                                                                   500  Aeon Credit Service Co., Ltd.                        31,315
                                                                 2,775  Aiful Corp.                                         207,105
                                                                 8,200  Credit Saison Co., Ltd.                             273,062
                                                                 4,100  ORIX Corp.                                          615,685
                                                                 3,550  Promise Co., Ltd.                                   227,782
                                                                 5,620  Takefuji Corp.                                      380,381
                                                                                                                       -------------
                                                                                                                          1,934,238
                      --------------------------------------------------------------------------------------------------------------
                      CONTAINERS & PACKAGING - 0.0%              5,000  Toyo Seikan Kaisha Ltd.                              79,099
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED CONSUMER SERVICES - 0.0%       2,000  Benesse Corp.                                        64,254

                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.2%                                     239  Nippon Telegraph & Telephone Corp.                1,024,501

                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.8%                 26,500  Chubu Electric Power Co., Inc.                      636,134
                                                                 6,000  Hokkaido Electric Power Co., Inc.                   122,913
                                                                28,200  The Kansai Electric Power Co., Inc.                 567,512
                                                                16,400  Kyushu Electric Power Co., Inc.                     356,683
                                                                17,600  Tohoku Electric Power Co., Inc.                     375,634
                                                                57,300  The Tokyo Electric Power Co., Inc.                1,367,733
                                                                                                                       -------------
                                                                                                                          3,426,609
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRICAL EQUIPMENT - 0.2%               21,000  Fujikura Ltd.                                       102,716
                                                                30,000  Furukawa Electric Co., Ltd.                         116,415
                                                                13,873  Matsushita Electric Works Ltd.                      115,681
                                                                68,000  Mitsubishi Electric Corp.                           360,834
                                                                29,000  Sumitomo Electric Industries Ltd.                   297,302
                                                                 3,000  Ushio, Inc.                                          53,470
                                                                                                                       -------------
                                                                                                                          1,046,418
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRONIC EQUIPMENT & INSTRUMENTS
                        - 1.0%                                  12,000  Alps Electric Co., Ltd.                             183,882
                                                                19,000  Anritsu Corp.                                       116,082
                                                                 4,000  Citizen Watch Co., Ltd.                              36,242
                                                                15,000  Dainippon Screen Manufacturing Co., Ltd.            101,119
                                                                 1,500  Hirose Electric Co., Ltd.                           165,283
                                                               129,000  Hitachi Ltd.                                        784,640
                                                                 4,200  Hoya Corp.                                          485,155
                                                                 1,000  Keyence Corp.                                       224,348
                                                                 8,900  Kyocera Corp.                                       681,094
                                                                 1,200  Mabuchi Motor Co., Ltd.                              69,200
                                                                 8,400  Murata Manufacturing Co., Ltd.                      428,301

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                 1,900  Nidec Corp.                                       $ 201,300
                                                                33,000  Oki Electric Industry Co., Ltd.                     116,443
                                                                10,000  Omron Corp.                                         220,648
                                                                 6,200  TDK Corp.                                           422,994
                                                                 3,000  Yokogawa Electric Corp.                              37,118
                                                                                                                       -------------
                                                                                                                          4,273,849
                      --------------------------------------------------------------------------------------------------------------
                      FOOD & STAPLES RETAILING - 0.5%           32,000  Aeon Co., Ltd.                                      488,331
                                                                 3,900  FamilyMart Co., Ltd.                                111,921
                                                                18,000  Ito-Yokado Co., Ltd.                                597,780
                                                                 2,400  Lawson, Inc.                                         83,819
                                                                 3,200  Matsumotokiyoshi Co., Ltd.                           87,212
                                                                19,000  Seven-Eleven Japan Co., Ltd.                        528,111
                                                                 4,000  UNY Co., Ltd.                                        45,519
                                                                                                                       -------------
                                                                                                                          1,942,693
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.2%                      32,000  Ajinomoto Co., Inc.                                 356,647
                                                                 4,700  Ariake Japan Co., Ltd.                              108,158
                                                                 3,000  Kikkoman Corp.                                       26,559
                                                                40,000  Nichirei Corp.                                      155,943
                                                                 2,000  Nippon Meat Packers, Inc.                            23,265
                                                                11,000  Nisshin Seifun Group, Inc.                          114,259
                                                                 5,300  Nissin Food Products Co., Ltd.                      136,075
                                                                 3,000  Yakult Honsha Co., Ltd.                              54,147
                                                                 7,000  Yamazaki Baking Co., Ltd.                            60,455
                                                                                                                       -------------
                                                                                                                          1,035,508
                      --------------------------------------------------------------------------------------------------------------
                      GAS UTILITIES - 0.1%                      86,000  Osaka Gas Co., Ltd.                                 270,860
                                                                93,000  Tokyo Gas Co., Ltd.                                 348,299
                                                                                                                       -------------
                                                                                                                            619,159
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%    6,000  Olympus Corp.                                       115,333
                                                                 5,600  Terumo Corp.                                        161,718
                                                                                                                       -------------
                                                                                                                            277,051
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE PROVIDERS & SERVICES - 0.0%      200  Nichii Gakkan Co.                                     4,873
                                                                 1,000  Suzuken Co., Ltd.                                    25,223
                                                                                                                       -------------
                                                                                                                             30,096
                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 0.0%       1,900  Oriental Land Co., Ltd.                             112,824
                                                                 2,000  Skylark Co., Ltd.                                    30,467
                                                                                                                       -------------
                                                                                                                            143,291
                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD DURABLES - 1.1%                  2,000  Casio Computer Co., Ltd.                             26,171
                                                                 2,000  Daito Trust Construction Co., Ltd.                   74,903
                                                                13,000  Daiwa House Industry Co., Ltd.                      149,111
                                                                 1,000  Makita Corp.                                         19,673
                                                                97,000  Matsushita Electric Industrial Co., Ltd.          1,473,251
                                                                11,800  Pioneer Corp.                                       178,794
                                                                41,000  Sanyo Electric Co., Ltd.                            104,711
                                                                20,000  Sekisui Chemical Co., Ltd.                          137,894
                                                                24,000  Sekisui House Ltd.                                  242,794
                                                                43,000  Sharp Corp.                                         672,882
                                                                42,800  Sony Corp.                                        1,475,463
                                                                                                                       -------------
                                                                                                                          4,555,647
                      --------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      Household Products - 0.2%                 28,000  Kao Corp.                                         $ 660,771
                                                                 2,400  Uni-Charm Corp.                                      96,598
                                                                                                                       -------------
                                                                                                                            757,369
                      --------------------------------------------------------------------------------------------------------------
                      IT SERVICES - 0.2%                         3,100  CSK Corp.                                           121,974
                                                                   400  Itochu Techno-Science Corp.                          14,042
                                                                    47  NET One Systems Co., Ltd.                           121,307
                                                                    57  NTT Data Corp.                                      194,955
                                                                 1,500  Nomura Research Institute Ltd.                      149,986
                                                                   100  Obic Co., Ltd.                                       16,993
                                                                   400  TIS, Inc.                                            13,681
                                                                                                                       -------------
                                                                                                                            632,938
                      --------------------------------------------------------------------------------------------------------------
                      INDEPENDENT POWER PRODUCERS & ENERGY
                        TRADERS - 0.1%                           7,800  Electric Power Development Co.                      225,954

                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.5%                              64  Millea Holdings, Inc.                               860,572
                                                                70,000  Mitsui Sumitomo Insurance Co., Ltd.                 631,080
                                                                29,000  Sompo Japan Insurance, Inc.                         293,114
                                                                 7,250  T&D Holdings, Inc.                                  341,531
                                                                                                                       -------------
                                                                                                                          2,126,297
                      --------------------------------------------------------------------------------------------------------------
                      INTERNET & CATALOG RETAIL - 0.0%             130  Rakuten, Inc.                                       104,296
                      --------------------------------------------------------------------------------------------------------------
                      INTERNET SOFTWARE & SERVICES - 0.2%          201  eAccess Ltd.                                        135,500
                                                                12,000  Softbank Corp.                                      471,077
                                                                   124  Yahoo! Japan Corp.                                  260,735
                                                                                                                       -------------
                                                                                                                            867,312
                      --------------------------------------------------------------------------------------------------------------
                      LEISURE EQUIPMENT & PRODUCTS - 0.3%        2,100  Bandai Co., Ltd.                                     42,451
                                                                24,000  Fuji Photo Film Co., Ltd.                           773,215
                                                                 6,000  Nikon Corp.                                          68,008
                                                                 1,400  Sankyo Co., Ltd. (Gunma)                             65,193
                                                                 2,732  Sega Sammy Holdings, Inc.                           167,653
                                                                 3,500  Shimano, Inc.                                        99,495
                                                                 6,600  Yamaha Corp.                                        103,041
                                                                                                                       -------------
                                                                                                                          1,319,056
                      --------------------------------------------------------------------------------------------------------------
                      MACHINERY - 0.7%                          20,000  Amada Co., Ltd.                                     136,269
                                                                15,000  Amano Corp.                                         178,955
                                                                22,000  Ebara Corp.                                          84,776
                                                                 8,200  Fanuc Ltd.                                          521,704
                                                                 5,000  Hino Motors Ltd.                                     29,014
                                                                92,000  Ishikawajima-Harima Heavy Industries
                                                                         Co., Ltd.                                          133,670
                                                                26,000  Kawasaki Heavy Industries Ltd.                       49,977
                                                                39,000  Komatsu Ltd.                                        303,032
                                                                 8,000  Koyo Seiko Co., Ltd. (f)                            107,210
                                                                47,000  Kubota Corp.                                        257,883
                                                                 3,000  Kurita Water Industries Ltd.                         46,377
                                                                25,000  Minebea Co., Ltd.                                   101,074
                                                               101,000  Mitsubishi Heavy Industries Ltd.                    264,326
                                                                50,000  Mitsui Engineering & Shipbuilding Co., Ltd.          97,915
                                                                 3,000  NGK Insulators Ltd.                                  29,266
                                                                14,000  NSK Ltd.                                             71,889
                                                                15,000  NTN Corp.                                            80,679

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                 1,400  SMC Corp.                                         $ 152,874
                                                                32,000  Sumitomo Heavy Industries Ltd.                      153,921
                                                                 3,700  THK Co., Ltd.                                        76,464
                                                                 9,000  Takuma Co., Ltd.                                     63,920
                                                                                                                       -------------
                                                                                                                          2,941,195
                      --------------------------------------------------------------------------------------------------------------
                      MARINE - 0.2%                             29,000  Kawasaki Kisen Kaisha Ltd.                          172,205
                                                                50,000  Mitsui OSK Lines Ltd.                               309,088
                                                                49,000  Nippon Yusen Kabushiki Kaisha                       282,123
                                                                                                                       -------------
                                                                                                                            763,416
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.1%                                 600  Asatsu-DK, Inc.                                      16,731
                                                                    33  Dentsu, Inc.                                         81,599
                                                                    64  Fuji Television Network, Inc.                       124,177
                                                                 5,000  Toho Co., Ltd.                                       72,196
                                                                 4,000  Tokyo Broadcasting System, Inc.                      66,276
                                                                                                                       -------------
                                                                                                                            360,979
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.6%                    40,000  DAIDO STEEL CO. LTD.                                180,489
                                                                 7,000  Dowa Mining Co., Ltd.                                46,747
                                                                27,600  JFE Holdings, Inc.                                  682,465
                                                                54,000  Kobe Steel Ltd.                                     101,850
                                                                10,000  Mitsubishi Materials Corp.                           23,644
                                                                22,000  Mitsui Mining & Smelting Co., Ltd.                  103,438
                                                               323,000  Nippon Steel Corp.                                  752,044
                                                                40,000  Nisshin Steel Co., Ltd.                             100,713
                                                               208,000  Sumitomo Metal Industries Ltd.                      356,647
                                                                32,000  Sumitomo Metal Mining Co., Ltd.                     219,764
                                                                                                                       -------------
                                                                                                                          2,567,801
                      --------------------------------------------------------------------------------------------------------------
                      MULTILINE RETAIL - 0.0%                    9,000  Daimaru, Inc.                                        79,921
                                                                 6,000  Hankyu Department Stores                             38,011
                                                                 1,000  Isetan Co., Ltd.                                     12,571
                                                                 7,000  Marui Co., Ltd.                                      94,441
                                                                16,000  Mitsukoshi Ltd.                                      72,196
                                                                 1,800  Ryohin Keikaku Co., Ltd.                             89,017
                                                                 4,000  Takashimaya Co., Ltd.                                35,845
                                                                                                                       -------------
                                                                                                                            422,002
                      --------------------------------------------------------------------------------------------------------------
                      OFFICE ELECTRONICS - 0.6%                 31,900  Canon, Inc.                                       1,681,220
                                                                26,000  Konica Minolta Holdings, Inc.                       243,083
                                                                37,000  Ricoh Co., Ltd.                                     578,657
                                                                                                                       -------------
                                                                                                                          2,502,960
                      --------------------------------------------------------------------------------------------------------------
                      OIL, GAS & CONSUMABLE FUELS - 0.2%        21,000  Nippon Mining Holdings, Inc.                        119,204
                                                                66,000  Nippon Oil Corp.                                    448,497
                                                                 6,000  Showa Shell Sekiyu KK                                60,103
                                                                17,000  Teikoku Oil Co., Ltd.                               126,721
                                                                10,000  TonenGeneral Sekiyu KK                              108,293
                                                                                                                       -------------
                                                                                                                            862,818
                      --------------------------------------------------------------------------------------------------------------
                      PAPER & FOREST PRODUCTS - 0.1%                39  Nippon Paper Group, Inc.                            143,245
                                                                31,000  OJI Paper Co., Ltd.                                 161,980
                                                                                                                       -------------
                                                                                                                            305,225
                      --------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      Personal Products - 0.1%                   6,100  Aderans Co., Ltd.                                 $ 144,504
                                                                10,000  Shiseido Co., Ltd.                                  126,342
                                                                                                                       -------------
                                                                                                                            270,846
                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 1.1%                    17,300  Chugai Pharmaceutical Co., Ltd.                     267,283
                                                                14,100  Daiichi Pharmaceutical Co., Ltd.                    312,386
                                                                10,000  Eisai Co., Ltd.                                     336,612
                                                                11,000  Kaken Pharmaceutical Co., Ltd.                       75,643
                                                                11,000  Kyowa Hakko Kogyo Co., Ltd.                          71,374
                                                                15,100  Sankyo Co., Ltd.                                    290,254
                                                                 5,500  Santen Pharmaceutical Co., Ltd.                     125,575
                                                                18,000  Shionogi & Co., Ltd.                                232,452
                                                                 7,000  Taisho Pharmaceutical Co., Ltd.                     136,450
                                                                38,000  Takeda Pharmaceutical Co., Ltd.                   1,886,111
                                                                27,600  Yamanouchi Pharmaceutical Co., Ltd.                 943,994
                                                                                                                       -------------
                                                                                                                          4,678,134
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.5%                            27  Japan Prime Realty Investment Corp.                  79,921
                                                                    14  Japan Real Estate Investment Corp. (f)              119,015
                                                                    13  Japan Retail Fund Investment Corp.                  111,569
                                                                 2,300  Leopalace21 Corp.                                    38,254
                                                                54,000  Mitsubishi Estate Co., Ltd.                         595,019
                                                                41,000  Mitsui Fudosan Co., Ltd.                            460,653
                                                                    16  Nippon Building Fund, Inc.                          144,391
                                                                    24  Nomura Real Estate Office Fund, Inc.                182,366
                                                                24,000  Sumitomo Realty & Development Co., Ltd.             269,434
                                                                24,000  Tokyo Tatemono Co., Ltd.                            161,357
                                                                26,000  Tokyu Land Corp.                                    122,715
                                                                                                                       -------------
                                                                                                                          2,284,694
                      --------------------------------------------------------------------------------------------------------------
                      ROAD & RAIL - 0.7%                            41  Central Japan Railway Co.                           317,092
                                                                   175  East Japan Railway Co.                              900,189
                                                                15,000  Keihin Electric Express Railway Co., Ltd.            91,779
                                                                19,000  Keio Electric Railway Co., Ltd.                     102,707
                                                                38,000  Keisei Electric Railway Co., Ltd.                   190,326
                                                                72,000  Kintetsu Corp. (f)                                  219,619
                                                                37,000  Nippon Express Co., Ltd.                            160,942
                                                                25,000  Odakyu Electric Railway Co., Ltd.                   132,208
                                                                42,000  Tobu Railway Co., Ltd.                              152,369
                                                                41,000  Tokyu Corp.                                         184,261
                                                                    98  West Japan Railway Co.                              336,071
                                                                                                                       -------------
                                                                                                                          2,787,563
                      --------------------------------------------------------------------------------------------------------------
                      SEMICONDUCTORS & SEMICONDUCTOR             3,500  Advantest Corp.                                     258,686
                      EQUIPMENT - 0.3%                           2,100  Elpida Memory, Inc.                                  67,846
                                                                 1,200  NEC Electronics Corp.                                54,147
                                                                 4,000  Rohm Co., Ltd.                                      386,247
                                                                 8,000  Sanken Electric Co., Ltd.                           104,467
                                                                 9,200  Tokyo Electron Ltd.                                 487,357
                                                                                                                       -------------
                                                                                                                          1,358,750
                      --------------------------------------------------------------------------------------------------------------
                      SOFTWARE - 0.3%                            4,400  Fuji Soft ABC, Inc.                                 140,565
                                                                 7,300  Hitachi Software Engineering Co., Ltd.              124,181

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                 3,600  Konami Corp.                                       $ 76,022
                                                                 9,000  Namco Ltd.                                          119,881
                                                                 5,400  Nintendo Co., Ltd.                                  565,292
                                                                   900  Oracle Corp. Japan                                   34,031
                                                                 5,500  Trend Micro, Inc.                                   196,056
                                                                                                                       -------------
                                                                                                                          1,256,028
                      --------------------------------------------------------------------------------------------------------------
                      SPECIALTY RETAIL - 0.2%                    2,800  Aoyama Trading Co., Ltd.                             70,625
                                                                 4,500  Autobacs Seven Co., Ltd.                            151,476
                                                                 3,500  Fast Retailing Co., Ltd.                            181,933
                                                                   600  Shimachu Co., Ltd.                                   15,107
                                                                   600  Shimamura Co., Ltd.                                  50,681
                                                                   700  USS Co., Ltd.                                        44,662
                                                                 4,200  Yamada Denki Co., Ltd. (f)                          241,819
                                                                                                                       -------------
                                                                                                                            756,303
                      --------------------------------------------------------------------------------------------------------------
                      TEXTILES, APPAREL & LUXURY GOODS - 0.1%   36,000  Gunze Ltd.                                          161,790
                                                                 1,000  Nisshinbo Industries, Inc.                            8,194
                                                                 8,000  Onward Kashiyama Co., Ltd.                          101,363
                                                                 2,000  Toyobo Co., Ltd.                                      4,675
                                                                 5,000  Wacoal Corp.                                         63,352
                                                                 1,600  World Co., Ltd.                                      56,024
                                                                                                                       -------------
                                                                                                                            395,398
                      --------------------------------------------------------------------------------------------------------------
                      TOBACCO - 0.2%                                49  Japan Tobacco, Inc.                                 654,453
                      --------------------------------------------------------------------------------------------------------------
                      TRADING COMPANIES & DISTRIBUTORS - 0.5%   53,000  Itochu Corp.                                        268,324
                                                                80,000  Marubeni Corp.                                      275,065
                                                                58,000  Mitsubishi Corp.                                    789,315
                                                                47,000  Mitsui & Co., Ltd.                                  445,357
                                                                23,100  Sojitz Holdings Corp.                                99,855
                                                                38,000  Sumitomo Corp.                                      304,864
                                                                                                                       -------------
                                                                                                                          2,182,780
                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION INFRASTRUCTURE - 0.0%       2,000  Kamigumi Co., Ltd.                                   15,450
                                                                 8,000  Mitsubishi Logistics Corp.                           81,942
                                                                                                                       -------------
                                                                                                                             97,392
                      --------------------------------------------------------------------------------------------------------------
                      WIRELESS TELECOMMUNICATION SERVICES
                        - 0.4%                                     115  KDDI Corp.                                          532,398
                                                                   685  NTT DoCoMo, Inc.                                  1,013,807
                                                                                                                       -------------
                                                                                                                          1,546,205
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN JAPAN                     85,190,260
------------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 4.7%    AIR FREIGHT & LOGISTICS - 0.1%            18,370  TNT NV                                              465,922
                      --------------------------------------------------------------------------------------------------------------
                      BEVERAGES - 0.1%                          11,714  Heineken NV                                         362,198
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 0.2%                          11,211  Akzo Nobel NV                                       442,197
                                                                 5,120  DSM NV                                              350,838
                                                                                                                       -------------
                                                                                                                            793,035
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.5%                   82,104  ABN AMRO Holding NV                               2,022,780
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL SERVICES & SUPPLIES - 0.0%      1,086  Randstad Holdings NV                                 37,550
                                                                 7,896  Vedior NV                                           111,462
                                                                                                                       -------------
                                                                                                                            149,012
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIAL SERVICES - 0.6%      6,281  Euronext NV                                         212,839
                                                                81,060  ING Groep NV CVA                                  2,293,429
                                                                                                                       -------------
                                                                                                                          2,506,268
                      --------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.2%                                 105,076  Royal KPN NV                                      $ 882,842

                      --------------------------------------------------------------------------------------------------------------
                      ENERGY EQUIPMENT & SERVICES - 0.0%           228  IHC Caland NV                                        15,651

                      --------------------------------------------------------------------------------------------------------------
                      FOOD & STAPLES RETAILING - 0.1%           70,445  Koninklijke Ahold NV (a)                            579,935
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.5%                       6,433  Royal Numico NV                                     257,632
                                                                27,472  Unilever NV                                       1,784,350
                                                                                                                       -------------
                                                                                                                          2,041,982
                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD DURABLES - 0.4%                 61,680  Koninklijke Philips Electronics NV                1,560,668
                      --------------------------------------------------------------------------------------------------------------
                      IT SERVICES - 0.0%                         3,377  Getronics NV                                         39,906
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.2%                          60,535  Aegon NV                                            784,903
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.2%                              39,460  Reed Elsevier NV                                    550,338
                                                                10,501  VNU NV                                              293,291
                                                                 8,647  Wolters Kluwer NV                                   165,612
                                                                                                                       -------------
                                                                                                                          1,009,241
                      --------------------------------------------------------------------------------------------------------------
                      OFFICE ELECTRONICS - 0.0%                    194  OCE NV                                                2,861
                      --------------------------------------------------------------------------------------------------------------
                      OIL, GAS & CONSUMABLE FUELS - 1.4%        89,924  Royal Dutch Petroleum Co.                         5,878,809

                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.1%                         1,655  Corio NV                                             92,508
                                                                 1,648  Rodamco Europe NV                                   135,172
                                                                   332  Wereldhave NV                                        35,431
                                                                                                                       -------------
                                                                                                                            263,111
                      --------------------------------------------------------------------------------------------------------------
                      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                        - 0.1%                                  24,471  ASML Holding NV (a)                                 385,729

                      --------------------------------------------------------------------------------------------------------------
                      TRADING COMPANIES & DISTRIBUTORS - 0.0%   30,280  Hagemeyer NV (a)                                     71,851

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN THE NETHERLANDS           19,816,704
------------------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND - 0.2%    COMMERCIAL SERVICES & SUPPLIES - 0.0%     23,708  Waste Management NZ Ltd.                            111,018

                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.0%             20,926  Fletcher Building Ltd.                              100,611
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.1%                                  68,034  Telecom Corp. of New Zealand Ltd.                   284,501

                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.1%                 22,289  Contact Energy Ltd.                                 119,416
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%   45,575  Fisher & Paykel Healthcare Corp.                    103,378

                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD DURABLES - 0.0%                 30,232  Fisher & Paykel Appliances Holdings Ltd.             70,468
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.0%                           9,996  Tower Ltd. (a)                                       14,954
                      --------------------------------------------------------------------------------------------------------------
                      MULTILINE RETAIL - 0.0%                   16,257  Warehouse Group Ltd.                                 45,246
                      --------------------------------------------------------------------------------------------------------------
                      PAPER & FOREST PRODUCTS - 0.0%             5,644  Carter Holt Harvey Ltd.                               8,954
                                                                     1  Tenon Ltd.                                                3
                                                                                                                       -------------
                                                                                                                              8,957
                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION INFRASTRUCTURE - 0.0%      64,800  Auckland International Airport Ltd.                 107,760

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN NEW ZEALAND                  966,309
------------------------------------------------------------------------------------------------------------------------------------
NORWAY - 0.7%         AIRLINES - 0.0%                            2,392  SAS AB                                               20,489
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 0.0%                           8,336  Yara International ASA                              132,605
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.1%                   19,915  DNB NOR ASA                                         207,898
                      --------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      COMMERCIAL SERVICES & SUPPLIES - 0.0%      2,598  Tomra Systems ASA                                  $ 10,729

                      --------------------------------------------------------------------------------------------------------------
                      COMMUNICATIONS EQUIPMENT - 0.0%            9,463  Tandberg ASA                                        101,320

                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.1%                                  15,995  Telenor ASA                                         127,832
                                                                 8,900  Telenor ASA (b)                                     213,600
                                                                                                                       -------------
                                                                                                                            341,432
                      --------------------------------------------------------------------------------------------------------------
                      ENERGY EQUIPMENT & SERVICES - 0.0%         3,691  Smedvig ASA Class A (f)                              74,805
                                                                 7,800  Stolt Offshore SA (a)                                71,285
                                                                                                                       -------------
                                                                                                                            146,090
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.1%                       8,570  Orkla ASA                                           315,912
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.0%                           8,611  Storebrand ASA                                       80,673
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.0%                               3,568  Schibsted ASA                                        98,235
                      --------------------------------------------------------------------------------------------------------------
                      OIL, GAS & CONSUMABLE FUELS - 0.4%         3,444  Frontline Ltd.                                      138,017
                                                                 7,859  Norsk Hydro ASA                                     721,252
                                                                37,653  Statoil ASA                                         768,863
                                                                                                                       -------------
                                                                                                                          1,628,132
                      --------------------------------------------------------------------------------------------------------------
                      PAPER & FOREST PRODUCTS - 0.0%             3,089  Norske Skogindustrier ASA                            50,910
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN NORWAY                     3,134,425
------------------------------------------------------------------------------------------------------------------------------------
PORTUGAL - 0.3%       COMMERCIAL BANKS - 0.1%                   25,668  Banco BPI SA                                         97,886
                                                                88,715  Banco Comercial Portugues SA Registered
                                                                          Shares                                            227,695
                                                                 6,793  Banco Espirito Santo SA Registered Shares           106,007
                                                                                                                       -------------
                                                                                                                            431,588
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.0%             15,305  Cimpor Cimentos de Portugal SA                       85,975
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                       - 0.1%                                   31,051  Portugal Telecom SGPS SA Registered Shares          294,721

                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.1%                 57,220  Energias de Portugal SA (f)                         144,089
                      --------------------------------------------------------------------------------------------------------------
                      FOOD & STAPLES RETAILING - 0.0%            4,098  Jeronimo Martins                                     58,791
                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 0.0%           38,364  Sonae SGPS SA                                        52,948
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.0%                               4,230  PT Multimedia Servicos de Telecomunicacoes e
                                                                          Multimedia SGPS SA                                 44,502
                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION INFRASTRUCTURE - 0.0%       7,477  Brisa-Auto Estradas de Portugal SA Private
                                                                          Shares                                             58,748

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN PORTUGAL                   1,171,362
------------------------------------------------------------------------------------------------------------------------------------
SINGAPORE - 0.8%      AEROSPACE & DEFENSE - 0.0%                56,213  Singapore Technologies Engineering Ltd.              80,623
                      --------------------------------------------------------------------------------------------------------------
                      AIR FREIGHT & LOGISTICS - 0.0%           138,954  Singapore Post Ltd.                                  81,941
                      --------------------------------------------------------------------------------------------------------------
                      AIRLINES - 0.1%                           17,582  Singapore Airlines Ltd.                             116,706
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.3%                   58,109  DBS Group Holdings Ltd.                             492,478
                                                                36,598  Oversea-Chinese Banking Corp.                       251,607
                                                                64,572  United Overseas Bank Ltd.                           543,426
                                                                                                                       -------------
                                                                                                                          1,287,511
                      --------------------------------------------------------------------------------------------------------------
                      COMPUTERS & PERIPHERALS - 0.0%             5,907  Creative Technology Ltd.                             38,860
                      --------------------------------------------------------------------------------------------------------------
                      DISTRIBUTORS - 0.0%                        3,331  Jardine Cycle & Carriage Ltd.                        26,256
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIAL SERVICES - 0.0%     82,000  Singapore Exchange Ltd.                             102,542

                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.1%                                 266,803  Singapore Telecommunications Ltd.                   436,423

                      --------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &
                      Instruments - 0.0%                         5,000  Venture Corp. Ltd.                                 $ 47,413

                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE PROVIDERS & SERVICES - 0.0%   83,000  Parkway Holdings Ltd.                                92,479

                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 0.0%       2,631  Overseas Union Enterprise Ltd.                       14,190

                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 0.1%            3,836  Fraser and Neave Ltd.                                35,693
                                                                 1,766  Haw Par Corp. Ltd.                                    5,390
                                                                41,914  Keppel Corp. Ltd.                                   310,511
                                                                22,704  SembCorp Industires Ltd.                             35,927
                                                                                                                       -------------
                                                                                                                            387,521
                      --------------------------------------------------------------------------------------------------------------
                      MACHINERY - 0.1%                         107,427  SembCorp Marine Ltd.                                167,447
                      --------------------------------------------------------------------------------------------------------------
                      MARINE - 0.0%                             50,501  Cosco Corp. Singapore Ltd.                           58,064
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.0%                              36,116  Singapore Press Holdings Ltd.                        92,040
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.1%                       126,833  CapitaLand Ltd. (f)                                 178,903
                                                                29,535  City Developments Ltd.                              131,282
                                                                 6,457  United Overseas Land Ltd.                             8,725
                                                                                                                       -------------
                                                                                                                            318,910
                      --------------------------------------------------------------------------------------------------------------
                      ROAD & RAIL - 0.0%                       104,816  ComfortDelgro Corp. Ltd.                            104,984
                      --------------------------------------------------------------------------------------------------------------
                      SEMICONDUCTORS & SEMICONDUCTOR
                      EQUIPMENT - 0.0%                          89,002  Chartered Semiconductor Manufacturing Ltd.(a)        70,155
                                                                 1,120  Chartered Semiconductor Manufacturing
                                                                        Ltd. (a)(b)
                                                                                                                              8,613
                                                                                                                       -------------
                                                                                                                             78,768
                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION INFRASTRUCTURE - 0.0%      36,085  SembCorp Logistics Ltd.                              36,784

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN SINGAPORE                  3,569,462
------------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 0.1%   BEVERAGES - 0.1%                          35,782  SABMiller Plc                                       558,953
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN SOUTH AFRICA                 558,953
------------------------------------------------------------------------------------------------------------------------------------
SPAIN - 3.8%          AIRLINES - 0.0%                           31,929  Iberia Lineas Aereas de Espana                       91,612
                      --------------------------------------------------------------------------------------------------------------
                      BIOTECHNOLOGY - 0.0%                      15,416  Zeltia SA (f)                                       104,515
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 1.4%                  144,754  Banco Bilbao Vizcaya Argentaria SA                2,236,151
                                                                48,525  Banco Popular Espanol SA (a)                        586,882
                                                               252,454  Banco Santander Central Hispano SA                2,931,034
                                                                                                                       -------------
                                                                                                                          5,754,067
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION & ENGINEERING - 0.2%         13,307  ACS Actividades de Construccion y
                                                                          Servicios, SA                                     372,789
                                                                   446  Acciona SA                                           44,276
                                                                 2,428  Fomento de Construcciones y Contratas SA            136,950
                                                                 3,360  Grupo Ferrovial SA                                  216,814
                                                                 5,086  Sacyr Vallehermoso SA                               120,007
                                                                                                                       -------------
                                                                                                                            890,836
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION            196,291  Telefonica SA                                     3,217,646
                      SERVICES - 0.8%                            1,124  Telefonica SA (b)                                    54,975
                                                                                                                       -------------
                                                                                                                          3,272,621
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.6%                 47,745  Endesa SA                                         1,121,950
                                                                35,281  Iberdrola SA                                        931,999
                                                                 8,894  Union Fenosa SA                                     271,450
                                                                                                                       -------------
                                                                                                                          2,325,399
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRICAL EQUIPMENT - 0.0%                5,077  Gamesa Corp. Tecnologica SA                          68,902
                      --------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.1%                       7,543  Gas Natural SDG SA                                $ 222,637
                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 0.0%       7,812  NH Hoteles SA                                       107,344

                      --------------------------------------------------------------------------------------------------------------
                      IT SERVICES - 0.1%                        15,396  Amadeus Global Travel Distribution SA A             134,762
                                                                11,782  Indra Sistemas SA                                   233,500
                                                                                                                       -------------
                                                                                                                            368,262
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.0%                           8,309  Corporacion Mapfre SA                               124,434
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.1%                               6,752  Antena 3 de Television SA                           135,203
                                                                   664  Sogecable SA (a)                                     23,626
                                                                10,902  Telefonica Publicidad e Informacion, SA              95,426
                                                                                                                       -------------
                                                                                                                            254,255
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.0%                    10,980  Acerinox SA (f)                                     149,812
                      --------------------------------------------------------------------------------------------------------------
                      OIL, GAS & CONSUMABLE FUELS - 0.2%        41,133  Repsol YPF SA                                     1,053,722

                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.0%                         1,852  Metrovacesa SA                                      109,237
                      --------------------------------------------------------------------------------------------------------------
                      SPECIALTY RETAIL - 0.0%                    7,341  Inditex SA (f)                                      189,124
                      --------------------------------------------------------------------------------------------------------------
                      TOBACCO - 0.1%                            15,199  Altadis SA                                          637,953
                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION INFRASTRUCTURE - 0.2%       6,404  Abertis Infraestructuras SA                         163,356
                                                                 6,800  Cintra Concesiones de Infraestructuras
                                                                          de Transporte SA                                   79,937
                                                                                                                       -------------
                                                                                                                            243,293
                      --------------------------------------------------------------------------------------------------------------
                      WATER UTILITIES - 0.0%                     3,530  Sociedad General de Aguas de Barcelona SA
                                                                          Class A                                            76,156
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN SPAIN                     16,044,181
------------------------------------------------------------------------------------------------------------------------------------
SWEDEN - 2.2%         AIRLINES - 0.0%                            1,680  SAS AB                                               14,329
                      --------------------------------------------------------------------------------------------------------------
                      AUTO COMPONENTS - 0.0%                     6,944  Trelleborg AB Class B                               103,151
                      --------------------------------------------------------------------------------------------------------------
                      BUILDING PRODUCTS - 0.1%                  18,498  Assa Abloy AB B                                     238,066
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.4%                  103,373  Nordea Bank AB                                      939,881
                                                                24,798  Skandinaviska Enskilda Banken AB Class A            412,826
                                                                19,957  Svenska Handelsbanken Class A                       407,627
                                                                                                                       -------------
                                                                                                                          1,760,334
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL SERVICES & SUPPLIES - 0.1%     18,496  Securitas AB                                        309,098

                      --------------------------------------------------------------------------------------------------------------
                      COMMUNICATIONS EQUIPMENT - 0.5%          627,423  Telefonaktiebolaget LM Ericsson                   2,016,701
                                                                 1,407  Telefonaktiebolaget LM Ericsson (b)                  44,954
                                                                                                                       -------------
                                                                                                                          2,061,655
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION & ENGINEERING - 0.0%         17,922  Skanska AB Class B                                  221,473

                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIAL SERVICES - 0.0%      1,010  OMX AB                                               11,511

                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.1%                                  18,966  Tele2 AB                                            178,513
                                                                53,260  TeliaSonera AB                                      254,400
                                                                                                                       -------------
                                                                                                                            432,913
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%    2,151  Getinge AB Class B                                   29,336

                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE PROVIDERS & SERVICES - 0.0%    4,167  Gambro AB Class A                                    55,763
                                                                 3,981  Gambro AB Class B                                    53,274
                                                                                                                       -------------
                                                                                                                            109,037
                      --------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.1%                 15,168  Electrolux AB Series B                            $ 323,407
                      --------------------------------------------------------------------------------------------------------------
                      IT SERVICES - 0.0%                         4,275  WM-data AB Class B                                   10,785
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.1%                          55,968  Skandia Forsakrings AB                              307,471
                      --------------------------------------------------------------------------------------------------------------
                      MACHINERY - 0.5%                           5,967  Alfa Laval AB                                        86,346
                                                                13,962  Atlas Copco AB Class A                              221,706
                                                                 8,016  Atlas Copco AB Class B                              115,483
                                                                26,500  SKF AB Class B                                      271,483
                                                                11,547  Sandvik AB                                          429,559
                                                                 3,295  Scania AB Class B                                   121,522
                                                                 3,880  Volvo AB Class A                                    153,035
                                                                12,629  Volvo AB Class B                                    514,285
                                                                                                                       -------------
                                                                                                                          1,913,419
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.0%                               5,496  Eniro AB                                             62,639
                                                                 2,810  Modern Times Group AB Class B (a)                    86,183
                                                                                                                       -------------
                                                                                                                            148,822
                      --------------------------------------------------------------------------------------------------------------
                      PAPER & FOREST PRODUCTS - 0.1%               277  Billerud AB                                           3,317
                                                                   945  Holmen AB Class B                                    25,534
                                                                10,718  Svenska Cellulosa AB Class B                        343,132
                                                                                                                       -------------
                                                                                                                            371,983
                      --------------------------------------------------------------------------------------------------------------
                      SPECIALTY RETAIL - 0.2%                   19,602  Hennes & Mauritz AB B Shares                        690,304
                      --------------------------------------------------------------------------------------------------------------
                      TOBACCO - 0.0%                            20,550  Swedish Match AB                                    233,554
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN SWEDEN                     9,290,648
------------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 6.7%    BIOTECHNOLOGY - 0.1%                         355  Serono SA                                           226,950
                      --------------------------------------------------------------------------------------------------------------
                      BUILDING PRODUCTS - 0.0%                      90  Geberit AG Registered Shares                         57,607
                      --------------------------------------------------------------------------------------------------------------
                      CAPITAL MARKETS - 1.5%                    55,312  Credit Suisse Group                               2,182,516
                                                                51,492  UBS AG Registered Shares                          4,019,358
                                                                                                                       -------------
                                                                                                                          6,201,874
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 0.3%                           3,446  Ciba Specialty Chemicals AG Registered Shares       200,934
                                                                10,389  Clariant AG                                         138,266
                                                                   198  Givaudan                                            115,221
                                                                 2,482  Lonza Group AG Registered Shares                    137,458
                                                                 5,443  Syngenta AG                                         560,403
                                                                                                                       -------------
                                                                                                                          1,152,282
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL SERVICES & SUPPLIES - 0.1%      4,763  Adecco SA Registered Shares                         217,125
                                                                   218  SGS SA                                              149,831
                                                                                                                       -------------
                                                                                                                            366,956
                      --------------------------------------------------------------------------------------------------------------
                      COMPUTERS & PERIPHERALS - 0.0%             4,470  Logitech International SA                           143,754
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.1%              7,704  Holcim Ltd.                                         469,059
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.1%                                   1,364  Swisscom AG                                         445,049

                      --------------------------------------------------------------------------------------------------------------
                      ELECTRICAL EQUIPMENT - 0.1%               88,063  ABB Ltd.                                            577,417
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%  2,650  Kudelski SA                                          97,014

                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 1.2%                      18,873  Nestle SA Registered Shares                       4,832,054
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%      850  Nobel Biocare Holding AG                            172,508
                                                                 2,889  Phonak Holding AG Registered Shares                 108,470
                                                                   207  Straumann Holding AG Registered Shares               43,142
                                                                 2,128  Synthes, Inc.                                       233,713
                                                                                                                       -------------
                                                                                                                            557,833
                      --------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 0.0%          35  Kuoni Reisen Holding AG Registered Shares          $ 14,220

                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.5%                          16,617  Swiss Reinsurance Registered Shares               1,022,106
                                                                 6,392  Zurich Financial Services AG                      1,101,673
                                                                                                                       -------------
                                                                                                                          2,123,779
                      --------------------------------------------------------------------------------------------------------------
                      MACHINERY - 0.0%                              40  Schindler Holding AG Participation
                                                                          Certificates                                       14,456
                                                                   282  Sulzer AG                                           116,445
                                                                                                                       -------------
                                                                                                                            130,901
                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 2.3%                   112,915  Novartis AG Registered Shares                     5,380,892
                                                                33,803  Roche Holding AG                                  4,279,796
                                                                                                                       -------------
                                                                                                                          9,660,688
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.0%                         2,445  PSP Swiss Property AG                               106,114
                      --------------------------------------------------------------------------------------------------------------
                      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                        - 0.1%                                   1,719  Micronas Semiconductor Holding AG Registered
                                                                          Shares                                             65,078
                                                                   880  Unaxis Holding AG                                   120,896
                                                                                                                       -------------
                                                                                                                            185,974
                      --------------------------------------------------------------------------------------------------------------
                      TEXTILES, APPAREL & LUXURY GOODS - 0.2%   21,608  Compagnie Financiere Richemont AG                   726,957
                                                                 1,575  Swatch Group AG B                                   221,294
                                                                 2,276  Swatch Group AG Registered Shares                    65,112
                                                                                                                       -------------
                                                                                                                          1,013,363
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN SWITZERLAND               28,362,888
------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM
  - 23.7%             AEROSPACE & DEFENSE - 0.3%               157,764  BAE Systems Plc                                     811,584
                                                                 3,528  Cobham Plc                                           89,481
                                                                 5,374  Meggitt Plc                                          27,236
                                                                85,217  Rolls-Royce Group Plc                               438,763
                                                                                                                       -------------
                                                                                                                          1,367,064
                      --------------------------------------------------------------------------------------------------------------
                      AIR FREIGHT & LOGISTICS - 0.1%            20,132  Exel  Plc                                           306,364
                      --------------------------------------------------------------------------------------------------------------
                      AIRLINES - 0.0%                           29,636  British Airways Plc (a)                             139,973
                      --------------------------------------------------------------------------------------------------------------
                      AUTO COMPONENTS - 0.0%                    26,018  GKN Plc                                             120,320
                      --------------------------------------------------------------------------------------------------------------
                      AUTOMOBILES - 0.0%                         1,025  TI Automotive Ltd. A (a)                                  0
                      --------------------------------------------------------------------------------------------------------------
                      BEVERAGES - 0.5%                         137,468  Diageo Plc                                        2,027,893
                                                                29,507  Scottish & Newcastle Plc                            245,275
                                                                                                                       -------------
                                                                                                                          2,273,168
                      --------------------------------------------------------------------------------------------------------------
                      BUILDING PRODUCTS - 0.1%                  19,884  BPB Plc                                             188,540
                                                                53,235  Pilkington Plc                                      114,266
                                                                                                                       -------------
                                                                                                                            302,806
                      --------------------------------------------------------------------------------------------------------------
                      CAPITAL MARKETS - 0.3%                    27,983  3i Group Plc                                        340,069
                                                                26,671  Amvescap Plc                                        159,194
                                                                 2,797  Close Brothers Group Plc                             36,924
                                                                12,596  ICAP Plc                                             67,055
                                                                16,296  Man Group Plc                                       422,662
                                                                 4,105  Schroders Plc                                        55,700
                                                                                                                       -------------
                                                                                                                          1,081,604
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 0.2%                          25,167  BOC Group Plc                                       452,907
                                                                     1  Filtrona Plc                                              2
                                                                55,975  Imperial Chemical Industries Plc                    254,842
                                                                 8,117  Johnson Matthey Plc                                 155,240
                                                                                                                       -------------
                                                                                                                            862,991
                      --------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 4.8%                  286,690  Barclays Plc                                    $ 2,854,567
                                                               174,059  HBOS Plc                                          2,684,671
                                                               501,464  HSBC Holdings Plc                                 7,999,695
                                                               237,696  Lloyds TSB Group Plc                              2,015,239
                                                                 2,530  Lloyds TSB Group Plc (b)                             86,146
                                                               144,105  Royal Bank of Scotland Group Plc                  4,354,921
                                                                                                                       -------------
                                                                                                                         19,995,239
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL SERVICES & SUPPLIES - 0.2%     44,302  Brambles Industries Plc                             242,990
                                                                24,611  Capita Group Plc                                    162,338
                                                                26,991  Group 4 Securicor Plc                                71,118
                                                                64,193  Hays Plc                                            149,005
                                                                 1,493  Intertek Group Plc                                   18,786
                                                                67,222  Rentokil Initial Plc                                192,485
                                                                 2,405  Serco Group Plc                                      10,993
                                                                                                                       -------------
                                                                                                                            847,715
                      --------------------------------------------------------------------------------------------------------------
                      COMMUNICATIONS EQUIPMENT - 0.0%            5,298  Marconi Corp. Plc (a)                                28,679

                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION & ENGINEERING - 0.1%         12,050  Amec Plc                                             71,276
                                                                24,840  Balfour Beatty Plc                                  147,263
                                                                                                                       -------------
                                                                                                                            218,539
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.1%             39,289  Hanson Plc                                          377,819
                      --------------------------------------------------------------------------------------------------------------
                      CONSUMER FINANCE - 0.1%                    7,713  Cattles Plc                                          42,581
                                                                14,009  Provident Financial Plc                             180,291
                                                                                                                       -------------
                                                                                                                            222,872
                      --------------------------------------------------------------------------------------------------------------
                      CONTAINERS & PACKAGING - 0.0%             20,343  Rexam Plc                                           175,663
                      --------------------------------------------------------------------------------------------------------------
                      DISTRIBUTORS - 0.0%                        1,845  Inchcape Plc                                         68,026
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIAL SERVICES - 0.0%     16,913  London Stock Exchange Plc                           149,001

                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION SERVICES
                        - 0.4%                                     900  BT Group Plc                                         37,440
                                                               353,190  BT Group Plc                                      1,456,062
                                                               117,864  Cable & Wireless Plc                                314,783
                                                                                                                       -------------
                                                                                                                          1,808,285
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.4%                 45,161  Scottish & Southern Energy Plc                      820,005
                                                                77,881  Scottish Power Plc                                  693,098
                                                                   993  Scottish Power Plc (b)                               35,351
                                                                                                                       -------------
                                                                                                                          1,548,454
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRONIC EQUIPMENT & INSTRUMENTS        18,858  Electrocomponents Plc                                81,293
                        - 0.0%                                   4,902  Premier Farnell Plc                                  14,190
                                                                                                                       -------------
                                                                                                                             95,483
                      --------------------------------------------------------------------------------------------------------------
                      FOOD & STAPLES RETAILING - 0.6%           42,893  Boots Group Plc                                     468,217
                                                                56,272  J Sainsbury Plc                                     287,714
                                                               339,896  Tesco Plc                                         1,941,958
                                                                                                                       -------------
                                                                                                                          2,697,889
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.6%                      95,046  Cadbury Schweppes Plc                               908,039
                                                                24,308  Tate & Lyle Plc                                     207,831
                                                               114,603  Unilever Plc                                      1,106,179
                                                                                                                       -------------
                                                                                                                          2,222,049
                      --------------------------------------------------------------------------------------------------------------
                      GAS UTILITIES - 0.2%                     200,818  Centrica Plc                                        834,192
                      --------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                      HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%    3,902  SSL International Plc                              $ 19,793
                                                                49,872  Smith & Nephew Plc                                  492,552
                                                                                                                       -------------
                                                                                                                            512,345
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE PROVIDERS & SERVICES - 0.0%    6,950  Alliance Unichem Plc                                105,826

                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 0.6%       9,132  Carnival Plc                                        518,391
                                                               121,886  Compass Group Plc                                   512,319
                                                                13,810  Enterprise Inns Plc                                 206,445
                                                                68,118  Hilton Group Plc                                    349,503
                                                                27,519  Intercontinental Hotels Group Plc                   347,503
                                                                30,006  Mitchells & Butlers Plc                             179,772
                                                                 6,594  Punch Taverns Plc                                    86,636
                                                                21,215  Rank Group Plc                                      102,291
                                                                 9,436  Whitbread Plc                                       161,354
                                                                22,125  William Hill Plc                                    213,953
                                                                                                                       -------------
                                                                                                                          2,678,167
                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD DURABLES - 0.2%                  9,646  Barratt Developments  Plc                           123,882
                                                                   788  Bellway Plc                                          12,189
                                                                 2,907  Berkeley Group Holdings Plc                          47,677
                                                                10,998  Persimmon Plc                                       153,960
                                                                38,566  Taylor Woodrow Plc                                  233,477
                                                                20,870  Wimpey George Plc                                   164,222
                                                                                                                       -------------
                                                                                                                            735,407
                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD PRODUCTS - 0.2%                 31,325  Reckitt Benckiser Plc                               923,636
                      --------------------------------------------------------------------------------------------------------------
                      IT SERVICES - 0.0%                        30,199  LogicaCMG Plc                                        94,456
                      --------------------------------------------------------------------------------------------------------------
                      INDEPENDENT POWER PRODUCERS & ENERGY
                        TRADERS - 0.1%                          84,659  International Power Plc                             312,596

                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 0.1%           26,012  Smiths Group Plc                                    428,482
                                                                34,739  Tomkins Plc                                         162,829
                                                                                                                       -------------
                                                                                                                            591,311
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.8%                         111,671  Aviva Plc                                         1,245,015
                                                                70,102  Friends Provident Plc                               228,689
                                                               249,729  Legal & General Group Plc                           514,767
                                                               119,956  Prudential Plc                                    1,067,004
                                                               106,903  Royal & Sun Alliance Insurance Group                160,479
                                                                                                                       -------------
                                                                                                                          3,215,954
                      --------------------------------------------------------------------------------------------------------------
                      INTERNET & CATALOG RETAIL - 0.2%          53,200  GUS Plc                                             839,624
                      --------------------------------------------------------------------------------------------------------------
                      MACHINERY - 0.0%                           9,108  FKI Plc                                              15,877
                                                                11,268  IMI Plc                                              84,222
                                                               206,804  Invensys Plc (a)                                     38,922
                                                                                                                       -------------
                                                                                                                            139,021
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 1.0%                              82,068  Aegis Group Plc                                     146,366
                                                                65,694  British Sky Broadcasting Plc                        621,143
                                                                11,034  Daily Mail & General Trust                          130,039
                                                                42,821  EMI Group Plc                                       194,955
                                                                 9,612  Emap Plc                                            134,041
                                                               175,600  ITV Plc                                             387,145
                                                                39,399  Pearson Plc                                         464,328

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  COMMON STOCKS                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                61,545  Reed Elsevier Plc                                 $ 589,636
                                                                75,204  Reuters Group Plc                                   532,453
                                                                11,407  Trinity Mirror Plc                                  126,358
                                                                15,879  United Business Media Plc                           141,032
                                                                62,287  WPP Group Plc                                       641,403
                                                                25,811  Yell Group Plc                                      196,740
                                                                                                                       -------------
                                                                                                                          4,305,639
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 1.1%                    65,309  Anglo American Plc                                1,532,344
                                                               104,765  BHP Billiton Plc                                  1,337,026
                                                               194,761  Corus Group Plc (a)                                 146,621
                                                                49,431  Rio Tinto Plc Registered Shares                   1,513,320
                                                                                                                       -------------
                                                                                                                          4,529,311
                      --------------------------------------------------------------------------------------------------------------
                      MULTI-UTILITIES - 0.5%                   152,630  National Grid Transco Plc                         1,480,065
                                                                27,711  United Utilities Plc                                327,823
                                                                16,498  United Utilities Plc Class A                         97,586
                                                                                                                       -------------
                                                                                                                          1,905,474
                      --------------------------------------------------------------------------------------------------------------
                      MULTILINE RETAIL - 0.2%                   83,957  Marks & Spencer Group Plc                           542,508
                                                                15,628  Next Plc                                            422,704
                                                                                                                       -------------
                                                                                                                            965,212
                      --------------------------------------------------------------------------------------------------------------
                      OIL, GAS & CONSUMABLE FUELS - 3.7%       175,855  BG Group Plc                                      1,446,808
                                                               932,720  BP Plc                                            9,713,395
                                                                 3,849  BP Plc (b)                                          240,101
                                                               432,470  Shell Transport & Trading Co. Plc                 4,207,261
                                                                                                                       -------------
                                                                                                                         15,607,565
                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 2.2%                    72,371  AstraZeneca Plc                                   2,997,838
                                                               260,871  GlaxoSmithKline Plc                               6,317,202
                                                                   800  GlaxoSmithKline Plc (b)                              38,808
                                                                                                                       -------------
                                                                                                                          9,353,848
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.4%                        30,295  British Land Co. Plc                                475,684
                                                                11,899  Hammerson Plc                                       189,714
                                                                20,624  Land Securities Group Plc                           513,844
                                                                 9,912  Liberty International Plc                           172,070
                                                                18,432  Slough Estates Plc                                  172,294
                                                                                                                       -------------
                                                                                                                          1,523,606
                      --------------------------------------------------------------------------------------------------------------
                      ROAD & RAIL - 0.1%                        16,203  Firstgroup Plc                                       95,624
                                                                 2,119  National Express Group Plc                           34,525
                                                                33,050  Stagecoach Group Plc                                 69,903
                                                                                                                       -------------
                                                                                                                            200,052
                      --------------------------------------------------------------------------------------------------------------
                      SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.0%                        84,638  ARM Holdings Plc                                    171,810

                      --------------------------------------------------------------------------------------------------------------
                      SOFTWARE - 0.1%                           21,437  Misys Plc                                            91,450
                                                                66,142  Sage Group Plc                                      265,267
                                                                                                                       -------------
                                                                                                                            356,717
                      --------------------------------------------------------------------------------------------------------------
                      SPECIALTY RETAIL - 0.3%                   72,099  Dixons Group Plc                                    202,896
                                                                 3,700  HMV Group Plc                                        15,685
                                                                32,023  Kesa Electricals Plc                                160,431
                                                               128,975  Kingfisher Plc                                      568,701
                                                                24,999  MFI Furniture Plc                                    49,626

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                               SHARES
COUNTRY               INDUSTRY*                                  HELD  COMMON STOCKS                                          VALUE
----------------------------------------------------------------------------------------------------------------------------------
                                                                79,661  Signet Group Plc                                  $ 155,281
                                                                 2,201  Travis Perkins Plc                                   68,567
                                                                                                                       -------------
                                                                                                                          1,221,187
                      --------------------------------------------------------------------------------------------------------------
                      TOBACCO - 0.6%                            77,395  British American Tobacco Plc                      1,492,687
                                                                22,911  Gallaher Group Plc                                  340,441
                                                                29,513  Imperial Tobacco Group Plc                          795,089
                                                                                                                       -------------
                                                                                                                          2,628,217
                      --------------------------------------------------------------------------------------------------------------
                      TRADING COMPANIES & DISTRIBUTORS
                        - 0.2%                                  21,500  Bunzl Plc                                           200,781
                                                                29,669  Wolseley Plc                                        624,331
                                                                                                                       -------------
                                                                                                                            825,112
                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION INFRASTRUCTURE - 0.2%      11,911  Associated British Ports Holdings Plc               105,254
                                                                58,413  BAA Plc                                             649,150
                                                                12,221  BBA Group Plc                                        67,578
                                                                29,716  The Peninsular and Oriental Steam Navigation
                                                                          Co.                                               168,980
                                                                                                                       -------------
                                                                                                                            990,962
                      --------------------------------------------------------------------------------------------------------------
                      WATER UTILITIES - 0.1%                    15,133  Kelda Group Plc                                     189,468
                                                                12,768  Severn Trent Plc                                    232,749
                                                                                                                       -------------
                                                                                                                            422,217
                      --------------------------------------------------------------------------------------------------------------
                      WIRELESS TELECOMMUNICATION SERVICES
                        - 1.7%                               2,759,271  Vodafone Group Plc                                6,726,310
                                                                12,490  Vodafone Group Plc (b)                              303,757
                                                                                                                       -------------
                                                                                                                          7,030,067
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN THE UNITED KINGDOM        99,929,534
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.0%                               1,520  News Corp. Class A                                   24,594
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCKS IN THE UNITED STATES             24,594
------------------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN COMMON STOCKS
                                                                        (COST - $353,576,514) - 94.6%
                                                                                                                        398,098,905
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                        EXCHANGE-TRADED FUNDS
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.1%                                             6,000  iShares MSCI EAFE Index Fund                        313,860

                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN EXCHANGE-TRADED FUNDS
                                                                           (COST - $232,840) - 0.1%                         313,860
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                        PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%        Automobiles - 0.1%                           428  Porsche AG, .73%                                    322,109
                                                                 5,476  Volkswagen AG, 4.35%                                194,378
                                                                                                                       -------------
                                                                                                                            516,487
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 0.1%                           2,828  Henkel KGaA, 1.75%                                  253,424
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE PROVIDERS & SERVICES - 0.0%      542  Fresenius Medical Care AG, 2.30%                     37,796

                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.0%                               5,512  ProSieben SAT.1 Media AG, 2.24%                      94,959
                      --------------------------------------------------------------------------------------------------------------
                      MULTI-UTILITIES - 0.0%                     2,033  RWE AG, 3.50%                                       116,368
------------------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN PREFERRED STOCKS             1,019,034
                                                                        (COST - $835,332) - 0.2%
------------------------------------------------------------------------------------------------------------------------------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005                    (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                SHARES
COUNTRY               INDUSTRY*                                   HELD  WARRANTS (C)                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
France - 0.0%         Food & Staples                               133  Casino Guichard Perrachon SA
                      Retailing - 0.0%                                    (expires 12/15/2005)                                   $ 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN WARRANTS
                                                                        (COST - $802) - 0.0%                                       8
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                        RIGHTS
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.0%      Commercial Banks - 0.0%                    7,319  Oversea-Chinese Banking Corp. (h)                     27,978
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL RIGHTS IN SINGAPORE                             27,978
------------------------------------------------------------------------------------------------------------------------------------
SPAIN - 0.0%          CONSTRUCTION & ENGINEERING - 0.0%          5,086  Sacyr Vallehermoso SA (d)                              3,756
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.0%                         1,852  Metrovacesa SA (g)                                    10,045
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL RIGHTS IN SPAIN                                 13,801
------------------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN RIGHTS
                                                                        (COST - $1,690) - 0.0%                                41,779
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                            BENEFICIAL
                                                              INTEREST  SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                     USD     8,676,684  Merrill Lynch Liquidity Series, LLC Cash
                                                                          Sweep Series I (e)                               8,676,684
------------------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                                                        (COST - $8,676,684) - 2.1%                         8,676,684
------------------------------------------------------------------------------------------------------------------------------------

                                                              TOTAL INVESTMENTS (COST - $363,323,862**)  - 97.0%         408,150,270
                                                              OTHER ASSETS LESS LIABILITIES - 3.0%                        12,808,549
                                                                                                                       -------------
                                                              NET ASSETS - 100.0%                                       $420,958,819
                                                                                                                       =============


* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:


     Aggregate cost                                    $ 366,241,147
                                                      ==============
     Gross unrealized appreciation                     $  53,183,487
     Gross unrealized depreciation                       (11,274,364)
                                                      --------------
     Net unrealized appreciation                       $  41,909,123
                                                      ==============

(a)  Non-income producing security.

(b)  Depositary Receipts.

(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d)  The rights may be exercised until 7/12/2005.

(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

     ----------------------------------------------------------------------------------------
     AFFILIATE                                                  NET ACTIVITY  INTEREST INCOME
     ----------------------------------------------------------------------------------------
     Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $ 5,915,777     $ 129,823
     ----------------------------------------------------------------------------------------

(f)  Security, or a portion of security, is on loan.

(g)  The rights may be exercised until 7/11/2005.

(h)  The rights may be exercised until 7/01/2005.

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------


      Financial futures contracts purchased as of June 30, 2005 were as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                                                       UNREALIZED
 NUMBER OF                                                             EXPIRATION         FACE        APPRECIATION
 CONTRACTS      ISSUE                             EXCHANGE               DATE             VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
   134          DJ Euro Stoxx 50                   Eurex           September 2005     $ 5,106,999        $  81,040
   49           FTSE 100 Index Future              LIFFE           September 2005     $ 4,429,961           68,219
   18           Hang Seng Index Future           Hong Kong              July 2005     $ 1,649,318           (4,302)
   58           OMX Stock Index Future             Tokyo                July 2005     $   608,281            2,621
    1           S&P/MIB Index                      Eurex           September 2005     $   196,232             (463)
   30           SPI 200 Index Future               Sydney          September 2005     $ 2,428,404           14,408
   59           TOPIX Index Future                 Tokyo           September 2005     $ 6,099,249          154,293
-------------------------------------------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION - NET                                                                      $ 315,815
                                                                                                         =========

      Forward foreign exchange contracts as of June 30, 2005 were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
FOREIGN CURRENCY                                                                                                APPRECIATION
PURCHASED                                                   SETTLEMENT DATE                                     (DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
AUD                          475,000                            July 2005                                       $   (2,505)
CHF                        1,760,000                            July 2005                                          (31,898)
EUR                        3,250,000                            July 2005                                          (41,415)
GBP                        1,680,000                            July 2005                                          (59,493)
HKD                          550,000                            July 2005                                               56
JPY                      356,600,000                            July 2005                                         (107,129)
SEK                          975,000                            July 2005                                           (4,379)
---------------------------------------------------------------------------------------------------------------------------
TOTAL UNREALIZED DEPRECIATION ON FORWARD FOREIGN EXCHANGE CONTRACTS - NET (USD COMMITMENT - $12,345,557)        $ (246,763)
                                                                                                                ============

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
FOREIGN                                                                                                          APPRECIATION
CURRENCY SOLD                                               SETTLEMENT DATE                                     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
AUD                          145,000                            July 2005                                       $      880
CHF                          170,000                            July 2005                                            2,264
EUR                          575,000                            July 2005                                            5,645
GBP                          280,000                            July 2005                                            8,354
HKD                          550,000                            July 2005                                              (49)
JPY                       48,000,000                            July 2005                                           12,725
SEK                          450,000                            July 2005                                            1,575
------------------------------------------------------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE CONTRACTS - NET (USD COMMITMENT - $2,034,589)         $    31,394
                                                                                                                ============


Currency Denominations:

  AUD  Australian Dollar
  CHF  Swiss Franc
  EUR  Euro
  GBP  British Pound Sterling
  HKD  Hong Kong Dollar
  JPY  Japanese Yen
  SEK  Swedish Krona
  USD  U.S. Dollar

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ADVERTISING AGENCIES - 0.7%                                  10,235  Advo, Inc.                                  $          325,985
                                                             17,000  aQuantive, Inc. (d)                                    301,240
                                                             15,600  Catalina Marketing Corp.                               396,396
                                                              5,100  Greenfield Online, Inc. (d)                             61,965
                                                              5,700  Intermix Media, Inc. (d)                                47,709
                                                              4,700  Marchex, Inc. Class B (d)                               70,688
                                                             16,000  Valassis Communications, Inc. (d)                      592,800
                                                             25,800  Valueclick, Inc. (d)                                   318,114
                                                              9,300  Ventiv Health, Inc. (d)                                179,304
                                                                                                                 ------------------
                                                                                                                          2,294,201
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.5%                                              1,800  ARGON ST, Inc. (d)                                      63,900
                                                              6,434  Curtiss-Wright Corp.                                   347,114
                                                              6,426  Heico Corp.                                            150,433
                                                              2,000  MTC Technologies, Inc. (d)                              73,660
                                                             11,313  Moog, Inc. Class A (d)                                 356,246
                                                             16,635  Orbital Sciences Corp. (d)                             164,687
                                                             10,934  Teledyne Technologies, Inc. (d)                        356,230
                                                              3,900  United Industrial Corp.                                139,386
                                                                                                                 ------------------
                                                                                                                          1,651,656
-----------------------------------------------------------------------------------------------------------------------------------
AGRICULTURE FISHING & RANCHING - 0.2%                         1,100  Alico, Inc.                                             56,573
                                                              1,100  The Andersons, Inc.                                     39,391
                                                             11,828  Delta & Pine Land Co.                                  296,410
                                                             14,000  Gold Kist, Inc. (d)                                    302,120
                                                                                                                 ------------------
                                                                                                                            694,494
-----------------------------------------------------------------------------------------------------------------------------------
AIR TRANSPORT - 0.8%                                         11,268  AAR Corp. (d)                                          177,020
                                                             14,100  ABX Air, Inc. (d)                                      114,915
                                                             25,820  Airtran Holdings, Inc. (d)                             238,319
                                                              8,399  Alaska Air Group, Inc. (d)                             249,870
                                                             10,700  America West Holdings Corp. Class B
                                                                     (b)(d)                                                  64,200
                                                              9,100  Aviall, Inc. (d)                                       287,469
                                                             20,600  Continental Airlines, Inc. Class B (b)(d)              273,568
                                                             37,700  Delta Air Lines, Inc. (b)(d)                           141,752
                                                             11,495  EGL, Inc. (d)                                          233,578
                                                             10,000  ExpressJet Holdings, Inc. (d)                           85,100
                                                             12,055  Frontier Airlines, Inc. (d)                            124,528
                                                                100  MAIR Holdings, Inc. (d)                                    884
                                                              9,056  Mesa Air Group, Inc. (b)(d)                             60,766
                                                             26,100  Northwest Airlines Corp. (b)(d)                        119,016
                                                              7,185  Offshore Logistics, Inc. (d)                           235,955
                                                              4,900  Pinnacle Airlines Corp. (d)                             42,091
                                                              1,600  Republic Airways Holdings, Inc. (d)                     23,120
                                                             19,200  Skywest, Inc.                                          349,056
                                                              5,000  World Air Holdings, Inc. (d)                            58,600
                                                                                                                 ------------------
                                                                                                                          2,879,807
-----------------------------------------------------------------------------------------------------------------------------------
ALUMINUM - 0.1%                                               9,200  Aleris International, Inc. (d)                         207,460
                                                              6,802  Century Aluminum Co. (d)                               138,761
                                                                                                                 ------------------
                                                                                                                            346,221
-----------------------------------------------------------------------------------------------------------------------------------
AUTO PARTS: AFTER MARKET - 0.2%                               5,343  Aftermarket Technology Corp. (d)                        93,128
                                                              2,450  Commercial Vehicle Group, Inc. (d)                      43,487
                                                              6,000  Keystone Automotive Industries, Inc. (d)               148,380
                                                              1,000  R&B, Inc. (d)                                           14,040
                                                              3,300  Standard Motor Products, Inc.                           43,560

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              6,899  Superior Industries International (b)       $          163,506
                                                              6,600  TBC Corp. (d)                                          179,058
                                                                                                                 ------------------
                                                                                                                            685,159
-----------------------------------------------------------------------------------------------------------------------------------
AUTO PARTS: ORIGINAL EQUIPMENT - 0.4%                        11,500  American Axle & Manufacturing Holdings,
                                                                     Inc.                                                   290,605
                                                             21,300  ArvinMeritor, Inc.                                     378,927
                                                             14,200  Hayes Lemmerz International, Inc. (d)                  101,104
                                                              2,200  Noble International Ltd.                                51,810
                                                             17,200  Quantum Fuel Systems Technologies
                                                                     Worldwide, Inc. (d)                                     86,000
                                                              2,273  Sauer-Danfoss, Inc.                                     40,391
                                                                800  Strattec Security Corp. (d)                             43,568
                                                             13,400  Tenneco Automotive, Inc. (d)                           222,976
                                                             38,500  Visteon Corp.                                          232,155
                                                                                                                 ------------------
                                                                                                                          1,447,536
-----------------------------------------------------------------------------------------------------------------------------------
AUTO TRUCKS & PARTS - 0.1%                                    1,200  Accuride Corp. (d)                                      12,756
                                                              9,294  Modine Manufacturing Co.                               302,613
                                                              9,445  Wabash National Corp.                                  228,852
                                                                                                                 ------------------
                                                                                                                            544,221
-----------------------------------------------------------------------------------------------------------------------------------
BANKS: NEW YORK CITY - 0.1%                                  10,289  Provident New York Bancorp                             124,600
                                                              5,000  Signature Bank (d)                                     122,000
                                                                                                                 ------------------
                                                                                                                            246,600
-----------------------------------------------------------------------------------------------------------------------------------
BANKS: OUTSIDE NEW YORK CITY - 7.7%                           3,540  1st Source Corp.                                        81,208
                                                              3,600  ABC Bancorp                                             65,088
                                                              3,621  Alabama National Bancorporation                        236,705
                                                              7,518  Amcore Financial, Inc.                                 224,638
                                                             20,104  Amegy Bancorp, Inc.                                    449,928
                                                              4,950  AmericanWest Bancorp (d)                                98,752
                                                                500  Ames National Corp.                                     54,500
                                                              2,626  Arrow Financial Corp.                                   73,108
                                                                900  The Banc Corp. (d)                                       9,522
                                                              1,200  BancTrust Financial Group, Inc.                         22,980
                                                                945  Bancfirst Corp.                                         82,206
                                                              2,715  The Bancorp Inc. (d)                                    47,350
                                                             23,500  Bancorpsouth, Inc.                                     554,600
                                                              3,986  Bank of Granite Corp.                                   76,292
                                                              3,100  Bank of the Ozarks, Inc.                               101,804
                                                              3,113  Banner Corp.                                            87,195
                                                              9,893  Boston Private Financial Holdings, Inc.                249,304
                                                             13,960  CVB Financial Corp.                                    274,733
                                                              1,600  Camden National Corp.                                   52,400
                                                              2,577  Capital City Bank Group, Inc.                          104,111
                                                              2,700  Capital Corp. of the West                               74,925
                                                              2,900  Capital Crossing Bank (d)                               98,890
                                                              2,600  Capitol Bancorp Ltd.                                    87,386
                                                              5,500  Cascade Bancorp                                        115,500
                                                             13,644  Cathay General Bancorp                                 459,939
                                                              4,700  Center Financial Corp.                                 116,701
                                                              3,482  Central Coast Bancorp (d)                               63,024
                                                              9,548  Central Pacific Financial Corp.                        339,909
                                                              7,548  Chemical Financial Corp.                               249,914
                                                             13,882  Chittenden Corp.                                       377,590
                                                              1,300  Citizens & Northern Corp.                               39,884

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                             13,500  Citizens Banking Corp.                      $          407,970
                                                              2,299  City Bank                                               69,844
                                                              5,593  City Holding Co.                                       204,256
                                                              1,800  Clifton Savings Bancorp, Inc.                           19,008
                                                              3,926  CoBiz, Inc.                                             71,178
                                                                500  Colony Bankcorp, Inc.                                   15,020
                                                              1,800  Columbia Bancorp                                        65,610
                                                              6,141  Columbia Banking System, Inc.                          151,191
                                                                500  Commercial Bankshares, Inc.                             19,405
                                                              2,700  Community Bancorp (d)                                   83,754
                                                              8,300  Community Bank System, Inc.                            202,437
                                                              3,177  Community Banks, Inc.                                   82,348
                                                              3,623  Community Trust Bancorp, Inc.                          118,545
                                                              4,952  Corus Bankshares, Inc.                                 274,786
                                                             27,300  Doral Financial Corp.                                  451,542
                                                                700  Enterprise Financial Services Corp.                     16,555
                                                              1,600  EuroBancshares, Inc. (d)                                25,680
                                                              1,900  FNB Corporation                                         53,200
                                                              1,785  Farmers Capital Bank Corp.                              60,690
                                                              1,700  Financial Institutions, Inc.                            30,634
                                                             11,200  First BanCorp.                                         449,680
                                                              3,036  First Bancorp                                           67,187
                                                              4,014  First Busey Corp.                                       77,510
                                                              9,123  First Charter Corp.                                    200,432
                                                              1,847  First Citizens BancShares, Inc. Class A                266,984
                                                             20,940  First Commonwealth Financial Corp.                     286,878
                                                              4,700  First Community Bancorp, Inc.                          223,250
                                                              2,894  First Community Bancshares, Inc.                        94,055
                                                             10,087  First Financial Bancorp                                190,644
                                                              5,553  First Financial Bankshares, Inc.                       187,914
                                                              4,344  First Financial Corp.                                  124,803
                                                              5,546  First Merchants Corp.                                  137,818
                                                             13,700  First Midwest Bancorp, Inc.                            481,829
                                                              1,150  First Oak Brook Bancshares, Inc.                        32,453
                                                                200  First Regional Bancorp (d)                              13,230
                                                                400  First South Bancorp, Inc.                               12,752
                                                              6,500  First State Bancorporation                             125,385
                                                              5,400  Franklin Bank Corp. (d)                                101,304
                                                              7,111  Frontier Financial Corp.                               179,624
                                                              2,200  GB&T Bancshares, Inc.                                   52,272
                                                              8,843  Glacier Bancorp, Inc.                                  231,068
                                                             14,322  Gold Banc Corp., Inc.                                  208,385
                                                             15,500  Greater Bay Bancorp                                    408,735
                                                              3,200  Greene County Bancshares, Inc.                          87,424
                                                              8,054  Hancock Holding Co.                                    277,058
                                                              9,804  Hanmi Financial Corp.                                  163,727
                                                              8,360  Harleysville National Corp.                            193,618
                                                              3,000  Heartland Financial USA, Inc.                           58,590
                                                              5,500  Heritage Commerce Corp.                                100,980
                                                             12,400  Hudson United Bancorp                                  447,640
                                                              4,645  Independent Bank Corp. - Maine                         131,035

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              7,081  Independent Bank Corp. - Michigan           $          201,384
                                                              4,974  Integra Bank Corp.                                     112,512
                                                              5,100  Interchange Financial Services Corp.                    93,585
                                                              5,448  Irwin Financial Corp.                                  120,891
                                                              3,998  Lakeland Bancorp, Inc.                                  62,409
                                                              1,700  Lakeland Financial Corp.                                69,156
                                                              5,950  MB Financial, Inc.                                     236,989
                                                              3,477  MBT Financial Corp.                                     66,932
                                                              3,078  Macatawa Bank Corp.                                    106,776
                                                              4,456  Main Street Banks, Inc.                                113,450
                                                              5,166  MainSource Financial Group, Inc.                        93,453
                                                              2,980  Mercantile Bank Corp.                                  131,031
                                                                  1  Mercantile Bankshares Corp.                                 52
                                                              7,750  Mid-State Bancshares                                   215,218
                                                              3,380  Midwest Banc Holdings, Inc.                             65,200
                                                              2,029  NBC Capital Corp.                                       49,386
                                                              9,713  NBT Bancorp, Inc.                                      229,615
                                                              7,300  Nara Bancorp, Inc.                                     107,164
                                                              9,162  National Penn Bancshares, Inc.                         228,867
                                                              1,200  Northern Empire Bancshares (d)                          37,128
                                                             22,195  Old National Bancorp                                   474,973
                                                              4,176  Old Second Bancorp, Inc.                               121,480
                                                              2,541  Omega Financial Corp.                                   78,898
                                                              7,718  Oriental Financial Group                               117,777
                                                             13,762  Pacific Capital Bancorp                                510,295
                                                              3,615  Park National Corp.                                    399,458
                                                              2,198  Peapack Gladstone Financial Corp.                       60,885
                                                              1,761  Pennrock Financial Services Corp.                       63,202
                                                                200  Pennsylvania Commerce Bancorp, Inc. (d)                  6,550
                                                              4,210  Peoples Bancorp, Inc.                                  112,618
                                                              3,600  Pinnacle Financial Partners, Inc. (d)                   86,400
                                                              6,200  Piper Jaffray Cos. (d)                                 188,666
                                                              1,250  Placer Sierra Bancshares                                34,088
                                                                400  Preferred Bank                                          15,880
                                                              1,700  Premierwest Bancorp (d)                                 24,701
                                                              5,696  PrivateBancorp, Inc.                                   201,524
                                                              5,300  Prosperity Bancshares, Inc.                            151,633
                                                             11,024  Provident Bankshares Corp.                             351,776
                                                              9,711  R-G Financial Corp. Class B                            171,788
                                                              2,432  Renasant Corp.                                          74,808
                                                             21,009  Republic Bancorp, Inc.                                 314,715
                                                              2,608  Republic Bancorp, Inc. Class A                          56,620
                                                              1,344  Royal Bancshares of Pennsylvania Class A                31,920
                                                              7,863  S&T Bancorp, Inc.                                      283,854
                                                              2,446  SCBT Financial Corp.                                    77,416
                                                             11,400  SVB Financial Group (d)                                546,060
                                                              2,800  SY Bancorp, Inc.                                        63,980
                                                              4,414  Sandy Spring Bancorp, Inc.                             154,622
                                                              1,603  Santander BanCorp                                       40,171
                                                              3,458  Seacoast Banking Corp. of Florida                       68,088
                                                              1,400  Security Bank Corp.                                     32,060

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                100  Sierra Bancorp                              $            2,268
                                                              4,300  Simmons First National Corp. Class A                   116,573
                                                              2,975  Southside Bancshares, Inc.                              60,988
                                                              5,900  Southwest Bancorp, Inc.                                120,832
                                                              2,168  State Bancorp, Inc.                                     49,040
                                                              1,800  State Financial Services Corp. Class A                  72,468
                                                             15,176  Sterling Bancshares, Inc.                              236,139
                                                              8,702  Sterling Financial Corp.                               185,440
                                                              3,400  Suffolk Bancorp                                        109,786
                                                              1,100  Summit Bancshares, Inc.                                 19,030
                                                                400  Summit Financial Group, Inc.                            13,008
                                                              3,357  Sun Bancorp, Inc. (d)                                   69,389
                                                             13,716  Susquehanna Bancshares, Inc.                           337,276
                                                                200  Taylor Capital Group, Inc.                               7,850
                                                              6,661  Texas Capital Bancshares, Inc. (d)                     131,488
                                                             13,576  Texas Regional Bancshares, Inc. Class A                413,796
                                                              2,782  Tompkins Trustco, Inc.                                 120,739
                                                              3,400  Trico Bancshares                                        75,956
                                                             22,561  TrustCo Bank Corp.                                     294,647
                                                             14,227  Trustmark Corp.                                        416,282
                                                             29,500  UCBH Holdings, Inc.                                    479,080
                                                              4,976  UMB Financial Corp.                                    283,781
                                                              3,330  USB Holding Co., Inc.                                   77,922
                                                             14,850  Umpqua Holdings Corp.                                  349,569
                                                              2,500  Union Bankshares Corp.                                  96,550
                                                             12,300  United Bankshares, Inc.                                438,003
                                                              8,700  United Community Banks, Inc.                           226,374
                                                                600  United Security Bancshares                              18,198
                                                              2,850  Univest Corp. of Pennsylvania                           85,386
                                                              7,219  Unizan Financial Corp.                                 193,397
                                                              3,400  Vineyard National Bancorp                              107,304
                                                              2,912  Virginia Commerce Bancorp (b)(d)                        70,849
                                                              2,100  Virginia Financial Group, Inc.                          73,689
                                                              4,200  Washington Trust Bancorp, Inc.                         116,214
                                                              6,763  WesBanco, Inc.                                         203,025
                                                              4,790  West Bancorporation, Inc.                               90,052
                                                              4,400  West Coast Bancorp                                     107,404
                                                              9,883  Westamerica Bancorporation                             521,921
                                                              1,920  Western Sierra Bancorp (d)                              64,992
                                                              4,600  Wilshire Bancorp, Inc.                                  65,918
                                                              7,000  Wintrust Financial Corp.                               366,450
                                                              3,600  Yardville National Bancorp                             128,700
                                                                                                                 ------------------
                                                                                                                         27,283,880
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGE: BREWERS (WINERIES) - 0.0%                           4,400  Boston Beer Co., Inc. Class A (d)                       98,736
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGE: SOFT DRINKS - 0.1%                                    987  Coca-Cola Bottling Co. Consolidated                     49,883
                                                              1,710  Farmer Bros Co.                                         38,065
                                                                600  Green Mountain Coffee Roasters, Inc. (d)                20,358
                                                              2,500  Hansen Natural Corp. (b)(d)                            211,800
                                                              2,290  National Beverage Corp. (d)                             18,274
                                                              5,100  Peet's Coffee & Tea, Inc. (d)                          168,504
                                                                                                                 ------------------
                                                                                                                            506,884
-----------------------------------------------------------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY RESEARCH & PRODUCTION - 2.7%                   37,100  Aastrom Biosciences, Inc. (d)               $          115,752
                                                             27,800  Abgenix, Inc. (d)                                      238,524
                                                              9,087  Albany Molecular Research, Inc. (d)                    127,218
                                                              8,380  Alexion Pharmaceuticals, Inc. (d)                      193,075
                                                              9,013  Antigenics, Inc. (b)(d)                                 48,760
                                                             22,300  Applera Corp. - Celera Genomics Group (d)              244,631
                                                             13,500  Arena Pharmaceuticals, Inc. (d)                         92,070
                                                             17,519  Ariad Pharmaceuticals, Inc. (d)                        116,677
                                                              6,500  Arqule, Inc. (d)                                        42,120
                                                              5,800  Array Biopharma, Inc. (d)                               36,540
                                                              8,120  Arthrocare Corp. (d)                                   283,713
                                                              3,000  Barrier Therapeutics, Inc. (d)                          23,790
                                                              9,300  Bioenvision, Inc. (d)                                   67,704
                                                              4,000  Caliper Life Sciences, Inc. (d)                         22,400
                                                             13,924  Cell Genesys, Inc. (b)(d)                               74,493
                                                             24,331  Cell Therapeutics, Inc. (b)(d)                          65,937
                                                             18,457  Corixa Corp. (d)                                        80,842
                                                              1,700  Cotherix, Inc. (d)                                      17,323
                                                             15,967  Cubist Pharmaceuticals, Inc. (d)                       210,285
                                                             13,000  CuraGen Corp. (b)(d)                                    66,820
                                                              9,700  Curis, Inc. (d)                                         37,830
                                                              9,100  Cypress Bioscience, Inc. (d)                           119,847
                                                             16,300  deCODE genetics, Inc. (d)                              153,057
                                                              4,324  Digene Corp. (d)                                       119,688
                                                             16,000  Discovery Laboratories, Inc. (d)                       116,640
                                                              6,978  Diversa Corp. (d)                                       36,355
                                                              8,000  Dov Pharmaceutical, Inc. (d)                           149,280
                                                             17,696  Encysive Pharmaceuticals, Inc. (d)                     191,294
                                                             16,100  Enzon Pharmaceuticals, Inc. (d)                        104,328
                                                             19,818  Exelixis, Inc. (d)                                     147,248
                                                              5,200  Genitope Corp. (d)                                      66,768
                                                             16,629  Geron Corp. (b)(d)                                     128,708
                                                             41,600  Human Genome Sciences, Inc. (d)                        481,728
                                                             17,900  ICOS Corp. (d)                                         378,943
                                                              2,400  Idenix Pharmaceuticals Inc. (d)                         52,032
                                                             24,924  Incyte Corp. (d)                                       178,207
                                                              6,900  Integra LifeSciences Holdings Corp. (d)                201,480
                                                              9,214  InterMune, Inc. (d)                                    120,151
                                                              8,700  Introgen Therapeutics, Inc. (d)                         56,028
                                                              3,900  Kensey Nash Corp. (d)                                  117,936
                                                              5,600  Keryx Biopharmaceuticals, Inc. (d)                      73,920
                                                             18,605  Lexicon Genetics, Inc. (d)                              91,909
                                                              2,650  MannKind Corp. (d)                                      26,633
                                                                300  Marshall Edwards, Inc. (b)(d)                            2,142
                                                              9,900  Martek Biosciences Corp. (d)                           375,705
                                                              6,901  Maxygen, Inc. (d)                                       47,341
                                                              3,600  Momenta Pharmaceuticals Inc. (d)                        71,172
                                                              2,600  Myogen, Inc. (b)(d)                                     18,174
                                                              9,400  Myriad Genetics, Inc. (d)                              147,110
                                                             12,923  NPS Pharmaceuticals, Inc. (d)                          146,676
                                                             17,654  Nabi Biopharmaceuticals (d)                            268,870

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                             19,600  Nanogen, Inc. (b)(d)                        $           75,264
                                                              6,900  Nastech Pharmaceutical Co, Inc. (d)                     98,187
                                                             11,700  Neurocrine Biosciences, Inc. (d)                       492,102
                                                              5,600  Neurogen Corp. (d)                                      38,192
                                                              7,000  Northfield Laboratories, Inc. (d)                      100,170
                                                             11,200  Nuvelo, Inc. (d)                                        86,576
                                                              5,500  Orchid Cellmark, Inc. (d)                               59,455
                                                              2,300  PRA International (d)                                   61,594
                                                              4,300  Progenics Pharmaceuticals, Inc. (d)                     89,698
                                                              4,770  Rigel Pharmaceuticals, Inc. (d)                         95,018
                                                             23,300  Savient Pharmaceuticals, Inc. (d)                      102,753
                                                              7,800  Seattle Genetics, Inc. (d)                              41,808
                                                             10,472  Serologicals Corp. (d)                                 222,530
                                                             23,400  StemCells, Inc. (d)                                     98,280
                                                              8,245  Tanox, Inc. (d)                                         96,631
                                                             16,832  Telik, Inc. (d)                                        273,688
                                                                900  Tercica, Inc. (d)                                        7,821
                                                              9,340  Transkaryotic Therapies, Inc. (d)                      341,657
                                                              5,638  Trimeris, Inc. (d)                                      56,267
                                                              4,400  ViaCell, Inc. (d)                                       46,860
                                                             17,306  Vicuron Pharmaceuticals, Inc. (d)                      482,837
                                                             28,900  ViroLogic, Inc. (d)                                     71,672
                                                              6,500  Zymogenetics, Inc. (d)                                 114,400
                                                                                                                 ------------------
                                                                                                                          9,549,334
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS - 0.7%                                     2,500  Ameron International Corp.                              93,500
                                                              2,900  BlueLinx Holdings, Inc.                                 30,682
                                                              4,600  Building Material Holding Corp.                        318,734
                                                             18,600  Hughes Supply, Inc.                                    522,660
                                                              1,600  Huttig Building Products, Inc. (d)                      17,456
                                                              6,312  LSI Industries, Inc.                                    87,989
                                                              6,368  NCI Building Systems, Inc. (d)                         208,870
                                                             10,832  Simpson Manufacturing Co., Inc.                        330,918
                                                              7,345  Texas Industries, Inc.                                 413,009
                                                              3,409  Trex Co., Inc. (d)                                      87,611
                                                              6,165  Watsco, Inc.                                           262,629
                                                              4,900  Zoltek Cos., Inc. (d)                                   55,027
                                                                                                                 ------------------
                                                                                                                          2,429,085
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING: AIR CONDITIONING - 0.2%                            14,635  Lennox International, Inc.                             309,823
                                                             12,038  York International Corp.                               457,444
                                                                                                                 ------------------
                                                                                                                            767,267
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING: CEMENT - 0.1%                                       5,878  Eagle Materials, Inc.                                  544,244
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING: HEATING & PLUMBING - 0.1%                           1,800  Aaon, Inc. (d)                                          32,022
                                                              3,700  Interline Brands Inc. (d)                               73,260
                                                             25,150  Jacuzzi Brands, Inc. (d)                               269,860
                                                                                                                 ------------------
                                                                                                                            375,142
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING: MISCELLANEOUS - 0.1%                                9,300  Comfort Systems USA, Inc. (d)                           61,194
                                                              2,300  Drew Industries, Inc. (d)                              104,420
                                                              8,747  Griffon Corp. (d)                                      194,183
                                                                                                                 ------------------
                                                                                                                            359,797
-----------------------------------------------------------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING: ROOFING & WALLBOARD - 0.1%                          3,700  Beacon Roofing Supply, Inc. (d)             $           97,310
                                                              6,851  ElkCorp                                                195,596
                                                                                                                 ------------------
                                                                                                                            292,906
-----------------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION SERVICES - 0.1%                            100,000  Charter Communications, Inc. Class A
                                                                     (b)(d)                                                 118,000
                                                              5,698  Crown Media Holdings, Inc. Class A (d)                  53,732
                                                             17,500  Insight Communications Company, Inc.                   193,375
                                                             19,994  Tivo, Inc. (b)(d)                                      133,560
                                                                                                                 ------------------
                                                                                                                            498,667
-----------------------------------------------------------------------------------------------------------------------------------
CASINOS & GAMBLING - 0.8%                                    15,300  Alliance Gaming Corp. (d)                              214,506
                                                              8,200  Ameristar Casinos, Inc.                                213,938
                                                              8,025  Argosy Gaming Co. (d)                                  374,045
                                                             10,791  Aztar Corp. (d)                                        369,592
                                                              1,632  Churchill Downs, Inc.                                   69,344
                                                              2,815  Dover Downs Gaming & Entertainment, Inc.                37,327
                                                              5,375  Isle of Capri Casinos, Inc. (d)                        140,825
                                                              5,900  Lakes Entertainment, Inc. (d)                           90,860
                                                              8,800  MTR Gaming Group, Inc. (d)                             102,432
                                                             11,700  Magna Entertainment Corp. Class A (d)                   65,988
                                                              8,200  Mikohn Gaming Corp. (d)                                120,745
                                                              1,600  Monarch Casino & Resort, Inc. (d)                       35,264
                                                              9,000  Multimedia Games, Inc. (b)(d)                           99,090
                                                             12,364  Pinnacle Entertainment, Inc. (d)                       241,840
                                                              1,600  Riviera Holdings Corp. (d)                              36,240
                                                             11,700  Shuffle Master, Inc. (b)(d)                            327,951
                                                              6,412  WMS Industries, Inc. (b)(d)                            216,405
                                                                                                                 ------------------
                                                                                                                          2,756,392
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.2%                                              3,000  American Vanguard Corp.                                 62,730
                                                              6,456  Arch Chemicals, Inc.                                   161,142
                                                              1,200  Balchem Corp.                                           36,060
                                                              7,100  Cabot Microelectronics Corp. (d)                       205,829
                                                             11,201  Calgon Carbon Corp.                                     99,129
                                                              7,385  Cambrex Corp.                                          140,684
                                                             11,400  EnerSys (d)                                            155,382
                                                              5,864  Energy Conversion Devices, Inc. (d)                    131,236
                                                             10,937  Georgia Gulf Corp.                                     339,594
                                                             15,600  Great Lakes Chemical Corp.                             490,932
                                                             34,400  Hercules, Inc. (d)                                     486,760
                                                              8,267  MacDermid, Inc.                                        257,600
                                                              5,841  Medis Technologies Ltd. (b)(d)                          96,961
                                                              2,534  NL Industries                                           38,998
                                                              4,200  NewMarket Corp. (d)                                     62,118
                                                              2,000  Nuco2, Inc. (d)                                         51,340
                                                              9,500  OM Group, Inc. (d)                                     234,555
                                                              3,500  Octel Corp.                                             63,000
                                                              4,300  Pioneer Cos., Inc. (d)                                  94,557
                                                             29,567  PolyOne Corp. (d)                                      195,734
                                                             11,106  Schulman A, Inc.                                       198,686
                                                              5,000  Senomyx, Inc. (d)                                       82,550
                                                              1,555  Stepan Co.                                              34,366
                                                              7,700  UAP Holding Corp.                                      127,820
                                                              5,500  Ultralife Batteries, Inc. (d)                           88,825

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                             12,500  Valence Technology, Inc. (b)(d)             $           35,250
                                                             20,000  WR Grace & Co. (d)                                     155,800
                                                              2,750  Westlake Chemical Corp.                                 67,375
                                                                                                                 ------------------
                                                                                                                          4,195,013
-----------------------------------------------------------------------------------------------------------------------------------
COAL - 0.1%                                                   8,800  Alpha Natural Resources, Inc. (d)                      210,144
                                                              7,100  Foundation Coal Holdings, Inc.                         184,174
                                                              3,100  James River Coal Co. (d)                               107,415
                                                                                                                 ------------------
                                                                                                                            501,733
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL INFORMATION SERVICES - 0.4%                       10,258  Arbitron, Inc.                                         440,068
                                                            133,800  CMGI, Inc. (d)                                         252,882
                                                              8,561  infoUSA, Inc.                                          100,164
                                                              4,400  LECG Corp. (d)                                          93,544
                                                              7,574  ProQuest Co. (d)                                       248,351
                                                              5,953  Sourcecorp (d)                                         117,988
                                                                                                                 ------------------
                                                                                                                          1,252,997
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS & MEDIA - 0.1%                                19,200  Entravision Communications Corp. Class
                                                                     A (d)                                                  149,568
                                                             67,600  Gemstar-TV Guide International, Inc. (d)               242,684
                                                                                                                 ------------------
                                                                                                                            392,252
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY - 2.5%                            108,400  3Com Corp. (d)                                         394,576
                                                             18,600  Adtran, Inc.                                           461,094
                                                              7,422  Anaren, Inc. (d)                                        97,599
                                                              9,572  Anixter International, Inc. (d)                        355,791
                                                              2,000  Arbinet-Thexchange Inc. (d)                             13,400
                                                             13,500  Aspect Communications Corp. (d)                        151,605
                                                              8,000  Atheros Communications Inc. (d)                         64,480
                                                             13,900  Avocent Corp. (d)                                      363,346
                                                              3,159  Bel Fuse, Inc.                                          96,539
                                                              5,088  Black Box Corp.                                        180,115
                                                             15,450  Broadwing Corp. (b)(d)                                  71,379
                                                             79,400  Brocade Communications Systems, Inc. (d)               308,072
                                                             16,700  CSG Systems International (d)                          316,966
                                                              1,672  Catapult Communications Corp. (d)                       28,524
                                                            163,000  Ciena Corp. (d)                                        340,670
                                                             16,988  CommScope, Inc. (d)                                    295,761
                                                              6,525  Comtech Telecommunications Corp. (d)                   212,911
                                                                  8  CycleLogic, Inc. (d)                                         0
                                                              5,000  Digi International, Inc. (d)                            59,300
                                                             12,600  Ditech Communications Corp. (d)                         81,774
                                                              9,013  Echelon Corp. (d)                                       62,009
                                                              2,500  EndWare Corp. (d)                                      119,000
                                                             22,500  Entrust, Inc. (d)                                      107,775
                                                             36,500  Extreme Networks (d)                                   149,650
                                                             50,500  Finisar Corp. (b)(d)                                    53,025
                                                             34,000  Foundry Networks, Inc. (d)                             293,420
                                                             25,300  Glenayre Technologies, Inc. (d)                         95,381
                                                             24,296  Harmonic, Inc. (d)                                     117,350
                                                              5,800  InPhonic, Inc. (d)                                      89,204
                                                              6,377  Inter-Tel, Inc.                                        118,676
                                                             11,300  InterVoice, Inc. (d)                                    97,519
                                                              8,729  Ixia (d)                                               169,692

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              7,100  j2 Global Communications, Inc. (d)          $          244,524
                                                             10,700  Netgear, Inc. (d)                                      199,020
                                                             10,300  Novatel Wireless, Inc. (d)                             128,441
                                                             30,819  Oplink Communications, Inc. (d)                         52,700
                                                              4,483  Optical Communication Products, Inc. (d)                 8,518
                                                              9,600  Redback Networks, Inc. (d)                              61,248
                                                             10,508  Seachange International, Inc. (d)                       73,766
                                                             12,588  Secure Computing Corp. (d)                             136,957
                                                             70,400  Sonus Networks, Inc. (d)                               336,512
                                                              7,710  Standard Microsystems Corp. (d)                        180,260
                                                             52,900  Sycamore Networks, Inc. (d)                            182,505
                                                              5,300  Syniverse Holdings, Inc. (d)                            74,200
                                                             61,700  TIBCO Software, Inc. (d)                               403,518
                                                              6,480  Talx Corp.                                             187,337
                                                             16,900  Tekelec (d)                                            283,920
                                                             14,600  Telkonet, Inc. (d)                                      71,978
                                                              8,030  Terremark Worldwide, Inc. (d)                           56,210
                                                              2,640  Ulticom, Inc. (d)                                       28,010
                                                             27,400  UTStarcom, Inc. (d)                                    205,226
                                                              6,501  Viasat, Inc. (d)                                       132,165
                                                              9,931  WebEx Communications, Inc. (d)                         262,278
                                                             16,200  Westell Technologies, Inc. Class A (d)                  96,876
                                                             14,975  Zhone Technologies, Inc. (d)                            49,717
                                                                                                                 ------------------
                                                                                                                          8,822,489
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS - 4.5%                  7,800  AMICAS, Inc. (d)                                        35,334
                                                             27,900  Acxiom Corp.                                           582,552
                                                             16,802  Agile Software Corp. (d)                               105,853
                                                              6,600  Altiris, Inc. (d)                                       96,888
                                                              4,000  American Reprographics Co. (d)                          64,360
                                                              1,000  Ansoft Corp. (d)                                        24,160
                                                             10,432  Ansys, Inc. (d)                                        370,440
                                                              7,600  Anteon International Corp. (d)                         346,712
                                                             13,000  Applied Digital Solutions, Inc. (d)                     42,640
                                                             19,780  Ariba, Inc. (d)                                        114,724
                                                             14,697  AsiaInfo Holdings, Inc. (d)                             80,980
                                                             16,208  Aspen Technology, Inc. (d)                              84,282
                                                              8,300  Audible, Inc. (d)                                      144,171
                                                             52,000  BearingPoint, Inc. (d)                                 381,160
                                                              1,000  Blackbaud, Inc.                                         13,500
                                                              4,300  Blackboard, Inc. (d)                                   102,856
                                                              3,900  Blue Coat Systems, Inc. (d)                            116,532
                                                             26,867  Borland Software Corp. (d)                             184,308
                                                              2,300  Bottomline Technologies, Inc. (d)                       34,431
                                                              2,500  COMSYS IT Partners, Inc. (d)                            42,650
                                                             16,402  Ciber, Inc. (d)                                        130,888
                                                              3,300  Click Commerce, Inc. (d)                                75,801
                                                              8,000  Concur Technologies, Inc. (d)                           84,240
                                                              2,000  Constellation 3D, Inc. (d)                                   0
                                                              7,600  Covansys Corp. (d)                                      97,660
                                                             11,964  Dendrite International, Inc. (d)                       165,103
                                                             10,200  Digital River, Inc. (d)                                323,850

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                             24,307  Digitas, Inc. (d)                           $          277,343
                                                             24,380  E.piphany, Inc. (d)                                     84,842
                                                              5,300  eCollege.com, Inc. (d)                                  63,070
                                                              4,245  EPIQ Systems, Inc. (d)                                  69,448
                                                             16,639  Electronics for Imaging (d)                            350,085
                                                              3,000  Emageon, Inc. (d)                                       42,030
                                                             15,900  Epicor Software Corp. (d)                              209,880
                                                              4,100  Equinix, Inc. (b)(d)                                   177,694
                                                             16,779  Gartner, Inc. Class A (d)                              178,193
                                                              2,600  Gartner, Inc. Class B (d)                               27,534
                                                              7,700  Infocrossing, Inc. (d)                                  96,019
                                                             25,500  Informatica Corp. (d)                                  213,945
                                                              1,800  Integral Systems, Inc.                                  40,734
                                                             14,200  Internet Capital Group, Inc. (d)                       104,086
                                                             11,700  Internet Security Systems (d)                          237,393
                                                              4,400  Intervideo, Inc. (d)                                    63,272
                                                             14,425  Interwoven, Inc. (d)                                   108,620
                                                              4,300  iGate Corp. (d)                                         15,394
                                                              9,908  JDA Software Group, Inc. (d)                           112,753
                                                              6,100  Jupitermedia Corp. (d)                                 104,493
                                                              6,200  Kanbay International, Inc. (d)                         143,282
                                                             16,058  Keane, Inc. (d)                                        219,995
                                                              4,438  Keynote Systems, Inc. (d)                               51,791
                                                             15,200  Lawson Software, Inc. (b)(d)                            78,280
                                                             12,800  Lionbridge Technologies (d)                             86,784
                                                              5,974  MRO Software, Inc. (d)                                  87,280
                                                             15,100  Macrovision Corp. (d)                                  340,354
                                                              8,200  Magma Design Automation, Inc. (d)                       68,552
                                                              9,139  Manhattan Associates, Inc. (d)                         175,560
                                                              4,700  Mantech International Corp. Class A (d)                145,888
                                                              6,200  Mapinfo Corp. (d)                                       65,162
                                                             15,997  Matrixone, Inc. (d)                                     79,985
                                                             23,300  Mentor Graphics Corp. (d)                              238,825
                                                              7,356  Mercury Computer Systems, Inc. (d)                     201,334
                                                              4,900  Merge Technologies, Inc. (d)                            91,875
                                                              4,900  MicroStrategy, Inc. Class A (d)                        259,896
                                                             26,500  Micromuse, Inc. (d)                                    149,990
                                                             11,398  Micros Systems, Inc. (d)                               510,061
                                                              8,900  Motive, Inc. (d)                                        88,377
                                                              3,200  Ness Technologies, Inc. (d)                             33,984
                                                             16,774  NetIQ Corp. (d)                                        190,385
                                                              5,185  Netscout Systems, Inc. (d)                              34,169
                                                              1,900  Niku Corp. (d)                                          39,387
                                                              5,700  Online Resources Corp. (d)                              64,467
                                                              7,100  Open Solutions, Inc. (d)                               144,201
                                                             20,533  Openwave Systems, Inc. (d)                             336,741
                                                             18,400  Opsware, Inc. (d)                                       94,208
                                                              1,800  PAR Technology Corp. (d)                                57,600
                                                              3,900  PDF Solutions, Inc. (d)                                 51,168
                                                             10,507  Packeteer, Inc. (d)                                    148,149
                                                             84,700  Parametric Technology Corp. (d)                        540,386

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              1,400  Pegasystems, Inc. (d)                       $            8,260
                                                             21,791  Pinnacle Systems, Inc. (d)                             119,851
                                                             11,108  Progress Software Corp. (d)                            334,906
                                                              3,500  QAD, Inc.                                               26,950
                                                             17,200  Quest Software, Inc. (d)                               234,436
                                                             33,200  RealNetworks, Inc. (b)(d)                              165,004
                                                              5,100  RightNow Technologies, Inc. (d)                         61,302
                                                              2,100  SI International, Inc. (d)                              62,916
                                                              3,989  SPSS, Inc. (d)                                          76,629
                                                              5,600  SS&C Technologies, Inc.                                177,408
                                                                500  SSA Global Techonologies, Inc. (d)                       6,000
                                                              7,761  SYKES Enterprises, Inc. (d)                             73,574
                                                              1,100  SYNNEX Corp. (d)                                        19,261
                                                              7,399  SafeNet, Inc. (d)                                      252,010
                                                             26,592  Sapient Corp. (d)                                      210,875
                                                             25,995  ScanSoft, Inc. (d)                                      98,261
                                                             15,127  Seebeyond Technology Corp. (d)                          63,231
                                                              8,997  Serena Software, Inc. (d)                              173,642
                                                             16,041  SonicWALL, Inc. (d)                                     86,461
                                                              6,700  Stellent, Inc. (d)                                      50,250
                                                             12,900  SupportSoft, Inc. (d)                                   66,951
                                                              1,583  Syntel, Inc.                                            25,375
                                                             12,585  Transaction Systems Architects, Inc.
                                                                     Class A (d)                                            309,969
                                                             11,008  Trizetto Group (d)                                     154,222
                                                             10,600  Tyler Technologies, Inc. (d)                            80,136
                                                              6,500  Ultimate Software Group, Inc. (d)                      106,600
                                                              5,400  Vasco Data Security International (d)                   52,110
                                                              6,100  VeriFone Holdings, Inc. (d)                             99,125
                                                              3,100  Verint Systems, Inc. (d)                                99,696
                                                             11,267  Verity, Inc. (d)                                        98,812
                                                              9,280  Vignette Corp. (d)                                     104,400
                                                              7,151  Websense, Inc. (d)                                     343,606
                                                             22,800  Wind River Systems, Inc. (d)                           357,504
                                                              7,800  Witness Systems, Inc. (d)                              142,194
                                                             17,220  webMethods, Inc. (d)                                    96,432
                                                             13,308  Zoran Corp. (d)                                        176,863
                                                                                                                 ------------------
                                                                                                                         15,856,241
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER TECHNOLOGY - 1.7%                                   38,200  Adaptec, Inc. (d)                                      148,216
                                                             22,034  Advanced Digital Information Corp. (d)                 167,458
                                                              4,300  Cyberguard Corp. (b)(d)                                 25,563
                                                             17,100  Dot Hill Systems Corp. (d)                              89,604
                                                             25,200  Emulex Corp. (d)                                       460,152
                                                              9,809  FalconStor Software, Inc. (b)(d)                        64,053
                                                              5,100  Fargo Electronics, Inc. (d)                            101,949
                                                             12,882  Filenet Corp. (d)                                      323,853
                                                             71,300  Gateway, Inc. (d)                                      235,290
                                                              7,517  Hutchinson Technology, Inc. (d)                        289,480
                                                             10,100  Imation Corp.                                          391,779
                                                              9,496  Intergraph Corp. (d)                                   327,232
                                                              9,500  Komag, Inc. (d)                                        269,515
                                                             24,674  Lexar Media, Inc. (b)(d)                               121,149

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                             72,400  Maxtor Corp. (d)                            $          376,480
                                                             35,700  McData Corp. (d)                                       142,800
                                                              6,400  Mobility Electronics, Inc. (d)                          58,560
                                                             12,794  PalmOne, Inc. (d)                                      380,877
                                                             24,500  Perot Systems Corp. Class A (d)                        348,390
                                                              4,700  Phoenix Technologies Ltd. (d)                           36,566
                                                             53,000  Quantum Corp. (d)                                      157,410
                                                             21,062  RSA Security, Inc. (d)                                 241,792
                                                              6,200  Radiant Systems, Inc. (d)                               70,680
                                                              5,942  Radisys Corp. (d)                                       95,963
                                                              4,200  Rimage Corp. (d)                                        89,166
                                                              3,100  Stratasys, Inc. (d)                                    101,308
                                                              7,500  Synaptics, Inc. (d)                                    160,200
                                                              7,100  Trident Microsystems, Inc. (d)                         161,099
                                                             15,709  UNOVA, Inc. (d)                                        418,331
                                                                                                                 ------------------
                                                                                                                          5,854,915
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.3%                                           4,500  Brookfield Homes Corp.                                 205,200
                                                              4,818  EMCOR Group, Inc. (d)                                  235,600
                                                             10,171  Granite Construction, Inc.                             285,805
                                                              3,900  Perini Corp. (d)                                        64,038
                                                              8,500  Washington Group International, Inc. (d)               434,520
                                                                                                                 ------------------
                                                                                                                          1,225,163
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER ELECTRONICS - 0.9%                                  13,867  Alloy, Inc. (b)(d)                                      71,276
                                                              7,653  Atari Inc. (d)                                          21,275
                                                             41,000  CNET Networks, Inc. (d)                                481,340
                                                              4,700  DTS, Inc. (d)                                           83,801
                                                             35,100  DoubleClick, Inc. (d)                                  294,489
                                                             38,300  Earthlink, Inc. (d)                                    331,678
                                                              9,900  Infospace, Inc. (d)                                    326,007
                                                             13,000  Ipass, Inc. (d)                                         78,780
                                                             10,800  iVillage, Inc. (d)                                      64,584
                                                              4,300  Jamdat Mobile, Inc. (d)                                119,024
                                                              2,700  Lifeline Systems, Inc. (d)                              86,724
                                                              6,200  LoJack Corp. (d)                                       108,872
                                                              7,674  Midway Games, Inc. (b)(d)                               84,107
                                                              9,500  NIC, Inc. (d)                                           43,890
                                                              7,700  Navarre Corp. (b)(d)                                    61,562
                                                             12,200  NetFlix, Inc. (d)                                      200,202
                                                              8,500  Sohu.com, Inc. (d)                                     186,320
                                                             11,825  THQ, Inc. (d)                                          346,118
                                                             16,650  United Online, Inc.                                    180,819
                                                              4,086  Universal Electronics, Inc. (d)                         67,787
                                                                                                                 ------------------
                                                                                                                          3,238,655
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS - 0.9%                                      9,200  Blyth, Inc.                                            258,060
                                                              5,400  CNS, Inc.                                              123,390
                                                              1,891  CSS Industries, Inc.                                    63,991
                                                              2,600  Citi Trends, Inc. (d)                                   47,008
                                                              8,800  Jarden Corp. (d)                                       474,496
                                                              5,900  Mannatech, Inc.                                        112,218
                                                              9,573  Matthews International Corp. Class A                   372,964

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              9,963  Nautilus, Inc.                              $          283,946
                                                              7,300  Oakley, Inc.                                           124,319
                                                             10,376  Playtex Products, Inc. (d)                             111,646
                                                              5,400  RC2 Corp. (d)                                          202,878
                                                             11,491  The Topps Co., Inc.                                    115,255
                                                             16,274  Tupperware Corp.                                       380,323
                                                              3,100  USANA Health Sciences, Inc. (b)(d)                     131,130
                                                              1,900  Water Pik Technologies, Inc. (d)                        36,195
                                                             13,583  Yankee Candle Co., Inc.                                436,014
                                                                                                                 ------------------
                                                                                                                          3,273,833
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING: METALS & GLASS - 0.2%                 4,075  Greif, Inc.                                            248,982
                                                              5,271  Mobile Mini, Inc. (d)                                  181,744
                                                              3,300  Silgan Holdings, Inc.                                  185,592
                                                                                                                 ------------------
                                                                                                                            616,318
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING: PAPER & PLASTIC - 0.0%               19,100  Graphic Packaging Corp. (d)                             69,715
                                                              7,852  Myers Industries, Inc.                                  98,150
                                                                                                                 ------------------
                                                                                                                            167,865
-----------------------------------------------------------------------------------------------------------------------------------
COPPER - 0.1%                                                10,982  Mueller Industries, Inc.                               297,612
-----------------------------------------------------------------------------------------------------------------------------------
COSMETICS - 0.2%                                              7,593  Elizabeth Arden, Inc. (d)                              177,600
                                                              1,700  Inter Parfums, Inc.                                     32,963
                                                             17,426  Nu Skin Enterprises, Inc. Class A                      406,026
                                                              1,500  Parlux Fragrances, Inc. (b)(d)                          41,505
                                                             42,883  Revlon, Inc. Class A (d)                               131,651
                                                                                                                 ------------------
                                                                                                                            789,745
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.4%                         8,400  Euronet Worldwide, Inc. (d)                            244,188
                                                             15,000  F.N.B. Corp.                                           294,750
                                                              3,000  Greenhill & Co., Inc.                                  121,530
                                                                900  Huron Consulting Group, Inc. (d)                        21,195
                                                             10,308  Jones Lang LaSalle, Inc. (d)                           455,923
                                                             12,100  The Nasdaq Stock Market, Inc. (d)                      228,206
                                                             10,900  USI Holdings Corp. (d)                                 140,392
                                                                                                                 ------------------
                                                                                                                          1,506,184
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MATERIALS & PROCESSING - 0.7%                    13,560  Acuity Brands, Inc.                                    348,356
                                                              9,516  Armor Holdings, Inc. (d)                               376,929
                                                              5,257  Barnes Group, Inc.                                     174,007
                                                             11,094  Brady Corp.                                            343,914
                                                             16,710  Clarcor, Inc.                                          488,767
                                                             12,462  Hexcel Corp. (d)                                       210,857
                                                             21,314  Olin Corp.                                             388,767
                                                              8,445  Tredegar Corp.                                         131,742
                                                                                                                 ------------------
                                                                                                                          2,463,339
-----------------------------------------------------------------------------------------------------------------------------------
DRUG & GROCERY STORE CHAINS - 0.6%                              432  Arden Group, Inc. Class A                               34,249
                                                             16,907  Casey's General Stores, Inc.                           335,097
                                                              5,731  Great Atlantic & Pacific Tea Co. (d)                   166,543
                                                              5,664  Ingles Markets, Inc. Class A                            77,993
                                                              9,183  Longs Drug Stores Corp.                                395,328
                                                              4,577  Nash Finch Co.                                         168,159
                                                              9,342  Pathmark Stores, Inc. (d)                               81,836
                                                             10,769  Ruddick Corp.                                          274,933

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              3,929  Smart & Final, Inc. (d)                     $           48,130
                                                              7,700  Spartan Stores, Inc. (d)                               112,959
                                                              4,300  Weis Markets, Inc.                                     166,797
                                                              8,829  Wild Oats Markets, Inc. (d)                            101,092
                                                                                                                 ------------------
                                                                                                                          1,963,116
-----------------------------------------------------------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS - 2.9%                               25,100  AVANIR Pharmaceuticals Class A (d)                      70,280
                                                              2,300  Acadia Pharmaceuticals, Inc. (d)                        19,320
                                                             13,100  Adolor Corp. (d)                                       121,175
                                                             27,100  Alkermes, Inc. (d)                                     358,262
                                                             11,025  Alpharma, Inc. Class A                                 159,532
                                                             32,500  Amylin Pharmaceuticals, Inc. (d)                       680,225
                                                             20,600  Andrx Corp. (d)                                        418,386
                                                             12,500  Atherogenics Inc. (b)(d)                               199,750
                                                              4,000  Bentley Pharmaceuticals, Inc. (d)                       43,800
                                                             21,648  BioMarin Pharmaceuticals, Inc. (d)                     162,144
                                                              5,810  Bone Care International, Inc. (d)                      191,556
                                                             11,900  CV Therapeutics, Inc. (d)                              266,798
                                                              1,300  Caraco Pharmaceutical Laboratories Ltd.
                                                                     (d)                                                     11,154
                                                              5,900  Chattem, Inc. (d)                                      244,260
                                                             10,902  Connetics Corp. (d)                                    192,311
                                                             18,000  Dendreon Corp. (b)(d)                                   94,140
                                                             15,300  Durect Corp. (b)(d)                                     77,877
                                                              7,200  Dusa Pharmaceuticals, Inc. (d)                          66,960
                                                              7,695  Enzo Biochem, Inc. (d)                                 137,971
                                                             11,800  Eyetech Pharmaceuticals, Inc. (d)                      149,152
                                                              9,400  First Horizon Pharmaceutical Corp. (d)                 178,976
                                                                300  GTx, Inc. (d)                                            2,982
                                                              2,200  Hi-Tech Pharmacal Co., Inc. (d)                         70,092
                                                             13,127  Immunogen, Inc. (d)                                     76,005
                                                             16,000  Impax Laboratories, Inc. (d)                           251,200
                                                             12,800  Inspire Pharmaceuticals, Inc. (d)                      107,776
                                                             21,989  Isis Pharmaceuticals, Inc. (d)                          85,977
                                                              6,600  Ista Pharmaceuticals, Inc. (d)                          54,912
                                                             10,800  KV Pharmaceutical Co. Class A (d)                      180,900
                                                             23,116  Ligand Pharmaceuticals, Inc. Class B (d)               160,656
                                                             20,300  MGI Pharma, Inc. (d)                                   441,728
                                                             33,200  Medarex, Inc. (d)                                      276,556
                                                             14,827  Medicines Co. (d)                                      346,804
                                                             15,300  Medicis Pharmaceutical Corp. Class A                   485,469
                                                             24,300  Nektar Therapeutics (d)                                409,212
                                                              6,245  Neopharm, Inc. (d)                                      62,388
                                                              1,100  New River Pharmaceuticals, Inc. (d)                     33,022
                                                              5,900  NitroMed, Inc. (d)                                     114,755
                                                              8,331  Noven Pharmaceuticals, Inc. (d)                        145,626
                                                             11,300  Onyx Pharmaceuticals, Inc. (d)                         269,844
                                                              9,500  Pain Therapeutics, Inc. (d)                             64,125
                                                             10,200  Par Pharmaceutical Cos., Inc. (d)                      324,462
                                                              8,200  Penwest Pharmaceuticals Co. (d)                         96,924
                                                             23,215  Perrigo Co.                                            323,617
                                                              6,500  Pharmion Corp. (d)                                     150,865
                                                              8,200  Pozen, Inc. (d)                                         67,240

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              9,700  Priority Healthcare Corp. (d)               $          245,992
                                                             10,419  Regeneron Pharmaceuticals, Inc. (d)                     87,415
                                                              7,100  Renovis, Inc. (d)                                      108,417
                                                              4,850  SFBC International, Inc. (d)                           187,356
                                                             12,100  Salix Pharmaceuticals Ltd. (d)                         213,686
                                                             14,682  SuperGen, Inc. (d)                                      72,529
                                                              7,446  United Therapeutics Corp. (d)                          358,897
                                                             29,700  Vertex Pharmaceuticals, Inc. (d)                       500,148
                                                                                                                 ------------------
                                                                                                                         10,221,606
-----------------------------------------------------------------------------------------------------------------------------------
EDUCATION SERVICES - 0.5%                                     8,104  Bright Horizons Family Solutions, Inc.
                                                                     (d)                                                    329,995
                                                             25,700  Corinthian Colleges, Inc. (d)                          328,189
                                                             16,300  DeVry, Inc. (d)                                        324,370
                                                              3,400  Educate, Inc. (d)                                       48,110
                                                              5,030  Learning Tree International, Inc. (d)                   60,461
                                                              2,249  Renaissance Learning, Inc.                              45,655
                                                              4,620  Strayer Education, Inc.                                398,521
                                                              5,500  Universal Technical Institute, Inc. (d)                182,600
                                                                                                                 ------------------
                                                                                                                          1,717,901
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS - 0.3%                              12,786  Benchmark Electronics, Inc. (d)                        388,950
                                                              2,200  LeCroy Corp. (d)                                        30,250
                                                              4,100  OSI Systems, Inc. (d)                                   64,739
                                                             12,998  Plexus Corp. (d)                                       184,962
                                                              8,832  Power Integrations, Inc. (d)                           190,506
                                                             11,900  TTM Technologies, Inc. (d)                              90,559
                                                              5,607  Universal Display Corp. (d)                             57,640
                                                                                                                 ------------------
                                                                                                                          1,007,606
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT & COMPONENTS - 0.8%                      5,281  AO Smith Corp.                                         141,056
                                                              7,100  American Superconductor Corp. (d)                       64,965
                                                              9,971  Baldor Electric Co.                                    242,495
                                                             11,208  CTS Corp.                                              137,746
                                                              8,418  Cohu, Inc.                                             168,781
                                                              2,100  Color Kinetics, Inc. (d)                                22,344
                                                              5,660  Franklin Electric Co., Inc.                            218,759
                                                             13,490  General Cable Corp. (d)                                200,057
                                                              7,216  Genlyte Group, Inc. (d)                                351,708
                                                              6,760  Littelfuse, Inc. (d)                                   188,266
                                                             10,100  MKS Instruments, Inc. (d)                              170,589
                                                              2,031  Powell Industries, Inc. (d)                             38,325
                                                             19,500  Power-One, Inc. (d)                                    123,045
                                                              7,300  Sonic Solutions, Inc. (d)                              135,780
                                                              5,500  Spatialight, Inc. (b)(d)                                30,965
                                                             20,200  Taser International, Inc. (b)(d)                       202,808
                                                             12,161  Technitrol, Inc.                                       171,835
                                                              4,379  Triumph Group, Inc. (d)                                152,214
                                                                                                                 ------------------
                                                                                                                          2,761,738
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL: HOUSEHOLD APPLIANCE - 0.1%                       22,300  Maytag Corp.                                           349,218
                                                              1,450  National Presto Industries, Inc.                        63,902
                                                                                                                 ------------------
                                                                                                                            413,120
-----------------------------------------------------------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.4%                                           22,312  Aeroflex, Inc. (d)                          $          187,421
                                                             10,263  Agilysys, Inc.                                         161,129
                                                              3,532  BEI Technologies, Inc.                                  94,234
                                                              4,399  Daktronics, Inc.                                        88,024
                                                              6,872  II-VI, Inc. (d)                                        126,376
                                                             22,500  Kopin Corp. (d)                                        114,750
                                                             35,566  MRV Communications, Inc. (d)                            77,178
                                                             11,380  Methode Electronics, Inc.                              135,081
                                                              1,300  Multi-Fineline Electronix, Inc. (d)                     23,920
                                                              6,649  Park Electrochemical Corp.                             167,555
                                                             20,100  Semtech Corp. (d)                                      334,665
                                                              2,067  Supertex, Inc. (d)                                      36,503
                                                                                                                 ------------------
                                                                                                                          1,546,836
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS: INSTRUMENTS, GAUGES & METERS - 0.2%              3,400  Faro Technologies, Inc. (d)                             92,684
                                                              7,482  Itron, Inc. (d)                                        334,296
                                                              3,801  Keithley Instruments, Inc.                              58,573
                                                              2,500  Measurement Specialties, Inc. (d)                       58,025
                                                              4,400  Metrologic Instruments, Inc. (d)                        55,176
                                                                                                                 ------------------
                                                                                                                            598,754
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS: MEDICAL SYSTEMS - 0.9%                           4,372  Analogic Corp.                                         219,999
                                                              4,800  Aspect Medical Systems, Inc. (d)                       142,752
                                                              6,087  Bruker BioSciences Corp. (d)                            24,287
                                                              6,400  Candela Corp. (d)                                       66,880
                                                              4,170  Datascope Corp.                                        139,069
                                                              9,500  EPIX Pharmaceuticals, Inc. (d)                          84,075
                                                             15,150  eResearch Technology, Inc. (d)                         202,858
                                                              7,772  Haemonetics Corp. (d)                                  315,854
                                                              8,400  HealthTronics, Inc. (d)                                109,116
                                                              6,600  Hologic, Inc. (d)                                      262,350
                                                              9,100  Illumina, Inc. (d)                                     109,837
                                                              5,200  IntraLase Corp. (d)                                    102,024
                                                             10,381  Intuitive Surgical, Inc. (d)                           484,170
                                                              7,051  Luminex Corp. (d)                                       69,382
                                                              2,900  Neurometrix, Inc. (d)                                   58,087
                                                              7,088  Possis Medical, Inc. (d)                                71,801
                                                              2,800  Quality Systems, Inc.                                  132,664
                                                              4,200  Somanetics Corp. (d)                                    93,786
                                                              7,132  TriPath Imaging, Inc. (d)                               61,050
                                                              6,500  Wilson Greatbatch Technologies, Inc. (d)               155,350
                                                              3,961  Zoll Medical Corp. (d)                                 100,807
                                                                                                                 ------------------
                                                                                                                          3,006,198
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS - 2.8%               10,700  AMIS Holdings, Inc. (d)                                142,738
                                                              9,716  Actel Corp. (d)                                        135,052
                                                             34,000  Amkor Technology, Inc. (d)                             153,000
                                                             84,200  Applied Micro Circuits Corp. (d)                       215,552
                                                            117,500  Atmel Corp. (d)                                        278,475
                                                             11,400  Bell Microproducts, Inc. (d)                           107,160
                                                             25,200  Cirrus Logic, Inc. (d)                                 133,812
                                                            128,100  Conexant Systems, Inc. (d)                             206,241
                                                             37,700  Cypress Semiconductor Corp. (d)                        474,643

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              9,783  DSP Group, Inc. (d)                         $          233,520
                                                              3,750  Diodes, Inc. (d)                                       117,000
                                                             14,827  Exar Corp. (d)                                         220,774
                                                              3,173  Excel Technology, Inc. (d)                              77,104
                                                             33,600  Fairchild Semiconductor International,
                                                                     Inc. (d)                                               495,600
                                                              8,900  Formfactor, Inc. (d)                                   235,138
                                                             11,300  Genesis Microchip, Inc. (d)                            208,598
                                                              5,893  IXYS Corp. (d)                                          83,563
                                                             22,600  Integrated Circuit Systems, Inc. (d)                   466,464
                                                             31,900  Integrated Device Technology, Inc. (d)                 342,925
                                                             11,138  Integrated Silicon Solutions, Inc. (d)                  82,533
                                                             11,200  International DisplayWorks, Inc. (d)                    89,600
                                                             34,000  Lattice Semiconductor Corp. (d)                        150,960
                                                              2,700  Leadis Technology, Inc. (d)                             21,735
                                                             10,500  MIPS Technologies, Inc. (d)                             75,600
                                                             20,300  Micrel, Inc. (d)                                       233,856
                                                             19,490  Microsemi Corp. (d)                                    366,412
                                                             15,600  Microtune, Inc. (d)                                     78,234
                                                              2,900  Monolithic Power Systems, Inc. (d)                      25,752
                                                              4,400  Netlogic Microsystems, Inc. (d)                         78,012
                                                             40,100  ON Semiconductor Corp. (d)                             184,460
                                                             17,300  Omnivision Technologies, Inc. (b)(d)                   235,107
                                                              7,000  PLX Technology, Inc. (d)                                71,120
                                                             51,100  PMC - Sierra, Inc. (d)                                 476,763
                                                              6,993  Pericom Semiconductor Corp. (d)                         56,923
                                                             13,964  Pixelworks, Inc. (d)                                   119,811
                                                              5,700  Portalplayer, Inc. (d)                                 118,674
                                                             60,300  RF Micro Devices, Inc. (d)                             327,429
                                                             28,300  Rambus, Inc. (d)                                       378,654
                                                              9,800  Sigmatel, Inc. (d)                                     168,168
                                                             23,776  Silicon Image, Inc. (d)                                243,942
                                                             11,900  Silicon Laboratories, Inc. (d)                         311,899
                                                             26,358  Silicon Storage Technology, Inc. (d)                   106,223
                                                             12,300  Sirf Technology Holdings, Inc. (d)                     217,464
                                                             47,233  Skyworks Solutions, Inc. (d)                           348,107
                                                             12,400  Tessera Technologies, Inc. (d)                         414,284
                                                             40,000  Transwitch Corp. (d)                                    82,000
                                                             41,536  Triquint Semiconductor, Inc. (d)                       138,315
                                                              2,200  Virage Logic Corp. (d)                                  22,660
                                                             70,400  Vitesse Semiconductor Corp. (d)                        147,136
                                                              3,200  Volterra Semiconductor Corp. (d)                        47,648
                                                                                                                 ------------------
                                                                                                                          9,746,840
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS: TECHNOLOGY - 0.8%                                2,700  3D Systems Corp. (d)                                    64,962
                                                              3,000  American Science & Engineering, Inc. (d)               133,080
                                                             13,023  Checkpoint Systems, Inc. (d)                           230,507
                                                             10,080  Coherent, Inc. (d)                                     362,981
                                                              4,652  Cubic Corp.                                             82,526
                                                              8,174  DRS Technologies, Inc.                                 419,163
                                                              5,726  EDO Corp.                                              171,265
                                                              4,100  Essex Corp. (d)                                         93,808
                                                              5,750  Herley Industries, Inc. (d)                            104,880

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                             30,430  Identix, Inc. (d)                           $          153,063
                                                              3,500  Innovative Solutions & Support, Inc. (d)               117,495
                                                              9,384  Intermagnetics General Corp. (d)                       288,652
                                                              4,900  Ionatron, Inc. (d)                                      42,091
                                                             25,900  Kemet Corp. (d)                                        163,170
                                                              2,500  LaBarge, Inc. (d)                                       45,375
                                                              3,700  Scansource, Inc. (d)                                   158,878
                                                              1,500  Sypris Solutions, Inc.                                  18,555
                                                                                                                 ------------------
                                                                                                                          2,650,451
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT - 0.0%                                       8,900  Global Power Equipment Group, Inc. (d)                  70,755
                                                             13,126  Plug Power, Inc. (b)(d)                                 89,913
                                                                                                                 ------------------
                                                                                                                            160,668
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY MISCELLANEOUS - 0.6%                                 155,600  Calpine Corp. (b)(d)                                   529,040
                                                              1,000  Crosstex Energy, Inc.                                   48,300
                                                              9,000  Evergreen Solar, Inc. (d)                               57,870
                                                             14,426  FuelCell Energy, Inc. (b)(d)                           147,289
                                                              6,400  Holly Corp.                                            298,688
                                                             16,100  KFX, Inc. (b)(d)                                       230,069
                                                                200  Markwest Hydrocarbon, Inc.                               4,640
                                                              5,058  Penn Virginia Corp.                                    225,941
                                                             13,600  Syntroleum Corp. (d)                                   139,536
                                                              7,291  Tetra Technologies, Inc. (d)                           232,218
                                                             11,397  Veritas DGC, Inc. (d)                                  316,153
                                                                                                                 ------------------
                                                                                                                          2,229,744
-----------------------------------------------------------------------------------------------------------------------------------
ENGINEERING & CONTRACTING SERVICES - 0.3%                     5,400  Clean Harbors, Inc. (d)                                117,072
                                                             14,602  Dycom Industries, Inc. (d)                             289,266
                                                              1,300  Infrasource Services, Inc. (d)                          13,546
                                                              2,900  Layne Christensen Co. (d)                               57,609
                                                             34,100  Quanta Services, Inc. (d)                              300,080
                                                             11,277  URS Corp. (d)                                          421,196
                                                                                                                 ------------------
                                                                                                                          1,198,769
-----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.3%                                          3,000  Carmike Cinemas, Inc.                                   92,040
                                                              5,040  Dover Motorsports, Inc.                                 30,240
                                                             11,155  Gaylord Entertainment Co. (d)                          518,596
                                                              3,472  Lodgenet Entertainment Corp. (d)                        57,600
                                                              8,215  Movie Gallery, Inc.                                    217,122
                                                              4,155  Speedway Motorsports, Inc.                             151,907
                                                                                                                 ------------------
                                                                                                                          1,067,505
-----------------------------------------------------------------------------------------------------------------------------------
FERTILIZERS - 0.0%                                           23,900  Terra Industries, Inc. (d)                             162,759
-----------------------------------------------------------------------------------------------------------------------------------
FINANCE COMPANIES - 0.2%                                      5,800  Accredited Home Lenders Holding Co. (d)                255,200
                                                              3,900  Asta Funding, Inc.                                     108,342
                                                              1,300  Credit Acceptance Corporation (d)                       19,357
                                                                800  Delta Financial Corp.                                    7,608
                                                              2,300  International Securities Exchange, Inc.
                                                                     (d)                                                     57,753
                                                              3,050  MortgageIT Holdings, Inc.                               55,663
                                                              1,400  United PanAm Financial Corp. (d)                        38,374
                                                              6,300  World Acceptance Corp. (d)                             189,315
                                                                                                                 ------------------
                                                                                                                            731,612
-----------------------------------------------------------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FINANCE: SMALL LOAN - 0.1%                                   20,400  Advance America Cash Advance                $          326,400
                                                              2,450  Collegiate Funding Services LLC (d)                     35,721
                                                              5,000  Encore Capital Group, Inc. (d)                          85,000
                                                                200  QC Holdings, Inc. (d)                                    2,888
                                                                                                                 ------------------
                                                                                                                            450,009
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS - 0.9%           8,000  Advent Software, Inc. (d)                              162,080
                                                                995  CCC Information Services Group (d)                      23,830
                                                              5,689  CompuCredit Corp. (d)                                  195,019
                                                              8,000  Cybersource Corp. (d)                                   58,480
                                                             11,330  Digital Insight Corp. (d)                              271,014
                                                             22,400  E-Loan, Inc. (d)                                        74,816
                                                             15,288  eFunds Corp. (d)                                       275,031
                                                              8,623  eSpeed, Inc. Class A (d)                                76,831
                                                             15,900  Hypercom Corp. (d)                                     102,873
                                                              4,300  iPayment, Inc. (d)                                     157,036
                                                             19,800  Jack Henry & Associates, Inc.                          362,538
                                                              9,182  John H. Harland Co.                                    348,916
                                                             10,349  Kronos, Inc. (d)                                       417,996
                                                             12,164  NDCHealth Corp.                                        218,587
                                                             15,313  PRG-Schultz International, Inc. (d)                     43,183
                                                              2,600  TNS, Inc. (d)                                           60,762
                                                              6,100  TradeStation Group, Inc. (d)                            52,338
                                                             12,000  Wright Express Corp. (d)                               221,640
                                                                                                                 ------------------
                                                                                                                          3,122,970
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INFORMATION SERVICES - 0.2%                         1,700  Bankrate, Inc. (d)                                      34,238
                                                              9,950  Factset Research Systems, Inc.                         356,608
                                                             44,100  Homestore, Inc. (d)                                     89,523
                                                              1,200  Morningstar, Inc. (d)                                   33,780
                                                             24,022  S1 Corp. (d)                                           113,144
                                                                400  Value Line, Inc.                                        15,700
                                                                                                                 ------------------
                                                                                                                            642,993
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL MISCELLANEOUS - 0.9%                                3,400  ACE Cash Express, Inc. (d)                              86,904
                                                              5,700  Advanta Corp. Class B                                  160,512
                                                              1,400  Asset Acceptance Capital Corp. (d)                      36,274
                                                              9,419  Cash America International, Inc.                       189,510
                                                                400  Enstar Group, Inc. (d)                                  27,112
                                                              4,700  Federal Agricultural Mortgage Corp.
                                                                     Class B                                                103,635
                                                              5,267  Financial Federal Corp.                                203,517
                                                              5,200  First Cash Financial Services, Inc. (d)                111,124
                                                              6,900  Harris & Harris Group, Inc.                             82,179
                                                              5,499  LandAmerica Financial Group, Inc.                      326,476
                                                             15,600  Metris Cos., Inc. (d)                                  225,576
                                                             24,200  MoneyGram International, Inc.                          462,704
                                                              5,500  Portfolio Recovery Associates, Inc. (d)                231,110
                                                              3,800  Sanders Morris Harris Group, Inc.                       65,360
                                                             13,936  Sotheby's Holdings Class A (d)                         190,923
                                                              4,692  Sterling Bancorp                                       100,174
                                                              5,122  Stewart Information Services Corp.                     215,124
                                                              1,033  Stifel Financial Corp. (d)                              24,957

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              2,676  Triad Guaranty, Inc. (d)                    $          134,844
                                                              2,291  WSFS Financial Corp.                                   125,341
                                                                                                                 ------------------
                                                                                                                          3,103,356
-----------------------------------------------------------------------------------------------------------------------------------
FOODS - 1.0%                                                  4,934  American Italian Pasta Co. Class A                     103,713
                                                             11,400  Chiquita Brands International, Inc.                    313,044
                                                             11,056  Flowers Foods, Inc.                                    390,940
                                                              8,757  Hain Celestial Group, Inc. (d)                         170,761
                                                              2,300  J&J Snack Foods Corp.                                  120,405
                                                              2,300  John B. Sanfilippo & Son, Inc. (d)                      53,038
                                                             10,100  Lance, Inc.                                            173,821
                                                              3,100  M&F Worldwide Corp. (d)                                 41,416
                                                                963  Maui Land & Pineapple Co., Inc. (d)                     36,671
                                                             15,700  NBTY, Inc. (d)                                         407,258
                                                              4,500  Natures Sunshine Prods, Inc.                            78,480
                                                             13,300  Performance Food Group Co. (d)                         401,793
                                                              1,500  Provide Commerce, Inc. (d)                              32,385
                                                              9,795  Ralcorp Holdings, Inc. (d)                             403,064
                                                              5,550  Sanderson Farms, Inc.                                  252,192
                                                                112  Seaboard Corp.                                         186,368
                                                             15,057  Sensient Technologies Corp.                            310,325
                                                              6,300  Tootsie Roll Industries, Inc.                          184,275
                                                                                                                 ------------------
                                                                                                                          3,659,949
-----------------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS - 0.3%                                        3,209  Deltic Timber Corp.                                    122,038
                                                             16,521  Longview Fibre Co.                                     339,507
                                                              9,197  Potlatch Corp.                                         481,279
                                                              5,634  Universal Forest Products, Inc.                        233,529
                                                                                                                 ------------------
                                                                                                                          1,176,353
-----------------------------------------------------------------------------------------------------------------------------------
FORMS & BULK PRINTING SERVICES - 0.1%                         5,600  Ennis, Inc.                                            101,472
                                                              5,145  The Standard Register Co.                               81,342
                                                                                                                 ------------------
                                                                                                                            182,814
-----------------------------------------------------------------------------------------------------------------------------------
FUNERAL PARLORS & CEMETERIES - 0.1%                          12,000  Alderwoods Group, Inc. (d)                             172,440
                                                             31,824  Stewart Enterprises, Inc. Class A                      208,129
                                                                                                                 ------------------
                                                                                                                            380,569
-----------------------------------------------------------------------------------------------------------------------------------
GLASS - 0.0%                                                 10,800  Apogee Enterprises, Inc.                               165,996
-----------------------------------------------------------------------------------------------------------------------------------
GOLD - 0.1%                                                  78,300  Coeur d'Alene Mines Corp. (d)                          284,229
                                                              6,700  Royal Gold, Inc.                                       134,804
                                                                                                                 ------------------
                                                                                                                            419,033
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES - 0.9%                                10,000  American Healthways, Inc. (d)                          422,700
                                                             35,026  Beverly Enterprises, Inc. (d)                          446,231
                                                              5,700  Genesis HealthCare Corp. (d)                           263,796
                                                              7,900  Kindred Healthcare, Inc. (d)                           312,919
                                                              5,950  LCA-Vision, Inc.                                       288,337
                                                              2,100  Medcath Corp. (d)                                       58,359
                                                              1,900  National Healthcare Corp.                               67,089
                                                             17,400  PainCare Holdings, Inc. (d)                             75,342
                                                              6,700  Psychiatric Solutions, Inc. (d)                        326,357
                                                              2,500  Radiation Therapy Services, Inc. (d)                    66,375
                                                              4,200  Res-Care, Inc. (d)                                      56,952
                                                              1,824  Specialty Laboratories, Inc. (d)                        15,340

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              5,037  Sunrise Senior Living, Inc. (d)             $          271,897
                                                              9,300  United Surgical Partners International,
                                                                     Inc. (d)                                               484,344
                                                                                                                 ------------------
                                                                                                                          3,156,038
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE MANAGEMENT SERVICES - 0.7%                        5,800  Allied Healthcare International, Inc. (d)               41,064
                                                              9,441  Allscripts Healthcare Solutions, Inc. (d)              156,815
                                                              1,200  American Dental Partners, Inc. (d)                      29,292
                                                             10,100  Amsurg Corp. (d)                                       279,669
                                                              7,400  Bioscript, Inc. (d)                                     44,400
                                                             13,500  Centene Corp. (d)                                      453,330
                                                              3,100  Computer Programs & Systems, Inc.                      115,537
                                                              1,957  Corvel Corp. (d)                                        49,160
                                                             11,331  Eclipsys Corp. (d)                                     159,427
                                                             17,097  Hooper Holmes, Inc.                                     70,953
                                                              2,000  Horizon Health Corp. (d)                                46,780
                                                              2,800  Molina Healthcare, Inc. (d)                            123,928
                                                             22,900  OCA, Inc. (b)(d)                                        43,052
                                                              7,000  Pediatrix Medical Group, Inc. (d)                      514,780
                                                              7,898  Per-Se Technologies, Inc. (d)                          166,016
                                                              9,900  Phase Forward, Inc. (d)                                 67,320
                                                              5,200  Vital Images, Inc. (d)                                  93,340
                                                              4,700  WellCare Health Plans, Inc. (d)                        166,897
                                                                                                                 ------------------
                                                                                                                          2,621,760
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES - 0.6%                                   2,800  Adeza Biomedical Corp. (d)                              47,544
                                                              2,500  Alliance Imaging, Inc. (d)                              26,150
                                                              5,500  Amedisys, Inc. (d)                                     202,290
                                                              6,800  America Retirement Corp. (d)                            99,416
                                                             15,500  Apria Healthcare Group, Inc. (d)                       536,920
                                                              3,000  Bio-Reference Labs, Inc. (d)                            41,640
                                                              7,012  Gentiva Health Services, Inc. (d)                      125,234
                                                              9,625  Healthcare Services Group                              193,270
                                                              6,427  IDX Systems Corp. (d)                                  193,710
                                                              6,100  LabOne, Inc. (d)                                       242,841
                                                              5,300  Matria Healthcare, Inc. (d)                            170,819
                                                             10,300  Odyssey HealthCare, Inc. (d)                           148,526
                                                              3,900  Symbion, Inc. (d)                                       93,015
                                                              4,600  VistaCare, Inc. Class A (d)                             84,962
                                                                                                                 ------------------
                                                                                                                          2,206,337
-----------------------------------------------------------------------------------------------------------------------------------
HOMEBUILDING - 0.2%                                           2,100  Comstock Homebuilding Cos., Inc. Class
                                                                     A (d)                                                   50,862
                                                              4,960  Levitt Corp. Class A                                   148,403
                                                              4,200  M/I Homes, Inc.                                        227,220
                                                                700  Orleans Homebuilders, Inc.                              16,422
                                                              3,562  Technical Olympic USA, Inc.                             86,485
                                                              1,100  William Lyon Homes, Inc. (d)                           106,711
                                                                                                                 ------------------
                                                                                                                            636,103
-----------------------------------------------------------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOTEL/MOTEL - 0.1%                                            7,200  Lodgian, Inc. (d)                           $           73,944
                                                              5,979  Marcus Corp.                                           126,874
                                                                                                                 ------------------
                                                                                                                            200,818
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD FURNISHINGS - 0.5%                                  3,300  American Woodmark Corp.                                 99,033
                                                              3,200  Bassett Furniture Industries, Inc.                      60,352
                                                             11,400  The Bombay Co., Inc. (d)                                64,980
                                                              9,800  Ethan Allen Interiors, Inc.                            328,398
                                                             15,300  Furniture Brands International, Inc.                   330,633
                                                              5,036  Haverty Furniture Cos., Inc.                            74,432
                                                              1,700  Hooker Furniture Corp.                                  29,563
                                                             16,400  La-Z-Boy, Inc.                                         238,948
                                                              4,488  Libbey, Inc.                                            70,955
                                                              2,300  Lifetime Hoan Corp.                                     44,919
                                                             10,800  Select Comfort Corp. (d)                               231,444
                                                              5,200  Stanley Furniture Co., Inc.                            127,712
                                                                                                                 ------------------
                                                                                                                          1,701,369
-----------------------------------------------------------------------------------------------------------------------------------
IDENTIFICATION CONTROL & FILTER DEVICES - 1.0%                6,812  Advanced Energy Industries, Inc. (d)                    53,542
                                                             12,967  Artesyn Technologies, Inc. (d)                         112,813
                                                             16,741  Asyst Technologies Inc. (d)                             74,665
                                                                900  Badger Meter, Inc.                                      37,170
                                                              7,594  C&D Technologies, Inc.                                  69,789
                                                              5,631  CUNO, Inc. (d)                                         402,279
                                                             14,200  Crane Co.                                              373,460
                                                              4,066  ESCO Technologies, Inc. (d)                            409,853
                                                              4,200  Flanders Corp. (d)                                      37,800
                                                             16,600  Flowserve Corp. (d)                                    502,316
                                                              1,875  The Gorman-Rupp Co.                                     40,144
                                                              7,926  Mine Safety Appliances Co.                             366,181
                                                             10,482  Paxar Corp. (d)                                        186,056
                                                              3,312  Robbins & Myers, Inc.                                   71,241
                                                              2,000  Sun Hydraulics, Inc.                                    72,780
                                                              8,727  Veeco Instruments, Inc. (d)                            142,076
                                                              5,696  Vicor Corp.                                             77,466
                                                              9,200  Viisage Technology, Inc. (d)                            41,216
                                                              7,636  Watts Water Technologies, Inc. Class A                 255,730
                                                              6,317  X-Rite, Inc.                                            72,709
                                                                                                                 ------------------
                                                                                                                          3,399,286
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE: LIFE - 0.4%                                       11,800  American Equity Investment Life Holding
                                                                     Co.                                                    140,184
                                                              6,700  Ceres Group, Inc. (d)                                   40,736
                                                              8,008  Citizens, Inc. (b)(d)                                   48,849
                                                              8,370  Delphi Financial Group Class A                         369,535
                                                              2,680  Great American Financial Resources, Inc.                53,091
                                                              1,142  Kansas City Life Insurance Company                      53,251
                                                                662  National Western Life Insurance Co.
                                                                     Class A (d)                                            128,355
                                                             28,500  The Phoenix Cos., Inc.                                 339,150
                                                              6,093  Presidential Life Corp.                                104,251
                                                              8,800  Universal American Financial Corp. (d)                 199,056
                                                                                                                 ------------------
                                                                                                                          1,476,458
-----------------------------------------------------------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE: MULTI-LINE - 0.5%                                  9,740  Alfa Corp.                                  $          143,373
                                                              3,186  CNA Surety Corp. (d)                                    47,312
                                                              7,009  Crawford & Co. Class B                                  52,007
                                                                300  EMC Insurance Group, Inc.                                5,424
                                                              3,425  FBL Financial Group, Inc. Class A                       94,564
                                                              6,400  HealthExtras, Inc. (d)                                 128,448
                                                              9,206  Hilb Rogal & Hobbs Co.                                 316,686
                                                             14,868  Horace Mann Educators Corp.                            279,816
                                                              1,340  Independence Holding Co.                                23,651
                                                              3,400  KMG America Corp (d)                                    33,796
                                                              2,397  Pico Holdings, Inc. (d)                                 71,335
                                                             11,839  UICI                                                   352,447
                                                              4,237  Zenith National Insurance Corp.                        287,523
                                                                                                                 ------------------
                                                                                                                          1,836,382
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE: PROPERTY-CASUALTY - 1.2%                           8,700  21st Century Insurance Group                           129,108
                                                              4,650  Affirmative Insurance Holdings, Inc.                    73,702
                                                              3,271  American Physicians Capital, Inc. (d)                  121,518
                                                              9,066  Argonaut Group, Inc. (d)                               209,334
                                                              3,732  Baldwin & Lyons, Inc. Class B                           89,941
                                                              3,400  Bristol West Holdings, Inc.                             62,220
                                                             15,030  Danielson Holdings Corp. (d)                           182,915
                                                              6,300  Direct General Corp.                                   117,243
                                                              2,533  Donegal Group, Inc. Class A                             50,559
                                                              2,800  FPIC Insurance Group, Inc. (d)                          82,124
                                                              3,700  First Acceptance Corp. (d)                              35,002
                                                             18,100  Fremont General Corp.                                  440,373
                                                              5,662  Harleysville Group, Inc.                               118,279
                                                              6,200  Infinity Property & Casualty Corp.                     216,256
                                                              2,058  The Midland Company                                     72,421
                                                              2,600  Navigators Group, Inc. (d)                              89,882
                                                              2,000  Odyssey Re Holdings Corp.                               49,360
                                                             19,115  Ohio Casualty Corp.                                    462,201
                                                              9,506  PMA Capital Corp. Class A (d)                           83,938
                                                              8,423  ProAssurance Corp. (d)                                 351,744
                                                              6,454  RLI Corp.                                              287,848
                                                              3,000  Safety Insurance Group, Inc.                           101,280
                                                              9,254  Selective Insurance Group                              458,536
                                                              3,312  State Auto Financial Corp.                             102,804
                                                              2,900  Tower Group, Inc.                                       45,327
                                                              5,500  United Fire & Casualty Co.                             244,310
                                                                                                                 ------------------
                                                                                                                          4,278,225
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT MANAGEMENT COMPANIES - 0.5%                       18,700  Apollo Investment Corp.                                344,641
                                                              5,100  Ares Capital Corp.                                      90,933
                                                              7,100  Calamos Asset Management, Inc. Class A                 193,404
                                                                500  Capital Southwest Corp.                                 44,835
                                                              1,500  Cohen & Steers, Inc.                                    30,915
                                                              1,696  Gabelli Asset Management, Inc. Class A                  74,946
                                                             16,400  MCG Capital Corp.                                      280,112

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              2,900  NGP Capital Resources Co.                   $           43,297
                                                             10,600  National Financial Partners Corp.                      414,884
                                                              1,600  Technology Investment Capital Corp.                     23,680
                                                             20,900  Waddell & Reed Financial, Inc. Class A                 386,650
                                                                                                                 ------------------
                                                                                                                          1,928,297
-----------------------------------------------------------------------------------------------------------------------------------
JEWELRY, WATCHES & GEMSTONES - 0.2%                           4,620  Charles & Colvard Ltd.                                 113,421
                                                             15,600  Fossil, Inc. (d)                                       354,120
                                                              4,600  Movado Group, Inc.                                      86,848
                                                                                                                 ------------------
                                                                                                                            554,389
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE TIME - 0.4%                                          22,600  Callaway Golf Co.                                      348,718
                                                              1,400  Escalade, Inc.                                          19,362
                                                              6,600  Great Wolf Resorts, Inc. (d)                           134,904
                                                             12,100  K2, Inc. (d)                                           153,428
                                                              6,000  Life Time Fitness, Inc. (d)                            196,860
                                                              7,300  Majesco Entertainment Co. (d)                           47,742
                                                             26,900  Six Flags, Inc. (d)                                    125,085
                                                              2,100  Steinway Musical Instruments (d)                        61,656
                                                              6,678  Sturm Ruger & Co., Inc.                                 55,895
                                                              7,856  Vail Resorts, Inc. (d)                                 220,754
                                                              5,500  West Marine, Inc. (d)                                   99,330
                                                                                                                 ------------------
                                                                                                                          1,463,734
-----------------------------------------------------------------------------------------------------------------------------------
MACHINE TOOLS - 0.1%                                         10,992  Lincoln Electric Holdings, Inc.                        364,385
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & ENGINEERING - 0.1%                                8,960  Applied Industrial Technologies, Inc.                  289,318
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY: AGRICULTURAL - 0.2%                               25,200  AGCO Corp. (d)                                         481,824
                                                                400  Alamo Group, Inc.                                        7,468
                                                              2,800  Gehl Co. (d)                                           109,032
                                                              3,813  Lindsay Manufacturing Co.                               89,911
                                                                                                                 ------------------
                                                                                                                            688,235
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY: CONSTRUCTION & HANDLING - 0.3%                     2,600  ASV, Inc. (d)                                          105,404
                                                              4,517  Astec Industries, Inc. (d)                             104,749
                                                              9,211  Manitowoc Co.                                          377,835
                                                              1,387  NACCO Industries, Inc. Class A                         148,714
                                                             10,324  Stewart & Stevenson Services                           233,942
                                                                                                                 ------------------
                                                                                                                            970,644
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY: ENGINES - 0.1%                                    14,400  Briggs & Stratton Corp.                                498,528
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY: INDUSTRIAL/SPECIALTY - 0.7%                        8,200  Actuant Corp. Class A (d)                              393,108
                                                              6,300  EnPro Industries, Inc. (d)                             181,881
                                                              7,557  Gardner Denver, Inc. (d)                               265,100
                                                              3,370  Kadant, Inc. (d)                                        73,904
                                                             11,403  Kennametal, Inc.                                       522,828
                                                              1,500  Middleby Corp. (d)                                      79,290
                                                              8,310  Nordson Corp.                                          284,867
                                                              6,028  Tecumseh Products Co. Class A                          165,408
                                                              2,637  Tennant Co.                                             93,376
                                                              3,799  Thomas Industries, Inc.                                151,808
                                                              2,993  Woodward Governor Co.                                  251,502
                                                                                                                 ------------------
                                                                                                                          2,463,072
-----------------------------------------------------------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY: OIL WELL EQUIPMENT & SERVICES - 1.3%               3,868  CARBO Ceramics, Inc.                        $          305,417
                                                             12,337  Cal Dive International, Inc. (d)                       646,089
                                                              1,688  Dril-Quip, Inc. (d)                                     48,969
                                                             28,100  Global Industries Ltd. (d)                             238,850
                                                              3,717  Gulf Island Fabrication, Inc.                           73,894
                                                             23,200  Hanover Compressor Co. (d)                             267,032
                                                              3,000  Hornbeck Offshore Services, Inc. (d)                    81,270
                                                              5,649  Hydril (d)                                             307,023
                                                             20,146  Input/Output, Inc. (b)(d)                              126,517
                                                              4,200  Lufkin Industries, Inc.                                151,116
                                                             27,020  Newpark Resources (d)                                  202,650
                                                              8,404  Oceaneering International, Inc. (d)                    324,815
                                                             10,700  Oil States International, Inc. (d)                     269,319
                                                             30,281  Parker Drilling Co. (d)                                212,270
                                                              4,800  RPC, Inc.                                               81,216
                                                              5,508  SEACOR Holdings, Inc. (d)                              354,164
                                                             21,305  Superior Energy Services (d)                           379,229
                                                              4,726  Universal Compression Holdings, Inc. (d)               171,270
                                                              9,457  W-H Energy Services, Inc. (d)                          235,763
                                                                                                                 ------------------
                                                                                                                          4,476,873
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY: SPECIALTY - 0.5%                                   5,100  Applied Films Corp. (d)                                130,560
                                                              5,400  Bucyrus International, Inc.                            205,092
                                                              3,700  Cascade Corp.                                          160,025
                                                             12,387  Engineered Support Systems, Inc.                       443,826
                                                              9,561  Helix Technology Corp.                                 126,970
                                                             16,398  JLG Industries, Inc.                                   450,617
                                                              4,941  Semitool, Inc. (d)                                      47,137
                                                              4,900  TurboChef Technologies, Inc. (d)                        87,808
                                                                                                                 ------------------
                                                                                                                          1,652,035
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING - 0.1%                                  22,627  Champion Enterprises, Inc. (d)                         224,912
                                                              4,205  Palm Harbor Homes, Inc. (b)(d)                          79,180
                                                              1,501  Skyline Corp.                                           59,935
                                                                                                                 ------------------
                                                                                                                            364,027
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.1%                                         16,759  Federal Signal Corp.                                   261,440
                                                              3,931  Standex International Corp.                            111,680
                                                                                                                 ------------------
                                                                                                                            373,120
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES - 2.9%                4,700  Abaxis, Inc. (d)                                        51,136
                                                              3,800  Abiomed, Inc. (d)                                       32,490
                                                              5,550  Advanced Neuromodulation Systems, Inc.
                                                                     (d)                                                    220,224
                                                             16,200  Align Technology, Inc. (d)                             119,394
                                                             20,700  American Medical Systems Holdings, Inc.
                                                                     (d)                                                    427,455
                                                              2,900  Animas Corp. (d)                                        58,435
                                                              5,808  Arrow International, Inc.                              185,275
                                                              5,200  Bio-Rad Laboratories, Inc. Class A (d)                 307,892
                                                              5,549  Biosite, Inc. (d)                                      305,140
                                                              1,800  Cantel Medical Corp. (d)                                29,448
                                                             13,300  Cepheid, Inc. (d)                                       97,622
                                                              9,228  Conmed Corp. (d)                                       283,946
                                                              2,500  Conor Medsystems, Inc. (d)                              38,375
                                                              5,969  Cyberonics, Inc. (d)                                   258,995

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              5,500  DJ Orthopedics, Inc. (d)                    $          150,865
                                                                100  DexCom, Inc. (d)                                         1,249
                                                              6,800  Diagnostic Products Corp.                              321,844
                                                              8,400  Encore Medical Corp. (d)                                46,620
                                                              4,900  Foxhollow Technologies, Inc. (d)                       187,523
                                                              4,800  I-Flow Corp. (d)                                        79,872
                                                              4,150  ICU Medical, Inc. (d)                                  133,506
                                                              6,000  IRIS International, Inc. (d)                           106,800
                                                             13,562  Immucor, Inc. (d)                                      392,620
                                                              9,122  Invacare Corp.                                         404,652
                                                              4,240  Inverness Medical Innovations, Inc. (d)                115,752
                                                              7,700  Kyphon, Inc. (d)                                       267,883
                                                              2,678  Landauer, Inc.                                         139,015
                                                              6,100  Laserscope (d)                                         252,784
                                                             10,200  Lifecell Corp. (d)                                     161,262
                                                             10,544  Mentor Corp.                                           437,365
                                                              2,000  Meridian Bioscience, Inc.                               37,900
                                                              7,810  Merit Medical Systems, Inc. (d)                        120,352
                                                              6,437  Molecular Devices Corp. (d)                            139,232
                                                              6,200  NuVasive, Inc. (d)                                     103,044
                                                             15,459  OraSure Technologies, Inc. (d)                         154,435
                                                             12,598  Owens & Minor, Inc.                                    407,545
                                                             22,073  PSS World Medical, Inc. (d)                            274,809
                                                              6,000  Palomar Medical Technologies, Inc. (d)                 143,520
                                                              8,614  PolyMedica Corp.                                       307,175
                                                              4,615  SonoSite, Inc. (d)                                     143,250
                                                              1,000  Stereotaxis, Inc. (d)                                    8,030
                                                             20,500  Steris Corp.                                           528,285
                                                              5,183  SurModics, Inc. (d)                                    224,787
                                                             12,000  Sybron Dental Specialties, Inc. (d)                    451,440
                                                              2,500  Symmetry Medical, Inc. (d)                              58,850
                                                             10,700  ThermoGenesis Corp. (d)                                 46,224
                                                             14,447  Thoratec Corp. (d)                                     221,617
                                                              9,160  Ventana Medical Systems (d)                            368,507
                                                              9,300  Viasys Healthcare, Inc. (d)                            210,087
                                                              1,624  Vital Signs, Inc.                                       70,352
                                                              8,676  West Pharmaceutical Services, Inc.                     243,362
                                                              7,800  Wright Medical Group, Inc. (d)                         208,260
                                                                600  Young Innovations, Inc.                                 22,398
                                                                                                                 ------------------
                                                                                                                         10,108,900
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES - 0.3%                                       4,400  America Service Group, Inc. (d)                         69,740
                                                              9,100  Magellan Health Services, Inc. (d)                     321,321
                                                              8,471  Option Care, Inc.                                      119,441
                                                              9,197  Parexel International Corp. (d)                        182,560
                                                              6,095  RehabCare Group, Inc. (d)                              162,919
                                                              5,100  US Physical Therapy, Inc. (d)                           97,818
                                                                                                                 ------------------
                                                                                                                            953,799
-----------------------------------------------------------------------------------------------------------------------------------
METAL FABRICATING - 1.1%                                      3,500  CIRCOR International, Inc.                              86,345
                                                             18,556  Commercial Metals Co.                                  442,004
                                                              1,300  Dynamic Materials Corp.                                 50,115

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              4,750  Encore Wire Corp. (d)                       $           55,052
                                                              9,426  Kaydon Corp.                                           262,514
                                                              9,358  Lone Star Technologies (d)                             425,789
                                                             13,763  Maverick Tube Corp. (d)                                410,137
                                                              7,000  Metals USA, Inc. (d)                                   133,140
                                                              5,565  NN, Inc.                                                70,564
                                                              5,955  NS Group, Inc. (d)                                     193,597
                                                              8,207  Quanex Corp.                                           435,053
                                                              6,613  RTI International Metals, Inc. (d)                     207,714
                                                              8,547  Reliance Steel & Aluminum Co.                          316,837
                                                              2,000  Roanoke Electric Steel Corp.                            33,040
                                                              8,993  Ryerson Tull, Inc.                                     128,330
                                                             22,000  The Shaw Group, Inc. (d)                               473,220
                                                              3,500  Superior Essex, Inc. (d)                                61,985
                                                              4,158  Valmont Industries, Inc.                               107,276
                                                                                                                 ------------------
                                                                                                                          3,892,712
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINERALS MISCELLANEOUS - 0.4%                        1,600  AM Castle & Co. (d)                                     24,736
                                                              6,473  AMCOL International Corp.                              121,628
                                                              5,511  Brush Engineered Materials, Inc. (d)                    78,587
                                                              6,518  Cleveland-Cliffs, Inc.                                 376,480
                                                              4,500  Compass Minerals International, Inc.                   105,300
                                                             30,244  GrafTech International Ltd. (d)                        130,049
                                                             39,200  Hecla Mining Co. (d)                                   178,752
                                                              6,353  Minerals Technologies, Inc.                            391,345
                                                             12,064  Stillwater Mining Co. (d)                               89,515
                                                              1,300  Titanium Metals Corp. (d)                               73,827
                                                                                                                 ------------------
                                                                                                                          1,570,219
-----------------------------------------------------------------------------------------------------------------------------------
MILLING: FRUIT & GRAIN PROCESSING - 0.2%                     22,478  Corn Products International, Inc.                      534,077
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS HEALTH CARE - 0.1%                             12,500  NeighborCare, Inc. (d)                                 414,625
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES - 0.2%                  7,350  Ceradyne, Inc. (d)                                     176,914
                                                              9,779  Symyx Technologies (d)                                 273,616
                                                              6,289  WD-40 Co.                                              175,652
                                                                                                                 ------------------
                                                                                                                            626,182
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & PROCESSING - 0.3%                   8,838  Insituform Technologies, Inc. Class A (d)              141,673
                                                              7,800  Metal Management, Inc.                                 150,930
                                                              5,455  Rogers Corp. (d)                                       221,200
                                                             25,759  USEC, Inc.                                             377,112
                                                              1,400  Xerium Technologies, Inc. (d)                           16,590
                                                                                                                 ------------------
                                                                                                                            907,505
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS PRODUCER DURABLES - 0.1%                       15,400  BE Aerospace, Inc. (d)                                 240,702
                                                              7,100  Blount International, Inc. (d)                         118,499
                                                                                                                 ------------------
                                                                                                                            359,201
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-SECTOR COMPANIES - 0.5%                                16,071  GenCorp, Inc. (d)                                      309,527
                                                              7,294  Kaman Corp. Class A                                    131,584
                                                              8,199  Lancaster Colony Corp.                                 351,901
                                                              4,700  Raven Industries, Inc.                                 110,074
                                                              1,465  Sequa Corp. Class A (d)                                 96,939
                                                             12,050  Trinity Industries, Inc.                               385,962
                                                                300  United Capital Corp. (d)                                 7,785
                                                             11,402  Walter Industries, Inc.                                458,360
                                                                                                                 ------------------
                                                                                                                          1,852,132
-----------------------------------------------------------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE FURNITURE & BUSINESS EQUIPMENT - 0.1%                  1,000  General Binding Corp. (d)                   $           21,920
                                                              5,124  Imagistics International, Inc. (d)                     143,472
                                                              7,174  Kimball International, Inc. Class B                     94,697
                                                              3,300  Knoll, Inc.                                             56,463
                                                             10,640  Presstek, Inc. (d)                                     120,445
                                                                                                                 ------------------
                                                                                                                            436,997
-----------------------------------------------------------------------------------------------------------------------------------
OFFSHORE DRILLING - 0.1%                                      3,827  Atwood Oceanics, Inc. (d)                              235,590
                                                              1,900  Bois d'Arc Energy, Inc. (d)                             28,025
                                                                                                                 ------------------
                                                                                                                            263,615
-----------------------------------------------------------------------------------------------------------------------------------
OIL: CRUDE PRODUCERS - 2.7%                                   4,500  ATP Oil & Gas Corp. (d)                                105,300
                                                              1,500  Atlas America, Inc. (b)(d)                              55,785
                                                              4,901  Berry Petroleum Co. Class A                            259,165
                                                              3,900  Bill Barrett Corp. (d)                                 115,362
                                                              7,600  Brigham Exploration Co. (d)                             69,388
                                                             15,711  Cabot Oil & Gas Corp. Class A                          545,172
                                                              5,300  Callon Petroleum Co. (d)                                78,334
                                                              7,000  Carrizo Oil & Gas, Inc. (d)                            119,420
                                                             14,300  Cheniere Energy, Inc. (d)                              444,730
                                                             24,093  Cimarex Energy Co. (b)(d)                              937,459
                                                              1,700  Clayton Williams Energy, Inc. (d)                       50,983
                                                             10,957  Comstock Resources, Inc. (d)                           277,103
                                                              7,100  Edge Petroleum Corp. (d)                               110,902
                                                              9,000  Encore Acquisition Co. (d)                             369,000
                                                             11,000  Endeavour International Corp. (d)                       39,930
                                                              8,700  Energy Partners Ltd. (d)                               228,027
                                                             12,400  FX Energy, Inc. (b)(d)                                 136,772
                                                             17,430  Frontier Oil Corp.                                     511,570
                                                             13,500  Gasco Energy, Inc. (d)                                  49,950
                                                              4,300  Goodrich Petroleum Corp. (d)                            88,494
                                                             57,143  Grey Wolf, Inc. (d)                                    423,430
                                                             13,800  Harvest Natural Resources, Inc. (d)                    150,834
                                                              7,883  Houston Exploration Co. (d)                            418,193
                                                              7,400  McMoRan Exploration Co. (b)(d)                         144,374
                                                             25,911  Meridian Resource Corp. (d)                            123,855
                                                             12,000  Parallel Petroleum Corp. (d)                           106,200
                                                              9,800  PetroHawk Energy Corp. (d)                             105,840
                                                              6,000  Petroleum Development Corp. (d)                        191,100
                                                             15,600  Petroquest Energy, Inc. (d)                            102,492
                                                              4,000  Pioneer Drilling Co. (d)                                61,040
                                                              7,220  Remington Oil & Gas Corp. (d)                          257,754
                                                              4,549  Resource America, Inc. Class A                         175,273
                                                              6,987  Spinnaker Exploration Co. (d)                          247,969
                                                             18,352  St. Mary Land & Exploration Co.                        531,841
                                                              7,878  Stone Energy Corp. (d)                                 385,234
                                                              8,917  Swift Energy Co. (d)                                   319,407
                                                             15,600  Todco Class A (d)                                      400,452
                                                              5,100  Toreador Resources Corp. (d)                           123,879
                                                              5,100  Tri-Valley Corp. (d)                                    71,043
                                                              3,800  W&T Offshore, Inc.                                      91,466
                                                              5,400  Warren Resources, Inc. (d)                              56,430
                                                              8,100  Whiting Petroleum Corp. (d)                            294,111
                                                                                                                 ------------------
                                                                                                                          9,375,063
-----------------------------------------------------------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL: INTEGRATED DOMESTIC - 0.2%                              11,100  Delta Petroleum Corp. (d)                   $          156,066
                                                              4,800  Giant Industries, Inc. (d)                             172,800
                                                             15,200  KCS Energy, Inc. (d)                                   264,024
                                                             12,500  Mission Resources Corp. (d)                            100,875
                                                              1,400  Tipperary Corp. (d)                                      8,750
                                                                                                                 ------------------
                                                                                                                            702,515
-----------------------------------------------------------------------------------------------------------------------------------
PAINTS & COATINGS - 0.2%                                     13,676  Ferro Corp.                                            271,605
                                                              9,540  H.B. Fuller Company                                    324,932
                                                              1,793  Kronos Worldwide, Inc.                                  54,131
                                                                                                                 ------------------
                                                                                                                            650,668
-----------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.4%                                                  8,026  Albany International Corp. Class A                     257,715
                                                             15,700  Bowater, Inc.                                          508,209
                                                              7,398  Buckeye Technologies, Inc. (d)                          58,962
                                                             10,974  Caraustar Industries, Inc. (d)                         115,227
                                                              5,092  Chesapeake Corp.                                       106,626
                                                             10,201  Glatfelter                                             126,492
                                                              5,000  Mercer International, Inc.-Sbi (d)                      36,450
                                                              3,300  Neenah Paper, Inc.                                     102,201
                                                              7,580  Rock-Tenn Co. Class A                                   95,887
                                                             14,642  Wausau Paper Corp.                                     175,411
                                                                                                                 ------------------
                                                                                                                          1,583,180
-----------------------------------------------------------------------------------------------------------------------------------
PLASTICS - 0.0%                                               8,054  Spartech Corp.                                         143,361
-----------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL & ENVIRONMENTAL SERVICES - 0.2%             5,500  American Ecology Corp.                                  98,450
                                                             16,300  Darling International, Inc. (d)                         61,125
                                                              4,100  Duratek, Inc. (d)                                       95,038
                                                             13,146  Headwaters, Inc. (d)                                   451,959
                                                                                                                 ------------------
                                                                                                                            706,572
-----------------------------------------------------------------------------------------------------------------------------------
POWER TRANSMISSION EQUIPMENT - 0.1%                           8,151  Regal-Beloit Corp.                                     237,683
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & COPYING SERVICES - 0.1%                           10,882  Bowne & Co., Inc.                                      157,354
                                                             12,300  Cenveo, Inc. (d)                                        92,988
                                                              2,400  Schawk, Inc.                                            60,000
                                                              4,400  TRM Corp. (d)                                           74,008
                                                                                                                 ------------------
                                                                                                                            384,350
-----------------------------------------------------------------------------------------------------------------------------------
PRODUCTION TECHNOLOGY EQUIPMENT - 1.3%                        4,000  ADE Corp. (d)                                          112,200
                                                             10,857  ATMI, Inc. (d)                                         314,962
                                                              5,400  August Technology Corp. (d)                             62,910
                                                             31,300  Axcelis Technologies, Inc. (d)                         214,718
                                                             14,688  Brooks Automation, Inc. (d)                            218,117
                                                             13,656  Cognex Corp.                                           357,651
                                                             25,868  Credence Systems Corp. (d)                             234,105
                                                             10,700  Cymer, Inc. (d)                                        281,945
                                                              6,031  Dionex Corp. (d)                                       263,012
                                                             10,061  Electro Scientific Industries, Inc. (d)                179,891
                                                              6,800  Emcore Corp. (d)                                        28,084
                                                             14,200  Entegris, Inc. (d)                                     140,580
                                                              7,490  Esterline Technologies Corp. (d)                       300,199
                                                              7,155  FEI Co. (d)                                            163,206
                                                              4,300  Intevac, Inc. (d)                                       45,021
                                                             18,356  Kulicke & Soffa Industries, Inc. (d)                   145,196
                                                             18,403  LTX Corp. (d)                                           91,279

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              6,800  MTS Systems Corp.                           $          228,344
                                                             11,099  Mattson Technology, Inc. (d)                            79,469
                                                             12,600  Mykrolis Corp. (d)                                     179,046
                                                              6,062  Photon Dynamics, Inc. (d)                              124,938
                                                              9,879  Photronics, Inc. (d)                                   230,576
                                                              4,500  Rofin-Sinar Technologies, Inc. (d)                     147,600
                                                              4,273  Rudolph Technologies, Inc. (d)                          61,232
                                                              6,990  Ultratech, Inc. (d)                                    127,917
                                                             11,042  Varian Semiconductor Equipment
                                                                        Associates,  Inc. (d)                               408,554
                                                                                                                 ------------------
                                                                                                                          4,740,752
-----------------------------------------------------------------------------------------------------------------------------------
PUBLISHING: MISCELLANEOUS - 0.6%                              8,194  Banta Corp.                                            371,680
                                                              3,400  Consolidated Graphics, Inc. (d)                        138,618
                                                              1,950  Courier Corp.                                           74,899
                                                              7,382  Martha Stewart Living Omnimedia Class A
                                                                     (b)(d)                                                 215,407
                                                              5,407  Playboy Enterprises, Inc. Class B (d)                   69,967
                                                             44,200  Primedia, Inc. (d)                                     179,010
                                                             31,100  The Reader's Digest Association, Inc.
                                                                     Class A                                                513,150
                                                              9,660  Scholastic Corp. (d)                                   372,393
                                                              3,100  Thomas Nelson, Inc.                                     67,456
                                                                                                                 ------------------
                                                                                                                          2,002,580
-----------------------------------------------------------------------------------------------------------------------------------
PUBLISHING: NEWSPAPERS - 0.3%                                17,729  Hollinger International, Inc. Class A                  177,467
                                                              8,100  Journal Communications, Inc. Class A                   136,080
                                                             12,233  Journal Register Co. (d)                               214,200
                                                              5,900  Media General, Inc. Class A                            382,084
                                                                                                                 ------------------
                                                                                                                            909,831
-----------------------------------------------------------------------------------------------------------------------------------
RADIO & TV BROADCASTERS - 0.7%                                1,633  Beasley Broadcasting Group, Inc. Class
                                                                     A (d)                                                   23,662
                                                             10,100  Citadel Broadcasting Corp. (d)                         115,645
                                                              9,200  Cox Radio, Inc. Class A (d)                            144,900
                                                             14,900  Cumulus Media, Inc. Class A (d)                        175,522
                                                             16,600  Emmis Communications Corp. Class A (b)(d)              293,322
                                                              9,700  Entercom Communications Corp. (d)                      322,913
                                                              1,500  Fisher Communications, Inc. (d)                         70,935
                                                             13,000  Gray Television, Inc.                                  156,780
                                                              5,054  Liberty Corp.                                          186,038
                                                             10,500  Lin TV Corp. Class A (d)                               145,845
                                                             26,700  Radio One, Inc. Class D (d)                            340,959
                                                             10,171  Regent Communications, Inc. (d)                         59,704
                                                              5,033  Saga Communications, Inc. Class A (d)                   70,462
                                                              2,883  Salem Communications Corp. Class A (d)                  57,199
                                                             16,464  Sinclair Broadcast Group, Inc. Class A                 149,493
                                                             14,684  Spanish Broadcasting System Class A (d)                146,693
                                                              2,800  WPT Enterprises, Inc. (d)                               54,572
                                                              2,568  World Wrestling Entertainment, Inc.                     29,327
                                                                                                                 ------------------
                                                                                                                          2,543,971
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD EQUIPMENT - 0.1%                                     4,100  Freightcar America, Inc. (d)                            81,303
                                                              2,800  Greenbrier Cos., Inc.                                   75,880
                                                             13,339  Westinghouse Air Brake Technologies Corp.              286,522
                                                                                                                 ------------------
                                                                                                                            443,705
-----------------------------------------------------------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
RAILROADS - 0.3%                                              8,881  Florida East Coast Industries               $          384,547
                                                              5,750  Genesee & Wyoming, Inc. Class A (d)                    156,457
                                                             22,676  Kansas City Southern (d)                               457,602
                                                             10,302  RailAmerica, Inc. (d)                                  122,594
                                                                                                                 ------------------
                                                                                                                          1,121,200
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.3%                                            1,500  Avatar Holdings, Inc. (b)(d)                            75,405
                                                              5,000  Bluegreen Corp. (d)                                     87,050
                                                              1,400  California Coastal Communities, Inc. (d)                48,118
                                                              1,700  Consolidated-Tomoka Land Co.                           146,200
                                                              7,500  Sunterra Corp. (b)(d)                                  121,575
                                                              1,975  Tarragon Corp. (d)                                      49,869
                                                              1,915  Tejon Ranch Co. (d)                                     98,565
                                                             10,000  Trammell Crow Co. (d)                                  242,400
                                                              9,900  WCI Communities, Inc. (d)                              317,097
                                                                                                                 ------------------
                                                                                                                          1,186,279
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REIT) - 6.7%                   7,740  AMLI Residential Properties Trust                      241,952
                                                             12,300  Aames Investment Corp.                                 119,556
                                                             10,301  Acadia Realty Trust                                    192,114
                                                              7,300  Affordable Residential Communities                      97,455
                                                              1,100  Agree Realty Corp.                                      33,275
                                                                567  Alexander's, Inc. (d)                                  141,041
                                                              6,256  Alexandria Real Estate Equities, Inc.                  459,503
                                                              5,450  American Campus Communities, Inc.                      123,606
                                                             10,197  American Home Mortgage Investment Corp.                356,487
                                                             16,300  Anthracite Capital, Inc.                               193,155
                                                             14,300  Anworth Mortgage Asset Corp.                           140,712
                                                              2,600  Arbor Realty Trust, Inc.                                74,620
                                                             13,900  Ashford Hospitality Trust, Inc.                        150,120
                                                              5,899  Bedford Property Investors                             135,795
                                                              3,800  Bimini Mortgage Management, Inc. Class A                53,580
                                                              7,750  BioMed Realty Trust, Inc.                              184,838
                                                              8,200  Boykin Lodging Co. (d)                                 109,880
                                                             15,547  Brandywine Realty Trust                                476,516
                                                              9,748  CRT Properties, Inc.                                   266,120
                                                             12,650  Capital Automotive REIT                                482,851
                                                             10,400  Capital Lease Funding, Inc.                            112,840
                                                              2,500  Capital Trust, Inc.                                     83,525
                                                              6,000  Cedar Shopping Centers, Inc.                            88,500
                                                             11,884  Colonial Properties Trust                              522,896
                                                             15,675  Commercial Net Lease Realty                            320,867
                                                              8,700  Corporate Office Properties Trust                      256,215
                                                              3,300  Correctional Properties Trust                           93,390
                                                             11,000  Cousins Properties, Inc.                               325,380
                                                              3,100  Criimi MAE, Inc. (d)                                    67,735
                                                             10,600  DiamondRock Hospitality Co.                            119,780
                                                                400  Digital Realty Trust, Inc.                               6,952
                                                             17,100  ECC Capital Corp.                                      113,886
                                                              7,427  Eastgroup Properties                                   312,751
                                                              6,000  Education Realty Trust, Inc.                           109,800
                                                              8,480  Entertainment Properties Trust                         390,080
                                                             16,140  Equity Inns, Inc.                                      214,662

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              6,194  Equity Lifestyle Properties, Inc.           $          246,273
                                                              9,400  Equity One, Inc.                                       213,380
                                                              6,650  Extra Space Storage, Inc.                               95,295
                                                             15,570  FelCor Lodging Trust, Inc. (d)                         225,454
                                                             14,600  Fieldstone Investment Corp.                            210,240
                                                             13,700  First Industrial Realty Trust, Inc.                    546,630
                                                              3,400  First Potomac Realty Trust                              84,320
                                                              9,100  GMH Communities Trust                                  126,035
                                                              9,382  Gables Residential Trust                               405,584
                                                              5,200  Getty Realty Corp.                                     144,040
                                                              9,639  Glenborough Realty Trust, Inc.                         198,467
                                                             11,356  Glimcher Realty Trust                                  315,129
                                                             10,100  Government Properties Trust, Inc.                       98,172
                                                              2,550  Gramercy Capital Corp.                                  62,373
                                                              7,800  Heritage Property Investment Trust                     273,156
                                                              9,800  Hersha Hospitality Trust                                93,492
                                                              8,600  Highland Hospitality Corp.                              89,870
                                                             16,700  Highwoods Properties, Inc.                             496,992
                                                             10,220  Home Properties, Inc.                                  439,664
                                                             13,000  HomeBanc Corp.                                         118,170
                                                             23,100  IMPAC Mortgage Holdings, Inc.                          430,815
                                                             17,900  Inland Real Estate Corp.                               287,832
                                                             12,792  Innkeepers USA Trust                                   191,112
                                                             13,700  Investors Real Estate Trust                            132,342
                                                              8,678  Kilroy Realty Corp.                                    412,118
                                                              3,500  Kite Realty Group Trust                                 52,500
                                                              4,700  LTC Properties, Inc.                                    97,290
                                                             55,100  La Quinta Corp. (d)                                    514,083
                                                              9,020  LaSalle Hotel Properties                               295,946
                                                             14,642  Lexington Corporate Properties Trust                   355,947
                                                             11,500  Luminent Mortgage Capital, Inc.                        124,085
                                                             26,100  MFA Mortgage Investments, Inc.                         194,445
                                                              9,900  Maguire Properties, Inc.                               280,566
                                                             24,658  Meristar Hospitality Corp. (d)                         212,059
                                                              5,629  Mid-America Apartment Communities, Inc.                255,669
                                                              6,929  National Health Investors, Inc.                        194,497
                                                                200  National Health Realty, Inc.                             3,722
                                                             21,359  Nationwide Health Properties, Inc.                     504,286
                                                             12,400  Newcastle Investment Corp.                             373,860
                                                              2,600  NorthStar Realty Finance Corp.                          27,274
                                                              8,400  Novastar Financial, Inc.                               328,860
                                                             15,600  Omega Healthcare Investors, Inc.                       200,616
                                                              4,000  One Liberty Properties, Inc.                            82,840
                                                              5,200  Origen Financial, Inc.                                  38,480
                                                              4,308  PS Business Parks, Inc.                                191,491
                                                              4,004  Parkway Properties, Inc.                               200,240
                                                             10,132  Pennsylvania Real Estate Investment Trust              481,270
                                                             12,886  Post Properties, Inc.                                  465,313
                                                             13,250  Prentiss Properties Trust                              482,830
                                                              8,800  RAIT Investment Trust                                  263,560
                                                              4,300  Ramco-Gershenson Properties                            125,904
                                                              5,895  Redwood Trust, Inc.                                    304,182

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              4,122  Saul Centers, Inc.                          $          149,835
                                                             14,600  Saxon Capital Inc.                                     249,222
                                                             16,414  Senior Housing Properties Trust                        310,389
                                                              2,800  Sizeler Property Investors                              36,960
                                                              4,604  Sovran Self Storage, Inc.                              209,298
                                                             20,300  Spirit Finance Corp.                                   238,525
                                                             11,000  Strategic Hotel Capital, Inc.                          198,000
                                                              4,843  Sun Communities, Inc.                                  180,111
                                                              8,600  Sunstone Hotel Investors, Inc.                         208,636
                                                              9,622  Tanger Factory Outlet Centers, Inc.                    259,120
                                                             15,208  Taubman Centers, Inc.                                  518,441
                                                              6,563  The Town & Country Trust                               187,111
                                                             17,300  Trustreet Properties, Inc.                             287,353
                                                              8,400  U-Store-It Trust                                       160,020
                                                              4,527  Universal Health Realty Income Trust                   172,524
                                                              6,000  Urstadt Biddle Properties, Inc. Class A                103,920
                                                             12,565  Washington Real Estate Investment Trust                392,028
                                                              7,055  Winston Hotels, Inc.                                    79,439
                                                                                                                 ------------------
                                                                                                                         23,702,137
-----------------------------------------------------------------------------------------------------------------------------------
RECREATIONAL VEHICLES & BOATS - 0.3%                          5,543  Arctic Cat, Inc.                                       113,798
                                                              4,207  Coachmen Industries, Inc.                               52,714
                                                             17,299  Fleetwood Enterprises, Inc. (d)                        175,585
                                                              2,175  Marine Products Corp.                                   31,646
                                                              8,824  Monaco Coach Corp.                                     151,685
                                                             11,484  Thor Industries, Inc.                                  360,942
                                                              8,990  Winnebago Industries                                   294,423
                                                                                                                 ------------------
                                                                                                                          1,180,793
-----------------------------------------------------------------------------------------------------------------------------------
RENTAL & LEASING SERVICES: COMMERCIAL - 0.3%                  3,753  Electro Rent Corp. (d)                                  54,569
                                                             13,200  GATX Corp.                                             455,400
                                                                900  Interpool, Inc.                                         19,242
                                                              1,900  Marlin Business Services, Inc. (d)                      38,190
                                                              4,910  McGrath Rentcorp                                       116,367
                                                             18,800  United Rentals, Inc. (d)                               379,948
                                                                                                                 ------------------
                                                                                                                          1,063,716
-----------------------------------------------------------------------------------------------------------------------------------
RENTAL & LEASING SERVICES: CONSUMER - 0.3%                   11,593  Aaron Rents, Inc.                                      288,550
                                                              2,500  Amerco, Inc. (d)                                       133,875
                                                              8,195  Dollar Thrifty Automotive Group (d)                    311,246
                                                              7,878  Rent-Way, Inc. (d)                                      77,520
                                                              8,658  WESCO International, Inc. (d)                          271,688
                                                                                                                 ------------------
                                                                                                                          1,082,879
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.6%                                            3,400  AFC Enterprises (d)                                     44,812
                                                              3,300  BJ's Restaurants, Inc. (d)                              67,122
                                                             12,180  Bob Evans Farms, Inc.                                  284,038
                                                              3,025  Buffalo Wild Wings, Inc. (d)                            94,380
                                                             11,450  CEC Entertainment, Inc. (d)                            481,930
                                                             16,300  CKE Restaurants, Inc.                                  226,896
                                                              7,100  California Pizza Kitchen, Inc. (d)                     193,617
                                                              3,400  Dave & Buster's, Inc. (d)                               62,696
                                                             22,600  Denny's Corp. (d)                                      112,322
                                                              7,950  Domino's Pizza, Inc.                                   176,967
                                                              6,048  Ihop Corp.                                             262,423

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                             11,818  Jack in the Box, Inc. (d)                   $          448,139
                                                             16,200  Krispy Kreme Doughnuts, Inc. (b)(d)                    112,752
                                                              6,096  Landry's Restaurants, Inc.                             183,429
                                                              5,354  Lone Star Steakhouse & Saloon                          162,815
                                                              9,200  Luby's, Inc. (d)                                       109,940
                                                                400  McCormick & Schmick's Seafood
                                                                     Restaurants, Inc. (d)                                    6,316
                                                              8,284  O'Charleys, Inc. (d)                                   146,295
                                                              7,408  PF Chang's China Bistro, Inc. (d)                      436,924
                                                              4,148  Papa John's International, Inc. (d)                    165,796
                                                             10,577  Rare Hospitality International, Inc. (d)               322,281
                                                              4,700  Red Robin Gourmet Burgers, Inc. (d)                    291,306
                                                             17,900  Ruby Tuesday, Inc.                                     463,610
                                                             15,000  Ryan's Restaurant Group, Inc. (d)                      210,150
                                                              7,028  The Steak n Shake Co. (d)                              130,861
                                                              5,200  Texas Roadhouse, Inc. Class A (d)                      180,700
                                                             11,550  Triarc Cos.                                            171,633
                                                                                                                 ------------------
                                                                                                                          5,550,150
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL - 4.9%                                                 1,700  1-800 Contacts, Inc. (d)                                32,929
                                                             11,224  1-800-FLOWERS.COM, Inc. Class A (d)                     79,017
                                                             12,700  99 Cents Only Stores (d)                               161,417
                                                              4,300  AC Moore Arts & Crafts, Inc. (d)                       135,923
                                                             16,650  Aeropostale, Inc. (d)                                  559,440
                                                              2,650  America's Car Mart, Inc. (d)                            59,651
                                                              2,600  Asbury Automotive Group, Inc. (d)                       40,066
                                                              5,600  Big 5 Sporting Goods Corp.                             158,928
                                                             31,700  Big Lots, Inc. (d)                                     419,708
                                                              2,500  Blair Corp.                                             98,750
                                                             54,300  Blockbuster, Inc. Class A                              495,216
                                                              3,500  Blue Nile, Inc. (b)(d)                                 114,415
                                                              2,500  The Bon-Ton Stores, Inc.                                48,375
                                                              6,650  Brookstone, Inc. (d)                                   125,552
                                                              5,979  Brown Shoe Co., Inc.                                   234,078
                                                              1,449  The Buckle, Inc.                                        64,249
                                                              4,000  Build-A-Bear Workshop, Inc. (d)                         93,800
                                                              5,492  Burlington Coat Factory Warehouse Corp.                234,179
                                                             13,534  CSK Auto Corp. (d)                                     225,747
                                                              7,600  Cabela's, Inc. Class A (d)                             162,336
                                                              5,050  Cache, Inc. (d)                                         83,931
                                                              9,800  Casual Male Retail Group, Inc. (b)(d)                   71,638
                                                              9,596  The Cato Corp. Class A                                 198,147
                                                              5,400  Central Garden and Pet Co. (d)                         265,248
                                                              4,500  Charlotte Russe Holding, Inc. (d)                       56,070
                                                             36,040  Charming Shoppes (d)                                   336,253
                                                              5,785  Childrens Place (d)                                    269,986
                                                             12,128  Christopher & Banks Corp.                              221,457
                                                             10,845  Coldwater Creek, Inc. (d)                              270,149
                                                                600  Conn's, Inc. (d)                                        14,682
                                                              7,676  Cost Plus, Inc. (d)                                    191,439
                                                                500  DEB Shops, Inc.                                         14,485
                                                              2,000  Design Within Reach, Inc. (d)                           36,200
                                                              8,045  Dress Barn, Inc. (d)                                   182,058
                                                             15,800  Drugstore.Com (d)                                       65,886

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              3,931  Electronics Boutique Holdings Corp. (d)     $          249,579
                                                              4,000  FTD Group, Inc. (d)                                     45,400
                                                             11,935  Fred's, Inc.                                           197,882
                                                              7,800  GSI Commerce, Inc. (d)                                 130,650
                                                             13,600  GameStop Corp. Class B (d)                             406,640
                                                                 16  Gander Mountain Co. (d)                                    182
                                                              7,038  Genesco, Inc. (d)                                      261,039
                                                              7,800  Global Imaging Systems, Inc. (d)                       248,508
                                                              5,600  Goody's Family Clothing, Inc.                           41,300
                                                              5,532  Group 1 Automotive, Inc. (d)                           132,989
                                                              8,239  Guitar Center, Inc. (d)                                480,910
                                                              9,458  Gymboree Corp. (d)                                     129,196
                                                             14,181  Hot Topic, Inc. (d)                                    271,141
                                                              7,761  Handleman Co.                                          128,134
                                                              6,750  Hibbett Sporting Goods, Inc. (d)                       255,420
                                                             16,197  Insight Enterprises, Inc. (d)                          326,876
                                                              6,862  The J. Jill Group, Inc. (d)                             94,353
                                                              6,905  Jo-Ann Stores, Inc. (d)                                182,223
                                                              3,887  Jos. A. Bank Clothiers, Inc. (b)(d)                    168,307
                                                              1,647  Lawson Products                                         63,937
                                                             13,518  Linens 'N Things, Inc. (d)                             319,836
                                                              4,600  Lithia Motors, Inc. Class A                            132,710
                                                              3,000  MarineMax, Inc. (d)                                     93,750
                                                                  1  Men's Wearhouse, Inc. (d)                                   17
                                                              2,600  New York & Co. (d)                                      54,756
                                                              3,700  Overstock.com, Inc. (b)(d)                             131,720
                                                             17,910  PEP Boys-Manny Moe & Jack                              242,501
                                                             21,400  Pacific Sunwear of California, Inc. (d)                491,986
                                                              4,400  The Pantry, Inc. (d)                                   170,412
                                                              3,500  Party City Corp. (d)                                    42,000
                                                             20,100  Payless Shoesource, Inc. (d)                           385,920
                                                             16,300  Petco Animal Supplies, Inc. (d)                        477,916
                                                             23,399  Pier 1 Imports, Inc.                                   332,032
                                                              7,516  Priceline.com, Inc. (b)(d)                             175,348
                                                              9,900  Restoration Hardware, Inc. (d)                          80,982
                                                              3,200  Retail Ventures, Inc. (d)                               43,648
                                                              8,300  Rush Enterprises Inc. Class A (d)                      110,722
                                                              3,547  Russ Berrie & Co., Inc.                                 45,437
                                                              7,054  School Specialty, Inc. (d)                             328,011
                                                              5,000  Sharper Image Corp. (d)                                 63,650
                                                              9,098  ShopKo Stores, Inc. (d)                                221,172
                                                              8,800  Sonic Automotive, Inc.                                 187,088
                                                              7,726  The Sports Authority, Inc. (d)                         245,687
                                                              6,200  Stage Stores, Inc. (d)                                 270,320
                                                              5,203  Stamps.com, Inc. (d)                                    97,556
                                                              6,824  Stein Mart, Inc.                                       150,128
                                                              5,800  Talbots, Inc.                                          188,326
                                                             10,666  Too, Inc. (d)                                          249,264
                                                             10,500  Tractor Supply Co. (d)                                 515,550
                                                              7,830  Trans World Entertainment (d)                           92,629
                                                              7,490  Tuesday Morning Corp.                                  236,085

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              6,831  United Auto Group, Inc.                     $          203,564
                                                             12,980  United Natural Foods, Inc. (d)                         394,203
                                                              8,156  Valuevision Media, Inc. Class A (d)                     97,954
                                                              2,800  Wilsons The Leather Experts (d)                         18,592
                                                             16,300  Zale Corp. (d)                                         516,547
                                                              1,800  Zumiez, Inc. (d)                                        52,470
                                                                                                                 ------------------
                                                                                                                         17,096,560
-----------------------------------------------------------------------------------------------------------------------------------
SAVINGS & LOAN - 2.3%                                         6,837  Anchor Bancorp Wisconsin, Inc.                         206,888
                                                              9,550  BFC Financial Corp. (d)                                 81,461
                                                             17,138  Bank Mutual Corp.                                      189,546
                                                             15,142  BankAtlantic Bancorp, Inc. Class A                     286,941
                                                              9,173  Bankunited Financial Corp. Class A                     248,038
                                                              2,400  Berkshire Hills Bancorp, Inc.                           79,968
                                                              1,900  Beverly Hills Bancorp, Inc.                             20,805
                                                             18,487  Brookline Bancorp, Inc.                                300,599
                                                                500  Charter Financial Corp.                                 17,470
                                                              4,275  Coastal Financial Corp.                                 62,458
                                                             13,226  Commercial Capital Bancorp, Inc.                       221,006
                                                             12,527  Commercial Federal Corp.                               421,909
                                                             10,349  Dime Community Bancshares                              157,305
                                                              6,722  Fidelity Bankshares, Inc.                              178,267
                                                                900  First Defiance Financial Corp.                          24,021
                                                              4,026  First Financial Holdings, Inc.                         120,418
                                                              3,240  First Indiana Corp.                                     96,131
                                                             34,653  First Niagara Financial Group, Inc.                    505,241
                                                              3,000  First Place Financial Corp.                             60,270
                                                              6,450  First Republic Bank                                    227,878
                                                              5,000  FirstFed Financial Corp. (d)                           298,050
                                                              8,550  Flagstar Bancorp, Inc.                                 161,851
                                                              5,175  Flushing Financial Corp.                                95,220
                                                              3,078  Great Southern Bancorp, Inc.                            96,311
                                                              7,017  Harbor Florida Bancshares, Inc.                        262,716
                                                              3,000  Horizon Financial Corp.                                 66,600
                                                              2,500  IBERIABANK Corp.                                       154,025
                                                              2,400  ITLA Capital Corp. (d)                                 129,360
                                                              8,100  KNBT Bancorp, Inc.                                     122,229
                                                              6,500  Kearny Financial Corp.                                  76,700
                                                              9,660  MAF Bancorp, Inc.                                      411,806
                                                                300  NASB Financial, Inc.                                    12,738
                                                             17,911  Netbank, Inc.                                          166,931
                                                             31,600  NewAlliance Bancshares, Inc.                           443,980
                                                              4,667  Northwest Bancorp, Inc.                                 99,220
                                                              2,696  OceanFirst Financial Corp.                              60,687
                                                             10,265  Ocwen Financial Corp. (d)                               69,391
                                                              7,111  PFF Bancorp, Inc.                                      215,392
                                                             11,428  Partners Trust Financial Group, Inc.                   122,051
                                                              2,700  Pennfed Financial Services, Inc.                        45,576
                                                              1,450  Provident Financial Holdings, Inc.                      40,760
                                                             21,758  Provident Financial Services, Inc.                     382,288
                                                              4,100  Rockville Financial, Inc. (d)                           50,102
                                                              1,100  Sound Federal Bancorp, Inc.                             17,776

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              7,969  Sterling Financial Corp. (d)                $          298,041
                                                              6,900  TierOne Corp.                                          187,197
                                                              8,061  United Community Financial Corp.                        88,187
                                                             29,233  W Holding Co., Inc.                                    298,761
                                                                400  Westfield Financial, Inc.                                9,696
                                                                                                                 ------------------
                                                                                                                          7,990,262
-----------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC EQUIPMENT & SUPPLIERS - 0.2%                      12,835  Newport Corp. (d)                                      177,893
                                                             10,335  Varian, Inc. (d)                                       390,560
                                                                                                                 ------------------
                                                                                                                            568,453
-----------------------------------------------------------------------------------------------------------------------------------
SECURITIES BROKERAGE & SERVICES - 0.6%                        8,850  Archipelago Holdings, Inc. (b)(d)                      345,061
                                                              2,900  BKF Capital Group, Inc.                                109,939
                                                             13,745  CharterMac                                             301,840
                                                              1,800  GFI Group, Inc. (d)                                     64,080
                                                             13,500  Investment Technology Group, Inc. (d)                  283,770
                                                             35,600  Knight Capital Group, Inc. Class A (d)                 271,272
                                                             19,300  LaBranche & Co., Inc. (d)                              121,590
                                                              8,700  MarketAxess Holdings, Inc. (d)                          98,310
                                                              8,161  NCO Group, Inc. (d)                                    176,522
                                                              6,200  optionsXpress Holdings, Inc.                            94,240
                                                              4,804  SWS Group, Inc.                                         82,533
                                                                200  ZipRealty, Inc. (d)                                      2,568
                                                                                                                 ------------------
                                                                                                                          1,951,725
-----------------------------------------------------------------------------------------------------------------------------------
SERVICES: COMMERCIAL - 3.1%                                   3,963  4Kids Entertainment, Inc. (d)                           78,784
                                                             12,070  ABM Industries, Inc.                                   235,365
                                                              5,305  AMN Healthcare Services, Inc. (d)                       79,734
                                                              6,761  Administaff, Inc.                                      160,641
                                                              5,300  The Advisory Board Co. (d)                             258,322
                                                              2,500  Ambassadors Group, Inc.                                 92,975
                                                              3,000  Angelica Corp.                                          73,530
                                                             12,500  Autobytel, Inc. (d)                                     60,375
                                                              3,801  CDI Corp.                                               83,318
                                                              3,600  CRA International, Inc. (d)                            193,860
                                                              5,778  Casella Waste Systems, Inc. (d)                         69,336
                                                              5,685  Central Parking Corp.                                   78,169
                                                             18,253  Century Business Services, Inc. (d)                     73,925
                                                              7,472  Chemed Corp.                                           305,455
                                                              4,800  Clark, Inc.                                             68,784
                                                              5,800  Cogent, Inc. (d)                                       165,590
                                                              7,692  Coinstar, Inc. (d)                                     174,531
                                                             11,694  Corrections Corp. of America (d)                       458,989
                                                              5,550  CoStar Group, Inc. (d)                                 241,980
                                                              8,300  Cross Country Healthcare, Inc. (d)                     141,100
                                                              7,400  DiamondCluster International, Inc.
                                                                     Class A (d)                                             83,620
                                                              2,402  Exponent, Inc. (d)                                      68,649
                                                             12,941  FTI Consulting, Inc. (d)                               270,467
                                                              2,300  First Advantage Corp. Class A (d)                       53,613
                                                              3,881  Forrester Research, Inc. (d)                            69,198
                                                              6,277  G&K Services, Inc. Class A                             236,831
                                                              2,900  The Geo Group, Inc. (d)                                 72,645
                                                              7,000  Gevity HR, Inc.                                        140,210

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              2,000  Greg Manning Auctions, Inc. (b)(d)          $           23,900
                                                             15,300  Harris Interactive, Inc. (d)                            74,511
                                                              6,758  Heidrick & Struggles International,
                                                                     Inc. (d)                                               176,249
                                                              6,200  Hudson Highland Group, Inc. (d)                         96,658
                                                             31,100  IKON Office Solutions, Inc.                            295,761
                                                             11,300  Jackson Hewitt Tax Service, Inc.                       267,132
                                                              5,768  Kelly Services, Inc. Class A                           165,196
                                                              6,800  Kforce, Inc. (d)                                        57,528
                                                             10,868  Korn/Ferry International (d)                           192,907
                                                             14,022  Labor Ready, Inc. (d)                                  326,853
                                                              5,404  MAXIMUS, Inc.                                          190,707
                                                             31,105  MPS Group, Inc. (d)                                    293,009
                                                              5,742  Midas, Inc. (d)                                        132,066
                                                              2,900  Monro Muffler, Inc.                                     85,579
                                                             15,123  Navigant Consulting, Inc. (d)                          267,072
                                                              4,811  Navigant International, Inc. (d)                        70,674
                                                              3,717  Netratings, Inc. (d)                                    50,551
                                                              5,200  Nutri/System, Inc. (d)                                  76,752
                                                             14,364  PHH Corp. (d)                                          369,442
                                                              8,739  Pegasus Solutions, Inc. (d)                             97,440
                                                              3,660  Pre-Paid Legal Services, Inc.                          163,419
                                                              1,600  The Providence Service Corp. (d)                        39,728
                                                             12,500  Regis Corp.                                            488,500
                                                             14,232  Resources Connection, Inc. (d)                         330,609
                                                              9,402  Rollins, Inc.                                          188,416
                                                              4,700  Sirva, Inc. (d)                                         39,997
                                                             12,100  Source Interlink Cos., Inc. (d)                        149,677
                                                             21,029  Spherion Corp. (d)                                     138,791
                                                              4,740  Startek, Inc.                                           77,831
                                                             12,289  TeleTech Holdings, Inc. (d)                            100,155
                                                             15,631  Tetra Tech, Inc. (d)                                   211,487
                                                                700  Travelzoo, Inc. (b)(d)                                  22,981
                                                              2,800  Unifirst Corp.                                         113,512
                                                              2,400  Vertrue, Inc. (d)                                       93,504
                                                              5,400  Viad Corp.                                             153,036
                                                              1,759  Volt Information Sciences, Inc. (d)                     41,741
                                                             14,918  Waste Connections, Inc. (d)                            556,292
                                                             13,300  Waste Services, Inc. (d)                                51,072
                                                              9,825  Watson Wyatt & Co. Holdings                            251,815
                                                             14,113  Wireless Facilities, Inc. (d)                           89,335
                                                              6,800  World Fuel Services Corp.                              159,188
                                                                                                                 ------------------
                                                                                                                         10,861,069
-----------------------------------------------------------------------------------------------------------------------------------
SHIPPING - 0.2%                                               4,300  Gulfmark Offshore, Inc. (d)                            117,433
                                                              7,030  Kirby Corp. (d)                                        317,053
                                                              2,500  Maritrans, Inc.                                         67,625
                                                              1,800  Seabulk International, Inc. (d)                         38,250
                                                                                                                 ------------------
                                                                                                                            540,361
-----------------------------------------------------------------------------------------------------------------------------------
SHOES - 0.4%                                                  4,000  Deckers Outdoor Corp. (b)(d)                            98,400
                                                             11,066  Finish Line Class A                                    209,369
                                                              6,996  K-Swiss, Inc. Class A                                  226,251

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              1,892  Kenneth Cole Productions, Inc. Class A      $           58,879
                                                              2,200  Shoe Carnival, Inc. (d)                                 47,872
                                                              6,655  Skechers U.S.A., Inc. Class A (d)                       94,900
                                                              3,912  Steven Madden Ltd. (d)                                  69,477
                                                             12,935  Stride Rite Corp.                                      178,374
                                                                300  Weyco Group, Inc.                                        5,912
                                                             18,808  Wolverine World Wide, Inc.                             451,580
                                                                                                                 ------------------
                                                                                                                          1,441,014
-----------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.5%                                                 34,827  AK Steel Holding Corp. (d)                             223,241
                                                              7,326  Carpenter Technology                                   379,487
                                                              7,234  Gibraltar Industries, Inc.                             134,118
                                                             10,400  Oregon Steel Mills, Inc. (d)                           178,984
                                                              7,650  Schnitzer Steel Industries, Inc. Class A               181,305
                                                             11,097  Steel Dynamics, Inc.                                   291,296
                                                              4,700  Steel Technologies, Inc.                                79,430
                                                              2,100  Wheeling-Pittsburgh Corp. (d)                           32,298
                                                             18,600  Worthington Industries                                 293,880
                                                                                                                 ------------------
                                                                                                                          1,794,039
-----------------------------------------------------------------------------------------------------------------------------------
SYNTHETIC FIBERS - 0.0%                                       9,918  Wellman, Inc.                                          101,064
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 0.9%                           4,500  Applied Signal Technology, Inc.                         85,680
                                                             25,400  Arris Group, Inc. (d)                                  221,234
                                                              6,885  Audiovox Corp. Class A (d)                             106,717
                                                             15,761  Belden CDT, Inc.                                       334,133
                                                             14,834  C-COR, Inc. (d)                                        101,613
                                                             17,000  Interdigital Communications Corp. (d)                  297,500
                                                              5,700  Mastec, Inc. (d)                                        50,160
                                                             13,799  Plantronics, Inc.                                      501,732
                                                             27,700  Polycom, Inc. (d)                                      413,007
                                                             29,877  Powerwave Technologies, Inc. (b)(d)                    305,343
                                                                200  Preformed Line Products Co.                              8,160
                                                             23,700  SBA Communications Corp. Class A (d)                   319,950
                                                              6,380  Spectralink Corp.                                       67,118
                                                             16,000  Symmetricom, Inc. (d)                                  165,920
                                                             23,076  Terayon Corp. (d)                                       71,305
                                                                                                                 ------------------
                                                                                                                          3,049,572
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILE PRODUCTS - 0.1%                                       7,400  DHB Industries, Inc. (d)                                62,530
                                                              1,500  Dixie Group, Inc. (d)                                   26,415
                                                             11,600  Innovo Group, Inc. (d)                                  24,592
                                                             14,221  Interface, Inc. Class A (d)                            114,479
                                                                                                                 ------------------
                                                                                                                            228,016
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES APPAREL MANUFACTURERS - 0.5%                         4,900  Carter's, Inc. (d)                                     286,062
                                                              2,100  Cherokee, Inc.                                          72,702
                                                              3,585  Guess?, Inc. (d)                                        59,439
                                                              4,900  Hartmarx Corp. (d)                                      49,343
                                                              8,482  Kellwood Co.                                           228,166
                                                              3,702  Oshkosh B'Gosh, Inc. Class A                            96,215
                                                              4,142  Oxford Industries, Inc.                                178,313
                                                              4,400  Perry Ellis International, Inc. (d)                    102,916

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              7,954  Phillips-Van Heusen                         $          260,016
                                                             10,817  Russell Corp.                                          221,208
                                                             12,900  The Warnaco Group, Inc. (d)                            299,925
                                                                                                                 ------------------
                                                                                                                          1,854,305
-----------------------------------------------------------------------------------------------------------------------------------
TIRES & RUBBER - 0.2%                                         3,374  Bandag, Inc.                                           155,373
                                                             19,200  Cooper Tire & Rubber Co.                               356,544
                                                              2,000  Titan International, Inc.                               27,960
                                                                                                                 ------------------
                                                                                                                            539,877
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%                                               25,955  Alliance One International, Inc.                       155,990
                                                              5,720  Schweitzer-Mauduit International, Inc.                 178,064
                                                             11,800  Star Scientific, Inc. (b)(d)                            52,746
                                                              7,856  Universal Corp.                                        343,936
                                                              9,394  Vector Group Ltd.                                      174,447
                                                                                                                 ------------------
                                                                                                                            905,183
-----------------------------------------------------------------------------------------------------------------------------------
TOYS - 0.1%                                                   7,830  Jakks Pacific, Inc. (d)                                150,414
                                                              7,800  Leapfrog Enterprises, Inc. (b)(d)                       88,140
                                                                                                                 ------------------
                                                                                                                            238,554
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION MISCELLANEOUS - 0.2%                           1,600  Dynamex, Inc. (d)                                       27,264
                                                              5,400  HUB Group, Inc. Class A (d)                            135,270
                                                             14,400  Odyssey Marine Exploration, Inc. (d)                    71,712
                                                             10,400  Pacer International, Inc. (d)                          226,616
                                                              6,081  SCS Transportation, Inc. (d)                           108,242
                                                              4,900  US Xpress Enterprises, Inc. Class A (d)                 58,359
                                                                                                                 ------------------
                                                                                                                            627,463
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKERS - 0.6%                                               6,441  Arkansas Best Corp.                                    204,888
                                                              4,900  Covenant Transport, Inc. Class A (d)                    64,680
                                                              9,432  Forward Air Corp.                                      266,643
                                                              2,000  Frozen Food Express Industries (d)                      22,640
                                                             15,580  Heartland Express, Inc.                                302,719
                                                             11,175  Knight Transportation, Inc.                            271,888
                                                              1,300  Marten Transport Ltd. (d)                               27,287
                                                              5,050  Old Dominion Freight Line (d)                          135,492
                                                              7,800  Overnite Corp.                                         335,244
                                                              1,200  PAM Transportation Services (d)                         20,172
                                                              2,600  USA Truck, Inc. (d)                                     64,350
                                                              1,700  Universal Truckload Services, Inc. (d)                  28,713
                                                             14,400  Werner Enterprises, Inc.                               282,816
                                                                                                                 ------------------
                                                                                                                          2,027,532
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES: CABLE TV & RADIO - 0.0%                           18,500  Mediacom Communications Corp. Class A (d)              127,095
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES: ELECTRICAL - 1.4%                                  6,866  Allete, Inc.                                           342,613
                                                             16,275  Avista Corp.                                           302,552
                                                              9,800  Black Hills Corp.                                      361,130
                                                              5,089  CH Energy Group, Inc.                                  247,478
                                                              3,803  Central Vermont Public Service Corp.                    70,355
                                                             15,367  Cleco Corp.                                            331,466
                                                             23,200  Duquesne Light Holdings, Inc.                          433,376
                                                             16,008  El Paso Electric Co. (d)                               327,364
                                                              9,268  The Empire District Electric Co.                       222,061
                                                             12,800  Idacorp, Inc.                                          392,064

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              5,645  MGE Energy, Inc.                            $          205,365
                                                              9,400  NorthWestern Corp.                                     296,288
                                                              8,486  Otter Tail Corp.                                       231,922
                                                             36,477  Sierra Pacific Resources (b)(d)                        454,139
                                                              4,600  UIL Holdings Corp.                                     247,526
                                                             10,383  Unisource Energy Corp.                                 319,277
                                                                                                                 ------------------
                                                                                                                          4,784,976
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES: GAS DISTRIBUTORS - 0.9%                            5,222  Cascade Natural Gas Corp.                              107,051
                                                              2,700  EnergySouth, Inc.                                       74,817
                                                              6,348  The Laclede Group, Inc.                                201,612
                                                              8,374  New Jersey Resources Corp.                             404,046
                                                             13,200  Nicor, Inc.                                            543,444
                                                              8,299  Northwest Natural Gas Co.                              317,354
                                                             11,400  Peoples Energy Corp.                                   495,444
                                                              4,666  South Jersey Industries, Inc.                          285,186
                                                             10,590  Southwest Gas Corp.                                    270,151
                                                             14,900  WGL Holdings, Inc.                                     501,236
                                                                                                                 ------------------
                                                                                                                          3,200,341
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES: GAS PIPELINES - 0.0%                              13,731  Transmontaigne, Inc. (d)                               144,176
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES: MISCELLANEOUS - 0.1%                              64,800  Aquila, Inc. (d)                                       233,928
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES: TELECOMMUNICATIONS - 1.2%                          6,800  Alaska Communications Systems Group, Inc.               67,388
                                                              5,655  CT Communications, Inc.                                 73,798
                                                              4,926  Centennial Communications Corp. (d)                     68,373
                                                             73,600  Cincinnati Bell, Inc. (d)                              316,480
                                                              7,233  Commonwealth Telephone Enterprises, Inc.               303,135
                                                             38,900  Dobson Communications Corp. Class A
                                                                     (b)(d)                                                 165,714
                                                              8,000  FairPoint Communications, Inc.                         129,200
                                                             16,639  General Communication Class A (d)                      164,227
                                                             12,500  GlobeTel Communications Corp. (d)                       34,875
                                                              5,392  Golden Telecom, Inc. (a)                               165,427
                                                             14,800  IDT Corp. Class B (d)                                  194,768
                                                              6,700  Intrado, Inc. (d)                                      100,232
                                                              8,600  Iowa Telecommunications Services, Inc.                 161,250
                                                            217,100  Level 3 Communications, Inc. (d)                       440,713
                                                              4,421  North Pittsburgh Systems, Inc.                          86,475
                                                             18,500  Premiere Global Services, Inc. (d)                     208,865
                                                             14,389  Price Communications Corp. (d)                         248,930
                                                              5,800  RCN Corp. (d)                                          133,922
                                                              1,300  Shenandoah Telecom Co.                                  51,675
                                                              4,400  SureWest Communications                                112,860
                                                             10,233  Talk America Holdings, Inc. (d)                        102,432
                                                             18,500  Time Warner Telecom, Inc. Class A (d)                  109,520
                                                             35,300  US Unwired, Inc. Class A (d)                           204,034
                                                              8,020  USA Mobility, Inc. (d)                                 235,467
                                                             25,600  Ubiquitel, Inc. (d)                                    208,896
                                                              8,800  Valor Communications Group, Inc.                       121,440
                                                                                                                 ------------------
                                                                                                                          4,210,096
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES: WATER - 0.2%                                       4,985  American States Water Co.                              146,409
                                                              5,196  California Water Service Group                         195,058
                                                              2,389  Connecticut Water Service, Inc.                         59,701

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

                                                             SHARES
INDUSTRY*                                                      HELD  COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              3,382  Middlesex Water Co.                         $           65,678
                                                              1,974  SJW Corp.                                               92,798
                                                              8,532  Southwest Water Co.                                    100,934
                                                                                                                 ------------------
                                                                                                                            660,578
-----------------------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE - 0.0%                        4,650  Central European Distribution Corp. (d)                173,584
-----------------------------------------------------------------------------------------------------------------------------------
WHOLESALERS - 0.3%                                            6,400  Brightpoint, Inc. (d)                                  142,016
                                                              3,000  Earle M Jorgensen Co. (d)                               24,150
                                                              3,500  LKQ Corp. (d)                                           95,025
                                                              8,400  Prestige Brands Holdings, Inc. (d)                     163,800
                                                              9,969  United Stationers, Inc. (d)                            489,478
                                                                                                                 ------------------
                                                                                                                            914,469
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     TOTAL  COMMON STOCKS (COST -
                                                                     $285,282,848) - 98.4%                              346,290,922
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     MUTUAL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT MANAGEMENT COMPANIES - 0.0%                        4,900  Gladstone Capital Corp.                                114,660
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     TOTAL MUTUAL FUNDS (COST - $104,653) -
                                                                     0.0%                                                   114,660
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     OTHER INTERESTS (C)
-----------------------------------------------------------------------------------------------------------------------------------
OIL: CRUDE PRODUCERS - 0.0%                              $      500  PetroCorp Inc. (Escrow Shares)                               0
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     TOTAL OTHER INTERESTS
                                                                     (COST - $0) - 0.0%                                           0
-----------------------------------------------------------------------------------------------------------------------------------

                                                         BENEFICIAL
                                                           INTEREST  SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
                                                         $5,908,632  Merrill Lynch Liquidity Series, LLC
                                                                     Cash Sweep Series I (e)                              5,908,632
                                                          9,657,003  Merrill Lynch Liquidity Series, LLC
                                                                     Money Market Series (e)(f)                           9,657,003
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     TOTAL SHORT-TERM SECURITIES  (COST -
                                                                     $15,565,635) - 4.4%                                 15,565,635
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST - $300,953,136**)  - 102.8%                                                                     361,971,217
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8%)                                                                           (9,912,721)
                                                                                                                 ------------------
NET ASSETS - 100.0%                                                                                              $      352,058,496
                                                                                                                 ==================


     * For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

    ** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

        Aggregate cost                                $ 304,527,759
                                                      =============
        Gross unrealized appreciation                 $ 80,768,989
        Gross unrealized depreciation                  (23,325,531)
                                                      -------------
        Net unrealized appreciation                   $ 57,443,458
                                                      ============

   (a)  Depositary Receipts.

   (b)  Security, or a portion of security, is on loan.

   (c) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

   (d)  Non-income producing security.

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2005
--------------------------------------------------------------------------------

   (e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

        AFFILIATE                                                               NET ACTIVITY    INTEREST INCOME
        -------------------------------------------------------------------------------------------------------
        Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                 $(3,080,958)    $       123,857
        Merrill Lynch Liquidity Series, LLC Money Market Series                 $(1,995,385)    $        75,809
        -------------------------------------------------------------------------------------------------------

   (f)  Security was purchased with the cash proceeds from securities loans.

        Financial futures contracts purchased as of June 30, 2005 were as follows:

          NUMBER OF                                                                                 UNREALIZED
          CONTRACTS               ISSUE                EXPIRATION DATE           FACE VALUE        APPRECIATION
        -------------------------------------------------------------------------------------------------------
              17            Russell 2000 Index         September 2005            $5,427,948       $      38,402
        -------------------------------------------------------------------------------------------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1)   Not Applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3)  Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 2, 2005


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 2, 2005